UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-05059

                                 HIGHMARK FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
               (Address of principal executive offices) (Zip code)

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                       One Embarcadero Center, Suite 2200
                             San Francisco, CA 94111
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-433-6884

                     DATE OF FISCAL YEAR END: JULY 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
                                                                JANUARY 31, 2006
--------------------------------------------------------------------------------


HIGHMARK
   The smarter approach to investing.



SEMI-ANNUAL
------------------
            REPORT

[MOUNTAIN RANGE GRAPHIC OMITTED]
[HIGHMARK FUNDS LOGO OMITTED](R)

                                                            TABLE OF CONTENTS

management's discussion of fund performance
      large cap growth fund ..............................................     2
      value momentum fund ................................................     4
      large cap value fund ...............................................     6
      core equity fund ...................................................     8
      balanced fund ......................................................    10
      small cap growth fund ..............................................    12
      small cap value fund ...............................................    14
      california intermediate tax-free bond fund .........................    16
      national intermediate tax-free bond fund ...........................    18
      bond fund ..........................................................    20
      short term bond fund ...............................................    22
      taxable money market funds .........................................    24
      california tax-free money market fund ..............................    25
      capital growth allocation fund .....................................    26
      growth & income allocation fund ....................................    28
      income plus allocation fund ........................................    30

disclosure of fund expenses ..............................................    32

statements of net assets/schedules of investments ........................    35

statements of assets and liabilities .....................................    86

statements of operations .................................................    88

statements of changes in net assets ......................................    92

financial highlights .....................................................    98

notes to financial statements ............................................   106

board approval of the existing advisory and
sub-advisory agreements ..................................................   119

fund information .........................................................   122

[HIGHMARK FUNDS LOGO OMITTED]

This report and the financial statements contained herein are submitted for the general information of HighMark(R) Funds' shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of HighMark Funds are not deposits or obligations of, or guaranteed by Union Bank of California, N.A., or any of its subsidiaries or affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in shares of mutual funds involve risk, including the possible loss of principal. SEI Investments Distribution Co., serves as Distributor for HighMark Funds and is not affiliated with the Adviser of HighMark Funds, HighMark Capital Management, Inc., or with Union Bank of California, N.A.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

                        TOP TEN HOLDINGS*

COMPANY                                             % OF
                                                 PORTFOLIO**

GOOGLE                                               4.7

SLM                                                  4.3

SCHLUMBERGER                                         4.2

LEGG MASON                                           4.0

SMITH INTERNATIONAL                                  3.9

UNITEDHEALTH GROUP                                   3.9

GENENTECH                                            3.2

WALGREEN                                             3.1

MONSANTO                                             3.0

APPLE COMPUTER                                       2.8

                        FUND SECTORS

SECTOR                                               % OF
                                                 PORTFOLIO**

INFORMATION TECHNOLOGY                               25.1

HEALTH CARE                                          19.4

FINANCIALS                                           14.5

ENERGY                                               10.3

INDUSTRIALS                                          10.3

CONSUMER DISCRETIONARY                               7.4

CONSUMER STAPLES                                     6.9

REPURCHASE AGREEMENTS                                3.1

MATERIALS                                            3.0

 *    EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

** EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

LARGE CAP
GROWTH FUND

      PERFORMANCE

      For the semi-annual period ended January 31, 2006, the HighMark Large Cap Growth Fund produced a total return of 11.14% (Fiduciary Shares). In comparison, the unmanaged S&P 500/Citigroup Growth Index returned 2.43% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The U.S. economy proved resilient in the face of high energy prices, rising interest rates, hurricane disruptions and, more recently, a slowing housing market. Along with healthy productivity and relatively low inflation, job growth remained steady and capital spending began to accelerate. Equity markets posted broad gains during the first six months of the Fund's fiscal year, and most major indices provided positive total returns. After a five-year run of large value stocks outperforming large growth stocks, we saw the beginning of a shift towards growth during the period.

      We were pleased that the Fund outperformed its benchmark index by a wide margin during the period. The Fund's performance was primarily the result of strong stock selection. The exceptional stock price movement of several key Technology holdings, including Google, Apple Computer and Broadcom proved particularly rewarding. Holdings within the Financial sector also contributed to boost relative performance as the Fund benefited from a focus on what proved to be relatively strong performing asset managers, including Legg Mason and Franklin Resources, and also from limited exposure in interest-rate sensitive areas such as banking. Goldman Sachs Group, Moody's and Chicago Mercantile Exchange Holdings were other positive contributors within the Financial sector. An overweight towards the Energy sector and strong stock selection within the underlying oil service industry also contributed to performance. Schlumberger, Baker Hughes and Smith International all reported strong earnings and benefited from the surge in oil prices.

      The Fund did face very minor disappointments within the Consumer Staples sector. Specifically, the underperformance of CVS, which has since been sold, and Walgreen detracted from results during the period. However, overall we remain very pleased with the Fund's ability to reward shareholders during the period.

--------------------------------------------------------------------------------

2                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK LARGE CAP GROWTH FUND
INVESTMENT OBJECTIVE

THE HIGHMARK LARGE CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN EQUITY SECURITIES. THE PRODUCTION OF CURRENT INCOME IS AN INCIDENTAL OBJECTIVE.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DANIEL BECKER
WADDELL & REED INVESTMENT
MANAGEMENT CO.

[PHOTO OMITTED]

PORTFOLIO MANAGER
PHILIP SANDERS
WADDELL & REED INVESTMENT
MANAGEMENT CO.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK LARGE CAP GROWTH FUND VERSUS THE S&P 500/CITIGROUP GROWTH INDEX, THE S&P 500/BARRA GROWTH INDEX AND THE MORNINGSTAR LARGE GROWTH CATEGORY.

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                HighMark         HighMark          HighMark          HighMark
                Large Cap        Large Cap         Large Cap         Large Cap          S&P 500/         S&P 500/       Morningstar
              Growth Fund,     Growth Fund,      Growth Fund,      Growth Fund,         Citigroup         BARRA        Large Growth
            Fiduciary Shares  Class A Shares     Class B Shares   Class C Shares+     Growth Index++  Growth Index++     Category
7/31/95         $10,000          $ 9,450           $10,000           $10,000            $10,000          $10,000         $10,000
7/96             11,272           10,667            11,272            11,272             11,767           11,765          11,086
7/97             16,743           15,840            16,743            16,743             18,578           18,412          16,054
7/98             20,526           19,366            20,437            20,526             22,784           22,999          18,985
7/99             24,064           22,642            23,760            24,064             28,646           28,567          23,644
7/00             26,743           25,103            26,179            26,598             35,212           33,414          30,056
7/01             14,519           13,599            14,076            14,318             25,131           23,567          21,196
7/02             10,922           10,219            10,507            10,674             17,554           18,333          15,159
7/03             12,136           11,293            11,551            11,752             19,699           19,963          16,868
7/04             12,555           11,673            11,854            12,060             21,521           21,781          18,023
7/05             14,458           13,407            13,520            13,753             23,626           24,214          20,699
1/06             16,068           14,867            14,952            15,207             24,200           24,897          22,140

-----------------------------------------------------------------------------------------------------------------------------
                                                                   ANNUALIZED      ANNUALIZED     ANNUALIZED     ANNUALIZED
                                 SIX MONTH        ONE YEAR           3 YEAR           5 YEAR        10 YEAR        SINCE
                                   RETURN          RETURN            RETURN           RETURN         RETURN      INCEPTION
-----------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                   11.14%           19.62%           15.56%           -5.90%         3.71%          5.74%
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares                     10.89%           19.19%           15.24%           -6.14%         3.47%          5.55%+
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares with load*           4.84%           12.62%           13.08%           -7.19%         2.89%          5.07%+
-----------------------------------------------------------------------------------------------------------------------------
Class B Shares                     10.59%           18.40%           14.47%           -6.76%         2.97%+         5.11%+
-----------------------------------------------------------------------------------------------------------------------------
Class B Shares with load**          5.59%           13.40%           13.70%           -7.13%         2.97%+         5.11%+
-----------------------------------------------------------------------------------------------------------------------------
Class C Shares                     10.57%           18.53%           14.51%           -6.74%         3.14%+         5.26%+
-----------------------------------------------------------------------------------------------------------------------------
Class C Shares with load***         9.57%           17.53%           14.51%           -6.74%         3.14%+         5.26%+
-----------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from November 18, 1993 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++ The S&P 500/Citigroup Growth Index is replacing the S&P 500/BARRA Growth Index as the Fund's benchmark due to the announcement of Standard & Poor's to discontinue the S&P SmallCap 600/Barra Value Index.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004. Class C shares continue to be subject to a CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                            3

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

                        TOP TEN HOLDINGS*

COMPANY                                                % OF
                                                    PORTFOLIO**

EXXON MOBIL                                             3.6

CITIGROUP                                               3.3

ALTRIA GROUP                                            3.0

QUESTAR                                                 2.8

GENERAL ELECTRIC                                        2.8

JPMORGAN CHASE                                          2.3

WASHINGTON MUTUAL                                       2.2

MICROSOFT                                               2.1

PARKER HANNIFIN                                         2.0

PFIZER                                                  1.9

                          FUND SECTORS
SECTOR                                                 % OF
                                                    PORTFOLIO**

FINANCIALS                                             21.9

INDUSTRIALS                                            14.4

ENERGY                                                 11.8

CONSUMER DISCRETIONARY                                 10.3

INFORMATION TECHNOLOGY                                 10.0

CONSUMER STAPLES                                        9.2

MATERIALS                                               7.0

HEALTH CARE                                             6.2

REPURCHASE AGREEMENT                                    3.1

TELECOMMUNICATIONS                                      2.9

UTILITIES                                               2.8

REGULATED INVESTMENT COMPANY                            0.4

 *    EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

** EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.


VALUE MOMENTUM FUND

      PERFORMANCE

      For the semi-annual period ended January 31, 2006, the HighMark Value Momentum Fund produced a total return of 6.73% (Fiduciary Shares). In comparison, the unmanaged S&P 500 Composite Index returned 4.67% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The period was marked by continued valuation compression, a moderate economy, and little change from expected trends. This was in spite of hurricanes Rita and Katrina, oil and natural gas price spikes, frustration with meeting goals in Iraq, terrorist attacks in Europe, as well as political and corporate scandals in the U.S. The consumer economy, though resilient, started to show signs of slowing. The good news for the economy and equity markets was evidence of improvements in the industrial sector, including continued gains in productivity and strong free cash flow. Companies exercised good capital discipline through dividend increases and major stock buyback programs.

      Finding attractively valued stocks from a bottom-up perspective was more difficult due to the massive price-to-earnings compression during the past three to five years. It was increasingly challenging to find stocks trading at a deep discount to our estimate of their worth, and even more difficult to buy what we identify as average businesses trading at very low valuations. However, we believe that another form of value investing is seeking above average businesses at average valuations, and this is the area in which we were able to find the most value during the period.

      The Fund outpaced the S&P 500 Composite Index by 2.06% during the period. The primary driver of Fund performance was our overweight position relative to the index in the strongest performing Energy sector. Oil companies continued their particularly strong run. Evidence suggests that demand exceeded production. Additionally, it has become more difficult to find oil reserves outside of politically unstable regions. Also contributing to Fund performance was an overweight in the strong performing Utilities sector. Detracting slightly from the Fund's results was underperformance within the Telecommunications sector.

      Overall characteristics of the Fund during the period remained in line with its history and with traditional value parameters. The Fund's dividend yield was higher than the S&P 500 Composite Index, while the Fund's price-to-earnings ratio and weighted average market capitalization continued to be well below the benchmark.


--------------------------------------------------------------------------------

4                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK VALUE
MOMENTUM FUND
INVESTMENT
OBJECTIVE

THE HIGHMARK VALUE MOMENTUM FUND SEEKS LONG-TERM CAPITAL GROWTH WITH A SECONDARY OBJECTIVE OF CURRENT INCOME.

[PHOTO OMITTED]

TEAM LEADER
RICHARD EARNEST
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
KEITH STRIBLING
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
TODD LOWENSTEIN
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK VALUE MOMENTUM FUND VERSUS THE S&P 500 COMPOSITE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

             HighMark Value   HighMark Value    HighMark Value    HighMark Value         S&P 500        Morningstar
             Momentum Fund,   Momentum Fund,    Momentum Fund,    Momentum Fund,        Composite       Large Value
            Fiduciary Shares  Class A Shares    Class B Shares     Class C Shares+        Index          Category
7/31/95         $10,000          $ 9,450           $10,000           $10,000            $10,000          $10,000
7/96             11,681           11,016            11,681            11,681             11,657           11,471
7/97             17,229           16,210            17,229            17,229             17,735           16,463
7/98             18,818           17,662            18,734            18,818             21,156           18,060
7/99             21,279           19,921            20,961            21,279             25,430           20,282
7/00             22,231           20,764            21,695            22,099             27,711           19,655
7/01             22,108           20,597            21,374            21,774             23,740           21,654
7/02             17,673           16,426            16,947            17,247             18,130           17,544
7/03             19,441           18,026            18,472            18,801             20,061           19,033
7/04             22,491           20,795            21,167            21,550             22,703           21,943
7/05             26,305           24,256            24,544            24,976             25,893           25,411
1/06             28,076           25,871            26,083            26,547             27,102           26,747

-----------------------------------------------------------------------------------------------------------------------------
                                                ANNUALIZED     ANNUALIZED       ANNUALIZED       ANNUALIZED
                                  SIX MONTH      ONE YEAR        3 YEAR           5 YEAR           10 YEAR         SINCE
                                    RETURN         RETURN        RETURN           RETURN            RETURN       INCEPTION
-----------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                     6.73%         13.95%         19.28%           3.41%             9.47%         11.62%
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares                       6.66%         13.74%         18.99%           3.15%             9.20%         11.43%+
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares with load*            0.79%          7.48%         16.77%           1.99%             8.58%         11.01%+
-----------------------------------------------------------------------------------------------------------------------------
Class B Shares                       6.27%         13.01%         18.21%           2.49%             8.66%+        11.07%+
-----------------------------------------------------------------------------------------------------------------------------
Class B Shares with load**           1.54%          8.01%         17.50%           2.20%             8.66%+        11.07%+
-----------------------------------------------------------------------------------------------------------------------------
Class C Shares                       6.29%         12.94%         18.20%           2.47%             8.85%+        11.20%+
-----------------------------------------------------------------------------------------------------------------------------
Class C Shares with load***          5.34%         11.94%         18.20%           2.47%             8.85%+        11.20%+
-----------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from February 1, 1991 with the performance of Class A Shares on April 2, 1992, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004. Class C shares continue to be subject to a CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented from February 1, 1991 (commencement of operations of Fiduciary Shares) and April 2, 1992, (commencement of operations of Class A Shares) to April 25, 1997 reflects the performance of the Stepstone Value Momentum Fund.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                            5

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

                      TOP TEN HOLDINGS

COMPANY                                            % OF
                                                PORTFOLIO*

EXXON MOBIL                                        5.8

PFIZER                                             3.9

CITIGROUP                                          3.1

BANK OF AMERICA                                    2.6

WELLS FARGO                                        2.4

VERIZON COMMUNICATIONS                             2.4

MERRILL LYNCH                                      2.2

WACHOVIA                                           2.0

MORGAN STANLEY                                     2.0

US BANCORP                                         1.8

                         FUND SECTORS
SECTOR                                             % OF
                                                PORTFOLIO*

FINANCIALS                                        36.1

ENERGY                                            15.0

CONSUMER DISCRETIONARY                             9.7

HEALTH CARE                                        7.4

INFORMATION TECHNOLOGY                             6.1

UTILITIES                                          5.9

INDUSTRIALS                                        4.9

CONSUMER STAPLES                                   4.7

MATERIALS                                          4.1

TELECOMMUNICATIONS                                 4.1

REPURCHASE AGREEMENT                               1.5

REGULATED INVESTMENT COMPANY                       0.5

*     EXCLUDES SECURITIES PURCHASED WITH CASH COLLAT

LARGE CAP VALUE FUND

PERFORMANCE

For the semi-annual period ended January 31, 2006, the HighMark Large Cap Value Fund produced a total return of 7.51% (Fiduciary Shares). In comparison, the unmanaged Russell 1000 Value Index returned 6.21% for the same period.

FACTORS AFFECTING PERFORMANCE

Equity markets performed admirably during the first six months of the Fund's fiscal year, with most classes of equities providing positive returns. In the universe of large capitalization stocks, as measured by the Russell 1000 Index, value continued to outpace growth over the full period. However, there was a shift away from value as the period progressed. For the six months ended January 31, 2006, the Russell 1000 Value Index returned 6.21% versus 3.91% for the Russell 1000 Growth Index.

In this generally positive environment for investing, the Fund outperformed the Russell 1000 Value Index by 1.30%. The Fund remained fully invested and sector neutral. As a result, performance is explained almost exclusively from bottom-up stock selection. Value, management and momentum - the measures used to select stocks for the Fund - all contributed positively to performance, with value measures standing out in the second half of the period. Examining the Fund at the sector level, performance was driven by strong stock selection with the Energy sector, specifically the underlying oil and gas industry. Holdings in the Materials sector also contributed to the Fund's results.

The Fund did face some minor disappointments in the Financials sector, specifically insurance companies. Overall, however, we are quite pleased with the results delivered to Fund shareholders during the period.


--------------------------------------------------------------------------------

6                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK LARGE CAP VALUE
FUND INVESTMENT OBJECTIVE

THE HIGHMARK LARGE CAP VALUE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL
APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
TED ARONSON
ARONSON+JOHNSON+ORTIZ, LP

[PHOTO OMITTED]

PORTFOLIO MANAGER
KEVIN JOHNSON
ARONSON+JOHNSON+ORTIZ, LP

[PHOTO OMITTED]

PORTFOLIO MANAGER
MARTHA ORTIZ
ARONSON+JOHNSON+ORTIZ, LP

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK LARGE CAP VALUE FUND VERSUS THE RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                HighMark         HighMark          HighMark          HighMark
               Large Cap        Large Cap          Large Cap         Large Cap           Russell        Morningstar
              Value Fund,       Value Fund,       Value Fund,       Value Fund,        1000 Value       Large Value
            Fiduciary Shares  Class A Shares    Class B Shares    Class C Shares+         Index          Category
7/31/95         $10,000          $ 9,450           $10,000           $10,000            $10,000          $10,000
7/96             11,826           11,171            11,826            11,826             11,588           11,471
7/97             16,572           15,636            16,572            16,572             17,246           16,463
7/98             18,360           17,278            18,280            18,360             20,301           18,060
7/99             20,972           19,686            20,702            20,972             23,344           20,282
7/00             18,944           17,745            18,529            18,848             22,177           19,655
7/01             18,395           17,174            17,817            18,120             24,115           21,654
7/02             13,923           12,958            13,368            13,596             19,957           17,544
7/03             14,934           13,880            14,225            14,460             22,103           19,033
7/04             17,969           16,653            16,956            17,237             26,011           21,943
7/05             21,805           20,171            20,385            20,738             30,961           25,411
1/06             23,442           21,657            21,814            22,193             32,883           26,747

------------------------------------------------------------------------------------------------------------------------------
                                                                ANNUALIZED        ANNUALIZED       ANNUALIZED     ANNUALIZED
                                  SIX MONTH       ONE YEAR        3 YEAR             5 YEAR          10 YEAR        SINCE
                                   RETURN           RETURN        RETURN             RETURN           RETURN      INCEPTION
------------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                     7.51%          16.13%         21.46%             3.02%           7.08%         11.43%
------------------------------------------------------------------------------------------------------------------------------
Class A Shares                       7.37%          15.80%         21.15%             2.78%           6.84%         11.32%+
------------------------------------------------------------------------------------------------------------------------------
Class A Shares with load*            1.45%           9.41%         18.88%             1.62%           6.24%         11.04%+
------------------------------------------------------------------------------------------------------------------------------
Class B Shares                       7.01%          15.01%         20.37%             2.10%           6.31%+        11.06%+
------------------------------------------------------------------------------------------------------------------------------
Class B Shares with load**           2.01%          10.01%         19.68%             1.73%           6.31%+        11.06%+
------------------------------------------------------------------------------------------------------------------------------
Class C Shares                       7.02%          15.05%         20.38%             2.11%           6.49%+        11.15%+
------------------------------------------------------------------------------------------------------------------------------
Class C Shares with load***          6.02%          14.05%         20.38%             2.11%           6.49%+        11.15%+
------------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from February 9, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004. Class C shares continue to be subject to a CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                            7

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

                    TOP TEN HOLDINGS

COMPANY                                             % OF
                                                  PORTFOLIO*

NORTHROP GRUMMAN                                     3.6

BANK OF AMERICA                                      3.2

GOLDMAN SACHS GROUP                                  2.9

PFIZER                                               2.9

CITIGROUP                                            2.8

AMERADA HESS                                         2.7

NOKIA CORP. ADR                                      2.7

KING PHARMACEUTICALS                                 2.5

HOME DEPOT                                           2.5

MERRILL LYNCH                                        2.2

                        FUND SECTORS

SECTOR                                              % OF
                                                 PORTFOLIO*

FINANCIALS                                          20.4

INFORMATION TECHNOLOGY                              16.5

HEALTH CARE                                         13.7

INDUSTRIALS                                         12.2

CONSUMER DISCRETIONARY                              10.2

ENERGY                                               8.6

CONSUMER STAPLES                                     8.6

TELECOMMUNICATIONS                                   3.1

MATERIALS                                            3.0

UTILITIES                                            3.0

REPURCHASE AGREEMENT                                 0.7

* EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

CORE EQUITY FUND

      PERFORMANCE

      For the semi-annual period ended January 31, 2006, the HighMark Core Equity Fund produced a total return of 6.81% (Fiduciary Shares). In comparison, the unmanaged S&P 500 Composite Index returned 4.67% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The U.S. economic expansion remained on firm footing during the period. The tailwinds of low interest rates, accommodative monetary policy, tax cuts, high productivity and competitive currency levels combined to fuel cash flow growth and corporate profitability. While headwinds and unexpected concerns, such as higher oil prices, rising interest rates, ongoing insurgency in Iraq, and other geopolitical concerns have kept consumer and business sentiment in check, consumer spending remained robust, unemployment dropped below 5%, and over two million new jobs were created in 2005.

      Stocks outperformed bonds by a wide margin during the period, driven largely by a generally optimistic view about corporate earnings. Commodities and international equities, particularly emerging markets, were the best performing asset classes for the period.

      The Fund outpaced the S&P 500 Composite Index by 2.14% during the period. Positive performance was realized primarily as a result of favorable stock selection. The most value was realized within the Consumer Discretionary and Technology sectors. King Pharmaceuticals was the Fund's biggest winner during the period, as the company's stock price rebounded strongly from an earlier period slide caused by the restatement of financial results. Englehard, which has since been sold, was another significant contributor following the recently announced bid in January by BASF at a premium. Goldman Sachs Group also rose due to strong underwriting and merger activity, as well as strong results from its asset management division. The Fund also benefited notably from the ongoing strength of Hewlett-Packard, Applera, Amerada Hess and Telefonos de Mexico SA de CV and Northrop Grumman, one of our largest holdings.

      While stock selection overall was positive, the Fund did have some disappointing positions that did not perform up to expectations. Semiconductor stocks experienced significant volatility during the fourth quarter capped by a disappointing earnings report for the fourth quarter by Intel resulting in the most significant negative contribution to the portfolio during this period. Lexmark International also reported disappointing earnings and falling profit margins. Navistar International has been struggling with liquidity concerns against a backdrop of possible cyclical pressures in 2007. Thus, an earnings disapointment in the fourth quarter spooked investors, despite management`s above consensus earnings guidance.


--------------------------------------------------------------------------------

8                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK CORE EQUITY FUND INVESTMENT OBJECTIVE

THE HIGHMARK CORE EQUITY FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
RICHARD ROCKE
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK CORE EQUITY FUND VERSUS THE S&P 500 COMPOSITE INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                HighMark         HighMark          HighMark           HighMark
                  Core             Core              Core                Core             S&P 500         Morningstar
              Equity Fund,     EquityFund,       Equity Fund,        Equity Fund,        Composite        Large Blend
            Fiduciary Shares  Class A Shares+    Class B Shares+    Class C Shares+        Index           Category
5/31/00         $10,000           $9,450           $10,000            $10,000             $10,000          $10,000
7/00              9,768            9,231             9,758              9,768              10,087           10,125
7/01              8,312            7,829             8,230              8,312               8,642            8,879
7/02              6,296            5,914             6,178              6,296               6,600            6,877
7/03              6,872            6,441             6,685              6,872               7,302            7,495
7/04              7,546            7,051             7,260              7,503               8,264            8,356
7/05              8,411            7,849             8,030              8,298               9,425            9,570
1/06              8,984            8,365             8,461              8,820               9,866           10,123

---------------------------------------------------------------------------------------------------------------------
                                                                      ANNUALIZED        ANNUALIZED       ANNUALIZED
                                    SIX MONTH        ONE YEAR           3 YEAR            5 YEAR           SINCE
                                      RETURN          RETURN            RETURN            RETURN         INCEPTION
---------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                       6.81%           11.48%            14.93%            -0.88%          -1.87%
---------------------------------------------------------------------------------------------------------------------
Class A Shares                         6.58%           11.25%            14.65%            -1.11%          -2.13%+
---------------------------------------------------------------------------------------------------------------------
Class A Shares with load*              0.73%            5.16%            12.50%            -2.21%          -3.10%+
---------------------------------------------------------------------------------------------------------------------
Class B Shares                         6.43%           10.52%            13.96%            -1.74%          -2.74%+
---------------------------------------------------------------------------------------------------------------------
Class B Shares with load**             1.43%            5.52%            13.19%            -2.14%          -2.91%+
---------------------------------------------------------------------------------------------------------------------
Class C Shares                         6.29%           10.53%            14.23%+           -1.24%+         -2.19%+
---------------------------------------------------------------------------------------------------------------------
Class C Shares with load***            5.29%            9.53%            14.23%+           -1.24%+         -2.19%+
---------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from May 31, 2000 with the performance of Class A and Class B Shares on June 30, 2000 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004. Class C shares continue to be subject to a CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                            9

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

                     TOP TEN HOLDINGS*

HOLDING                                        % OF
                                            PORTFOLIO**

GENERAL ELECTRIC                                3.1

EXXON MOBIL                                     2.3

SUNCOR ENERGY                                   2.0

MICROSOFT                                       1.8

GOLDMAN SACHS GROUP                             1.6

CITIGROUP                                       1.6

U.S. TREASURY INFLATION
  INDEX NOTE
  3.000%, 07/15/12                              1.6

PROCTER & GAMBLE                                1.6

JPMORGAN CHASE                                  1.5

U.S. TREASURY BOND
  8.125%, 08/15/19                              1.5

                       FUND SECTORS

SECTOR                                         % OF
                                            PORTFOLIO**

FINANCIALS                                     17.5

U.S. GOVERNMENT AGENCY
  OBLIGATIONS                                  11.6

INFORMATION TECHNOLOGY                         10.8

INDUSTRIALS                                    10.4

HEALTH CARE                                     8.8

CONSUMER DISCRETIONARY                          8.7

ENERGY                                          8.3

CONSUMER STAPLES                                6.9

U.S. TREASURY OBLIGATIONS                       4.7

UTILITIES                                       4.1

REPURCHASE AGREEMENTS                           2.0

MATERIALS                                       1.7

TELECOMMUNICATIONS                              1.6

ASSET-BACKED SECURITIES                         1.6

REAL ESTATE INVESTMENT TRUST                    1.0

FOREIGN GOVERNMENTS                             0.3

*     EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

**    EXCLUDES SECURITIES
      PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

BALANCED FUND

      PERFORMANCE

      For the semi-annual period ended January 31, 2006, the HighMark Balanced Fund produced a total return of 3.03% (Fiduciary Shares). In comparison, for the same period the unmanaged S&P 500 Composite Index returned 4.67%, the Lehman Brothers U.S. Aggregate Bond Index returned 0.84%, and the unmanaged blended index of 60% S&P 500 Composite Index and 40% Lehman Brothers U.S. Aggregate Bond Index returned 3.14%.

      FACTORS AFFECTING PERFORMANCE

      The U.S. economic expansion remained on firm footing during the period. The tailwinds of low interest rates, accommodative monetary policy, tax cuts, high productivity and competitive currency levels combined to fuel cash flow growth and corporate profitability. While headwinds and unexpected concerns, such as higher oil prices, rising interest rates, ongoing insurgency in Iraq, and other geopolitical concerns have kept consumer and business sentiment in check, consumer spending remained robust, unemployment dropped below 5%, and over two million new jobs were created in 2005.

      Stocks outperformed bonds by a wide margin during the period, driven largely by a generally optimistic view about corporate earnings. With an overweight towards equities and underweight in bonds, our asset allocation mix and a marginal contribution from stock selection added value. For the period, the Fund's equity holdings benefited from strength in Energy, including Halliburton and Suncor Energy, specifically. Halliburton, an energy service company, experienced stock growth due to the strength in pricing for its services, especially pressure pumping in North America. Suncor Energy, a Canadian oil producer, also experienced strong growth due primarily to higher oil prices and the market's evolving understanding of the company's unique business excavating oil sands.

      Several names in the equity portfolio detracted from the Fund's performance. Dell fell during the period as profit margins continued to erode on competitive pricing pressures as they try to retain market share. Tyco International was a relatively large holding that disappointed as a result of continued broad based margin erosion. Finally, Allstate suffered a severe blow as a result of losses due to the twin Gulf Coast hurricanes. The company still looks attractive and the situation appears to have stabilized for now.

      For fixed income investors, the story of the period was the continued flattening of the yield curve. The Federal Open Market Committee raised the Federal Funds rate, the rate at which banks lend to each other, five times during the period. The Fed's last move brought the target rate to 4.50%, up 1.25% from the beginning of the period. The Fund's fixed income portfolio nearly matched its benchmark and, as a result, did not materially impact the Fund's overall results during the period.

--------------------------------------------------------------------------------

10                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK BALANCED
FUND INVESTMENT
OBJECTIVE

THE HIGHMARK BALANCED FUND SEEKS CAPITAL APPRECIATION AND INCOME, WITH A SECONDARY INVESTMENT OBJECTIVE OF CONSERVATION OF CAPITAL.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
KENNETH WEMER
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
JACK MONTGOMERY
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK BALANCED FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, AN UNMANAGED BLENDED INDEX OF 60% S&P 500 COMPOSITE INDEX AND 40% THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                                                            Lehman      Morningstar
              HighMark        HighMark        HighMark        HighMark       60/40 Hybrid    S&P 500    Brothers U.S.    Moderate
           Balanced Fund,  Balanced Fund,  Balanced Fund,  Balanced Fund,  of the following Composite     Aggregate     Allocation
          Fiduciary Shares Class A Shares  Class B Shares+ Class C Shares+    two indices     Index       Bond Index     Category
7/31/95       $10,000         $ 9,450         $10,000         $10,000          $10,000      $10,000        $10,000       $10,000
7/96           11,094          10,463          11,094          11,094           11,212       11,657         10,553        10,971
7/97           14,474          13,610          14,474          14,474           15,055       17,735         11,691        14,183
7/98           15,532          14,579          15,486          15,532           17,285       21,156         12,609        15,570
7/99           17,079          15,985          16,866          17,079           19,615       25,430         12,922        17,115
7/00           17,469          16,309          17,090          17,366           21,190       27,711         13,692        18,257
7/01           16,447          15,306          15,947          16,199           20,355       23,740         15,430        18,098
7/02           14,105          13,091          13,552          13,769           17,933       18,130         16,593        15,917
7/03           15,135          14,028          14,418          14,649           19,569       20,061         17,491        17,227
7/04           16,347          15,102          15,430          15,673           21,506       22,703         18,338        18,786
7/05           17,870          16,472          16,712          16,965           23,736       25,893         19,218        21,061
1/06           18,412          16,951          17,146          17,408           24,486       27,102         19,379        22,129

------------------------------------------------------------------------------------------------------------------------
                                                               ANNUALIZED      ANNUALIZED     ANNUALIZED     ANNUALIZED
                                  SIX MONTH      ONE YEAR        3 YEAR           5 YEAR        10 YEAR        SINCE
                                    RETURN        RETURN         RETURN           RETURN         RETURN      INCEPTION
------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                     3.03%          6.76%         10.25%           1.02%         5.31%         7.61%
------------------------------------------------------------------------------------------------------------------------
Class A Shares                       2.91%          6.52%         10.00%           0.77%         5.05%         7.42%+
------------------------------------------------------------------------------------------------------------------------
Class A Shares with load*           -2.73%          0.67%          7.96%          -0.37%         4.45%         7.02%+
------------------------------------------------------------------------------------------------------------------------
Class B Shares                       2.60%          5.78%          9.28%           0.12%         4.56%+        7.10%+
------------------------------------------------------------------------------------------------------------------------
Class B Shares with load**          -2.40%          0.78%          8.44%          -0.25%         4.56%+        7.10%+
------------------------------------------------------------------------------------------------------------------------
Class C Shares                       2.61%          5.79%          9.25%           0.11%         4.72%+        7.21%+
------------------------------------------------------------------------------------------------------------------------
Class C Shares with load***          1.61%          4.79%          9.25%           0.11%         4.72%+        7.21%+
------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from February 1, 1991 with the performance of Class A Shares on November 13, 1992, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004. Class C shares continue to be subject to a CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented from February 1, 1991 (commencement of operations of Fiduciary Shares) to November 13, 1992 (commencement of Class A Shares) to April 25, 1997 reflects the performance of the Stepstone Balanced Fund.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           11

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

                        TOP TEN HOLDINGS

COMPANY                                        % OF
                                            PORTFOLIO*

TRIDENT MICROSYSTEMS                            2.6

MCDERMOTT INTERNATIONAL                         2.6

AMERICAN RETIREMENT                             2.3

PAR PHARMACEUTICAL                              2.2

COVANCE                                         2.1

CHEMED                                          2.0

MARINEMAX                                       2.0

PEDIATRIX MEDICAL GROUP                         1.9

AFFILIATED MANAGERS GROUP                       1.8

UTI WORLDWIDE                                   1.8

                       FUND SECTORS

SECTOR                                         % OF
                                            PORTFOLIO*


INFORMATION TECHNOLOGY                         23.7

INDUSTRIALS                                    18.9

HEALTH CARE                                    16.4

FINANCIALS                                     16.4

CONSUMER DISCRETIONARY                         12.0

ENERGY                                          8.7

TELECOMMUNICATIONS                              1.2

MATERIALS                                       1.1

CONSUMER STAPLES                                1.1

REPURCHASE AGREEMENT                            0.5

* EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

SMALL CAP GROWTH FUND

      PERFORMANCE

      For the semi-annual period ended January 31, 2006, the HighMark Small Cap Growth Fund produced a total return of 10.00% (Fiduciary Shares). In comparison, the unmanaged Russell 2000 Growth Index returned 10.71% for the same period.

      FACTORS AFFECTING PERFORMANCE

      Equity markets performed well for the first half of the Fund's fiscal year. For the six months ended January 31, 2006, small capitalization stocks outperformed large capitalization stocks, with the small cap Russell 2000 Index returning 8.50% compared to the large cap Russell 1000 Index return of 5.04%. Within the large capitalization universe, value stocks outperformed growth stocks. Among small caps, however, growth significantly outpaced value, with the Russell 2000 Growth Index returning 10.71% compared to 6.31% for the Russell 2000 Value Index.

      For the period, the Fund slightly underperformed its benchmark, the Russell 2000 Growth Index. Stock selection continued to be the primary driver of Fund performance. The biggest contributors to performance occurred in the Energy and Utilities sectors. Within Energy, outperformance was primarily the result of the strength of McDermott International, a company that provides services and equipment to offshore oil and gas field developments and nuclear facilities. The Fund also benefited from other oil field service companies including Hornbeck Offshore Services and Superior Energy Services. In the Utilities sector, the Fund was rewarded from the strength of Pike Electric, which has since been sold, which benefited from the large amount of repair and maintenance needed as a result of storm damage in the Gulf Coast region.

      Detracting from Fund performance during the period were holdings in the Health Care sector, specifically the underperformance of Symmetry Medical (Symmetry), which has since been sold, and SeraCare Life Sciences (SeraCare). Symmetry experienced disappointing results after lowering fourth quarter estimates due to a slowdown in orders. SeraCare lost value when the company announced a delay in filing financial statements due to accounting-related issues. Fund performance also lagged in the Financials sector, most notably the weakness of property/casualty insurer IPC Holdings.

--------------------------------------------------------------------------------

12                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK SMALL CAP
GROWTH FUND
INVESTMENT OBJECTIVE

THE HIGHMARK SMALL CAP GROWTH FUND SEEKS TO PROVIDE LONG TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
EDWARD ANTOIAN
CHARTWELL INVESTMENT PARTNERS, L.P.

[PHOTO OMITTED]

PORTFOLIO MANAGER
JOHN HEFFERN
CHARTWELL INVESTMENT PARTNERS, L.P.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK SMALL CAP GROWTH FUND VERSUS THE RUSSELL 2000 GROWTH INDEX AND THE MORNINGSTAR SMALL GROWTH CATEGORY.

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

              HighMark        HighMark        HighMark        HighMark
              Small Cap       Small Cap       Small Cap       Small Cap         Russell    Morningstar
            Growth Fund,    Growth Fund,    Growth Fund,    Growth Fund,      2000 Growth Small Growth
          Fiduciary Shares Class A Shares  Class B Shares  Class C Shares        Index      Category
4/30/03       $10,000         $ 9,450         $10,000         $10,000          $10,000      $10,000
7/03           11,659          11,017          11,650          11,649           12,199       11,930
7/04           11,901          11,218          11,781          11,780           13,580       13,306
7/05           14,794          13,913          14,524          14,523           16,647       16,261
1/06           16,274          15,282          15,601          15,900           18,429       17,851


-------------------------------------------------------------------------------
                                                                     ANNUALIZED
                                 SIX MONTH          ONE YEAR           SINCE
                                   RETURN            RETURN          INCEPTION+
-------------------------------------------------------------------------------
Fiduciary Shares                   10.00%            18.48%           19.63%
-------------------------------------------------------------------------------
Class A Shares                      9.84%            18.18%           19.36%
-------------------------------------------------------------------------------
Class A Shares with load*           3.79%            11.68%           16.94%
-------------------------------------------------------------------------------
Class B Shares                      9.48%            17.40%           18.63%
-------------------------------------------------------------------------------
Class B Shares with load**          4.48%            12.40%           17.82%
-------------------------------------------------------------------------------
Class C Shares                      9.48%            17.40%           18.63%
-------------------------------------------------------------------------------
Class C Shares with load***         8.48%            16.40%           18.63%
-------------------------------------------------------------------------------

  +   Commenced operations on April 28, 2003.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004. Class C shares continue to be subject to a CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           13

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

                        TOP TEN HOLDINGS

COMPANY                                             % OF
                                                 PORTFOLIO*

HOLLY                                               1.4

UNITED RENTALS                                      1.4

EARTHLINK                                           1.3

AMERUS GROUP                                        1.3

GREIF, CL A                                         1.3

GATX                                                1.3

CITIZENS BANKING                                    1.3

TORO                                                1.3

ALPHARMA, CL A                                      1.2

LANDAMERICA FINANCIAL GROUP                         1.2

                        FUND SECTORS

SECTOR                                             % OF
                                                PORTFOLIO*

FINANCIALS                                         29.6

INDUSTRIALS                                        20.4

CONSUMER DISCRETIONARY                             14.9

INFORMATION TECHNOLOGY                             11.0

MATERIALS                                           5.8

CONSUMER STAPLES                                    5.3

ENERGY                                              4.9

UTILITIES                                           3.8

HEALTH CARE                                         3.0

TELECOMMUNICATIONS                                  1.3

* EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

SMALL CAP VALUE FUND

      PERFORMANCE

      For the semi-annual period ended January 31, 2006, the HighMark Small Cap Value Fund produced a total return of 2.14% (Fiduciary Shares). In comparison, the unmanaged Russell 2000 Value Index returned 6.31% for the same period.

      FACTORS AFFECTING PERFORMANCE

      Equity markets performed well for the first half of the Fund's fiscal year. For the six months ended January 31, 2006, small capitalization stocks outperformed large capitalization stocks, with the small cap Russell 2000 Index returning 8.50% compared to the large cap Russell 1000 Index return of 5.04%. Within the large capitalization universe, value stocks outperformed growth stocks. Among small caps, however, growth significantly outpaced value, with the Russell 2000 Growth Index returning 10.71% compared to 6.31% for the Russell 2000 Value Index.

      The Fund underperformed its benchmark, the Russell 2000 Value Index, during the period. The most significant factor impacting the Fund's performance was the rotation away from value and towards the growth segment of the market. After rewarding shareholders for the past several years, the Fund' substantial valuation discount relative to the index detracted from performance as our deep value approach fell out of favor during the reporting period. Also detracting from performance was the Fund's relative overweight positions in the Consumer sectors, coupled with the disappointing performance of several individual positions within these groups. The Fund did benefit from an underweight in Real Estate Investment Trusts (REITs), which struggled during the period, and an overweight towards the strong performing Energy sector.

--------------------------------------------------------------------------------

14                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK SMALL CAP VALUE FUND
INVESTMENT OBJECTIVE

THE HIGHMARK SMALL CAP VALUE FUND SEEKS TO PROVIDE LONG TERM CAPITAL
APPRECIATION.

[PHOTO OMITTED]

TEAM LEADER
JOSEF LAKONISHOK
LSV ASSET MANAGEMENT

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK SMALL CAP VALUE FUND VERSUS THE RUSSELL 2000 VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

              HighMark        HighMark        HighMark        HighMark
             Small Cap        Small Cap       Small Cap       Small Cap         Russell    Morningstar
            Value Fund,      Value Fund,     Value Fund,     Value Fund,      2000 Value   Small Value
          Fiduciary Shares Class A Shares  Class B Shares  Class C Shares+       Index      Category
9/30/98       $10,000         $ 9,450         $10,000         $10,000          $10,000      $10,000
7/99           12,479          11,778          12,398          12,479           11,208       11,990
7/00           14,529          13,670          14,336          14,488           11,752       12,493
7/01           14,122          13,246          13,804          13,950           14,543       15,797
7/02           14,136          13,225          13,695          13,840           13,742       14,984
7/03           17,033          15,891          16,325          16,493           16,300       17,502
7/04           20,562          19,137          19,538          19,743           20,022       21,467
7/05           26,546          24,645          25,009          25,249           25,371       26,724
1/06           27,114          25,148          25,432          25,693           26,972       28,498

-------------------------------------------------------------------------------------------------------------
                                                                ANNUALIZED        ANNUALIZED    ANNUALIZED
                               SIX MONTH         ONE YEAR         3 YEAR            5 YEAR         SINCE
                                 RETURN           RETURN          RETURN            RETURN       INCEPTION
-------------------------------------------------------------------------------------------------------------
Fiduciary Shares                  2.14%           15.23%           25.18%            13.44%        14.59%
-------------------------------------------------------------------------------------------------------------
Class A Shares                    2.04%           14.96%           24.86%            13.16%        14.28%
-------------------------------------------------------------------------------------------------------------
Class A Shares with load*        -3.59%            8.65%           22.54%            11.89%        13.40%
-------------------------------------------------------------------------------------------------------------
Class B Shares                    1.69%           14.29%           24.10%            12.41%        13.58%
-------------------------------------------------------------------------------------------------------------
Class B Shares with load**       -3.02%            9.29%           23.45%            12.16%        13.58%
-------------------------------------------------------------------------------------------------------------
Class C Shares                    1.76%           14.28%           24.09%            12.42%        13.75%+
-------------------------------------------------------------------------------------------------------------
Class C Shares with load***       0.81%           13.28%           24.09%            12.42%        13.75%+
-------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from September 17, 1998 with the performance of Class C Shares on November 30, 1999. Fiduciary Shares performance has been adjusted for the CDSC applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With these adjustments, performance would be lower than that shown.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004. Class C shares continue to be subject to a CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           15

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

                               TOP TEN HOLDINGS

HOLDING                                                        % OF
                                                             PORTFOLIO
LOS ANGELES, DEPARTMENT OF
 WATER & POWER, SER A-A-1,
 RB, MBIA INSURED,
 5.250%, 07/01/11                                               2.5%

EASTERN MUNICIPAL WATER DISTRICT,
 SER A, COP, FGIC INSURED
 CALLABLE 07/01/11 @ 100,
 5.375%, 07/01/16                                               1.8%

EASTERN MUNICIPAL WATER DISTRICT,
 SER A, COP, FGIC INSURED
 CALLABLE 07/01/11 @ 100,
 5.375%, 07/01/17                                               1.7%

M-S-R PUBLIC POWER AUTHORITY,
 SAN JUAN PROJECT, SER I,
 RB, MBIA INSURED
 CALLABLE 07/01/11 @ 100,
 5.000%, 07/01/14                                               1.7%

SAN MATEO, UNIFIED HIGH SCHOOL
 DISTRICT, SER A, GO, FGIC INSURED
 PREREFUNDED @ 100,
 5.375%, 09/01/11                                               1.6%

METROPOLITAN, WATER DISTRICT OF
 SOUTHERN CALIFORNIA, SER A, RB
 CALLABLE 07/01/11 @ 101,
 5.375%, 07/01/12                                               1.6%

CENTRAL COAST, WATER AUTHORITY,
 WATER PROJECT REGIONAL
 FACILITIES, SER A, RB,
 AMBAC INSURED
 CALLABLE 10/01/06 @ 102,
 5.000%, 10/01/07                                               1.5%

CONTRA COSTA COUNTY, MERRITHEW
 MEMORIAL HOSPITAL PROJECT,
 COP, MBIA INSURED
 CALLABLE 11/01/07 @ 102,
 5.500%, 11/01/12                                               1.5%

SAN MATEO COUNTY, TRANSIT DISTRICT,
 SER A, RB, MBIA INSURED,
 5.250%, 06/01/16                                               1.5%

SAN BERNARDINO COUNTY,
 TRANSPORTATION AUTHORITY,
 SER A, RB, MBIA INSURED,
 6.250%, 03/01/10                                               1.5%

                                 FUND SECTORS
SECTOR                                                         % OF
                                                             PORTFOLIO

REVENUE BONDS                                                  52.6

GENERAL OBLIGATIONS                                            29.7

CERTIFICATES OF PARTICIPATION                                  11.7

TAX ALLOCATION                                                  4.9

REGULATED INVESTMENT COMPANY                                    1.1

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

      PERFORMANCE

      For the semi-annual period ended January 31, 2006, the HighMark California Intermediate Tax-Free Bond Fund produced a total return of 0.91% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers 7-Year Municipal Bond Index returned 1.13% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The first six months of the fiscal period provided much drama on the municipal credit front. As hurricanes battered the Gulf Coast, the investment world focused on the disruption of oil production and refining, while the municipal market held its breath as the storms devastated the coastal regions of Louisiana and Mississippi. The resulting destruction eroded asset value, reduced sales taxes and disrupted services. Ratings agencies have put many issuers on watch for a downgrade while they try to sort out all of the long-term ramifications.

      The Federal Open Market Committee raised the Federal Funds rate, the rate at which banks lend to one another, five times during the period. The Fed's last move brought the target rate to 4.50%, up 1.25% from the beginning of the period. Most maturities along the yield curve experienced negative results during the first three months of the fiscal year. However, the last three months of the period provided positive returns for all maturities across the curve, and most classes of bonds finished in positive territory. Longer-term bonds generally performed best, followed by short-term bonds. Intermediate issues provided the poorest performance during the period.

      In California, municipal bond issuance increased due to an increase in refunding activity caused by low long-term interest rates. California remained the largest issuer of municipal bonds during the year. The largest sectors of issuance were education, followed by general purpose and transportation. Households continue to be the largest holders of municipal bonds, followed by money market funds and mutual funds. The percentage of credit enhanced bonds increased, as did the percentage of bonds with traditional insurance.

      With short-term rates rising and long-term rates at historic lows, we continued to position the Fund defensively with shorter-term, higher-quality bonds. The Fund's shorter duration relative to its benchmark was the primary factor causing relative underperformance. The Fund also did not own strong performing tobacco bonds because of credit quality, and missed out on the relative strength of low quality airport bonds. The Fund's performance benefited during the period from a lack of exposure to municipalities in the Gulf Coast region that were negatively impacted and downgraded as a result of Hurricane Katrina.


--------------------------------------------------------------------------------

16                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK CALIFORNIA INTERMEDIATE
TAX-FREE BOND FUND
INVESTMENT OBJECTIVE

THE HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL AND STATE OF CALIFORNIA INCOME TAXES.

[PHOTO OMITTED]

TEAM LEADER
ROBERT BIGELOW
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND VERSUS THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL CALIFORNIA INTERMEDIATE/SHORT CATEGORY.

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

              HighMark        HighMark        HighMark        HighMark
            California       California      California      California                      Morningstar
            Intermediate     Intermediate   Intermediate    Intermediate        Lehman        Municipal
              Tax-Free        Tax-Free        Tax-Free        Tax-Free          7-Year       California
              Bond Fund,      Bond Fund,     Bond Fund,      Bond Fund,        Municipal    Intermediate
          Fiduciary Shares Class A Shares  Class B Shares+ Class C Shares+     Bond Index     Category
7/31/95       $10,000         $ 9,775         $10,000         $10,000          $10,000        $10,000
7/96           10,667          10,417          10,667          10,667           10,508         10,566
7/97           11,606          11,336          11,606          11,606           11,416         11,366
7/98           12,157          11,864          12,157          12,157           12,016         11,874
7/99           12,587          12,285          12,587          12,587           12,412         12,198
7/00           13,176          12,862          13,082          13,176           12,981         12,735
7/01           14,220          13,871          13,981          14,220           14,174         13,687
7/02           15,058          14,691          14,657          15,058           15,185         14,457
7/03           15,442          15,045          14,889          15,442           15,770         14,738
7/04           16,010          15,563          15,287          15,943           16,583         15,334
7/05           16,448          15,952          15,554          16,249           17,240         15,920
1/06           16,598          16,078          15,605          16,340           17,435         16,095

--------------------------------------------------------------------------------------------------------------------------
                                                               ANNUALIZED       ANNUALIZED      ANNUALIZED    ANNUALIZED
                                SIX MONTH       ONE YEAR         3 YEAR           5 YEAR         10 YEAR        SINCE
                                  RETURN         RETURN          RETURN           RETURN          RETURN      INCEPTION
--------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                   0.91%          0.79%           2.45%            3.62%          4.52%          4.47%
--------------------------------------------------------------------------------------------------------------------------
Class A Shares                     0.79%          0.54%           2.17%            3.46%          4.42%          4.39%
--------------------------------------------------------------------------------------------------------------------------
Class A Shares with load*         -1.46%         -1.75%           1.40%            2.98%          4.18%          4.19%
--------------------------------------------------------------------------------------------------------------------------
Class B Shares                     0.33%         -0.29%           1.42%            2.59%          3.87%+         3.95%+
--------------------------------------------------------------------------------------------------------------------------
Class B Shares with load**        -4.56%         -5.09%           0.50%            2.24%          3.87%+         3.95%+
--------------------------------------------------------------------------------------------------------------------------
Class C Shares                     0.56%          0.07%           1.91%+           3.30%+         4.35%+         4.34%+
--------------------------------------------------------------------------------------------------------------------------
Class C Shares with load***       -0.42%         -0.89%           1.91%+           3.30%+         4.35%+         4.34%+
--------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from October 15, 1993 with the performance of Class B Shares on November 30, 1999 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the CDSC applicable to Class B Shares and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *    Reflects 2.25% sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented from October 15, 1993 (commencement of operations of Fiduciary and Class A Shares) to April 25, 1997 reflects the performance of the Stepstone California Intermediate Tax-Free Bond Fund.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           17

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

                                TOP TEN HOLDINGS

HOLDING                                                       % OF
                                                            PORTFOLIO
DU PAGE & WILL COUNTIES,
 COMMUNITY SCHOOL DISTRICT,
 SER B, GO, FGIC INSURED,
 5.000%, 12/30/07                                              3.3%

GEORGIA STATE, SER E, GO,
 5.250%, 02/01/09                                              3.2%

PHOENIX, GO,
 PREREFUNDED @ 101,
 5.000%, 07/01/09                                              3.0%

CALIFORNIA STATE, GO,
 AMBAC INSURED,
 5.500%, 10/01/09                                              2.6%

MILWAUKEE, METROPOLITAN
 SEWAGE DISTRICT, SER A, GO,
 5.500%, 10/01/08                                              2.5%

SEATTLE, LIMITED TAX,
 SER B, GO,
 5.500%, 03/01/11                                              2.5%

SAN RAMON VALLEY, UNIFIED SCHOOL
 DISTRICT, GO, FSA INSURED
 CALLABLE 08/01/14 @ 100,
 5.250%, 08/01/18                                              2.2%

MCMINNVILLE, SCHOOL DISTRICT
 NO. 40, GO, FSA INSURED,
 5.000%, 06/15/11                                              2.1%

KING & SNOHOMISH COUNTIES,
 SCHOOL DISTRICT AUTHORITY,
 GO, FGIC INSURED
 PREREFUNDED @ 100,
 5.250%, 12/01/07                                              2.0%

UTAH STATE, BOARD REGENTS
 AUXILIARY & CAMPUS FACILITIES
 REVENUE, SER A, RB,
 MBIA INSURED
 CALLABLE 04/01/15 @ 100,
 5.000%, 04/01/17                                              1.9%

                           FUND SECTORS

SECTOR                                                        % OF
                                                           PORTFOLIO

GENERAL OBLIGATIONS                                           61.0

REVENUE BONDS                                                 35.3

CERTIFICATES OF PARTICIPATION                                  1.5

TAX ALLOCATION                                                 1.4

REGULATED INVESTMENT COMPANY                                   0.8

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

      PERFORMANCE

      For the semi-annual period ended January 31, 2006, the HighMark National Intermediate Tax-Free Bond Fund produced a total return of 1.04% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers 7-Year Municipal Bond Index returned 1.13% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The first six months of the fiscal period provided much drama on the municipal credit front. As hurricanes battered the Gulf Coast, the investment world focused on the disruption of oil production and refining, while the municipal market held its breath as the storms devastated the coastal regions of Louisiana and Mississippi. The resulting destruction eroded asset value, reduced sales taxes and disrupted services. Ratings agencies have put many issuers on watch for a downgrade while they try to sort out all of the long-term ramifications.

      The Federal Open Market Committee raised the Federal Funds rate, the rate at which banks lend to one another, five times during the period. The Fed's last move brought the target rate to 4.50%, up 1.25% from the beginning of the period. Most maturities along the yield curve experienced negative results during the first three months of the fiscal year. However, the last three months of the period provided positive returns for all maturities across the curve, and most classes of bonds finished in positive territory. Longer-term bonds generally performed best followed by short-term bonds. Intermediate issues provided the poorest performance during the period.

      California remained the largest issuer of municipal bonds during the period, followed by New York and Texas. The largest sectors of issuance were education, followed by general purpose and transportation. Households continue to be the largest holders of municipal bonds, followed by money market funds and mutual funds. The percentage of credit enhanced bonds increased, as did the percentage of bonds with traditional insurance.

      With short-term rates rising and long-term rates at historic lows, we continued to position the Fund defensively with shorter-term, higher-quality bonds. The Fund's shorter duration relative to its benchmark was the primary factor causing relative underperformance. The Fund also did not own strong performing tobacco bonds because of credit quality, and missed out on the relative strength of low quality airport bonds. The Fund's performance benefited during the period from a lack of exposure to municipalities in the Gulf Coast region that were negatively impacted and downgraded as a result of Hurricane Katrina.

--------------------------------------------------------------------------------

18                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK NATIONAL INTERMEDIATE
TAX-FREE BOND FUND
INVESTMENT OBJECTIVE

THE HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

[PHOTO OMITTED]

TEAM LEADER
ROBERT BIGELOW
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND VERSUS THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL NATIONAL INTERMEDIATE CATEGORY.

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                    HighMark                HighMark                 HighMark               Lehman              Morningstar
                    National                National                 National              Brothers              Municipal
                  Intermediate            Intermediate             Intermediate             7-Year               National
               Tax-Free Bond Fund,     Tax-Free Bond Fund,       Tax-Free Bond Fund,         Municipal          Intermediate
                Fiduciary Shares+        Class A Shares+           Class C Shares+        Bond Index              Category
7/31/95             $10,000                 $ 9,775                  $10,000               $10,000               $10,000
7/96                 10,375                  10,111                   10,344                10,508                10,522
7/97                 11,126                  10,822                   11,071                11,416                11,414
7/98                 11,577                  11,224                   11,482                12,016                11,969
7/99                 11,820                  11,432                   11,695                12,412                12,204
7/00                 12,204                  11,774                   12,045                12,981                12,572
7/01                 13,201                  12,713                   13,005                14,174                13,678
7/02                 13,917                  13,356                   13,663                15,185                14,388
7/03                 14,292                  13,686                   14,001                15,770                14,705
7/04                 14,747                  14,087                   14,391                16,583                15,352
7/05                 15,104                  14,392                   14,845                17,240                15,932
1/06                 15,261                  14,525                   14,943                17,435                16,090

----------------------------------------------------------------------------------------------------------------------------
                                                              ANNUALIZED    ANNUALIZED       ANNUALIZED         ANNUALIZED
                                  SIX MONTH     ONE YEAR        3 YEAR        5 YEAR          10 YEAR              SINCE
                                    RETURN       RETURN         RETURN        RETURN          RETURN             INCEPTION
----------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                     1.04%         1.35%         2.37%         3.43%+          3.86%+              5.00%+
----------------------------------------------------------------------------------------------------------------------------
Class A Shares                       0.92%         1.10%         2.13%         3.19%+          3.60%+              4.74%+
----------------------------------------------------------------------------------------------------------------------------
Class A Shares with load*           -1.36%        -1.15%         1.36%         2.71%+          3.37%+              4.60%+
----------------------------------------------------------------------------------------------------------------------------
Class C Shares                       0.66%         0.63%         2.32%++       3.30%++         3.66%++             4.77%++
----------------------------------------------------------------------------------------------------------------------------
Class C Shares with load**          -0.32%        -0.34%         2.32%++       3.30%++         3.66%++             4.77%++
----------------------------------------------------------------------------------------------------------------------------

 + The performance presented links the performance of the UBOC Intermediate Municipal Bond Fund, a common trust fund (the "Common Trust Fund"), for the period prior to its consolidation with the HighMark National Intermediate Tax-Free Bond Fund on October 18, 2002, as adjusted to reflect the fees and expenses associated with the HighMark National Intermediate Tax-Free Bond Fund. The Common Trust Fund was not registered under the Investment Company Act of 1940, as amended, and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by such Act and the Internal Revenue Code of 1986, as amended. If the Common Trust Fund had been registered, its performance may have been lower.

++ The performance presented links the performance of the Common Trust Fund from February 12, 1989, with the performance of the Fiduciary Shares from October 18, 2002 with the performance of Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the CDSC applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this class. With those adjustments, performance would be lower than that shown.

 *    Reflects 2.25% sales charge.

**    Reflects maximum CDSC of 1.00%
      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented from February 17, 1989 to October 18, 2002 (commencement of operations of Fiduciary and Class A Shares) reflects the performance of the UBOC Intermediate Municipal Bond Fund, a common trust fund.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           19

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

                   TOP TEN HOLDINGS

HOLDING                                         % OF
                                             PORTFOLIO*
FNMA
  4.500%, 04/01/18                              6.3%

U.S. TREASURY INFLATION
  INDEX NOTE
  3.000%, 07/15/12                              4.5%

U.S. TREASURY BOND
  7.250%, 05/15/16                              4.4%

U.S. TREASURY BOND
  8.125%, 08/15/19                              3.8%

FHLMC
  4.000%, 06/01/19                              2.7%

FNMA
  4.500%, 07/01/20                              2.1%

TYCO INTERNATIONAL
  7.200%, 10/15/08                              2.1%

WASTE MANAGEMENT
  7.000%, 10/15/06                              1.8%

U.S. BANCORP
  6.875%, 09/15/07                              1.7%

TIME WARNER
  7.480%, 01/15/08                              1.7%

                     FUND SECTORS

SECTOR                                         % OF
                                            PORTFOLIO*

U.S. GOVERNMENT AGENCY
  OBLIGATIONS                                  34.8

U.S. TREASURY OBLIGATIONS                      14.9

FINANCIALS                                     11.7

INDUSTRIALS                                     7.9

ASSET-BACKED SECURITIES                         6.6

UTILITIES                                       6.0

CONSUMER DISCRETIONARY                          5.3

ENERGY                                          2.7

REAL ESTATE INVESTMENT TRUSTS                   2.5

TELECOMMUNICATIONS                              2.2

REPURCHASE AGREEMENT                            2.0

HEALTH CARE                                     1.2

FOREIGN GOVERNMENTS                             0.7

CONSUMER STAPLES                                0.6

INFORMATION TECHNOLOGY                          0.6

MATERIALS                                       0.3

* EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

BOND FUND

      PERFORMANCE

      For the semi-annual period ended January 31, 2006, the HighMark Bond Fund produced a total return of 0.88% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers U.S. Aggregate Bond Index returned 0.84% for the same period.

      FACTORS AFFECTING PERFORMANCE

      Total returns for fixed income investors were subdued during the first six months of the fiscal period amid a backdrop of credit erosion in the auto sector, further interest rate hikes, increased inflationary concerns, high energy prices, a cooling of the U.S. housing market and continued global geopolitical uncertainty. High-quality bonds and Treasuries fared the best. Corporate bonds generally underperformed, largely the result of concerns over the potential bankruptcies of General Motors and Ford. However, the spread between corporate bonds and Treasuries remained remarkably steady.

      The primary story in fixed income markets continued to be the actions of the Federal Reserve Board and the spreads between the yields of short-term, intermediate-term and long-term yields. The Fed continued to drive short-term rates higher, raising the Federal Funds rate five times to 4.50%, up a full 1.25% from the beginning of the period. As short-term rates moved higher, however, 10-year and 30-year issues moved lower. We believe this is the result of reduced supply as government and corporate issuance declined, at the same time many bonds matured and were tendered. Additionally, because many companies experienced earnings growth and have excess cash, many bonds were called during the period. U.S. companies currently have the highest percentage of cash on their balance sheets in over forty years, substantially reducing the need to issue new debt. These factors, along with continued buying from overseas investors, helped drive long-term yields lower despite rising short term interest rates.

      The Fund slightly outpaced its benchmark, the Lehman Brothers U.S. Aggregate Bond Index, during the period. The Fund maintained an overweight towards the Corporate sector. Additionally, with short-term rates rising and long-term rates at historic lows, we continued to maintain a shorter effective duration. As of January 31, 2006 the Fund's average credit quality was AA, compared to AAA for the index. The Fund's average weighted maturity was 6.2 years and average duration was 4.1 years, compared to 6.8 and 4.6, respectively, for the index.

--------------------------------------------------------------------------------

20                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK BOND FUND
INVESTMENT OBJECTIVE

THE HIGHMARK BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[PHOTO OMITTED]

TEAM LEADER
JACK MONTGOMERY
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK BOND FUND VERSUS THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY.

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                                                                   Morningstar
              HighMark              HighMark            HighMark              HighMark         Lehman Brothers    Intermediate-
             Bond Fund,            Bond Fund,           Bond Fund,            Bond Fund,         U.S. Aggregate         Term
          Fiduciary Shares       Class A Shares      Class B Shares+       Class C Shares+       Bond Index       Bond Category
7/31/95       $10,000               $ 9,775             $10,000               $10,000              $10,000          $10,000
7/96           10,481                10,259              10,481                10,481               10,553           10,502
7/97           11,591                11,355              11,591                11,591               11,691           11,628
7/98           12,450                12,203              12,450                12,450               12,609           12,432
7/99           12,649                12,388              12,649                12,649               12,922           12,603
7/00           13,264                12,995              13,264                13,264               13,692           13,171
7/01           14,952                14,652              14,851                14,952               15,430           14,731
7/02           15,564                15,243              15,301                15,564               16,593           15,441
7/03           16,577                16,206              16,141                16,577               17,491           16,369
7/04           17,353                16,930              16,740                17,278               18,338           17,107
7/05           18,108                17,633              17,296                17,902               19,218           17,853
1/06           18,267                17,751              17,351                17,979               19,379           17,965

------------------------------------------------------------------------------------------------------------------------------
                                                                    ANNUALIZED     ANNUALIZED       ANNUALIZED     ANNUALIZED
                                      SIX MONTH       ONE YEAR        3 YEAR         5 YEAR          10 YEAR         SINCE
                                        RETURN         RETURN         RETURN         RETURN           RETURN       INCEPTION
------------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                         0.88%         1.55%           3.62%          4.92%           5.44%          7.92%
------------------------------------------------------------------------------------------------------------------------------
Class A Shares                           0.67%         1.32%           3.34%          4.73%           5.37%          7.86%+
------------------------------------------------------------------------------------------------------------------------------
Class A Shares with load*               -1.55%        -0.97%           2.56%          4.25%           5.13%          7.75%+
------------------------------------------------------------------------------------------------------------------------------
Class B Shares                           0.32%         0.61%           2.61%          3.88%           4.90%+         7.67%+
------------------------------------------------------------------------------------------------------------------------------
Class B Shares with load**              -4.59%        -4.23%           1.69%          3.54%           4.90%+         7.67%+
------------------------------------------------------------------------------------------------------------------------------
Class C Shares                           0.43%         0.76%           3.07%+         4.59%+          5.27%+         7.85%+
------------------------------------------------------------------------------------------------------------------------------
Class C Shares with load***             -0.55%        -0.20%           3.07%+         4.59%+          5.27%+         7.85%+
------------------------------------------------------------------------------------------------------------------------------

+ The performance presented links the performance of Fiduciary Shares from February 15, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on November 30, 2000 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

* Reflects 2.25% sales charge. Prior to December 1, 2005, the sales charge was 3.25%.

**    Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           21

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

                        TOP TEN HOLDINGS*

HOLDING                                                 % OF
                                                      PORTFOLIO
FNMA
 5.000%, 01/15/07                                        4.5%

U.S. TREASURY INFLATION
 INDEX NOTE
 3.875%, 01/15/09                                        3.9%

FNMA
 5.500%, 09/01/17                                        3.7%

FNMA
 5.500%, 09/01/14                                        3.1%

FHLMC
 5.000%, 10/01/18                                        3.1%

U.S. TREASURY NOTE
 2.625%, 11/15/06                                        3.0%

FHLMC
 3.500%, 09/15/07                                        3.0%

FNMA
 3.875%, 07/15/08                                        3.0%

U.S. TREASURY NOTE
 3.000%, 11/15/07                                        2.9%

FNMA
 3.250%, 11/15/07                                        2.9%

                         FUND SECTORS

SECTOR                                                   % OF
                                                      PORTFOLIO
U.S. GOVERNMENT AGENCY
  OBLIGATIONS                                           43.6

ASSET-BACKED SECURITIES                                 14.1

U.S. TREASURY OBLIGATIONS                               12.0

FINANCIALS                                              11.5

REPURCHASE AGREEMENT                                     3.6

UTILITIES                                                3.0

CONSUMER DISCRETIONARY                                   2.9

CONSUMER STAPLES                                         2.7

INDUSTRIALS                                              2.4

INFORMATION TECHNOLOGY                                   1.5

TELECOMMUNICATIONS                                       1.3

REAL ESTATE INVESTMENT TRUST                             0.9

HEALTH CARE                                              0.5

* EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.


SHORT TERM BOND FUND

      PERFORMANCE

      For the semi-annual period ended January 31, 2006, the HighMark Short Term Bond Fund produced a total return of 1.19% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers 1-3 Year U.S. Government/Credit Index returned 1.27% for the same period.

      FACTORS AFFECTING PERFORMANCE

      Total returns for fixed income investors were subdued during the first six months of the fiscal period amid a backdrop of credit erosion in the auto sector, further interest rate hikes, increased inflationary concerns, high energy prices, a cooling of the U.S. housing market and continued global geopolitical uncertainty. High-quality bonds and Treasuries fared the best. Corporate bonds generally underperformed, largely the result of concerns over the potential bankruptcies of General Motors and Ford. However, the spread between corporate bonds and Treasuries remained remarkably steady.

      The primary story in fixed income markets continued to be the actions of the Federal Reserve Board and the spreads between the yields of short-term, intermediate-term and long-term yields. The Fed continued to drive short-term rates higher, raising the Federal Funds rate five times to 4.50%, up a full 1.25% from the beginning of the period. As short-term rates moved higher, however, 10-year and 30-year issues moved lower. We believe this is the result of reduced supply as government and corporate issuance declined, at the same time many bonds matured and were tendered. Additionally, because many companies experienced earnings growth and have excess cash, many bonds were called during the period. U.S. companies currently have the highest percentage of cash on their balance sheets in over forty years, substantially reducing the need to issue new debt. These factors, along with continued buying from overseas investors, helped drive long-term yields lower despite rising short term interest rates.

      The Fund slightly underperformed its benchmark, the Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index, during the period. An overweight towards the Corporate sector coupled with a shorter effective duration than the benchmark detracted from results. As of January 31, 2006, the Fund's average credit quality was AA+, compared to AAA for the index. The Fund's average weighted maturity was 1.9 years and average duration was
      1.5 years, compared to 1.9 and 1.8, respectively, for the index.

--------------------------------------------------------------------------------

22                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK SHORT TERM BOND FUND
INVESTMENT OBJECTIVE

THE HIGHMARK SHORT TERM BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[PHOTO OMITTED] Team Leader Jack Montgomery Highmark Capital Management, Inc.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK SHORT TERM BOND FUND VERSUS THE LEHMAN BROTHERS 1-3 YEAR U.S. GOVERNMENT/CREDIT INDEX AND THE MORNINGSTAR SHORT BOND CATEGORY.

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]


              HighMark              HighMark              HighMark         Lehman Brothers
             Short Term            Short Term            Short Term         1-3 Year U.S.     Morningstar
             Bond Fund,            Bond Fund,             Bond Fund,         Government/Credit      Short
          Fiduciary Shares       Class A Shares        Class C Shares+          Index         Bond Category
11/30/04      $10,000               $9,775                $10,000              $10,000          $10,000
7/05           10,067                9,815                 10,061               10,091           10,095
1/06           10,187                9,920                 10,145               10,219           10,196


---------------------------------------------------------------------------
                                                                ANNUALIZED
                                 SIX MONTH         ONE YEAR       SINCE
                                   RETURN           RETURN      INCEPTION
---------------------------------------------------------------------------
Fiduciary Shares                    1.19%            1.75%         1.23%
---------------------------------------------------------------------------
Class A Shares                      1.07%            1.40%         1.00%
---------------------------------------------------------------------------
Class A Shares with load*          -1.24%           -0.89%        -0.83%
---------------------------------------------------------------------------
Class C Shares                      0.84%            1.15%         0.90%+
---------------------------------------------------------------------------
Class C Shares with load**         -0.16%            0.16%         0.90%+
---------------------------------------------------------------------------

 + The performance presented links the performance of the Fiduciary Shares from November 2, 2004 with the performance of Class C Shares on November 29, 2004. Fiduciary Share performance has been adjusted for the CDSC applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With these adjustments, performance would be lower than that shown.

 * Reflects 2.25% sales charge. Prior to December 1, 2005, the sales charge was 3.25%.

**    Reflects maximum CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           23

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

                           FUND SECTORS
SECTOR                                              % OF
                                                  PORTFOLIO

100% U.S. TREASURY MONEY
MARKET FUND

U.S. TREASURY BILLS                                 93.7
U.S. TREASURY NOTE                                   6.3

U.S. GOVERNMENT MONEY
MARKET FUND

REPURCHASE AGREEMENTS                               57.5
U.S. GOVERNMENT OBLIGATIONS                         33.0
VARIABLE RATE DEMAND NOTES                           9.5

DIVERSIFIED MONEY
MARKET FUND

COMMERCIAL PAPER                                    55.1
CERTIFICATES OF DEPOSIT                             24.2
CORPORATE OBLIGATIONS                               11.3
VARIABLE RATE DEMAND NOTES                           8.6
REPURCHASE AGREEMENT                                 0.8

CALIFORNIA TAX-FREE
MONEY MARKET FUND

REVENUE BONDS                                       81.0
TAX AND REVENUE ANTICIPATION
  NOTES                                              8.7
GENERAL OBLIGATIONS                                  7.8
SPECIAL ASSESSMENTS                                  1.6
CERTIFICATES OF PARTICIPATION                        0.8
REGULATED INVESTMENT COMPANIES                       0.1

TAXABLE MONEY MARKET FUNDS*

      PERFORMANCE

      The HighMark Taxable Money Market Funds (Fiduciary Shares)** produced the following seven-day effective yields as of January 31, 2006: HighMark 100% U.S. Treasury Money Market Fund, 3.53%; HighMark U.S. Government Money Market Fund, 4.00%; and HighMark Diversified Money Market Fund, 4.01%.

      FACTORS AFFECTING PERFORMANCE

      The Federal Reserve did not pause in hiking rates this period, moving five additional times in 0.25% increments. The last move on January 31, 2006 brought the overnight Federal Funds rate to 4.50%.

      During the period, the investment strategy for the HighMark 100% U.S. Treasury Fund was dominated by technical factors. With demand outstripping supply, the Treasury bill market saw yields decline in the under three-month area, even as the general level of short-term rates was rising. We again concentrated maturities ahead of the quarterly issuance of very short-term cash management Treasury bills to enhance yield. As these issues are sizable and generally come due near mid-quarter corporate tax dates, we reinvested ahead of other investors, extending the average life of the portfolio in both September and December. This approach, in addition to constantly evaluating the best relative value positioning along the yield curve, resulted in superior performance in the portfolio.

      We allowed overnight balances to build in the U.S. Government Fund, investing in repurchase agreement contracts, as there were few opportunities to garner incremental yield in traditional Agency securities.

      In the HighMark Diversified Money Market Fund, we began purchasing taxable weekly demand paper issued by municipalities. These issues have credit support from highly rated banks or bond insurers plus liquidity support to facilitate the remarketing process. This was an attractive option allowing us to both enhance the Fund's liquidity position and gain additional yield.

--------------------------------------------------------------------------------

24                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

CALIFORNIA TAX-FREE MONEY
MARKET FUND*

PERFORMANCE

The Fund's one-month effective yield as of January 31, 2006 (Fiduciary Shares)*** was 2.54%. Using a combined federal and California state income tax rate of 41.05%, the one-month effective yield is equivalent to a 4.31% taxable yield.

FACTORS AFFECTING PERFORMANCE

The Federal Reserve Board raised short-term interest rates five times during the past 6 months from 3.25% to 4.50%. Municipal note yields increased from 2.61% to 3.23%, reflecting the rising interest rate environment. The Fund maintained a slightly longer average weighted maturity than its peer group extending selectively during the reporting period. The State of California finances continued to improve as a result of higher than anticipated tax revenues, though structural imbalances between revenues and expenditures of the State's finances still remain and continue to be a major challenge in addressing the deficit.

As of January 31, 2006, the Fund's weighted average maturity was 27 days down from 43 days.

  * An investment in the HighMark Money Market Funds is neither insured nor guaranteed by the U.S. Government. Although these Funds seek to maintain a sta- ble net asset value of $1.00, there can be no assurance that they will be able to do so. Some or all of the income you receive from the California Tax-Free Money Market Fund may be subject to certain state and local taxes, and in some cases, to the federal alternative minimum tax.

 ** For the Class A Shares of the HighMark 100% U.S. Treasury, U.S. Government and Diversified Money Market Funds, the seven-day effective yield as of January 31, 2006 was 3.27%, 3.74% and 3.75%, respectively. As of January 31, 2006, seven-day effective yield for the U.S. Government Money Market Fund's Class B Shares and Class C Shares was 2.98% and 3.27%, respectively. For the Class S Shares of the HighMark 100% U.S. Treasury, U.S. Government and Diversified Money Market Funds, the seven-day effective yield as of January 31, 2006 was 3.01%, 3.48% and 3.50%, respectively. The yields reflect voluntary waivers in place with the Distributor, without such waivers yields would be lower (see Note 3 in notes to financial statements).

*** The seven-day effective yield as of January 31, 2006 for the California Tax-Free Money Market Fund's Class A Shares and Class S Shares was 2.26% and 2.01%, respectively.


--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           25

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

                            FUND SECTORS
SECTOR                                                 % OF
                                                     PORTFOLIO

EQUITY FUNDS                                           88.4

FIXED INCOME FUNDS                                      9.3

MONEY MARKET FUND                                       2.3

CAPITAL GROWTH ALLOCATION FUND

      PERFORMANCE

      For the semi-annual period ended January 31, 2006, the HighMark Capital Growth Allocation Fund produced a total return of 6.12% (Class A without load). In comparison, the unmanaged blended index, 80% S&P 500 Composite Index/15% Lehman Brothers U.S. Aggregate Bond Index/5% Citigroup Bond 3-Month Treasury Bill Index, returned 3.95% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The U.S. economic expansion remained on firm footing during the period. The tailwinds of low interest rates, accommodative monetary policy, tax cuts, high productivity and competitive currency levels combined to fuel cash flow growth and corporate profitability. While headwinds and unexpected concerns, such as higher oil prices, rising interest rates, ongoing insurgency in Iraq, and other geopolitical concerns have kept consumer and business sentiment in check, consumer spending remained robust, unemployment dropped below 5%, and over two million new jobs were created in 2005.

      Stocks outperformed bonds by a wide margin during the period, driven largely by a generally optimistic view about corporate earnings. Commodities and international equities, particularly emerging markets, were the best performing asset classes for the period.

      We are pleased to report that the Fund outperformed its benchmark by 2.17% during the period. The Fund's asset allocation, specifically a relative overweight towards equities and underweight in bonds, was the primary contributing factor during the period. For the six months ended January 31, 2006, small-cap stocks outperformed large-cap by 3.46% as measured by the Russell 1000 Index and Russell 2000 Index and value stocks outperformed growth by 2.30% as measured by the Russell 1000 Growth Index and Russell 1000 Value Index, the fund benefited marginally from both tilts within equities, as well. Positive security selection within the underlying equity funds was another significant contributor, with the Large Cap Growth Equity Fund and Core Equity Fund contributing most.

--------------------------------------------------------------------------------

26                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK CAPITAL GROWTH ALLOCATION FUND
INVESTMENT OBJECTIVE

THE HIGHMARK CAPITAL GROWTH ALLOCATION FUND SEEKS PRIMARILY CAPITAL
APPRECIATION.

[PHOTO OMITTED]

TEAM LEADER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK CAPITAL GROWTH ALLOCATION FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, THE CITIGROUP BOND 3-MONTH TREASURY BILL INDEX, AN UNMANAGED BLENDED INDEX OF 80% S&P 500 COMPOSITE INDEX, 15% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP BOND 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

         Highmark         Highmark
      Capital Growth   Capital Growth   80/15/5 Hybrid                     Lehman        Citigroup Bond
        Allocation       Allocation        of the           S&P 500     Brothers U.S.       3-month       Morningstar
      Fund, Class A    Fund, Class C      following        Composite   Aggregate Bond     Treasury Bill   Large Blend
          Shares           Shares      three indexes:        Index          Index            Index          Category
10/31/04 $ 9,450          $10,000         $10,000           $10,000       $10,000           $10,000         $10,000
7/05      10,505           11,053          10,890            11,067        10,170            10,183          11,113
1/06      11,148           11,683          11,322            11,584        10,256            10,367          11,755


-----------------------------------------------------------------------------
                                                                  ANNUALIZED
                                   SIX MONTH         ONE YEAR       SINCE
                                    RETURN            RETURN      INCEPTION+
-----------------------------------------------------------------------------
Class A Shares                       6.12%             12.38%       13.58%
-----------------------------------------------------------------------------
Class A Shares with load*            0.28%              6.20%        8.76%
-----------------------------------------------------------------------------
Class C Shares                       5.70%             11.51%       12.74%
-----------------------------------------------------------------------------
Class C Shares with load**           4.70%             10.51%       12.74%
-----------------------------------------------------------------------------

 +    Commenced operations on October 12, 2004.

 *    Reflects 5.50% sales charge.

**    Reflects maximum CDSC of 1.00%

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           27

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

                            FUND SECTORS
SECTOR                                                      % OF
                                                          PORTFOLIO

EQUITY FUNDS                                                68.2

FIXED INCOME FUNDS                                          28.6

MONEY MARKET FUND                                            3.2

GROWTH & INCOME ALLOCATION FUND

      PERFORMANCE

      For the semi-annual period ended January 31, 2006, the Fund produced a total return of 4.97% (Class A without load). In comparison, the unmanaged blended index, 60% S&P 500 Composite Index/35% Lehman Brothers U.S. Aggregate Bond Index/5% Citigroup Bond 3-Month Treasury Bill Index, returned 3.19% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The U.S. economic expansion remained on firm footing during the period. The tailwinds of low interest rates, accommodative monetary policy, tax cuts, high productivity and competitive currency levels combined to fuel cash flow growth and corporate profitability. While headwinds and unexpected concerns, such as higher oil prices, rising interest rates, ongoing insurgency in Iraq, and other geopolitical concerns have kept consumer and business sentiment in check, consumer spending remained robust, unemployment dropped below 5%, and over two million new jobs were created in 2005.

      Stocks outperformed bonds by a wide margin during the period, driven largely by a generally optimistic view about corporate earnings. Commodities and international equities, particularly emerging markets, were the best performing asset classes for the period.

      We are pleased to report that the Fund outperformed its benchmark by 1.78% during the period. The Fund's asset allocation, specifically a relative overweight towards equities and underweight in bonds, was the primary contributing factor during the period. For the six months ended January 31, 2006, small-cap stocks outperformed large-cap by 3.46% as measured by the Russell 1000 Index and Russell 2000 Index and value stocks outperformed growth by 2.30% as measured by the Russell 1000 Growth Index and Russell 1000 Value Index, the Fund benefited marginally from both tilts within equities, as well. Positive security selection within the underlying equity funds was another significant contributor, with the Large Cap Growth Equity Fund and Core Equity Fund contributing most.

--------------------------------------------------------------------------------

28                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK GROWTH & INCOME
ALLOCATION FUND

INVESTMENT OBJECTIVE

THE HIGHMARK GROWTH & INCOME ALLOCATION FUND SEEKS CAPITAL APPRECIATION AND INCOME.

[PHOTO OMITTED]

TEAM LEADER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK GROWTH & INCOME ALLOCATION FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, THE CITIGROUP BOND 3-MONTH TREASURY BILL INDEX, AN UNMANAGED BLENDED INDEX OF 60% S&P 500 COMPOSITE INDEX, 35% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP BOND 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

              Highmark        Highmark
              Growth &        Growth &
               Income          Income      60/35/5 Hybrid                      Lehman       Citigroup Bond    Morningstar
             Allocation      Allocation        of the         S&P 500        Brothers U.S.       3-Month        Moderate
            Fund, Class A   Fund, Class C     Following      Composite      Aggregate Bond    Treasury Bill    Allocation
               Shares          Shares      Three Indexes:      Index            Index            Index         Category
10/31/04      $ 9,450         $10,000         $10,000         $10,000          $10,000          $10,000        $10,000
7/05           10,256          10,793          10,710          11,067           10,170           10,183         10,861
1/06           10,765          11,290          11,054          11,584           10,256           10,367         11,411

--------------------------------------------------------------------------------
                                                                     ANNUALIZED
                                   SIX MONTH       ONE YEAR            SINCE
                                    RETURN          RETURN           INCEPTION+
--------------------------------------------------------------------------------
Class A Shares                        4.97%          9.86%             10.78%
--------------------------------------------------------------------------------
Class A Shares with load*            -0.82%          3.80%              6.08%
--------------------------------------------------------------------------------
Class C Shares                        4.60%          9.09%              9.99%
--------------------------------------------------------------------------------
Class C Shares with load**            3.60%          8.09%              9.99%
--------------------------------------------------------------------------------

 +    Commenced operations on October 12, 2004.

 *    Reflects 5.50% sales charge.

**    Reflects maximum CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           29

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

                    FUND SECTORS

SECTOR                                              % OF
                                                 PORTFOLIO

FIXED INCOME FUNDS                                 57.1

EQUITY FUNDS                                       39.8

MONEY MARKET FUND                                   3.1

INCOME PLUS ALLOCATION FUND

      PERFORMANCE

      For the semi-annual period ended January 31, 2006, the Fund produced a total return of 3.15% (Class A without load). In comparison, the unmanaged blended index, 30% S&P 500 Composite Index/65% Lehman Brothers U.S. Aggregate Bond Index/5% Citigroup Bond 3-Month Treasury Bill Index returned 2.04% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The U.S. economic expansion remained on firm footing during the period. The tailwinds of low interest rates, accommodative monetary policy, tax cuts, high productivity and competitive currency levels combined to fuel cash flow growth and corporate profitability. While headwinds and unexpected concerns, such as higher oil prices, rising interest rates, ongoing insurgency in Iraq, and other geopolitical concerns have kept consumer and business sentiment in check, consumer spending remained robust, unemployment dropped below 5%, and over two million new jobs were created in 2005.

      Stocks outperformed bonds by a wide margin during the period, driven largely by a generally optimistic view about corporate earnings. Commodities and international equities, particularly emerging markets, were the best performing asset classes for the period.

      We are pleased to report that the Fund outperformed its benchmark by 1.11% during the period. The Fund's asset allocation, specifically a relative overweight towards equities and underweight in bonds, was the primary contributing factor during the period. For the six months ended January 31, 2006, small-cap stocks outperformed large-cap by 3.46% as measured by the Russell 1000 Index and Russell 2000 Index and value stocks outperformed growth by 2.30% as measured by the Russell 1000 Growth Index and Russell 1000 Value Index, the fund benefited marginally from both tilts within equities, as well. Positive security selection within the underlying equity funds was another significant contributor, with the Large Cap Growth Equity Fund and Core Equity Fund contributing most.

--------------------------------------------------------------------------------

30                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

  HIGHMARK INCOME PLUS ALLOCATION FUND

INVESTMENT OBJECTIVE

THE HIGHMARK INCOME PLUS ALLOCATION FUND SEEKS INCOME AND SECONDARILY CAPITAL APPRECIATION.

[PHOTO OMITTED]

TEAM LEADER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK INCOME PLUS ALLOCATION FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, THE CITIGROUP BOND 3-MONTH TREASURY BILL INDEX, AN UNMANAGED BLENDED INDEX OF 30% S&P 500 COMPOSITE INDEX, 65% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP BOND 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY.

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

              HighMark         HighMark
             Income Plus      Income Plus     30/65/5 Hybrid                      Lehman        Citigroup Bond     Morningstar
             Allocation      Allocation          of the           S&P         Brothers U.S.        3-Month       Conservative
             Fund, Class A   Fund, Class C       following    500 Composite   Aggregate Bond     Treasury Bill     Allocation
                Shares         Shares          three Indexes:     Index           Index             Index          Category
10/31/04      $ 9,550         $10,000            $10,000         $10,000         $10,000           $10,000         $10,000
7/05           10,009          10,421             10,443          11,067          10,170            10,183          10,479
1/06           10,324          10,711             10,657          11,584          10,256            10,367          10,784

-------------------------------------------------------------------------------
                                                                     ANNUALIZED
                                   SIX MONTH        ONE YEAR           SINCE
                                     RETURN         RETURN           INCEPTION+
-------------------------------------------------------------------------------
Class A Shares                        3.15%          6.01%             6.10%
-------------------------------------------------------------------------------
Class A Shares with load*            -1.51%          1.22%             2.42%
-------------------------------------------------------------------------------
Class C Shares                        2.78%          5.20%             5.34%
-------------------------------------------------------------------------------
Class C Shares with load**            1.78%          4.20%             5.34%
-------------------------------------------------------------------------------

 +    Commenced operations on October 12, 2004.

 *    Reflects 4.50% sales charge.

**    Reflects maximum CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           31

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

      To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in your Fund's Prospectus. If these fees were applied to your account, your costs would be higher.

                               BEGINNING    ENDING         NET         EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                                 VALUE       VALUE       EXPENSE        DURING
                                8/1/05      1/31/06      RATIOS         PERIOD*
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........   $1,000.00   $1,106.45      0.93%         $4.95
Class A Shares .............    1,000.00    1,102.63      1.18           6.27
Class B Shares .............    1,000.00    1,096.24      1.82           9.66
Class C Shares .............    1,000.00    1,096.04      1.82           9.66

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,020.46      0.93           4.75
Class A Shares .............    1,000.00    1,019.18      1.18           6.02
Class B Shares .............    1,000.00    1,015.92      1.82           9.29
Class C Shares .............    1,000.00    1,015.92      1.82           9.29
--------------------------------------------------------------------------------
VALUE MOMENTUM FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,062.45      0.93           4.85
Class A Shares .............    1,000.00    1,060.45      1.18           6.15
Class B Shares .............    1,000.00    1,053.24      1.82           9.46
Class C Shares .............    1,000.00    1,053.44      1.82           9.46

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,020.46      0.93           4.75
Class A Shares .............    1,000.00    1,019.18      1.18           6.02
Class B Shares .............    1,000.00    1,015.92      1.82           9.29
Class C Shares .............    1,000.00    1,015.92      1.82           9.29

                               BEGINNING    ENDING         NET         EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                                 VALUE       VALUE       EXPENSE        DURING
                                8/1/05      1/31/06      RATIOS         PERIOD*
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........   $1,000.00   $1,070.24      0.93%         $4.86
Class A Shares .............    1,000.00    1,067.53      1.18           6.17
Class B Shares .............    1,000.00    1,060.66      1.81           9.44
Class C Shares .............    1,000.00    1,060.76      1.81           9.44

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,020.46      0.93           4.75
Class A Shares .............    1,000.00    1,019.18      1.18           6.02
Class B Shares .............    1,000.00    1,015.97      1.81           9.24
Class C Shares .............    1,000.00    1,015.97      1.81           9.24
--------------------------------------------------------------------------------
CORE EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,063.30      0.92           4.80
Class A Shares .............    1,000.00    1,059.71      1.17           6.09
Class B Shares .............    1,000.00    1,054.93      1.80           9.37
Class C Shares .............    1,000.00    1,053.54      1.80           9.36

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,020.51      0.92           4.70
Class A Shares .............    1,000.00    1,019.23      1.17           5.97
Class B Shares .............    1,000.00    1,016.02      1.80           9.19
Class C Shares .............    1,000.00    1,016.02      1.80           9.19

--------------------------------------------------------------------------------

32                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                               BEGINNING    ENDING         NET         EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                                 VALUE       VALUE       EXPENSE        DURING
                                8/1/05      1/31/06      RATIOS         PERIOD*
--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........   $1,000.00   $1,025.49      0.94%        $ 4.81
Class A Shares .............    1,000.00    1,023.01      1.19           6.09
Class B Shares .............    1,000.00    1,016.65      1.83           9.35
Class C Shares .............    1,000.00    1,016.75      1.83           9.35

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,020.41      0.94           4.80
Class A Shares .............    1,000.00    1,019.13      1.19           6.07
Class B Shares .............    1,000.00    1,015.86      1.83           9.34
Class C Shares .............    1,000.00    1,015.86      1.83           9.34
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,092.22      1.47           7.78
Class A Shares .............    1,000.00    1,089.30      1.72           9.10
Class B Shares .............    1,000.00    1,082.39      2.35          12.41
Class C Shares .............    1,000.00    1,079.41      2.35          12.39

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,017.70      1.47           7.50
Class A Shares .............    1,000.00    1,016.43      1.72           8.78
Class B Shares .............    1,000.00    1,013.21      2.35          12.00
Class C Shares .............    1,000.00    1,013.21      2.35          12.00
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,014.83      1.29           6.57
Class A Shares .............    1,000.00    1,012.56      1.54           7.84
Class B Shares .............    1,000.00    1,005.87      2.17          11.03
Class C Shares .............    1,000.00    1,006.56      2.17          11.04

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,018.62      1.29           6.58
Class A Shares .............    1,000.00    1,017.34      1.54           7.86
Class B Shares .............    1,000.00    1,014.13      2.17          11.08
Class C Shares .............    1,000.00    1,014.13      2.17          11.08
--------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,006.57      0.50          2.53
Class A Shares .............    1,000.00    1,004.10      0.75          3.80
Class B Shares .............    1,000.00      995.83      1.48          7.47
Class C Shares .............    1,000.00      999.38      1.23          6.22

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,022.65      0.50          2.55
Class A Shares .............    1,000.00    1,021.38      0.75          3.83
Class B Shares .............    1,000.00    1,017.65      1.48          7.55
Class C Shares .............    1,000.00    1,018.93      1.23          6.28
--------------------------------------------------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,008.98      0.28          1.42
Class A Shares .............    1,000.00    1,006.52      0.53          2.68
Class C Shares .............    1,000.00    1,001.49      1.01          5.11

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,023.78      0.28          1.43
Class A Shares .............    1,000.00    1,022.50      0.53          2.71
Class C Shares .............    1,000.00    1,020.05      1.01          5.16

                               BEGINNING    ENDING         NET         EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                                 VALUE       VALUE       EXPENSE        DURING
                                8/1/05      1/31/06      RATIOS         PERIOD*
--------------------------------------------------------------------------------
BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........   $1,000.00   $1,005.05      0.74%       $ 3.75
Class A Shares .............    1,000.00    1,001.69      0.99          5.01
Class B Shares .............    1,000.00      994.62      1.70          8.58
Class C Shares .............    1,000.00      996.97      1.45          7.33

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,021.43      0.74          3.78
Class A Shares .............    1,000.00    1,020.15      0.99          5.05
Class B Shares .............    1,000.00    1,016.53      1.70          8.68
Class C Shares .............    1,000.00    1,017.80      1.45          7.40
--------------------------------------------------------------------------------
SHORT TERM BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,008.60      0.65          3.30
Class A Shares .............    1,000.00    1,006.14      0.90          4.56
Class C Shares .............    1,000.00    1,001.41      1.38          6.99

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,021.89      0.65          3.32
Class A Shares .............    1,000.00    1,020.61      0.90          4.59
Class C Shares .............    1,000.00    1,018.16      1.38          7.04
--------------------------------------------------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,012.71      0.53          2.69
Class A Shares .............    1,000.00    1,010.14      0.78          3.96
Class S Shares .............    1,000.00    1,007.22      1.06          5.38

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,022.50      0.53          2.71
Class A Shares .............    1,000.00    1,021.22      0.78          3.98
Class S Shares .............    1,000.00    1,019.79      1.06          5.41
--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,014.51      0.53          2.69
Class A Shares .............    1,000.00    1,011.94      0.78          3.96
Class B Shares .............    1,000.00    1,004.54      1.51          7.66
Class C Shares** ...........    1,000.00    1,000.64      2.59          2.06
Class S Shares .............    1,000.00    1,009.12      1.06          5.38

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,022.50      0.53          2.71
Class A Shares .............    1,000.00    1,021.22      0.78          3.98
Class B Shares .............    1,000.00    1,017.50      1.51          7.71
Class C Shares** ...........    1,000.00    1,001.91      2.59          2.06
Class S Shares .............    1,000.00    1,019.79      1.06          5.41
--------------------------------------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,014.90      0.53          2.70
Class A Shares .............    1,000.00    1,012.34      0.78          3.96
Class S Shares .............    1,000.00    1,009.52      1.06          5.38

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,022.50      0.53          2.71
Class A Shares .............    1,000.00    1,021.22      0.78          3.98
Class S Shares .............    1,000.00    1,019.79      1.06          5.41

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           33

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)

                               BEGINNING    ENDING         NET         EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                                 VALUE       VALUE       EXPENSE        DURING
                                8/1/05      1/31/06      RATIOS         PERIOD*
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........   $1,000.00   $1,008.87      0.48%        $2.43
Class A Shares .............    1,000.00    1,006.30      0.73          3.70
Class S Shares .............    1,000.00    1,003.49      1.01          5.11

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,022.76      0.48          2.45
Class A Shares .............    1,000.00    1,021.48      0.73          3.73
Class S Shares .............    1,000.00    1,020.05      1.01          5.16
--------------------------------------------------------------------------------
CAPITAL GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares .............    1,000.00    1,056.78      0.85          4.42
Class C Shares .............    1,000.00    1,048.81      1.58          8.19

HYPOTHETICAL 5% RETURN
Class A Shares .............    1,000.00    1,020.87      0.85          4.34
Class C Shares .............    1,000.00    1,017.14      1.58          8.07

                               BEGINNING    ENDING         NET         EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                                 VALUE       VALUE       EXPENSE        DURING
                                8/1/05      1/31/06      RATIOS         PERIOD*
--------------------------------------------------------------------------------
GROWTH & INCOME ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares .............   $1,000.00   $1,045.52      0.81%        $4.18
Class C Shares .............    1,000.00    1,038.06      1.54          7.94

HYPOTHETICAL 5% RETURN
Class A Shares .............    1,000.00    1,021.07      0.81          4.13
Class C Shares .............    1,000.00    1,017.34      1.54          7.86
--------------------------------------------------------------------------------
INCOME PLUS ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares .............    1,000.00    1,027.10      0.86          4.40
Class C Shares .............    1,000.00    1,019.67      1.59          8.13

HYPOTHETICAL 5% RETURN
Class A Shares .............    1,000.00    1,020.82      0.86          4.39
Class C Shares .............    1,000.00    1,017.09      1.59          8.12

 * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 29/365 (to reflect the period since the Class commenced operations).


--------------------------------------------------------------------------------

34                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

LARGE CAP GROWTH FUND

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
  COMMON STOCK+ - 97.2%
-----------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 7.4%
     Best Buy                                          25,100      $   1,272
     eBay*                                             30,150          1,299
     Harman International Industries                   13,950          1,534
     Home Depot                                        52,900          2,145
     Las Vegas Sands (A)                               40,250          2,067
     Morningstar*                                         950             37
     Staples                                           45,375          1,076
     Starwood Hotels & Resorts Worldwide*              17,200          1,046
                                                                   ---------
                                                                      10,476
                                                                   ---------
  CONSUMER STAPLES - 6.9%
     Colgate-Palmolive                                 24,550          1,348
     PepsiCo                                           22,650          1,295
     Procter & Gamble                                  45,800          2,713
     Walgreen                                         101,946          4,412
                                                                   ---------
                                                                       9,768
                                                                   ---------
  ENERGY - 10.4%
     Baker Hughes                                      41,200          3,190
     Schlumberger (A)                                  46,150          5,882
     Smith International (A)                          122,750          5,524
                                                                   ---------
                                                                      14,596
                                                                   ---------
  FINANCIALS - 14.6%
     Aflac                                             28,300          1,329
     Chicago Mercantile Exchange Holdings (A)           2,900          1,227
     Franklin Resources                                32,200          3,172
     Goldman Sachs Group                                9,800          1,384
     Legg Mason                                        43,350          5,622
     Moody's                                           25,600          1,621
     SLM                                              109,750          6,142
                                                                   ---------
                                                                      20,497
                                                                   ---------
  HEALTH CARE - 19.4%
     Alcon (A)                                         26,100          3,339
     Allergan (A)                                      13,750          1,601
     Amgen*                                            16,400          1,195
     Dentsply International                            23,650          1,270
     Genentech*                                        53,244          4,575
     Gilead Sciences*                                  55,550          3,381
     Johnson & Johnson                                 33,200          1,910
     Medtronic                                         54,700          3,089
     Stryker                                           30,150          1,504
     UnitedHealth Group                                92,950          5,523
                                                                   ---------
                                                                      27,387
                                                                   ---------

-----------------------------------------------------------------------------
Description                                   Shares/Par(000)     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
  COMMON STOCK+ - (CONTINUED)
-----------------------------------------------------------------------------
  INDUSTRIALS - 10.3%
     Boeing                                            14,250      $     973
     Caterpillar                                       32,100          2,180
     Expeditors International Washington (A)           37,950          2,791
     General Dynamics                                  27,100          3,153
     General Electric                                 101,804          3,334
     Robert Half International (A)                     57,750          2,110
                                                                   ---------
                                                                      14,541
                                                                   ---------
   INFORMATION TECHNOLOGY - 25.2%
     Adobe Systems                                     71,850          2,854
     Apple Computer (A)*                               51,750          3,908
     Autodesk                                          18,400            747
     Automatic Data Processing                         39,200          1,722
     Broadcom*                                         28,000          1,910
     Checkfree*                                        40,850          2,117
     Google*                                           15,350          6,650
     Maxim Integrated Products                         29,100          1,194
     Microchip Technology (A)                          64,100          2,404
     Microsoft                                        128,700          3,623
     Paychex                                           96,450          3,506
     Qualcomm                                          33,650          1,614
     SAP                                               40,900          2,101
     Yahoo!*                                           35,400          1,216
                                                                   ---------
                                                                      35,566
                                                                   ---------
  MATERIALS - 3.0%
     Monsanto                                          50,150          4,243
                                                                   ---------
     TOTAL COMMON STOCK
        (Cost $110,574)                                              137,074
                                                                   ---------

-----------------------------------------------------------------------------
  CORPORATE OBLIGATION - 3.5%
-----------------------------------------------------------------------------
     Sigma Finance (B) (C)
        4.330%, 07/07/06                              $ 5,000          4,999
                                                                   ---------
     TOTAL CORPORATE OBLIGATION
        (Cost $4,999)                                                  4,999
                                                                   ---------

-----------------------------------------------------------------------------
  MASTER NOTE - 1.8%
-----------------------------------------------------------------------------
     Morgan Stanley (B)
        4.580%, 02/15/06                                2,500          2,500
                                                                   ---------
     TOTAL MASTER NOTE
        (Cost $2,500)                                                  2,500
                                                                   ---------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           35

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

LARGE CAP GROWTH FUND (CONCLUDED)

------------------------------------------------------------------------------------
Description                                                    Par(000)  Value (000)
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 7.5%
------------------------------------------------------------------------------------
     Bear Stearns
        4.56%, dated 01/31/06, matures on
        02/01/06, repurchase price $5,000,633
        (collateralized by a mortgage
        obligation, par value $5,335,333,
        6.00%, 01/25/36, total market
        value $5,250,036) (B)                                   $ 5,000   $   5,000
     Credit Suisse Securities
        4.39%, dated 01/31/06, matures on
        02/01/06, repurchase price $4,395,289
        (collateralized by a U.S. Treasury
        Note, par value $4,480,000,
        4.375%, 12/31/07, total market
        value $4,484,689)                                         4,395       4,395
     Lehman Brothers
        4.57%, dated 01/31/06, matures on
        02/01/06, repurchase price $1,194,872
        (collateralized by a mortgage
        obligation, par value $1,292,027,
        5.69%, 10/13/37, total market
        value $1,254,579) (B)                                     1,195       1,195
                                                                          ---------
     TOTAL REPURCHASE AGREEMENTS
        (Cost $10,590)                                                       10,590
                                                                          ---------
     TOTAL INVESTMENTS - 110.0%
        (Cost $128,663)                                                     155,163
                                                                          ---------
        PAYABLE UPON RETURN OF SECURITIES LOANED -- (9.7)%                  (13,694)
        PAYABLE FOR INVESTMENT SECURITIES PURCHASED -- (0.2)%                  (310)
        PAYABLE FOR FUND SHARES REDEEMED -- (0.2)%                             (213)
        OTHER ASSETS AND LIABILITIES, NET -- 0.1%@                               95
                                                                          ---------
     OTHER ASSETS AND LIABILITIES - (10.0)%                                 (14,122)
                                                                          ---------
     NET ASSETS -- 100.0%                                                 $ 141,041
                                                                          =========

------------------------------------------------------------------------------------
     NET ASSETS:
------------------------------------------------------------------------------------
        Paid-in-Capital
            (unlimited authorized -- no par value)                        $ 260,179
        Distributions in excess of net investment income                        (81)
        Accumulated net realized loss on investments                       (145,557)
        Net unrealized appreciation on investments                           26,500
                                                                          ---------
     NET ASSETS                                                           $ 141,041
                                                                          =========


------------------------------------------------------------------------------------
Description                                                                   Value
------------------------------------------------------------------------------------
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($110,183,768 / 11,542,980 SHARES)                                   $    9.55
                                                                          =========
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (D)
     ($19,897,434 / 2,116,004 SHARES)                                     $    9.40
                                                                          =========
  MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($9.40 / 94.5%)                                       $    9.95
                                                                          =========
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS B SHARES (D)
     ($9,444,392 / 1,063,087 SHARES)                                      $    8.88
                                                                          =========
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS C SHARES (D)
     ($1,515,378 / 170,474 SHARES)                                        $    8.89
                                                                          =========

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

@ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A LISTING OF AFFILIATED PAYABLES.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JANUARY 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2006 WAS $13,356,646.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2006.

(D)   CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE
      NOTE 2 IN NOTES TO FINANCIAL STATEMENTS). CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

36                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------
Description                                            Shares        Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK - 96.5%
--------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY - 10.3%
    Autoliv                                            35,000          $   1,715
    Comcast, Cl A*                                    205,000              5,683
    Federated Department Stores                        60,000              3,998
    Harrah's Entertainment                             35,000              2,576
    Home Depot                                         55,000              2,230
    Leggett & Platt                                   143,000              3,521
    Lennar, Cl A                                       38,500              2,408
    Mattel*                                           165,000              2,722
    McGraw-Hill                                       110,000              5,614
    News, Cl A                                        350,000              5,516
    Pulte Homes                                        75,000              2,992
    Target                                             45,000              2,464
    Time Warner                                       255,000              4,470
    Washington Post, Cl B                               4,600              3,510
                                                                       ---------
                                                                          49,419
                                                                       ---------
 CONSUMER STAPLES - 9.2%
    Altria Group                                      195,900             14,171
    Archer-Daniels-Midland                            120,000              3,780
    Cadbury Schweppes ADR                             167,000              6,652
    Kimberly-Clark                                     38,000              2,171
    Nestle ADR                                         82,500              6,037
    Sara Lee                                          290,000              5,301
    Universal                                          80,000              3,780
    UST (A)                                            55,000              2,142
                                                                       ---------
                                                                          44,034
                                                                       ---------
 ENERGY - 11.8%
    BP ADR                                             90,000              6,508
    Chevron                                           110,000              6,532
    ConocoPhillips                                     90,000              5,823
    Exxon Mobil                                       275,000             17,256
    Halliburton                                        75,000              5,966
    Marathon Oil                                       74,593              5,734
    Peabody Energy (A)                                 36,000              3,582
    Suncor Energy                                      30,000              2,404
    Williams                                          120,000              2,861
                                                                       ---------
                                                                          56,666
                                                                       ---------
 FINANCIALS - 21.9%
    Allstate                                           95,000              4,945
    American International Group (A)                  110,000              7,200
    Bank of America                                   190,000              8,404
    Bank of New York                                  143,000              4,549
    Citigroup                                         335,800             15,641
    Freddie Mac                                        71,000              4,818
    Goldman Sachs Group                                44,400              6,271
    JPMorgan Chase                                    272,070             10,815
    Marsh & McLennan (A)                              180,000              5,470

--------------------------------------------------------------------------------
Description                                            Shares        Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  FINANCIALS - (CONTINUED)
     Metlife (A)*                                      90,000          $   4,514
     Morgan Stanley                                   100,000              6,145
     Prudential Financial                              55,000              4,144
     St Paul Travelers                                120,000              5,446
     Washington Mutual (A)                            247,705             10,483
     Wells Fargo                                       39,500              2,463
     XL Capital, Cl A (A)                              56,100              3,796
                                                                       ---------
                                                                         105,104
                                                                       ---------
  HEALTH CARE - 6.2%
     Baxter International                             100,000              3,685
     Bristol-Myers Squibb                              55,000              1,253
     GlaxoSmithKline ADR                              105,000              5,380
     HCA (A)                                           50,000              2,454
     Merck                                             75,000              2,588
     Pfizer                                           360,340              9,254
     Wyeth                                            110,000              5,087
                                                                       ---------
                                                                          29,701
                                                                       ---------
  INDUSTRIALS - 14.4%
     Avery Dennison (A)                               132,600              7,921
     Boeing                                            40,000              2,732
     Burlington Northern Santa Fe                      30,000              2,404
     Cendant                                          374,779              6,274
     General Electric                                 408,700             13,385
     Honeywell International                          145,000              5,571
     Manpower                                          48,000              2,584
     Masco                                            155,000              4,596
     Parker Hannifin                                  125,000              9,471
     Pitney Bowes                                      40,000              1,710
     Tyco International (A)                           183,300              4,775
     United Technologies                               40,000              2,335
     Waste Management                                 168,000              5,305
                                                                       ---------
                                                                          69,063
                                                                       ---------
  INFORMATION TECHNOLOGY - 10.0%
     Accenture, Cl A                                  180,000              5,675
     Agilent Technologies*                             50,000              1,695
     Diebold                                           71,500              2,796
     Electronic Data Systems                          142,000              3,577
     First Data                                       130,000              5,863
     Hewlett-Packard                                  125,900              3,926
     International Business Machines                   70,000              5,691
     Lucent Technologies*                             715,000              1,888
     Microsoft                                        350,000              9,852
     Nokia Oyj ADR (A)                                215,000              3,952
     Tektronix                                        100,700              2,971
                                                                       ---------
                                                                          47,886
                                                                       ---------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           37

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

VALUE MOMENTUM FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                   Shares/Par(000)        Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  MATERIALS - 7.0%
     Alcoa                                            160,100          $   5,043
     Ashland                                           57,500              3,790
     BHP Billiton ADR (A) (D)                          90,000              3,551
     Cabot (A)                                        178,500              7,001
     Engelhard                                        145,400              5,860
     Monsanto                                          30,000              2,538
     Weyerhaeuser                                      82,200              5,734
                                                                       ---------
                                                                          33,517
                                                                       ---------
  TELECOMMUNICATIONS - 2.9%
     AT&T                                             190,000              4,931
     Verizon Communications                           235,000              7,440
     Vodafone Group ADR (A)                            70,500              1,488
                                                                       ---------
                                                                          13,859
                                                                       ---------

  UTILITIES - 2.8%
     Questar                                          167,500             13,648
                                                                       ---------
     TOTAL COMMON STOCK
        (Cost $313,529)                                                  462,897
                                                                       ---------

--------------------------------------------------------------------------------
  MASTER NOTES - 3.6%
--------------------------------------------------------------------------------
     Bank of America (B)
        4.580%, 02/01/06                              $ 7,500              7,500
     Bear Stearns (B)
        4.650%, 02/01/06                                5,000              5,000
     JPMorgan Chase (B)
        4.580%, 02/01/06                                5,000              5,000
                                                                       ---------
     TOTAL MASTER NOTES
        (Cost $17,500)                                                    17,500
                                                                       ---------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - 2.1%
--------------------------------------------------------------------------------
     First Tennessee (B) (C)
        4.330%, 03/21/06                                5,000              5,000
     Morgan Stanley (B) (C)
        4.580%, 02/01/06                                2,500              2,500
     Sigma Finance (B) (C)
        4.330%, 07/07/06                                2,500              2,500
                                                                       ---------
     TOTAL CORPORATE OBLIGATIONS
        (Cost $10,000)                                                    10,000
                                                                       ---------

--------------------------------------------------------------------------------
  COMMERCIAL PAPER - 2.1%
--------------------------------------------------------------------------------
     Morgan Stanley (B)
        4.580%, 02/15/06                               10,000             10,000
                                                                       ---------
     TOTAL COMMERCIAL PAPER
        (Cost $10,000)                                                    10,000
                                                                       ---------


--------------------------------------------------------------------------------
Description                        Shares/Par (000)/Contracts        Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  REGULATED INVESTMENT COMPANY - 0.4%
--------------------------------------------------------------------------------
     Templeton Dragon Fund                             90,000         $   1,975
                                                                      ---------
     TOTAL REGULATED INVESTMENT COMPANY
       (Cost $798)                                                        1,975
                                                                      ---------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 6.5%
--------------------------------------------------------------------------------
     Bear Stearns
       4.56%, dated 01/31/06, matures on
       02/01/06, repurchase price $7,500,952
       (collateralized by a mortgage
       obligation, par value $8,003,000,
       6.00%, 01/25/36, total market
       value $7,785,053) (B)                          $ 7,500             7,500
     Bear Stearns
       4.60%, dated 01/31/06, matures on
       02/01/06, repurchase price $5,000,633
       (collateralized by a mortgage
       obligation, par value $5,335,333,
       6.00%, 01/25/36, total market
       value $5,250,036) (B)                            5,000             5,000
     Credit Suisse Securities
       4.39%, dated 01/31/06, matures on
       02/01/06, repurchase price $15,151,573
       (collateralized by a U.S. Treasury
       Note, par value $15,440,000,
       4.375%, 12/31/07, total market
       value $15,456,160)                              15,150            15,150
     Lehman Brothers
       4.57%, dated 01/31/06, matures on
       02/01/06, repurchase price $3,498,255
       (collateralized by a mortgage
       obligation, par value $3,782,700,
       5.69%, 10/13/37, total market
       value $3,673,353) (B)                            3,498             3,498
                                                                      ---------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $31,148)                                                    31,148
                                                                      ---------
  TOTAL INVESTMENTS - 111.2%
     (Cost $382,975)                                                    533,520
                                                                      ---------

--------------------------------------------------------------------------------
  WRITTEN OPTION - 0.0%
--------------------------------------------------------------------------------
     BHP Billiton, May 2006,
        40 Calls*                                        (150)              (38)
                                                                      ---------
     TOTAL WRITTEN OPTION
       (Premiums Received $16)                                              (38)
                                                                      ---------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

38                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

VALUE MOMENTUM FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                       Value (000)**
--------------------------------------------------------------------------------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (11.2)%              $ (53,498)
     PAYABLE FOR FUND SHARES REDEEMED -- (0.1)%                            (628)
     OTHER ASSETS AND LIABILITIES, NET -- 0.1%@                             578
                                                                      ---------
  TOTAL OTHER ASSETS AND LIABILITIES - (11.2)%                          (53,548)
                                                                      ---------
  NET ASSETS -- 100.0%                                                $ 479,934
                                                                      =========

--------------------------------------------------------------------------------
  NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized -- no par value)                         $ 316,651
     Undistributed net investment income                                     67
     Accumulated net realized gain on investments
       and options                                                       12,693
     Net unrealized appreciation on investments
       and written options                                              150,523
                                                                      ---------
  NET ASSETS                                                          $ 479,934
                                                                      =========
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($439,924,286 / 19,240,074 SHARES)                               $   22.86
                                                                      =========
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (E)
     ($29,483,483 / 1,290,940 SHARES)                                 $   22.84
                                                                      =========
  MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($22.84 / 94.5%)                                  $   24.17
                                                                      =========
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS B SHARES (E)
     ($9,209,009 / 408,346 SHARES)                                    $   22.55
                                                                      =========
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS C SHARES (E)
     ($1,317,293 / 58,550 SHARES)                                     $   22.50
                                                                      =========

--------------------------------------------------------------------------------
 *    NON-INCOME PRODUCING SECURITY.
**    VALUES ARE PRESENTED IN THOUSANDS EXCEPT FOR PER SHARE DATA.
@ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A LISTING OF AFFILIATED PAYABLES.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JANUARY 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2006 WAS $51,861,332.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2006.
(D) A PARTIAL POSITION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN OPTION CONTRACTS.
(E)   CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE
      NOTE 2 IN NOTES TO FINANCIAL STATEMENTS). CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           39

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                            Shares        Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK+ - 98.8%
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 9.8%
     Abercrombie & Fitch, Cl A                         35,600         $   2,364
     Autoliv                                           38,200             1,871
     Beazer Homes USA (A)                              25,500             1,857
     Brinker International (A)                         39,100             1,591
     Circuit City Stores                               48,300             1,218
     Claire's Stores                                   56,000             1,773
     Coach*                                            22,600               812
     Darden Restaurants                                47,300             1,923
     DR Horton                                         28,300             1,056
     Ford Motor                                        72,200               620
     Gannett (A)                                        8,400               519
     Gildan Activewear*                                16,100               776
     Jones Apparel Group                               73,000             2,283
     KB Home                                           19,800             1,509
     Nike, Cl B                                        12,800             1,036
     Nordstrom                                         32,000             1,335
     Panera Bread, Cl A                                 5,700               388
     Shaw Communications, Cl B                        104,100             2,535
     Sherwin-Williams                                   5,000               265
     Time Warner                                       76,300             1,338
     TRW Automotive Holdings*                          26,500               681
                                                                      ---------
                                                                         27,750
                                                                      ---------
  CONSUMER STAPLES - 4.7%
     Altria Group                                      25,900             1,874
     Clorox                                            38,000             2,274
     Coca-Cola                                         31,500             1,303
     Kroger*                                          164,700             3,031
     Pepsi Bottling Group                              31,600               916
     Reynolds American (A)                             20,000             2,023
     Supervalu                                         61,000             1,948
                                                                      ---------
                                                                         13,369
                                                                      ---------
  ENERGY - 15.1%
     Anadarko Petroleum (A)                             3,600               388
     Burlington Resources                              34,300             3,130
     Chevron                                           28,100             1,668
     ConocoPhillips                                    76,000             4,917
     Devon Energy                                      60,900             4,154
     Exxon Mobil                                      266,400            16,717
     Marathon Oil                                      45,500             3,498
     Petro-Canada                                      43,000             2,061
     Sunoco                                            31,000             2,951
     Talisman Energy                                   40,500             2,468
     Teekay Shipping (A)                               28,600             1,111
                                                                      ---------
                                                                         43,063
                                                                      ---------

--------------------------------------------------------------------------------
Description                                            Shares        Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK+ - (CONTINUED)
--------------------------------------------------------------------------------
  FINANCIALS - 36.4%
     Allstate                                          78,900         $   4,107
     American International Group                      18,500             1,211
     Assurant                                          56,100             2,576
     Bank of America                                  168,200             7,439
     BB&T (A)                                          47,200             1,843
     Bear Stearns                                      12,700             1,606
     CB Richard Ellis Group, Cl A*                     26,700             1,685
     Chubb                                             15,100             1,425
     CIT Group                                         55,400             2,955
     Citigroup                                        189,767             8,839
     CNA Financial*                                    24,000               759
     Comerica                                          49,600             2,751
     Downey Financial                                  14,800               969
     First American                                    31,100             1,456
     Goldman Sachs Group (A)                           36,400             5,142
     IndyMac Bancorp (A)                               35,400             1,446
     JPMorgan Chase                                    26,900             1,069
     KeyCorp                                           69,900             2,474
     Lehman Brothers Holdings (A)                      33,000             4,635
     Mellon Financial                                  71,000             2,504
     Merrill Lynch                                     82,500             6,193
     Morgan Stanley                                    91,500             5,623
     National City (A)                                 54,900             1,876
     PMI Group                                         58,700             2,538
     PNC Financial Services Group                      35,800             2,322
     Principal Financial Group (A)                     65,500             3,089
     Radian Group (A)                                  43,700             2,501
     Safeco                                            31,000             1,620
     US Bancorp                                       172,000             5,145
     Wachovia                                         106,600             5,845
     Webster Financial                                 20,700               975
     Wells Fargo                                      112,500             7,015
     WR Berkley                                        41,600             2,055
                                                                      ---------
                                                                        103,688
                                                                      ---------
  HEALTH CARE - 7.4%
     Aetna                                             12,200             1,181
     AmerisourceBergen                                 66,300             2,893
     Cardinal Health (A)                               34,700             2,500
     Dade Behring Holdings                             26,500             1,037
     King Pharmaceuticals*                            120,500             2,259
     Pfizer                                           439,100            11,276
                                                                      ---------
                                                                         21,146
                                                                      ---------
  INDUSTRIALS - 5.0%
     Burlington Northern Santa Fe                      14,100             1,130
     Cendant                                           46,500               778

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

40                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

LARGE CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK+ - (CONTINUED)
--------------------------------------------------------------------------------
  INDUSTRIALS - (CONTINUED)
     CNF                                                      26,200   $   1,343
     Cummins                                                  19,500       1,897
     Deluxe (A)                                               16,700         447
     Laidlaw International                                    76,600       2,083
     Lockheed Martin                                          19,600       1,326
     Northrop Grumman                                         46,800       2,908
     Terex*                                                    7,800         550
     Timken (A)                                               46,500       1,682
                                                                       ---------
                                                                          14,144
                                                                       ---------
  INFORMATION TECHNOLOGY - 6.2%
     Cisco Systems*                                           85,800       1,593
     DST Systems*                                             13,200         748
     Fair Isaac                                               49,100       2,176
     Fiserv*                                                  54,400       2,392
     Global Payments                                          23,300       1,187
     Hewlett-Packard                                         108,500       3,383
     Ingram Micro, Cl A*                                      54,500       1,055
     Intel                                                    76,700       1,631
     Lam Research*                                             7,100         330
     Tech Data*                                               55,600       2,292
     Texas Instruments                                        25,200         737
                                                                       ---------
                                                                          17,524
                                                                       ---------
  MATERIALS - 4.2%
     Agrium                                                   80,700       1,925
     Bemis                                                     4,000         122
     Crown Holdings*                                          42,900         803
     Dow Chemical                                             29,300       1,239
     Freeport-McMoRan Copper & Gold, Cl B                     25,700       1,651
     IPSCO                                                    17,700       1,639
     Martin Marietta Materials                                13,600       1,153
     Nucor                                                    26,600       2,241
     Rohm & Haas                                              22,500       1,145
                                                                       ---------
                                                                          11,918
                                                                       ---------
  TELECOMMUNICATIONS - 4.1%
     AT&T                                                     44,000       1,142
     BellSouth (A)                                            74,100       2,132
     CenturyTel (A)                                           50,600       1,685
     Verizon Communications                                  216,300       6,848
                                                                       ---------
                                                                          11,807
                                                                       ---------
  UTILITIES - 5.9%
     American Electric Power                                  84,700       3,161
     Constellation Energy Group                               13,200         769
     Edison International                                     70,200       3,076
     Entergy                                                  45,200       3,142

--------------------------------------------------------------------------------
Description                                         Shares/Par (000) Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK+ - (CONTINUED)
--------------------------------------------------------------------------------
UTILITIES - (CONTINUED)
   FirstEnergy                                                55,600   $   2,786
   NRG Energy (A)*                                             6,000         290
   Sempra Energy                                              18,200         874
   TXU                                                        54,400       2,755
                                                                       ---------
                                                                          16,853
                                                                       ---------
   TOTAL COMMON STOCK
     (Cost $246,408)                                                     281,262
                                                                       ---------

--------------------------------------------------------------------------------
MASTER NOTES - 3.5%
--------------------------------------------------------------------------------
   Bank of America (B)
     4.580%, 02/01/06                                      $   2,500       2,500
   Bear Stearns (B)
     4.650%, 02/01/06                                          5,000       5,000
   JPMorgan Chase (B)
     4.580%, 02/01/06                                          2,500       2,500
                                                                       ---------
   TOTAL MASTER NOTES
     (Cost $10,000)                                                       10,000
                                                                       ---------

--------------------------------------------------------------------------------
COMMERCIAL PAPER - 0.9%
--------------------------------------------------------------------------------
   Morgan Stanley (B)
     4.580%, 02/15/06                                          2,500       2,500
                                                                       ---------
   TOTAL COMMERCIAL PAPER
     (Cost $2,500)                                                         2,500
                                                                       ---------

--------------------------------------------------------------------------------
CORPORATE OBLIGATION - 0.9%
--------------------------------------------------------------------------------
   Sigma Finance (B) (C)
     4.330%, 07/07/06                                          2,500       2,500
                                                                       ---------
   TOTAL CORPORATE OBLIGATION
     (Cost $2,500)                                                         2,500
                                                                       ---------

--------------------------------------------------------------------------------
REGULATED INVESTMENT COMPANY - 0.5%
--------------------------------------------------------------------------------
   iShares Russell 1000 Value
     Index Fund                                               20,300       1,454
                                                                       ---------
   TOTAL REGULATED INVESTMENT COMPANY
     (Cost $1,426)                                                         1,454

                                                                       ---------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           41

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

LARGE CAP VALUE FUND (CONCLUDED)

----------------------------------------------------------------------------------
Description                                                 Par (000)  Value (000)
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 6.0%
----------------------------------------------------------------------------------
     Bear Stearns
       4.56%, dated 01/31/06, matures on
       02/01/06, repurchase price $7,500,950
       (collateralized by a mortgage
       obligation, par value $8,003,000,
       6.00%, 01/25/36, total market
       value $7,875,053) (B)                                   $7,500   $   7,500
     Bear Stearns
       4.60%, dated 01/31/06, matures on
       02/01/06, repurchase price $2,500,317
       (collateralized by a mortgage
       obligation, par value $2,667,667,
       6.00%, 01/25/36, total market
       value $2,625,018) (B)                                    2,500       2,500
     Credit Suisse First Boston
       4.39%, dated 01/31/06, matures on
       02/01/06, repurchase price $4,190,942
       (collateralized by a U.S. Treasury
       Note, par value $4,270,000,
       4.375%, 12/31/07, total market
       value $4,274,469)                                        4,190       4,190
     Lehman Brothers
       4.57%, dated 01/31/06, matures on
       02/01/06, repurchase price $2,979,483
       (collateralized by a mortgage
       obligation, par value $3,221,746,
       5.69%, 10/13/37, total market
       value $3,128,615) (B)                                    2,979       2,979
                                                                        ---------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $17,169)                                                      17,169
                                                                        ---------
     TOTAL INVESTMENTS - 110.6%
       (Cost $280,003)                                                    314,885
                                                                        ---------
       PAYABLE UPON RETURN OF SECURITIES LOANED -- (9.8)%                 (27,979)
       PAYABLE FOR INVESTMENT SECURITIES PURCHASED -- (2.7)%               (7,792)
       PAYABLE FOR FUND SHARES REDEEMED -- (0.1)%                            (108)
       OTHER ASSETS AND LIABILITIES, NET -- 2.0%@                           5,609
                                                                        ---------
     TOTAL OTHER ASSETS AND LIABILITIES - (10.6)%                         (30,270)
                                                                        ---------
     NET ASSETS -- 100.0%                                               $ 284,615
                                                                        =========

----------------------------------------------------------------------------------
     NET ASSETS:
----------------------------------------------------------------------------------
       Paid-in-Capital
         (unlimited authorized -- no par value)                         $ 275,111
       Distributions in excess of net investment income                        (5)
       Accumulated net realized loss on investments                       (25,373)
       Net unrealized appreciation on investments                          34,882
                                                                        ---------
     NET ASSETS                                                         $ 284,615
                                                                        =========

----------------------------------------------------------------------------------
Description                                                                Value
----------------------------------------------------------------------------------
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE - FIDUCIARY SHARES
       ($148,770,300 / 11,139,881 SHARES)                               $   13.35
                                                                        =========
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE - CLASS A SHARES (D)
       ($126,326,278 / 9,439,255 SHARES)                                $   13.38
                                                                        =========
     MAXIMUM OFFERING PRICE PER SHARE -
       CLASS A SHARES ($13.38 / 94.5%)                                  $   14.16
                                                                        =========
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE - CLASS B SHARES (D)
       ($4,025,920 / 305,142 SHARES)                                    $   13.19
                                                                        =========
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE - CLASS C SHARES (D)
       ($5,492,346 / 417,205 SHARES)                                    $   13.16
                                                                        =========

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

@ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A LISTING OF AFFILIATED PAYABLES.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JANUARY 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2006 WAS $27,242,335.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2006.

(D)   CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE
      NOTE 2 IN NOTES TO FINANCIAL STATEMENTS). CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).

CL -- CLASS

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

42                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

CORE EQUITY FUND

--------------------------------------------------------------------------------
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - 99.3%
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 10.2%
     Brunswick*                                               17,900   $     673
     Darden Restaurants                                       30,700       1,248
     Dillard's, Cl A                                          48,800       1,264
     Federated Department Stores                              10,800         720
     Gannett (A)                                              11,900         735
     Goodyear Tire & Rubber (A)*                              47,200         738
     Home Depot                                               67,795       2,749
     Jones Apparel Group (A)                                  28,500         892
     Lennar, Cl A                                             10,925         684
     RadioShack                                               56,400       1,252
     Viacom, Cl B*                                             9,240         383
                                                                       ---------
                                                                          11,338
                                                                       ---------
  CONSUMER STAPLES - 8.6%
     Anheuser-Busch                                           21,500         891
     ConAgra Foods (A)                                        54,400       1,128
     Kimberly-Clark                                           27,305       1,560
     Kraft Foods, Cl A (A)                                    14,400         424
     Pepsi Bottling Group                                     61,100       1,772
     Safeway (A)                                              71,400       1,674
     Smithfield Foods (A)*                                    18,200         488
     Wal-Mart Stores                                          35,190       1,622
                                                                       ---------
                                                                           9,559
                                                                       ---------
  ENERGY - 8.6%
     Amerada Hess (A)                                         19,600       3,034
     BP ADR                                                   32,605       2,358
     Chevron                                                  26,500       1,573
     ConocoPhillips                                           22,230       1,438
     Devon Energy                                             17,000       1,160
                                                                       ---------
                                                                           9,563
                                                                       ---------
  FINANCIALS - 20.4%
     Allstate                                                 17,950         934
     Bank of America                                          80,280       3,551
     CIT Group                                                26,800       1,430
     Citigroup                                                65,948       3,072
     Goldman Sachs Group                                      23,110       3,264
     JPMorgan Chase                                           16,220         645
     KeyCorp                                                  24,795         877
     Lincoln National                                         19,000       1,036
     Merrill Lynch                                            32,380       2,431
     Metlife (A)*                                             27,500       1,379
     National City (A)                                        68,500       2,341
     Principal Financial Group (A)                            19,100         901
     UnumProvident                                            19,400         394
     Washington Mutual                                        10,600         449
                                                                       ---------
                                                                          22,704
                                                                       ---------

--------------------------------------------------------------------------------
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  HEALTH CARE - 13.7%
     Abbott Laboratories                                      15,530   $     670
     AmerisourceBergen                                        22,600         986
     Applera - Applied Biosystems Group                       65,600       1,859
     Cigna                                                    15,800       1,921
     HCA (A)                                                  22,700       1,114
     Johnson & Johnson                                        29,205       1,681
     King Pharmaceuticals*                                   150,000       2,813
     Pfizer                                                  126,909       3,259
     Universal Health Services, Cl B                          20,900         993
                                                                       ---------
                                                                          15,296
                                                                       ---------
  INDUSTRIALS - 12.2%
     CSX                                                      26,100       1,397
     General Electric                                         68,155       2,232
     Manpower                                                 36,700       1,975
     Navistar International (A)*                              35,800         974
     Northrop Grumman                                         63,660       3,955
     Ryder System                                             52,100       2,329
     Waste Management                                         22,000         695
                                                                       ---------
                                                                          13,557
                                                                       ---------
  INFORMATION TECHNOLOGY - 16.5%
     BEA Systems*                                             99,000       1,027
     Computer Sciences*                                       25,000       1,267
     Convergys*                                              115,900       1,993
     Hewlett-Packard                                          59,900       1,868
     Intel                                                    33,740         718
     International Business Machines                          19,460       1,582
     Intuit*                                                  12,500         654
     Lexmark International, Cl A*                             10,100         490
     Micron Technology (A)*                                  120,500       1,769
     Microsoft                                                33,325         938
     Nokia Corp. ADR (A)                                     164,775       3,029
     Sabre Holdings, Cl A (A)                                 34,400         843
     STMicroelectronics                                       30,600         564
     Synopsys*                                                73,900       1,634
                                                                       ---------
                                                                          18,376
                                                                       ---------
  MATERIALS - 3.0%
     Alcoa                                                    57,440       1,809
     Eastman Chemical                                         14,200         685
     International Paper                                      26,900         878
                                                                       ---------
                                                                           3,372
                                                                       ---------
  TELECOMMUNICATIONS - 3.1%
     CenturyTel (A)                                           21,500         716
     Telefonos de Mexico SA de CV ADR (A)                     65,200       1,548
     Verizon Communications                                   38,300       1,212
                                                                       ---------
                                                                           3,476
                                                                       ---------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           43

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

CORE EQUITY FUND (CONTINUED)

-------------------------------------------------------------------------------
Description                                       Shares/Par (000)  Value (000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
-------------------------------------------------------------------------------
 UTILITIES - 3.0%
    American Electric Power                                 53,700    $   2,004
    Duke Energy                                             34,800          987
    KeySpan                                                  9,300          334
                                                                      ---------
                                                                          3,325
                                                                      ---------
    TOTAL COMMON STOCK
      (Cost $101,991)                                                   110,566
                                                                      ---------

-------------------------------------------------------------------------------
 MASTER NOTES - 4.5%
-------------------------------------------------------------------------------
    Bank of America (B)
      4.580%, 02/01/06                                   $   2,500        2,500
    Bear Stearns (B)
      4.650%, 02/01/06                                       2,500        2,500
                                                                      ---------
    TOTAL MASTER NOTES
      (Cost $5,000)                                                       5,000
                                                                      ---------

-------------------------------------------------------------------------------
 COMMERCIAL PAPER - 2.3%
-------------------------------------------------------------------------------
    Morgan Stanley (B)
      4.580%, 02/15/06                                       2,500        2,500
                                                                      ---------
    TOTAL COMMERCIAL PAPER
      (Cost $2,500)                                                       2,500
                                                                      ---------

-------------------------------------------------------------------------------
 CORPORATE OBLIGATION - 0.9%
-------------------------------------------------------------------------------
    Sigma Finance (B) (C)
      4.330%, 07/07/06                                       1,000          999
                                                                      ---------
    TOTAL CORPORATE OBLIGATION
      (Cost $999)                                                           999
                                                                      ---------

-------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 5.8%
-------------------------------------------------------------------------------
     Bear Stearns
       4.60%, dated 01/31/06, matures on
       02/01/06, repurchase price $4,000,507
       (collateralized by a mortgage
       obligation, par value $4,268,267,
       6.00%, 01/25/36, total market
       value $4,200,028) (B)                             $   4,000    $   4,000
     Credit Suisse Securities
       4.39%, dated 01/31/06, matures on
       02/01/06, repurchase price $743,687
       (collateralized by a U.S. Treasury
       Note, par value $760,000,
       4.375%, 12/31/07, total market
       value $760,795)                                         744          744
     Lehman Brothers
       4.57%, dated 01/31/06, matures on
       02/01/06, repurchase price $1,717,817
       (collateralized by a mortgage
       obligation, par value $1,857,494,
       5.69%, 10/13/37, total market
       value $1,803,799) (B)                                 1,718        1,718
                                                                      ---------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $6,462)                                                      6,462
                                                                      ---------
  TOTAL INVESTMENTS - 112.8%
     (Cost $116,952)                                                    125,527
                                                                      ---------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (12.8)%                (14,217)
     PAYABLE FOR FUND SHARES REDEEMED -- (0.0)%                             (18)
     OTHER ASSETS AND LIABILITIES, NET -- 0.0%@                              11
                                                                      ---------
  TOTAL OTHER ASSETS AND LIABILITIES - (12.8)%                          (14,224)
                                                                      ---------
  NET ASSETS -- 100.0%                                                $ 111,303
                                                                      =========

-------------------------------------------------------------------------------
  NET ASSETS:
-------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized -- no par value)                         $ 118,699
     Undistributed net investment income                                      3
     Accumulated net realized loss on investments                       (15,974)
     Net unrealized appreciation on investments                           8,575
                                                                      ---------
  NET ASSETS                                                          $ 111,303
                                                                      =========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

44                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

CORE EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                                Value
--------------------------------------------------------------------------------
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($104,975,631 / 12,186,437 SHARES)                                    $8.61
                                                                           =====
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (D)
     ($3,012,046 / 350,524 SHARES)                                         $8.59
                                                                           =====
  MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($8.59 / 94.5%)                                        $9.09
                                                                           =====
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS B SHARES (D)
     ($2,995,193 / 354,550 SHARES)                                         $8.45
                                                                           =====
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS C SHARES (D)
     ($320,151 / 37,892 SHARES)                                            $8.45
                                                                           =====

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.
@ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A LISTING OF AFFILIATED PAYABLES.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JANUARY 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2006 WAS $13,673,857.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2006.
(D)   CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE
      NOTE 2 IN NOTES TO FINANCIAL STATEMENTS). CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           45

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

BALANCED FUND

--------------------------------------------------------------------------------
Description                                               Shares     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - 68.6%
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 7.2%
     Bed Bath & Beyond*                                     4,910         $  184
     Coach*                                                 6,650            239
     Comcast, Cl A (A)*                                     9,864            274
     Harrah's Entertainment                                 5,805            427
     Hilton Hotels                                          8,985            224
     Home Depot                                            10,110            410
     Kohl's*                                                7,665            340
     News, Cl B (A)                                        17,380            287
     Nordstrom                                              6,040            252
     Staples                                                8,990            213
     Target                                                10,350            567
     Tiffany                                                4,870            184
     Time Warner                                           21,395            375
     Walt Disney*                                           7,295            185
                                                                          ------
                                                                           4,161
                                                                          ------
  CONSUMER STAPLES - 6.7%
     Altria Group                                           6,960            503
     CVS                                                   28,810            800
     Kellogg                                                6,675            286
     Kimberly-Clark                                         3,290            188
     PepsiCo                                               12,045            689
     Procter & Gamble                                      15,180            899
     Wal-Mart Stores (A)                                   10,815            499
                                                                          ------
                                                                           3,864
                                                                          ------
  ENERGY - 7.8%
     BP ADR                                                 7,105            514
     ConocoPhillips                                         7,850            508
     Exxon Mobil                                           21,213          1,331
     Halliburton                                            9,075            722
     Occidental Petroleum (A)                               2,970            290
     Suncor Energy                                         14,390          1,153
                                                                          ------
                                                                           4,518
                                                                          ------
  FINANCIALS - 14.4%
     Allstate                                              12,140            632
     American Express                                      10,075            528
     American International Group                           5,692            373
     Ameriprise Financial                                   1,996             81
     Bank of America                                       18,325            811
     Citigroup                                             20,191            940
     Goldman Sachs Group                                    6,680            944
     JPMorgan Chase                                        22,328            888
     KeyCorp                                                8,985            318
     Lehman Brothers Holdings                               2,210            310
     Merrill Lynch                                         11,525            865
     National City (A)                                      8,145            278
     SLM                                                   11,950            669

-------------------------------------------------------------------------------
Description                                               Shares    Value (000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
-------------------------------------------------------------------------------
  FINANCIALS - (CONTINUED)
     Wells Fargo                                           6,385         $  398
     XL Capital, Cl A                                      4,545            308
                                                                         ------
                                                                          8,343
                                                                         ------
  HEALTH CARE - 8.0%
     Abbott Laboratories                                  15,560            672
     Gilead Sciences*                                      5,750            350
     GlaxoSmithKline ADR (A)                               3,790            194
     HCA                                                   3,900            191
     Johnson & Johnson                                    13,110            754
     Medtronic                                            11,390            643
     Novartis                                              5,255            290
     Pfizer                                               14,624            376
     UnitedHealth Group                                    4,735            281
     WellPoint*                                            6,055            465
     Wyeth                                                 9,330            432
                                                                         ------
                                                                          4,648
                                                                         ------
  INDUSTRIALS - 8.2%
     3M                                                    3,995            291
     Danaher                                              11,390            645
     Emerson Electric                                      2,755            213
     General Electric                                     55,570          1,820
     Honeywell International                              10,360            398
     Northrop Grumman                                      6,650            413
     Rockwell Automation                                   7,205            476
     Tyco International                                   18,460            481
                                                                         ------
                                                                          4,737
                                                                         ------
  INFORMATION TECHNOLOGY - 10.5%
     Accenture, Cl A                                      21,245            670
     Applied Materials                                    17,100            326
     Cisco Systems*                                       37,620            698
     Citrix Systems*                                      17,210            531
     Corning*                                             14,030            342
     Dell*                                                 7,085            208
     EMC*                                                 21,570            289
     Intel                                                17,305            368
     International Business Machines                       5,105            415
     Microsoft                                            37,305          1,050
     Oracle*                                              39,340            494
     Symantec*                                            15,875            292
     Texas Instruments                                    15,100            441
                                                                         ------
                                                                          6,124
                                                                         ------
  MATERIALS - 1.7%
     Alcoa                                                 7,390            233
     BHP Billiton ADR                                      8,955            353
     Engelhard                                            10,605            427
                                                                         ------
                                                                          1,013
                                                                         ------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

46                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                        Shares/Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  TELECOMMUNICATIONS - 1.4%
     AT&T                                                    12,340    $     320
     Verizon Communications                                   8,240          261
     Vodafone Group ADR (A)                                  11,120          235
                                                                       ---------
                                                                             816
                                                                       ---------
  UTILITIES - 2.7%
     Constellation Energy Group                              12,305          717
     Exelon (A)                                               8,755          503
     PG&E                                                     9,150          341
                                                                       ---------
                                                                           1,561
                                                                       ---------
  TOTAL COMMON STOCK
     (Cost $34,328)                                                       39,785
                                                                       ---------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - 13.0%
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 1.5%
     TCI Communications
       6.875%, 02/15/06                                   $     230          230
     Time Warner
       7.480%, 01/15/08                                         300          312
     Time Warner Entertainment (A)
       8.375%, 03/15/23                                         275          319
                                                                       ---------
                                                                             861
                                                                       ---------
  CONSUMER STAPLES - 0.2%
     Safeway
       7.500%, 09/15/09                                         100          106
                                                                       ---------
  FINANCIALS - 4.8%
     Associates (A)
       6.950%, 11/01/18                                         175          199
     Bank of America
       5.250%, 02/01/07                                         100          100
     CIT Group
       4.000%, 05/08/08                                         300          293
     GE Global Insurance
       7.750%, 06/15/30                                         200          250
     HSBC Bank USA
       3.875%, 09/15/09                                         200          193
     Morgan Stanley
       6.750%, 04/15/11                                         200          214
     Sigma Finance (B) (C)
       4.330%, 07/07/06                                       1,000        1,000
     U.S. Bancorp
       6.875%, 09/15/07                                         400          412
     Wells Fargo Bank
       6.450%, 02/01/11                                         100          106
                                                                       ---------
                                                                           2,767
                                                                       ---------

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
  FOREIGN GOVERNMENTS - 0.8%
     Hydro Quebec, Ser HY
       8.400%, 01/15/22                                   $     150    $     199
     Pemex Project Funding Master Trust
       9.125%, 10/13/10                                         250          287
                                                                       ---------
                                                                             486
                                                                       ---------
  HEALTH CARE - 0.8%
     HCA
       7.875%, 02/01/11                                         200          214
     Pharmacia
       5.875%, 12/01/08                                         225          231
                                                                       ---------
                                                                             445
                                                                       ---------
  INDUSTRIALS - 2.2%
     General Electric
       5.000%, 02/01/13                                         300          298
     General Motors, Ser 91-A2
       8.950%, 07/02/09                                          14           11
     McDonnell Douglas
       6.875%, 11/01/06                                         200          202
     Raytheon (A)
       6.550%, 03/15/10                                         200          210
     Tyco International
       7.200%, 10/15/08                                         225          235
     Waste Management
       7.000%, 10/15/06                                         350          355
                                                                       ---------
                                                                           1,311
                                                                       ---------
  INFORMATION TECHNOLOGY - 0.2%
     International Business Machines
       6.500%, 01/15/28                                         100          111
                                                                       ---------
  REAL ESTATE INVESTMENT TRUST - 0.9%
     Boston Properties
       5.000%, 06/01/15                                         250          239
     EOP Operating (A)
       6.800%, 01/15/09                                         300          313
                                                                       ---------
                                                                             552
                                                                       ---------
  TELECOMMUNICATIONS - 0.2%
     Bell Atlantic of Maryland
       8.000%, 10/15/29                                          75           84
     New England Telephone & Telegraph
       7.875%, 11/15/29                                          50           56
                                                                       ---------
                                                                             140
                                                                       ---------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                 WWW.HIGHMARKFUNDS.COM                        47

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
  UTILITIES - 1.4%
     FPL Group Capital
       7.625%, 09/15/06                                   $     300    $     304
     Kinder Morgan (A)
       7.250%, 03/01/28                                         275          306
     Virginia Electric & Power, Ser A
       4.750%, 03/01/13                                         200          192
                                                                       ---------
                                                                             802
                                                                       ---------
     TOTAL CORPORATE OBLIGATIONS
        (Cost $7,605)                                                      7,581
                                                                       ---------

--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.3%
--------------------------------------------------------------------------------
     FHLMC
       6.500%, 11/01/09                                         106          109
       6.000%, 09/01/17                                         198          201
       6.000%, 02/01/28                                          97           98
     FHLMC, CMO REMIC, Ser 1626, Cl PT
       6.000%, 12/15/08                                         121          122
     FHLMC, CMO REMIC, Ser 2663, Cl QK
       3.500%, 04/15/17                                         209          208
     FNMA
       8.000%, 08/01/24                                           7            7
       8.000%, 05/01/25                                          32           35
       8.000%, 07/01/26                                          10           11
       7.500%, 09/01/26                                           9           10
       7.000%, 09/01/25                                          17           18
       7.000%, 07/01/26                                          41           43
       7.000%, 09/01/26                                          14           15
       7.000%, 12/01/27                                          36           37
       6.500%, 05/01/14                                         106          109
       6.500%, 03/01/24                                           9            9
       6.500%, 01/01/28                                          44           46
       6.500%, 05/01/29                                          27           28
       6.000%, 08/01/14                                         215          219
       6.000%, 02/01/17                                         196          200
       6.000%, 03/01/28                                         114          115
       6.000%, 05/01/28                                          29           30
       5.500%, 12/01/17                                         187          189
       5.000%, 04/01/18                                         296          293
       5.000%, 05/01/18                                         309          306
       5.000%, 03/01/34                                         283          274
       5.000%, 08/01/34                                         237          229
       5.000%, 07/01/35                                         242          234
       4.500%, 02/01/19                                         194          189
       4.500%, 05/01/19                                         486          473
       4.500%, 07/01/20                                         389          379
       4.000%, 05/01/19                                         516          491

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -
  (CONTINUED)
--------------------------------------------------------------------------------
     FNMA, CMO REMIC, Ser 25, Cl CD
       3.500%, 03/25/17                                   $     323    $     310
     GNMA
       7.500%, 05/15/24                                          13           14
       7.500%, 09/15/25                                          14           15
       7.500%, 09/15/26                                          18           19
       7.500%, 01/15/27                                          11           12
       7.000%, 02/15/26                                          38           40
       7.000%, 08/15/26                                          15           16
       7.000%, 10/15/27                                          46           48
       7.000%, 03/15/29                                          54           56
       6.500%, 09/15/08                                          48           49
       6.500%, 06/15/23                                           7            7
       6.500%, 04/15/26                                          17           18
       6.500%, 05/15/28                                          34           36
       6.500%, 01/15/29                                          56           58
       6.000%, 11/15/08                                          55           55
       6.000%, 12/15/28                                         137          141
       6.000%, 02/15/29                                         188          193
       6.000%, 04/15/29                                         154          158
                                                                       ---------
     TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
       BACKED OBLIGATIONS
       (Cost $5,998)                                                       5,972
                                                                       ---------

--------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS - 4.7%
--------------------------------------------------------------------------------
     U.S. Treasury Bonds
       8.125%, 08/15/19                                         660          884
       7.250%, 05/15/16                                         525          638
     U.S. Treasury Bonds (A)
       7.125%, 02/15/23                                         200          255
     U.S. Treasury Inflation Index Note (A)
       3.000%, 07/15/12                                         879          936
                                                                       ---------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $2,596)                                                       2,713
                                                                       ---------

--------------------------------------------------------------------------------
  COMMERCIAL PAPER - 4.3%
--------------------------------------------------------------------------------
     Morgan Stanley (B)
       4.580%, 02/15/06                                       2,500        2,500
                                                                       ---------
     TOTAL COMMERCIAL PAPER
       (Cost $2,500)                                                       2,500
                                                                       ---------

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

48                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

BALANCED FUND (CONCLUDED)

-------------------------------------------------------------------------------
Description                                               Par (000) Value (000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES - 1.6%
-------------------------------------------------------------------------------
     Capital Auto Receivables Asset Trust,
       Ser 2002-3, Cl A3
       3.580%, 10/16/06                                   $      15   $      15
     CenterPoint Energy Transition Bond II,
       Ser A-3
       5.090%, 08/01/15                                         225         225
     MBNA Credit Card Master Note Trust,
       Ser 2005-A7, Cl A7
       4.300%, 02/15/11                                         250         246
     Pacific Gas, Ser 1997-1, Cl A7
       6.420%, 09/25/08                                          93          93
     PG&E Energy Recovery Funding,
       Ser 2005-2, Cl A2
       5.030%, 03/25/14                                         200         201
     USAA Auto Owner Trust,
       Ser 2004-1, Cl A3
       2.060%, 04/15/08                                         146         144
                                                                      ---------
     TOTAL ASSET-BACKED SECURITIES
       (Cost $929)                                                          924
                                                                      ---------

-------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.3%
-------------------------------------------------------------------------------
     FNMA
       6.375%, 06/15/09                                         400         419
       5.000%, 01/15/07                                         100         100
       3.250%, 11/15/07                                         250         244
                                                                      ---------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $788)                                                          763
                                                                      ---------

-------------------------------------------------------------------------------
     REPURCHASE AGREEMENTS - 7.5%
-------------------------------------------------------------------------------
     Credit Suisse Securities
       4.39%, dated 01/31/06, matures on
       02/01/06, repurchase price $1,146,852
       (collateralized by a U.S. Treasury
       Note, par value $1,170,000,
       4.375%, 12/31/07, total market
       value $1,171,225)                                      1,147       1,147
     Lehman Brothers
       4.57%, dated 01/31/06, matures on
       02/01/06, repurchase price $3,192,694
       (collateralized by a mortgage
       obligation, par value $3,452,294,
       5.69%, 10/13/37, total market
       value $3,352,498) (B)                                  3,192       3,192
                                                                      ---------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $4,339)                                                      4,339
                                                                      ---------
  TOTAL INVESTMENTS - 111.3%
     (Cost $59,083)                                                      64,577
                                                                      ---------

-------------------------------------------------------------------------------
Description                                                       Value (000)**
-------------------------------------------------------------------------------

     PAYABLE UPON RETURN OF SECURITIES LOANED -- (11.5)%               $ (6,692)
     PAYABLE FOR FUND SHARES REDEEMED -- (0.2)%                            (121)
     OTHER ASSETS AND LIABILITIES, NET -- 0.4%@                             253
                                                                       --------
  TOTAL OTHER ASSETS AND LIABILITIES - (11.3)%                           (6,560)
                                                                       --------
  NET ASSETS -- 100.0%                                                 $ 58,017
                                                                       ========

-------------------------------------------------------------------------------
  NET ASSETS:
-------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized -- no par value)                          $ 53,208
     Distributions in excess of net investment income                       (20)
     Accumulated net realized loss on investments                          (665)
     Net unrealized appreciation on investments                           5,494
                                                                       --------
  NET ASSETS                                                           $ 58,017
                                                                       ========
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($46,685,468 / 3,309,952 SHARES)                                  $  14.10
                                                                       ========
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (D)
     ($7,397,474 / 525,363 SHARES)                                     $  14.08
                                                                       ========
  MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($14.08 / 94.5%)                                   $  14.90
                                                                       ========
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS B SHARES (D)
     ($3,558,025 / 253,392 SHARES)                                     $  14.04
                                                                       ========
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS C SHARES (D)
     ($376,530 / 26,852 SHARES)                                        $  14.02
                                                                       ========

--------------------------------------------------------------------------------
 *    NON-INCOME PRODUCING SECURITY.
**    VALUES ARE PRESENTED IN THOUSANDS EXCEPT FOR PER SHARE DATA.
@ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A LISTING OF AFFILIATED PAYABLES.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JANUARY 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2006 WAS $6,497,998.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2006.
(D)   CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE
      NOTE 2 IN NOTES TO FINANCIAL STATEMENTS). CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                          49

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - 99.5%
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 12.0%
     Coldwater Creek*                                         7,200       $  147
     Gaylord Entertainment*                                  10,750          462
     Guitar Center*                                           7,875          423
     Jarden (A)*                                              6,987          172
     MarineMax*                                              21,300          670
     Men's Wearhouse*                                        11,000          376
     Morningstar (A)*                                        14,175          546
     Orient Express Hotels, Cl A                              7,175          232
     Rare Hospitality International*                          8,325          263
     Texas Roadhouse, Cl A*                                  23,175          359
     VistaPrint (A)*                                         14,575          441
                                                                          ------
                                                                           4,091
                                                                          ------
  CONSUMER STAPLES - 1.1%
     Central Garden and Pet*                                  7,713          382
                                                                          ------
  ENERGY - 8.7%
     Hornbeck Offshore Services*                             13,280          528
     McDermott International*                                16,850          876
     Range Resources                                         14,900          445
     Superior Energy Services*                               20,300          551
     Warren Resources*                                       17,900          317
     Western Refining*                                       13,285          249
                                                                          ------
                                                                           2,966
                                                                          ------
  FINANCIALS - 16.4%
     Affiliated Managers Group (A)*                           6,760          627
     American Equity Investment Life Holding                 22,100          310
     Apollo Investment                                       26,650          486
     Aspen Insurance Holdings                                19,745          458
     Bankunited Financial, Cl A                              10,375          292
     Boston Private Financial Holdings (A)                   11,685          357
     CB Richard Ellis Group, Cl A*                            8,100          511
     Heartland Payment Systems*                                 925           23
     International Securities Exchange                        7,750          288
     Investors Financial Services (A)                         8,350          392
     IPC Holdings (A)                                        18,745          511
     Mortgage IT Holdings                                    26,550          357
     Nexity Financial (A)*                                   11,560          149
     Strategic Hotel Capital                                 20,400          437
     UCBH Holdings                                           21,800          378
                                                                          ------
                                                                           5,576
                                                                          ------
  HEALTH CARE - 16.4%
     Allion Healthcare*                                      11,900          181
     American Retirement*                                    28,400          773
     Chemed                                                  12,850          683
     Cotherix*                                               16,554          154
     Covance*                                                12,835          729
     ICOS (A)*                                                7,725          192

--------------------------------------------------------------------------------
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  HEALTH CARE - (CONTINUED)
     Momenta Pharmaceuticals (A)*                             9,705       $  198
     Neurocrine Biosciences*                                  2,775          169
     Par Pharmaceutical*                                     22,550          746
     Pediatrix Medical Group*                                 7,500          658
     Per-Se Technologies*                                    13,275          330
     SeraCare Life Sciences*                                 22,345          195
     Telik (A)*                                               8,875          170
     Vital Images*                                           13,850          423
                                                                          ------
                                                                           5,601
                                                                          ------
  INDUSTRIALS - 18.9%
     Advisory Board*                                         10,165          508
     American Commercial Lines (A)*                           8,760          292
     BE Aerospace*                                           22,500          473
     Commercial Vehicle Group*                               19,100          412
     Corporate Executive Board                                4,635          390
     Energy Conversion Devices*                               5,050          254
     Gardner Denver*                                          7,250          384
     Global Cash Access*                                     14,310          221
     Harsco                                                   7,375          584
     Hexcel*                                                 22,890          478
     HUB Group, Cl A (A)*                                     8,400          356
     LECG*                                                   20,900          351
     MSC Industrial Direct, Cl A                              6,900          310
     RBC Bearings*                                           17,985          333
     Resources Connection*                                   18,055          491
     UTI Worldwide                                            5,700          597
                                                                          ------
                                                                           6,434
                                                                          ------
  INFORMATION TECHNOLOGY - 23.7%
     Advanced Energy Industries*                             23,950          376
     Alliance Data Systems*                                  12,650          534
     Concur Technologies*                                    15,850          262
     Digital Insight*                                        13,155          472
     F5 Networks*                                             3,600          233
     Hyperion Solutions*                                      4,520          156
     Informatica*                                            25,525          376
     Integrated Device Technology*                           20,700          288
     Kanbay International*                                   26,175          441
     MEMC Electronic Materials*                               7,455          213
     Micros Systems*                                          5,775          266
     Microsemi (A)*                                          14,200          432
     Nice Systems ADR*                                        6,420          339
     Openwave Systems (A)*                                   16,345          352
     Powerwave Technologies*                                 22,450          328
     Quest Software*                                         13,525          214
     Sirf Technology Holdings*                               13,625          459
     Trident Microsystems*                                   34,255          895
     Varian Semiconductor Equipment
       Associates*                                            8,150          404

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

50                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

SMALL CAP GROWTH FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                         Shares/Par(000)   Value(000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY - (CONTINUED)
     webMethods*                                             19,975      $   154
     Websense*                                                3,850          254
     Wind River Systems (A)*                                 15,575          208
     Witness Systems*                                        11,475          229
     Zoran*                                                  10,000          196
                                                                         -------
                                                                           8,081
                                                                         -------
  MATERIALS - 1.1%
       RTI International Metals*                              8,525          386
                                                                         -------
  TELECOMMUNICATIONS - 1.2%
     NeuStar, Cl A*                                          13,985          406
                                                                         -------
     TOTAL COMMON STOCK
       (Cost $27,365)                                                     33,923
                                                                         -------

--------------------------------------------------------------------------------
  MASTER NOTE - 2.9%
--------------------------------------------------------------------------------
     Bear Stearns (B)
       4.650%, 02/01/06                                     $ 1,000        1,000
                                                                         -------
     TOTAL MASTER NOTE
        (Cost $1,000)                                                      1,000
                                                                         -------
--------------------------------------------------------------------------------
  COMMERCIAL PAPER - 2.9%
--------------------------------------------------------------------------------
     Morgan Stanley (B)
       4.580%, 02/15/06                                       1,000        1,000
                                                                         -------
     TOTAL COMMERCIAL PAPER
        (Cost $1,000)                                                      1,000
                                                                         -------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 13.8%
--------------------------------------------------------------------------------
     Bear Stearns
       4.56%, dated 01/31/06, matures on
       02/01/06, repurchase price $2,500,317
       (collateralized by a mortgage
       obligation, par value $2,667,667,
       6.00%, 01/25/36, total market
       value $2,625,018) (B)                                  2,500        2,500
     Bear Stearns
       4.60%, dated 01/31/06, matures on
       02/01/06, repurchase price $1,000,127
       (collateralized by a mortgage
       obligation, par value $1,067,067,
       6.00%, 01/25/36, total market
       value $1,050,007) (B)                                  1,000        1,000

--------------------------------------------------------------------------------
Description                                                Par (000)  Value(000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
     Credit Suisse Securities
       4.39%, dated 01/31/06, matures on
       02/01/06, repurchase price $183,409
       (collateralized by a U.S. Treasury
       Note, par value $190,000,
       4.375%, 12/31/07, total market
       value $190,199)                                     $     183   $    183
     Lehman Brothers
       4.57%, dated 01/31/06, matures on
       02/01/06, repurchase price $1,018,194
       (collateralized by a mortgage
       obligation, par value $1,100,984,
       5.69%, 10/13/37, total market
       value $1,069,518) (B)                                   1,018      1,018
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $4,701)                                                      4,701
                                                                       --------
  TOTAL INVESTMENTS - 119.1%
     (Cost $34,066)                                                      40,624
                                                                       --------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (19.1)%                 (6,518)
     PAYABLE FOR FUND SHARES REDEEMED -- (0.0)%                             (15)
     OTHER ASSETS AND LIABILITIES, NET -- 0.0%@                               7
                                                                       --------
  TOTAL OTHER ASSETS AND LIABILITIES - (19.1)%                           (6,526)
                                                                       --------
  NET ASSETS -- 100.0%                                                 $ 34,098
                                                                       ========

--------------------------------------------------------------------------------
  NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized -- no par value)                          $ 26,321
     Accumulated net investment loss                                       (171)
     Accumulated net realized gain on investments                         1,390
     Net unrealized appreciation on investments                           6,558
                                                                       --------
     NET ASSETS                                                        $ 34,098
                                                                       ========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           51

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

SMALL CAP GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                                Value
--------------------------------------------------------------------------------

  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($27,471,270 / 1,804,006 SHARES)                                     $15.23
                                                                          ======
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (C)
     ($4,865,321 / 321,628 SHARES)                                        $15.13
                                                                          ======
  MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($15.13 / 94.5%)                                      $16.01
                                                                          ======
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS B SHARES (C)
     ($558,796 / 37,611 SHARES)                                           $14.86
                                                                          ======
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS C SHARES (C)
     ($1,202,696 / 80,947 SHARES)                                         $14.86
                                                                          ======

*     NON-INCOME PRODUCING SECURITY.
@ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A LISTING OF AFFILIATED PAYABLES.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JANUARY 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2006 WAS $6,292,076.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE
      NOTE 2 IN NOTES TO FINANCIAL STATEMENTS). CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

52                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK+ - 97.3%
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 14.5%
     American Axle & Manufacturing
       Holdings (A)                                          46,400      $   863
     American Greetings, Cl A (A)                            61,500        1,255
     Arctic Cat                                              77,825        1,815
     ArvinMeritor                                           145,300        2,535
     BorgWarner (A)                                          41,000        2,260
     Brown Shoe                                              44,800        2,017
     Burlington Coat Factory Warehouse                       56,100        2,507
     Dover Downs Gaming & Entertainment                      82,000        1,295
     Ethan Allen Interiors                                   49,700        2,113
     Handleman (A)                                           57,300          681
     Landry's Restaurants (A)                                36,800        1,128
     Lone Star Steakhouse & Saloon                           45,300        1,227
     M/I Homes                                                2,000           80
     MDC Holdings                                            29,476        1,870
     Modine Manufacturing (A)                                56,500        1,531
     Movie Gallery (A)                                      103,300          563
     Rent-A-Center (A)*                                      47,750          979
     Rex Stores*                                             65,200        1,078
     Ryland Group                                            29,200        2,113
     Sonic Automotive                                        47,600        1,120
     Stage Stores                                            60,900        1,808
     Stride Rite                                             89,600        1,296
     Trans World Entertainment*                             111,800          586
     Tupperware Brands                                       59,700        1,325
     William Lyon Homes (A)*                                  7,100          729
     Zale*                                                   49,500        1,213
                                                                         -------
                                                                          35,987
                                                                         -------
  CONSUMER STAPLES - 5.2%
     Alliance One International (A)                         200,000          892
     BJ's Wholesale Club*                                    73,000        2,346
     Chiquita Brands International (A)                       62,600        1,134
     Longs Drug Stores (A)                                   52,900        1,851
     MGP Ingredients                                         89,972        1,656
     Nash Finch (A)                                          42,300        1,252
     Ruddick (A)                                             65,900        1,523
     Seaboard (A)                                               800        1,176
     Universal                                               22,900        1,082
                                                                         -------
                                                                          12,912
                                                                         -------
  ENERGY - 4.8%
     Holly                                                   46,000        3,386
     NS Group*                                               30,700        1,388
     Offshore Logistics*                                     29,600        1,063
     Stone Energy (A)*                                       27,600        1,380
     Swift Energy*                                           28,500        1,408
     Tesoro                                                  30,200        2,188
     Transmontaigne*                                        119,400        1,064
                                                                         -------
                                                                          11,877
                                                                         -------
--------------------------------------------------------------------------------
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK+ - (CONTINUED)
--------------------------------------------------------------------------------
  FINANCIALS - 28.8%

    Advanta, Cl B                                            37,700     $  1,305
    American Home Mortgage Investment (A)                    43,600        1,247
    AmerUs Group (A)                                         50,900        3,124
    Anthracite Capital                                      149,300        1,675
    Boykin Lodging*                                         147,000        1,911
    Ceres Group*                                            211,100        1,182
    Citizens Banking                                        110,600        3,077
    City Holding                                             26,000          969
    Commerce Group                                           40,500        2,183
    Community Bank System                                    87,200        2,028
    Community Trust Bancorp                                  30,400        1,069
    Corus Bankshares (A)                                     17,200        1,104
    Crescent Real Estate Equity (A)                         110,600        2,344
    Dime Community Bancshares                                75,700        1,120
    Federal Agricultural Mortgage, Cl C (A)                  63,000        1,788
    First Charter (A)                                        47,375        1,137
    First Indiana                                            42,800        1,431
    Flagstar Bancorp (A)                                     82,600        1,254
    Fremont General                                          54,800        1,342
    Greater Bay Bancorp (A)                                  89,500        2,322
    Horace Mann Educators                                   108,200        2,120
    HRPT Properties Trust                                   251,400        2,697
    Independent Bank                                         54,739        1,512
    IndyMac Bancorp (A)                                      43,800        1,790
    Integra Bank                                             48,300        1,067
    LandAmerica Financial Group (A)                          43,100        2,844
    MAF Bancorp                                              65,000        2,794
    Mission West Properties                                  41,400          436
    NBT Bancorp                                              55,200        1,278
    Novastar Financial (A)                                   22,800          718
    Old National Bancorp (A)                                116,800        2,445
    One Liberty Properties                                   58,200        1,158
    Oriental Financial Group (A)                             35,816          493
    Presidential Life                                        23,900          513
    Provident Bankshares                                     49,200        1,807
    RAIT Investment Trust                                    38,200        1,036
    Republic Bancorp                                        150,040        1,943
    Safety Insurance Group                                   36,500        1,464
    Scottish Re Group (A)                                    73,200        1,802
    Stancorp Financial Group                                 45,800        2,278
    United Bankshares                                        76,300        2,844
    Webster Financial                                        28,100        1,323
    Westcorp                                                 21,000        1,453
                                                                         -------
                                                                          71,427
                                                                         -------
  HEALTH CARE - 2.9%
    Alpharma, Cl A                                           86,400        2,890
    Bradley Pharmaceuticals (A)*                             59,900          703
    Conmed*                                                  55,200        1,305
    Datascope                                                36,473        1,280

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           53

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

SMALL CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK+ - (CONTINUED)
--------------------------------------------------------------------------------
  HEALTH CARE - (CONTINUED)
     Kindred Healthcare*                                     45,500    $   1,042
     Lumenis*                                                    13           --
                                                                       ---------
                                                                           7,220
                                                                       ---------
  INDUSTRIALS - 19.8%
     Acuity Brands                                           63,400        2,402
     Alaska Air Group*                                       53,900        1,721
     Albany International, Cl A                              37,700        1,395
     Ameron International                                    22,900        1,234
     AO Smith                                                42,500        1,831
     Applied Industrial Technologies                         22,100          939
     Arkansas Best                                           28,700        1,229
     Banta                                                   31,000        1,585
     Crane (A)                                               60,600        2,262
     Dollar Thrifty Automotive Group*                        20,400          774
     EnPro Industries*                                       39,500        1,212
     GATX (A)                                                77,900        3,093
     Griffon (A)*                                            68,300        1,612
     Harsco                                                  30,400        2,408
     IKON Office Solutions                                  119,300        1,410
     Mesa Air Group*                                        146,700        1,709
     NACCO Industries, Cl A                                  13,100        1,793
     Navistar International*                                 60,900        1,657
     Ryder System                                            45,100        2,016
     SCS Transportation*                                     52,398        1,403
     Sourcecorp (A)*                                         60,406        1,590
     Standex International                                   37,400        1,156
     Stewart & Stevenson Services                            44,700        1,161
     Timken (A)                                              36,600        1,324
     Toro (A)                                                68,200        3,015
     United Rentals (A)*                                    111,900        3,280
     Walter Industries (A)                                   35,800        2,264
     Woodward Governor                                       13,700        1,282
     YRC Worldwide*                                           6,727          335
                                                                       ---------
                                                                          49,092
                                                                       ---------
  INFORMATION TECHNOLOGY - 10.7%
     Advanced Energy Industries*                            103,300        1,621
     Aeroflex*                                              118,200        1,429
     Arris Group*                                            85,400        1,004
     Aspen Technology (A)*                                  157,800        1,349
     Atari (A)*                                             403,900          355
     Belden CDT                                              42,800        1,160
     Black Box                                               25,220        1,277
     Brocade Communications Systems*                        315,600        1,452
     CommScope*                                              68,400        1,512
     CTS                                                    108,000        1,330
     Earthlink (A)*                                         281,600        3,216
     Gerber Scientific*                                      73,200          814

--------------------------------------------------------------------------------
Description                                       Shares/Par (0000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK+ - (CONTINUED)
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY - (CONTINUED)
     Lightbridge*                                            62,400    $     608
     McData, Cl A*                                          465,100        1,986
     Methode Electronics                                     59,500          732
     Photronics (A)*                                         71,300        1,286
     Quantum*                                               378,300        1,343
     Spectralink                                            103,900        1,283
     Sybase (A)*                                             28,700          620
     United Online                                          150,700        2,060
                                                                       ---------
                                                                          26,437
                                                                       ---------
  MATERIALS - 5.6%
     FMC*                                                    24,700        1,393
     Glatfelter                                              87,600        1,246
     Greif, Cl A (A)                                         47,900        3,119
     HB Fuller (A)                                           42,600        1,610
     OM Group*                                               59,000        1,269
     Quanex                                                  39,700        2,466
     Schulman A                                              63,000        1,553
     Wellman                                                177,700        1,262
                                                                       ---------
                                                                          13,918
                                                                       ---------
  TELECOMMUNICATIONS - 1.3%
     Commonwealth Telephone Enterprises                      64,300        2,146
     Golden Telecom                                          35,900        1,040
                                                                       ---------
                                                                           3,186
                                                                       ---------
  UTILITIES - 3.7%
     Avista                                                  95,400        1,823
     Duquesne Light Holdings (A)                            103,200        1,856
     Nicor (A)                                               42,900        1,755
     PNM Resources                                           46,050        1,131
     UIL Holdings                                            17,900          865
     Unisource Energy                                        52,600        1,627
                                                                       ---------
                                                                           9,057
                                                                       ---------
     TOTAL COMMON STOCK
       (Cost $191,471)                                                   241,113
                                                                       ---------

--------------------------------------------------------------------------------
  MASTER NOTES - 10.1%
--------------------------------------------------------------------------------
     Bank of America (B)
       4.580%, 02/01/06                                   $   7,500        7,500
     Bear Stearns (B)
       4.650%, 02/01/06                                      10,000       10,000
     JPMorgan Chase (B)
       4.580%, 02/01/06                                       7,500        7,500
                                                                       ---------
     TOTAL MASTER NOTES
       (Cost $25,000)                                                     25,000
                                                                       ---------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

54                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

SMALL CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - 3.0%
--------------------------------------------------------------------------------
     First Tennessee Bank, MTN (B) (C)
       4.330%, 03/21/06                                   $   2,500    $   2,500
     Morgan Stanley (B) (C)
       4.580%, 02/01/06                                       2,500        2,500
     Sigma Finance (B) (C)
       4.330%, 07/07/06                                       2,500        2,500
                                                                       ---------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $7,500)                                                       7,500
                                                                       ---------

--------------------------------------------------------------------------------
  COMMERCIAL PAPER - 1.0%
--------------------------------------------------------------------------------
     Morgan Stanley (B)
       4.580%, 02/15/06                                       2,500        2,500
                                                                       ---------
     TOTAL COMMERCIAL PAPER
       (Cost $2,500)                                                       2,500
                                                                       ---------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 9.6%
--------------------------------------------------------------------------------
     Bear Stearns
       4.56%, dated 01/31/06, matures on
       02/01/06, repurchase price $12,501,583
       (collateralized by a mortgage
       obligation, par value $13,338,333,
       6.00%, 01/2/36, total market
       value $13,125,089) (B)                                12,500       12,500
     Bear Stearns
       4.60%, dated 01/31/06, matures on
       02/01/06, repurchase price $8,501,077
       (collateralized by a mortgage
       obligation, par value $9,070,067,
       6.00%, 01/25/36, total market
       value $8,925,060) (B)                                  8,500        8,500
     Lehman Brothers
       4.57%, dated 01/31/06, matures on
       02/01/06, repurchase price $2,783,083
       (collateralized by a mortgage
       obligation, par value $3,009,377,
       5.69%, 10/13/37, total market
       value $2,922,385) (B)                                  2,782        2,782
                                                                       ---------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $23,782)                                                     23,782
                                                                       ---------
  TOTAL INVESTMENTS - 121.0%
     (Cost $250,253)                                                     299,895
                                                                       ---------

--------------------------------------------------------------------------------
Description                                                       Value (000)**
--------------------------------------------------------------------------------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (23.7)%              $ (58,782)
     PAYABLE FOR INVESTMENT SECURITIES PURCHASED -- (0.1)%                 (267)
     PAYABLE FOR FUND SHARES REDEEMED -- (0.1)%                            (320)
     OTHER ASSETS AND LIABILITIES, NET -- 2.9%@                           7,349
                                                                      ---------
  TOTAL OTHER ASSETS AND LIABILITIES - (21.0)%                          (52,020)
                                                                      ---------
  NET ASSETS -- 100.0%                                                $ 247,875
                                                                      =========

--------------------------------------------------------------------------------
  NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized -- no par value)                         $ 182,158
     Distributions in excess of net investment income                       (33)
     Accumulated net realized gain on investments                        16,108
     Net unrealized appreciation on investments                          49,642
                                                                      ---------
  NET ASSETS                                                          $ 247,875
                                                                      =========
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($150,637,972 / 8,137,305 SHARES)                                $   18.51
                                                                      =========
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (D)
     ($62,977,315 / 3,465,319 SHARES)                                 $   18.17
                                                                      =========
  MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($18.17 / 94.5%)                                  $   19.23
                                                                      =========
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS B SHARES (D)
     ($14,601,455 / 836,971 SHARES)                                   $   17.45
                                                                      =========
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS C SHARES (D)
     ($19,658,132 / 1,131,259 SHARES)                                 $   17.38
                                                                      =========

--------------------------------------------------------------------------------
 *    NON-INCOME PRODUCING SECURITY.
**    VALUES ARE PRESENTED IN THOUSANDS EXCEPT FOR PER SHARE DATA.
 + NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
 @ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A LISTING OF AFFILIATED PAYABLES.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JANUARY 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2006 WAS $56,545,343.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2006.
(D)   CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE
      NOTE 2 IN NOTES TO FINANCIAL STATEMENTS). CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).
CL -- CLASS
MTN -- MEDIUM TERM NOTE

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           55

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                                Par (000) Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - 97.9%
--------------------------------------------------------------------------------
     Atascadero, Unified School District,
       Measure B, Capital Projects,
       Ser A, COP, MBIA Insured
       Callable 08/01/06 @ 102
       5.200%, 08/01/08                                     $  1,000   $  1,030
     Berryessa, Unified School District,
       GO, MBIA Insured
       5.375%, 03/01/12                                          460        506
     Brentwood, Unified School District,
       Ser B, GO, FGIC Insured
       Callable 08/01/10 @ 101
       4.850%, 08/01/14                                          410        434
     Burlingame, Elementary School
       District, GO, FSA Insured
       5.250%, 07/15/16                                          795        888
     California State, Department of
       Transportation, Federal Highway
       Grant Anticipation Bonds,
       Ser A, RB, FGIC Insured
       5.000%, 02/01/14                                        2,000      2,176
     California State, Department of Water
       Resources Power Supply, Ser A, RB,
       AMBAC Insured
       Callable 05/01/12 @ 101
       5.500%, 05/01/15                                        1,225      1,357
     California State, Department of Water
       Resources, Central Valley Project,
       Water System, Ser Q, RB
       6.000%, 12/01/07                                        1,500      1,573
     California State, Department of Water
       Resources, Central Valley Project,
       Water System, Ser W, RB, FSA Insured
       5.500%, 12/01/14                                        1,315      1,490
     California State, Department of Water
       Resources, Central Valley Project,
       Water System, Ser Z, RB, FGIC Insured
       5.000%, 12/01/12                                        1,000      1,088
     California State, Educational Facilities
       Authority, Loyola-Marymount University,
       Ser A, RB, MBIA Insured
       Callable 10/01/11 @ 101
       4.500%, 10/01/12                                        1,560      1,635
     California State, Educational Facilities
       Authority, Stanford University,
       Ser P, RB
       5.250%, 12/01/13                                          800        888
     California State, Educational Facilities
       Authority, Stanford University,
       Ser R, RB
       5.000%, 11/01/11                                          610        660

--------------------------------------------------------------------------------
Description                                                Par (000) Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     California State, GO
       7.000%, 08/01/07                                     $  1,000   $  1,054
       6.250%, 04/01/08                                        1,000      1,058
     California State, GO, FGIC Insured
       4.500%, 09/01/10                                        1,000      1,046
     California State, Public Works Board
       Lease, Various University of California
       Projects, Ser A, RB, AMBAC Insured
       Callable 12/01/07 @ 102
       5.100%, 12/01/10                                        1,000      1,050
     Central Coast, Water Authority, Water
       Project Regional Facilities, Ser A,
       RB, AMBAC Insured
       Callable 10/01/06 @ 102
       5.000%, 10/01/07                                        2,250      2,314
     Chaffey, Unified High School District,
       GO, FGIC Insured
       5.000%, 08/01/15                                        1,000      1,094
     Coast Community College, GO, MBIA Insured
       5.250%, 08/01/15                                        1,000      1,114
       Conejo Valley, Unified School District, GO
       5.000%, 08/01/09                                        1,250      1,312
     Contra Costa County, Merrithew Memorial
       Hospital Project, COP, MBIA Insured
       Callable 11/01/07 @ 102
       5.500%, 11/01/12                                        2,160      2,281
       5.200%, 11/01/09                                        2,000      2,101
     Contra Costa, Transportation Authority,
       Sales Tax, Ser A, ETM, RB
       Callable 03/09/06 @ 100
       6.875%, 03/01/07                                          340        347
     Contra Costa, Transportation Authority,
       Sales Tax, Ser A, RB, FGIC Insured
       6.000%, 03/01/09                                        1,000      1,078
     Cupertino, Unified School District,
       GO, FSA Insured
       Callable 08/01/11 @ 100
       5.250%, 08/01/13                                          595        644
     East Bay, Municipal Utility District, Water
       System Project, RB, MBIA Insured
       Callable 06/01/11 @ 100
       5.250%, 06/01/13                                          500        543
       5.250%, 06/01/14                                        1,250      1,351
     Eastern Municipal Water District,
       Ser A, COP, FGIC Insured
       Callable 07/01/11 @ 100
       5.375%, 07/01/16                                        2,500      2,716
       5.375%, 07/01/17                                        2,410      2,614
       5.250%, 07/01/12                                          300        324
       5.250%, 07/01/13                                        1,000      1,085

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

56                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Par (000) Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     El Camino, Community College,
       GO, FSA Insured
       Callable 08/01/15 @ 100
       5.000%, 08/01/16                                     $  1,000    $  1,089
     Escondido, Unified School District,
       Ser A, GO, FGIC Insured
       Callable 09/01/07 @ 102
       5.000%, 09/01/08                                          500         522
     Fallbrook, Unified High School District,
       GO, FGIC Insured
       5.375%, 09/01/12                                          250         277
     Fremont, Unified High School District,
       Ser B, ETM, GO
       5.000%, 09/01/10                                          600         641
     Fresno, Joint Powers Financing Authority,
       Fresno City Hall, RB, AMBAC Insured
       Callable 08/01/10 @ 100
       4.600%, 08/01/11                                          500         521
     Glendale, Unified School District,
       Ser B, GO, FSA Insured
       Callable 09/01/08 @ 101
       4.625%, 09/01/09                                          670         697
     Hollister, Redevelopment Agency,
       Community Development Project,
       TA, AMBAC Insured
       Callable 10/01/07 @ 102
       5.000%, 10/01/08                                          740         772
     Joshua Basin-Hi Desert Financing Authority,
       Water District Project, RB, AMBAC Insured
       4.900%, 05/01/09                                          465         490
     Kings River, Conservation District,
       Pine Flat Power, Ser F, RB
       4.625%, 01/01/11                                          500         524
     Livermore-Amador Valley, Water Management
       Authority, Ser A, RB, AMBAC Insured
       Callable 08/01/11 @ 100
       5.250%, 08/01/14                                          750         812
       5.000%, 08/01/13                                          400         427
     Los Angeles County, Metropolitan
       Transportation Authority, Sales Tax Project,
       A-1st Ser, Ser B, RB, FSA Insured
       5.250%, 07/01/11                                        1,550       1,688
     Los Angeles County, Metropolitan
       Transportation Authority, Sales Tax Project,
       C-2nd Ser, Ser A, RB, AMBAC Insured
       5.500%, 07/01/10                                        1,050       1,142

--------------------------------------------------------------------------------
Description                                                Par (000) Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Los Angeles County, Metropolitan
       Transportation Authority, Sales Tax Project,
       C-2nd Ser, Ser A, RB, FGIC Insured
       5.000%, 07/01/10                                     $  2,000    $  2,134
     Los Angeles, Department of Water & Power,
       Ser A-A-1, RB, MBIA Insured
       5.250%, 07/01/10                                        1,710       1,842
       5.250%, 07/01/11                                        3,485       3,796
     Los Angeles, Department of Water & Power,
       Ser A-A-1, RB, MBIA Insured
       Callable 07/01/11 @ 100
       5.250%, 07/01/13                                        2,025       2,196
     Los Angeles, Department of Water & Power,
       Ser B, RB, MBIA Insured
       5.000%, 07/01/13                                          430         468
     Los Angeles, Los Angeles County Public
       Works, Ser A, RB
       Callable 10/01/07 @ 101
       5.500%, 10/01/08                                        1,225       1,279
     Los Angeles, Ser A, GO, FGIC Insured
       5.250%, 09/01/09                                          600         640
     Los Angeles, Ser A, GO, MBIA Insured
       5.250%, 09/01/11                                          250         273
     Los Angeles, Unified School District, GO,
       MBIA Insured
       5.500%, 07/01/12                                          755         840
     Los Angeles, Unified School District,
       Ser A, GO, FGIC Insured
       6.000%, 07/01/07                                        1,000       1,038
       6.000%, 07/01/10                                          850         940
       6.000%, 07/01/11                                        1,385       1,556
     Los Angeles, Unified School District,
       Ser D, GO, FGIC Insured
       Prerefunded @ 100 (A)
       5.500%, 07/01/10                                        2,000       2,177
     Los Angeles, Unified School District,
       Ser E, GO, MBIA Insured
       Prerefunded @ 100 (A)
       5.500%, 07/01/12                                        1,390       1,548
     Los Angeles, Waste Water Systems,
       Ser C, RB, MBIA Insured
       5.375%, 06/01/12                                        1,145       1,264
     Los Gatos-Saratoga, Joint Unified High
       School, Ser B, GO
       Prerefunded @ 101 (A)
       4.600%, 12/01/10                                          875         930

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           57

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Par (000) Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     M-S-R Public Power Authority, San Juan
       Project, Ser I, RB, MBIA Insured
       Callable 07/01/11 @ 100
       5.000%, 07/01/14                                     $  2,440    $  2,586
     Menlo Park, Community Development
       Agency, Las Pulgas Community
       Development Project, TA, AMBAC Insured
       Callable 06/01/10 @ 102
       4.650%, 06/01/11                                          520         547
     Metropolitan, Water District of
       Southern California, Ser A, ETM, RB
       5.250%, 07/01/11                                          380         414
     Metropolitan, Water District of
       Southern California, Ser A, RB
       Callable 07/01/11 @ 101
       5.375%, 07/01/12                                        2,185       2,406
     Metropolitan, Water District of
       Southern California, Ser B, RB,
       MBIA Insured
       Callable 07/01/06 @ 102
       5.250%, 07/01/07                                        1,080       1,110
     Metropolitan, Water District of
       Southern California, Ser C, RB
       Callable 01/01/07 @ 102
       6.000%, 07/01/07                                        1,900       1,969
     Metropolitan, Water District of
       Southern California, Waterworks
       Project, Ser B, GO
       4.000%, 03/01/11                                        1,000       1,029
     Mountain View, Shoreline Regional Park
       Community, Ser A, TA, MBIA Insured
       Callable 08/01/06 @ 102
       5.600%, 08/01/10                                          500         516
     North Orange County, Community College
       District, GO, MBIA Insured
       5.000%, 08/01/15                                        1,000       1,094
     Norwalk, La Mirada Unified School District,
       Ser A, GO, FGIC Insured
       Prerefunded @ 100 (A)
       5.000%, 08/01/13                                        1,800       1,962
     Oak Park, Unified School District, GO,
       MBIA Insured
       5.250%, 05/01/08                                        1,250       1,304
     Orange County, Local Transportation
       Authority, Measure M, Second Senior,
       Ser A, RB, MBIA Insured
       5.500%, 02/15/08                                        2,000       2,088
       5.500%, 02/15/10                                        1,200       1,297
       5.500%, 02/15/11                                          250         274

--------------------------------------------------------------------------------
Description                                                Par (000) Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Paramount, Unified School District, GO,
       FSA Insured
       5.000%, 09/01/15                                     $  1,000    $  1,095
     Port Oakland, Ser M, RB, FGIC Insured
       Callable 11/01/12 @ 100
       5.250%, 11/01/13                                        1,000       1,090
     Redwood City, Elementary School District,
       GO, FGIC Insured
       5.500%, 08/01/10                                        1,140       1,241
       5.500%, 08/01/14                                          900       1,016
     Riverside County, Transportation
       Commission, Sales Tax Revenue,
       Ser A, RB, AMBAC Insured
       5.750%, 06/01/09                                          740         797
     Riverside, Community College, GO, FSA Insured
       Callable 08/01/15 @ 100
       5.000%, 08/01/19                                        1,700       1,827
     Sacramento, Municipal Utility District, Electric,
       Ser C, ETM, RB, FGIC Insured
       Callable 03/09/06 @ 100
       5.750%, 11/15/08                                          570         571
     Sacramento, Municipal Utility District,
       Ser O, RB, MBIA Insured
       5.250%, 08/15/10                                          500         540
     Sacramento, Municipal Utility District,
       Ser P, RB, FSA Insured
       Callable 08/15/11 @ 100
       5.250%, 08/15/13                                        1,585       1,722
     Sacramento, Municipal Utility District,
       Ser R, RB, MBIA Insured
       Callable 08/15/13 @ 100
       5.000%, 08/15/16                                        1,000       1,073
     San Bernardino County, Community College
       District, GO, FSA Insured
       5.000%, 08/01/15                                        1,000       1,094
     San Bernardino County, Transportation
       Authority, Ser A, ETM, RB, FGIC Insured
       6.000%, 03/01/06                                          355         356
     San Bernardino County, Transportation
       Authority, Ser A, RB, FSA Insured
       Callable 03/01/08 @ 101
       5.000%, 03/01/09                                        1,000       1,044
     San Bernardino County, Transportation
       Authority, Ser A, RB, MBIA Insured
       6.250%, 03/01/10                                        2,000       2,215
     San Bernardino, Municipal Water Department,
       Sewer Authority, COP, FGIC Insured
       4.500%, 02/01/09                                        1,025       1,061

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

58                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Par (000) Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     San Bernardino, Municipal Water Department,
       Sewer Authority, COP, FGIC Insured
       Callable 02/01/09 @ 101
       5.000%, 02/01/11                                     $  1,130    $  1,192
     San Diego County, Regional Transportation
       Commission, Second Senior,
       Ser A, RB, AMBAC Insured
       Callable 04/01/06 @ 102
       5.000%, 04/01/08                                        1,500       1,534
     San Diego County, Water Authority,
       COP, FGIC Insured
       5.250%, 05/01/16                                        1,310       1,461
     San Diego, Public Facilities Financing
       Authority, RB, FGIC Insured
       6.000%, 05/15/07                                        2,000       2,070
     San Diego, Public Facilities Financing
       Authority, RB, MBIA Insured
       Callable 08/01/12 @ 100
       5.000%, 08/01/14                                        1,000       1,076
     San Francisco City & County, Airport
       Commission, International Airport,
       Second Senior, Issue 20, RB, MBIA Insured
       Callable 05/01/08 @ 101
       4.250%, 05/01/09                                        1,000       1,028
     San Francisco City & County, Public
       Utilities Commission, Water Revenue,
       Ser A, RB, FSA Insured
       5.000%, 11/01/10                                        1,000       1,072
       5.000%, 11/01/11                                        1,500       1,622
     San Francisco City & County, Public
       Utilities Commission, Water Revenue,
       Ser B, RB, MBIA Insured
       Callable 11/01/12 @ 100
       5.000%, 11/01/15                                        1,250       1,338
     San Francisco, Bay Area Rapid Transit,
       RB, AMBAC Insured
       Callable 07/01/11 @ 100
       5.250%, 07/01/14                                          300         325
     San Francisco, Bay Area Rapid Transit,
       RB, AMBAC Insured
       Prerefunded @ 100 (A)
       5.250%, 07/01/11                                          850         924
     San Joaquin County, Capital Facilities
       Project, COP, MBIA Insured
       4.800%, 11/15/07                                        1,000       1,027
     San Joaquin County, Delta Community
       College District, Election 2004,
       Ser A, GO, FSA Insured
       4.500%, 08/01/15                                        1,000       1,055

--------------------------------------------------------------------------------
Description                                                Par (000) Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     San Jose, Financing Authority, Convention
       Center Project, Ser F, RB, MBIA Insured
       4.250%, 09/01/11                                     $  1,765    $  1,838
     San Jose, Libraries & Parks Project, GO
       4.750%, 09/01/09                                        1,000       1,046
     San Jose, Redevelopment Agency, Merged
       Area Redevelopment Project,
       ETM, TA, MBIA Insured
       6.000%, 08/01/09                                          500         544
     San Jose, Redevelopment Agency,
       Merged Area Redevelopment Project,
       TA, AMBAC Insured
       Callable 08/01/08 @ 102
       5.000%, 08/01/09                                        1,500       1,582
     San Jose, Redevelopment Agency,
       Merged Area Redevelopment Project,
       TA, MBIA Insured
       6.000%, 08/01/08                                        1,410       1,500
       6.000%, 08/01/09                                        1,000       1,086
     San Jose, Unified School District,
       Ser B, GO, MBIA Insured
       Prerefunded @102 (A)
       4.000%, 08/01/08                                          800         830
     San Juan, Unified School District, GO,
       FSA Insured
       5.250%, 08/01/10                                        1,150       1,240
     San Mateo County, Transit District,
       Ser A, RB, MBIA Insured
       5.250%, 06/01/16                                        2,000       2,240
     San Mateo, Unified High School District,
       Ser A, GO, FGIC Insured
       Prerefunded @ 100 (A)
       5.375%, 09/01/11                                        2,195       2,406
     San Ramon Valley, Unified School
       District, GO, FSA Insured
       Callable 08/01/14 @ 100
       5.250%, 08/01/18                                        1,000       1,094
     Santa Ana, Community Redevelopment
       Agency, Mainplace Project,
       Ser E, ETM, RB
       6.400%, 12/15/10                                          395         427
     Santa Maria, Joint Unified High School
       District, Ser A, GO, FSA Insured
       5.500%, 08/01/15                                          510         578
     Solano County, Community College,
       Ser A, GO, MBIA Insured
       Prerefunded @ 100 (A)
       5.000%, 08/01/13                                        1,865       2,033

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           59

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

-------------------------------------------------------------------------------
Description                                       Par (000)/Shares  Value (000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
-------------------------------------------------------------------------------
     South Orange County, Public Financing
       Authority, Foothill Area,
       Ser C, RB, FGIC Insured
       7.500%, 08/15/07                                   $  1,000    $  1,061
     South Placer, Waste Water Authority,
       Ser A, RB, FGIC Insured
       4.500%, 11/01/10                                      1,000       1,050
     Southern California, Public Power
       Authority, Ser A, RB, FSA Insured
       5.375%, 01/01/09                                      1,610       1,703
     Turlock, Irrigation District,
       Ser A, RB, MBIA Insured
       6.000%, 01/01/08                                      1,425       1,497
       6.000%, 01/01/11                                        500         556
     Upland, Community Redevelopment
       Agency, Merged Project,
       Ser A, TA, AMBAC Insured
       Callable 09/01/08 @ 102
       4.200%, 09/01/09                                        860         882
     West Hollywood, COP, MBIA Insured
       Callable 02/01/08 @ 102
       4.550%, 02/01/09                                        665         687
     Wiseburn, School District,
       Ser A, GO, FGIC Insured
       Prerefunded @ 100 (A)
       4.500%, 08/01/10                                        330         346
                                                                      --------
     TOTAL MUNICIPAL BONDS
        (Cost $145,070)                                                148,662
                                                                      --------

-------------------------------------------------------------------------------
  REGULATED INVESTMENT COMPANY (B) - 1.0%
-------------------------------------------------------------------------------
     BlackRock Provident California Tax Free
       Money Market, 2.80%                                1,588,787      1,589
                                                                      --------
     TOTAL REGULATED INVESTMENT COMPANY
        (Cost $1,589)                                                    1,589
                                                                      --------
  TOTAL INVESTMENTS - 98.9%
     (Cost $146,659)                                                   150,251
                                                                      --------
     PAYABLE FOR FUND SHARES REDEEMED -- (0.4)%                           (551)
     OTHER ASSETS AND LIABILITIES, NET -- 1.5%@                          2,197
                                                                      --------
  TOTAL OTHER ASSETS AND LIABILITIES - 1.1%                              1,646
                                                                      --------
  NET ASSETS -- 100.0%                                                $151,897
                                                                      ========

-------------------------------------------------------------------------------
Description                                                       Value (000)*
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  NET ASSETS:
-------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized -- no par value)                         $147,987
     Undistributed net investment income                                   144
     Accumulated net realized gain on investments                          174
     Net unrealized appreciation on investments                          3,592
                                                                      --------
  NET ASSETS                                                          $151,897
                                                                      ========
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($98,849,817 / 9,964,265 SHARES)                                 $   9.92
                                                                      ========
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (C)
     ($46,219,325 / 4,678,529 SHARES)                                 $   9.88
                                                                      ========
  MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($9.88 / 97.75%)                                  $  10.11
                                                                      ========
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS B SHARES (C)
     ($5,917,630 / 599,353 SHARES)                                    $   9.87
                                                                      ========
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS C SHARES (C)
     ($909,913 / 92,302 SHARES)                                       $   9.86
                                                                      ========

------------------------------------------------------------------------------
*     VALUES ARE PRESENTED IN THOUSANDS EXCEPT FOR PER SHARE DATA.
@ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A LISTING OF AFFILIATED PAYABLES.
(A)   PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.
(B)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2006.
(C)   CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE
      NOTE 2 IN NOTES TO FINANCIAL STATEMENTS). CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

60                              1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                                Par (000) Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - 98.0%
--------------------------------------------------------------------------------
  ARIZONA - 6.9%
     Arizona State, Transportation Board
       & Highway Revenue, Ser A, RB
       Callable 07/01/12 @ 102
       5.250%, 07/01/17                                     $  1,000    $  1,100
     Phoenix, GO, Prerefunded @ 101 (A)
       5.000%, 07/01/09                                        2,370       2,515
     Phoenix, Ser A, GO
       6.250%, 07/01/17                                        1,000       1,210
     Tempe, Unified High School District,
       Ser B, GO, FGIC Insured
       5.125%, 07/01/07                                        1,000       1,025
                                                                        --------
                                                                           5,850
                                                                        --------
  CALIFORNIA - 16.1%
     California State, Department of
       Transportation, Federal Highway
       Grant Anticipation Bonds,
       Ser A, RB, FGIC Insured
       5.000%, 02/01/14                                        1,000       1,088
     California State, Department of Water
       Resources, Central Valley Project,
       Water System, Ser Z, RB, FGIC Insured
       5.000%, 12/01/12                                          500         544
     California State, Department of Water
       Resources, Ser X, RB, FGIC Insured
       5.500%, 12/01/15                                          600         682
     California State, Educational Facilities
       Authority, Loyola-Marymount University,
       Ser A, RB, MBIA Insured
       Callable 10/01/11 @ 101
       4.500%, 10/01/12                                        1,000       1,048
     California State, GO, AMBAC Insured
       5.500%, 10/01/09                                        2,000       2,153
     California State, GO, FGIC Insured
       5.750%, 02/01/11                                        1,100       1,213
     Contra Costa, Water District, Ser E, RB,
       AMBAC Insured
       6.250%, 10/01/12                                        1,000       1,102
     East Bay, Municipal Utility District, Water
       System Project, RB, MBIA Insured
       Callable 06/01/11 @ 100
       5.250%, 06/01/13                                          800         869
     Eastern Municipal Water District,
       Ser A, COP, FGIC Insured
       Callable 07/01/11 @ 100
       5.375%, 07/01/16                                          620         674

--------------------------------------------------------------------------------
Description                                                Par (000) Value (000)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  CALIFORNIA - (CONTINUED)
     Elsinore Valley, Municipal Water District,
       COP, FGIC Insured
       5.375%, 07/01/18                                     $    500    $    564
     Los Angeles, Ser A, GO, MBIA Insured
       5.250%, 09/01/12                                          375         412
     San Jose, Redevelopment Agency, ETM,
       TA, MBIA Insured
       6.000%, 08/01/15                                          330         389
     San Jose, Redeveopment Agency, TA,
       MBIA Insured
       6.000%, 08/01/15                                          670         780
     San Ramon Valley, Unified School District,
       GO, FSA Insured
       Callable 08/01/14 @ 100
       5.250%, 08/01/18                                        1,670       1,827
     Southern California Public Power
       Authority, Hydroelectric Power,
       Ser A, RB, FSA Insured
       Callable 10/01/11 @ 100
       5.250%, 10/01/12                                          245         265
                                                                        --------
                                                                          13,610
                                                                        --------
  COLORADO - 0.5%
     Regional Transportation District, Sales Tax,
       Ser B, RB, AMBAC Insured
       5.250%, 11/01/12                                          350         383
                                                                        --------
  DELAWARE - 1.6%
     Delaware River & Bay Authority,
       RB, FGIC Insured
       Callable 03/09/06 @ 102
       5.000%, 01/01/07                                        1,340       1,361
                                                                        --------
  FLORIDA - 2.2%
     Florida State, Board of Education, Public
       Education Capital Outlay, Ser A, GO
       5.000%, 06/01/08                                        1,300       1,348
     Jacksonville, Local Government, Sales Tax
       Revenue, RB, FGIC Insured
       5.500%, 10/01/13                                          500         557
                                                                        --------
                                                                           1,905
                                                                        --------
  GEORGIA - 4.5%
     Atlanta, Water & Wastewater Revenue,
       Ser A, RB, FGIC Insured
       5.500%, 11/01/13                                        1,000       1,110
    Georgia State, Ser E, GO
       5.250%, 02/01/09                                        2,525       2,663
                                                                        --------
                                                                           3,773
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           61

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Par (000) Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  HAWAII - 5.3%
     Hawaii County, Ser A, GO, FGIC Insured
       Callable 07/15/11 @ 100
       5.500%, 07/15/13                                    $    635     $    691
     Hawaii State, Highway Revenue,
       Ser B, RB, FSA Insured
       5.000%, 07/01/15                                       1,000        1,090
     Hawaii State, Ser CS, GO, MBIA Insured
       5.000%, 04/01/08                                       1,000        1,034
     Honolulu City & County, Ser A, GO,
       FSA Insured
       Prerefunded @ 100 (A)
       5.375%, 09/01/11                                       1,000        1,091
     Kauai County, Ser A, GO, MBIA Insured
       Callable 08/01/11 @ 100
       5.625%, 08/01/13                                         440          482
     Kauai County, Ser A, GO, MBIA Insured
       Prerefunded @ 100 (A)
       5.625%, 08/01/11                                          60           66
                                                                        --------
                                                                           4,454
                                                                        --------
  ILLINOIS - 7.0%
     Chicago, O'Hare International Airport,
        2nd Lien, Ser C, RB, MBIA Insured
        5.000%, 01/01/08                                      1,000        1,027
        5.000%, 01/01/10                                      1,000        1,053
     Cook County, Ser A, GO, FGIC Insured
        Callable 11/15/08 @ 101
        4.500%, 11/15/09                                      1,000        1,035
     Du Page & Will Counties, Community
        School District, Ser B, GO, FGIC Insured
        5.000%, 12/30/07                                      2,700        2,782
                                                                        --------
                                                                           5,897
                                                                        --------
  MASSACHUSETTS - 5.0%
     Massachusetts State, Consolidated Loan,
        Ser A, GO, AMBAC Insured
        Prerefunded @ 101 (A)
        5.000%, 03/01/07                                      1,000        1,028
     Massachusetts State, Consolidated Loan,
        Ser C, GO
        5.250%, 08/01/08                                      1,000        1,043
     Massachusetts State, School Building
        Authority, Ser A, RB, FSA Insured
        5.000%, 08/15/14                                      1,000        1,085
     Massachusetts State, Water Resources
        Authority, Ser A, RB, MBIA Insured
        5.250%, 08/01/16                                      1,000        1,115
                                                                        --------
                                                                           4,271
                                                                        --------

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  MICHIGAN - 1.2%
     Huron Valley, School District, GO,
       FGIC Insured
       4.350%, 05/01/08                                    $  1,000     $  1,022
                                                                        --------
  NEBRASKA - 1.2%
     Omaha Public Power District,
       Electric Revenue, Ser D, RB
       5.000%, 02/01/07                                       1,000        1,015
                                                                        --------
  NEVADA - 1.7%
     Clark County, School District,
       Ser A, GO, FSA Insured
       Callable 12/15/12 @ 103
       5.500%, 06/15/16                                         500          563
     Las Vegas, Water District Revenue,
       Ser B, GO, MBIA Insured
       Callable 12/01/12 @ 100
       5.250%, 06/01/14                                         300          325
     Nevada State, Capital Improvements,
       Ser A, GO, MBIA Insured
       Callable 05/01/12 @ 100
       5.000%, 11/01/16                                         500          531
                                                                        --------
                                                                           1,419
                                                                        --------
  NEW JERSEY - 2.6%
     New Jersey State, Ser L, GO,
       AMBAC Insured
       5.250%, 07/15/16                                       1,000        1,112
     New Jersey State, Transportation Trust
       Fund Authority, Ser C, RB, MBIA Insured
       5.250%, 06/15/15                                       1,000        1,096
                                                                        --------
                                                                           2,208
                                                                        --------
  NEW YORK - 3.8%
     New York State Thruway Authority,
       Highway & Board, Ser A, RB,
       MBIA Insured
       Callable 04/01/14 @ 100
       5.000%, 04/01/18                                       1,000        1,068
     New York State Thruway Authority,
       Highway & Board, Ser B, ETM, RB,
       FGIC Insured
       5.000%, 04/01/08                                       1,000        1,035
     New York State, Ser M, GO, FSA Insured
       5.000%, 04/01/15                                       1,000        1,082
                                                                        --------
                                                                           3,185
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

62                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Par (000) Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  OREGON - 9.8%
     Chemeketa, Community College
       District, ETM, GO, FGIC Insured
       5.500%, 06/01/12                                    $  1,060     $  1,172
     Jackson County, Juvenile Services Center,
       GO, FSA Insured
       5.000%, 06/01/10                                       1,000        1,063
     McMinnville, School District No. 40,
       GO, FSA Insured
       5.000%, 06/15/11                                       1,620        1,737
     Portland, Sewer Systems,
       Ser A, RB, FGIC Insured
       Callable 06/01/07 @ 100
       5.000%, 06/01/08                                       1,000        1,022
     Washington County, School District
       Authority, No. 15, GO, FSA Insured
       5.000%, 06/15/14                                       1,000        1,088
     Washington, Multnomah & Yamhill Counties,
       School District Authority, GO, MBIA Insured
       5.000%, 06/01/11                                       1,000        1,072
     Yamhill County, School District Authority,
       No. 29J, GO, FGIC Insured
       5.250%, 06/15/16                                       1,000        1,111
                                                                        --------
                                                                           8,265
                                                                        --------
  PENNSYLVANIA - 2.8%
     Pennsylvania State, First Ser, GO,
       MBIA Insured
       5.000%, 06/01/09                                       1,100        1,156
     Pennsylvania State, Second Ser, GO
       5.250%, 10/01/09                                       1,155        1,227
                                                                        --------
                                                                           2,383
                                                                        --------
  TENNESSEE - 1.2%
     Johnson City, Water & Sewer System, GO,
       FGIC Insured
       5.250%, 06/01/08                                       1,000        1,042
                                                                        --------
  TEXAS - 3.6%
     Houston, Texas Utility System Revenue,
       First Lien, Ser A, RB, FSA Insured
       5.250%, 11/15/17                                       1,000        1,114
     Houston, Water & Sewer System Revenue,
       Junior Lien, Ser A, RB, FSA Insured
       Prerefunded @ 100 (A)
       5.250%, 12/01/11                                         680          740
     Texas State, University Systems, Revenue
       Financing System, RB, FSA Insured
       Prerefunded @ 100 (A)
       4.800%, 03/15/10                                       1,170        1,231
                                                                        --------
                                                                           3,085
                                                                        --------

--------------------------------------------------------------------------------
Description                                                Par (000) Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  UTAH - 1.9%
     Utah State, Board Regents Auxiliary
       & Campus Facilities Revenue,
       Ser A, RB, MBIA Insured
       Callable 04/01/15 @ 100
       5.000%, 04/01/17                                    $  1,500     $  1,611
                                                                        --------
  VIRGINIA - 1.2%
    Virginia State, Northern Virginia
       Transportation Board, Ser A, RB
       Callable 05/15/06 @ 101
       5.000%, 05/15/08                                       1,000        1,015
                                                                        --------
  WASHINGTON - 15.4%
     CDP-King County III, Lease Revenue
       Authority, King Street Center Project,
       RB, MBIA Insured
       Callable 06/01/07 @ 101
       5.000%, 06/01/09                                       1,000        1,033
     King & Snohomish Counties, School District
       Authority, GO, FGIC Insured
       Callable 12/01/07 @ 100
       5.250%, 12/01/09                                       1,125        1,163
     King & Snohomish Counties, School District
       Authority, GO, FGIC Insured
       Prerefunded @ 100 (A)
       5.250%, 12/01/07                                       1,610        1,667
     King County, School District No. 408,
       GO, AMBAC Insured
       6.000%, 12/01/08                                       1,000        1,068
     King County, School District No. 410,
       GO, FGIC Insured
       5.500%, 12/01/10                                       1,285        1,333
     Pierce County, GO, AMBAC Insured
       Callable 08/01/15 @ 100
       5.125%, 08/01/16                                       1,375        1,499
     Port of Seattle, Ser A, RB, FGIC Insured
       6.000%, 10/01/06                                       1,000        1,018
    Seattle, Limited Tax, Ser B, GO
       5.500%, 03/01/11                                       1,935        2,102
     Seattle, Limited Tax, Ser B, GO, ETM
       5.500%, 03/01/11                                          65           71
     Seattle, Municipal Light & Power Revenue
       Authority, Ser B, RB, MBIA Insured
       Callable 06/01/08 @ 101
       4.750%, 06/01/09                                       1,000        1,038
     Skagit County, School District No. 103,
       GO, FGIC Insured
       6.250%, 12/01/07                                       1,000        1,051
                                                                        --------
                                                                          13,043
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           63

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                        Par (000)/Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  WISCONSIN - 2.5%
     Milwaukee, Metropolitan Sewage District,
       Ser A, GO
       5.500%, 10/01/08                                    $  2,000     $  2,104
                                                                        --------
     TOTAL MUNICIPAL BONDS
       (Cost $81,014)                                                     82,901
                                                                        --------

--------------------------------------------------------------------------------
REGULATED INVESTMENT COMPANY (B) - 0.8%
--------------------------------------------------------------------------------
     BlackRock Provident California
       Tax Free Money Market, 2.80%                         694,240          694
                                                                        --------
     TOTAL REGULATED INVESTMENT COMPANY
       (Cost $694)                                                           694
                                                                        --------
     TOTAL INVESTMENTS - 98.8%
       (Cost $81,708)                                                     83,595
                                                                        --------
       OTHER ASSETS AND LIABILITIES, NET -- 1.2%@                          1,036
                                                                        --------
  TOTAL OTHER ASSETS AND LIABILITIES - 1.2%                                1,036
                                                                        --------
  NET ASSETS -- 100.0%                                                  $ 84,631
                                                                        ========

--------------------------------------------------------------------------------
  NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized -- no par value)                           $ 82,554
     Undistributed net investment income                                      99
     Accumulated net realized gain on investments                             91
     Net unrealized appreciation on investments                            1,887
                                                                        --------
  NET ASSETS                                                            $ 84,631
                                                                        ========

--------------------------------------------------------------------------------
Description                                                                Value
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($80,915,940 / 7,327,787 SHARES)                                   $  11.04
                                                                        ========
NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (C)
     ($3,664,583 / 332,013 SHARES)                                      $  11.04
                                                                        ========
MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($11.04 / 97.75%)                                   $  11.29
                                                                        ========
NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS C SHARES (C)
     ($50,117 / 4,462 SHARES)                                           $  11.23
                                                                        ========

--------------------------------------------------------------------------------
@ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A LISTING OF AFFILIATED PAYABLES.
(A)   PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.
(B)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2006.
(C)   CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE
      NOTE 2 IN NOTES TO FINANCIAL STATEMENTS). CLASS C HAS A CONTINGENT DEFERRED SALES CHARGE (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CDP -- CENSUS DESIGNATED PLACE
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

64                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------
Description                                                Par (000) Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 43.5%
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 5.2%
    News America Holdings
      7.750%, 02/01/24                                     $  1,000     $  1,111
    Staples
      7.125%, 08/15/07                                        4,000        4,120
    TCI Communications
      6.875%, 02/15/06                                        5,000        5,000
    Time Warner
      7.480%, 01/15/08                                        7,100        7,384
    Time Warner Entertainment
      8.375%, 03/15/23                                        5,000        5,791
                                                                        --------
                                                                          23,406
                                                                        --------
  CONSUMER STAPLES - 0.6%
    Safeway
      7.500%, 09/15/09                                        2,468        2,628
                                                                        --------
  ENERGY - 1.5%
    ConocoPhillips
      7.125%, 03/15/28                                        3,000        3,124
    El Paso CGP (D)
      9.625%, 05/15/12                                        2,000        2,265
    Union Oil of California
      9.125%, 02/15/06                                        1,000        1,001
                                                                        --------
                                                                           6,390
                                                                        --------
  FINANCIALS - 13.8%
    Associates
      6.950%, 11/01/18                                        4,000        4,560
    Bank of America
      5.250%, 02/01/07                                        5,600        5,618
    Bank One
      6.000%, 08/01/08                                          500          511
    First Tennessee Bank, MTN (B) (C)
      4.330%, 03/21/06                                        5,000        5,000
    FleetBoston Financial
      7.125%, 04/15/06                                          500          503
    GE Global Insurance
    7.750%, 06/15/30                                          5,000        6,239
    HSBC Bank USA
      3.875%, 09/15/09                                        4,200        4,048
    John Hancock Financial Services
      5.625%, 12/01/08                                        5,000        5,083
    Mellon Bank
      7.000%, 03/15/06                                        4,945        4,957

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
  FINANCIALS - (CONTINUED)
    Morgan Stanley (A)
      6.750%, 04/15/11                                     $  5,500     $  5,890
    Sigma Finance (B) (C)
      4.330%, 07/07/06                                        5,000        4,999
    U.S. Bancorp
      6.875%, 09/15/07                                        7,500        7,725
    Wells Fargo Capital I
      7.960%, 12/15/26                                        1,000        1,058
    Wells Fargo, MTN, Ser J
      6.550%, 12/01/06                                        5,600        5,663
                                                                        --------
                                                                          61,854
                                                                        --------
  FOREIGN GOVERNMENTS - 1.9%
    Hydro Quebec, Ser IO
      8.050%, 07/07/24                                        1,125        1,483
    Pemex Project
      9.125%, 10/13/10                                        5,000        5,740
    Province of Saskatchewan
      9.375%, 12/15/20                                        1,000        1,429
                                                                        --------
                                                                           8,652
                                                                        --------
  HEALTH CARE - 1.2%
    HCA
      7.875%, 02/01/11                                        5,000        5,350
                                                                        --------
  INDUSTRIALS - 7.8%
   Continental Airlines, Ser 98-1B
      6.748%, 03/15/17                                        2,827        2,463
    General Electric
      5.000%, 02/01/13                                        5,000        4,959
    General Motors, Ser 91-A2
      8.950%, 07/02/09                                        1,389        1,125
    McDonnell Douglas
      6.875%, 11/01/06                                        4,125        4,177
    Raytheon
      6.150%, 11/01/08                                        4,950        5,086
    Tyco International
      7.200%, 10/15/08                                        9,000        9,383
    Waste Management
      7.000%, 10/15/06                                        7,800        7,905
                                                                        --------
                                                                          35,098
                                                                        --------
  INFORMATION TECHNOLOGY - 0.6%
   International Business Machines
      6.500%, 01/15/28                                        2,500        2,766
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           65

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Par (000) Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
  MATERIALS - 0.4%
     Potash
       7.125%, 06/15/07                                    $  1,500     $  1,538
                                                                        --------
  REAL ESTATE INVESTMENT TRUSTS - 2.5%
     Boston Properties
       5.000%, 06/01/15                                       5,500        5,262
  EOP Operating
       6.800%, 01/15/09                                       5,500        5,727
                                                                        --------
                                                                          10,989
                                                                        --------
  TELECOMMUNICATIONS - 2.1%
     Bell Atlantic of Maryland
       8.000%, 10/15/29                                       2,980        3,345
     New England Telephone & Telegraph
       7.875%, 11/15/29                                       5,625        6,235
                                                                        --------
                                                                           9,580
                                                                        --------
  UTILITIES - 5.9%
     Arkansas Electric Cooperative
       7.330%, 06/30/08                                       2,224        2,268
     Baltimore Gas & Electric, MTN, Ser G
       5.780%, 10/01/08                                       4,000        4,065
     Consolidated Edison of New York, Ser G
       7.000%, 03/01/29                                       1,250        1,302
     FPL Group Capital
       7.625%, 09/15/06                                       5,000        5,075
     Kinder Morgan
       7.250%, 03/01/28                                       5,600        6,230
     Oklahoma Gas & Electric
       6.650%, 07/15/27                                       2,500        2,731
     Virginia Electric & Power, Ser A
       4.750%, 03/01/13                                       5,000        4,797
                                                                        --------
                                                                          26,468
                                                                        --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $189,645)                                                   194,719
                                                                        --------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 34.1%
--------------------------------------------------------------------------------
  FHLMC
     6.500%, 11/01/09                                         1,327        1,355
     6.000%, 10/01/09                                         1,724        1,746
     6.000%, 06/01/13                                         2,032        2,071
     6.000%, 09/01/13                                         1,838        1,873
     6.000%, 09/01/17                                         4,469        4,555
     6.000%, 11/01/17                                         1,220        1,244
     5.500%, 03/01/17                                         1,205        1,213
     5.000%, 07/01/35                                         5,790        5,592

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -
  (CONTINUED)
--------------------------------------------------------------------------------
  FHLMC -- (continued)
     4.000%, 04/01/18                                      $  5,738     $  5,464
     4.000%, 06/01/19                                        12,466       11,864
  FHLMC, CMO REMIC, Ser 1666, Cl J
     6.250%, 01/15/24                                         2,000        2,060
  FHLMC, CMO REMIC, Ser 2663, Cl QK
     3.500%, 04/15/17                                         4,778        4,741
  FNMA
     8.500%, 05/01/25                                            41           45
     8.000%, 08/01/24                                             8            8
     8.000%, 09/01/24                                             1            1
     8.000%, 07/01/26                                            53           57
     8.000%, 06/01/30                                            45           48
     7.500%, 12/01/26                                           349          367
     7.000%, 02/01/09                                           628          636
     7.000%, 12/01/10                                         1,357        1,382
     7.000%, 05/01/30                                            89           93
     6.500%, 12/01/07                                            98           99
     6.500%, 04/01/14                                         1,131        1,162
     6.500%, 03/01/24                                            87           90
     6.500%, 01/01/26                                            39           40
     6.500%, 05/01/26                                            72           74
     6.500%, 01/01/28                                            40           41
     6.500%, 03/01/28                                            42           43
     6.500%, 04/01/28                                           351          361
     6.500%, 01/01/29                                         1,211        1,246
     6.500%, 06/01/29                                         1,399        1,439
     6.500%, 07/01/29                                           648          667
     6.500%, 08/01/29                                           286          294
     6.500%, 05/01/30                                           895          921
     6.000%, 05/01/09                                            25           25
     6.000%, 09/01/10                                           117          119
     6.000%, 05/01/11                                           107          109
     6.000%, 01/01/12                                            59           60
     6.000%, 03/01/13                                           200          204
     6.000%, 08/01/14                                         5,343        5,456
     6.000%, 10/01/16                                         1,548        1,583
     6.000%, 11/01/17                                         3,496        3,573
     6.000%, 12/01/27                                           133          135
     6.000%, 07/01/28                                           631          639
     6.000%, 08/01/28                                           168          170
     6.000%, 10/01/28                                           376          381
     6.000%, 12/01/28                                         2,916        2,952
     5.500%, 01/01/17                                           786          791
     5.500%, 02/01/17                                           523          526
     5.500%, 12/01/17                                         4,026        4,054

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

66                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -
  (CONTINUED)
--------------------------------------------------------------------------------
  FNMA -- (continued)
       5.500%, 04/01/35                                    $  4,588     $  4,541
       5.000%, 01/01/09                                       1,285        1,274
       5.000%, 11/01/17                                       5,028        4,978
       5.000%, 02/01/18                                       5,473        5,416
       5.000%, 03/01/34                                       3,335        3,234
       5.000%, 08/01/34                                       4,706        4,557
       5.000%, 07/01/35                                       6,059        5,856
       4.500%, 04/01/18                                      28,575       27,817
       4.500%, 07/01/20                                       9,677        9,419
  FNMA, CMO REMIC, Ser 1993-140, Cl H
       6.500%, 03/25/13                                         159          159
  FNMA, CMO REMIC, Ser 2003-25, Cl CD
       3.500%, 03/25/17                                       7,105        6,823
  GNMA
       8.000%, 04/15/17                                          41           44
       8.000%, 05/15/17                                          20           21
       8.000%, 11/15/26                                         435          466
       8.000%, 12/15/26                                         165          177
       7.500%, 05/15/23                                         147          156
       7.500%, 01/15/24                                         129          137
       7.500%, 02/15/24                                         120          127
       7.500%, 09/15/25                                           9           10
       7.500%, 02/15/27                                          26           27
       7.500%, 06/15/27                                          58           61
       7.500%, 07/15/27                                          18           19
       7.500%, 08/15/27                                          88           93
       7.000%, 01/15/24                                          55           58
       7.000%, 04/15/24                                          85           90
       6.500%, 06/15/23                                         168          177
       6.500%, 12/15/23                                         133          140
       6.500%, 01/15/24                                          27           28
       6.500%, 02/15/24                                         128          134
       6.500%, 10/15/25                                          62           65
       6.500%, 04/15/26                                         123          129
       6.500%, 01/15/29                                         483          507
       6.500%, 05/15/29                                       1,188        1,245
       6.500%, 06/15/29                                          97          101
       6.500%, 11/15/29                                          22           23
       6.000%, 07/15/28                                         178          183
       6.000%, 08/15/28                                         159          163
       6.000%, 09/15/28                                         570          585
                                                                        --------
  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
       BACKED OBLIGATIONS
       (Cost $154,209)                                                   152,709
                                                                        --------

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS - 14.7%
--------------------------------------------------------------------------------
     U.S. Treasury Bonds (A)
       8.750%, 08/15/20                                    $  3,300     $  4,685
       8.125%, 08/15/19                                      12,500       16,739
       7.250%, 05/15/16                                      16,100       19,554
       7.125%, 02/15/23                                       4,000        5,103
     U.S. Treasury Inflation Index Note (A)
       3.000%, 07/15/12                                      18,688       19,899
                                                                        --------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $59,757)                                                     65,980
                                                                        --------

--------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES - 6.5%
--------------------------------------------------------------------------------
     CenterPoint Energy Transition Bond II,
       Ser A-3
       5.090%, 08/01/15                                       6,175        6,175
     MBNA Master Credit Card Trust,
       Ser 2000-L, Cl A
       6.500%, 04/15/10                                       7,000        7,205
     MBNA Master Credit Card Trust,
       Ser 2005-A7, Cl A7
       4.300%, 02/15/11                                       5,500        5,423
     Pacific Gas, Ser 1997-1, Cl A7
       6.420%, 09/25/08                                       1,915        1,926
     PG&E Energy Recovery Funding,
       Ser 2005-2, Cl A2
       5.030%, 03/25/14                                       5,600        5,618
     USAA Auto Owner Trust,
       Ser 2004-1, Cl A3
       2.060%, 04/15/08                                       2,911        2,878
                                                                        --------
     TOTAL ASSET-BACKED SECURITIES
       (Cost $29,098)                                                     29,225
                                                                        --------

--------------------------------------------------------------------------------
  MASTER NOTES - 6.2%
--------------------------------------------------------------------------------
     Bank of America (B)
       4.580%, 02/01/06                                      17,500       17,500
     Bear Stearns (B)
       4.650%, 02/01/06                                       7,500        7,500
     JPMorgan Chase (B)
       4.580%, 02/01/06                                       2,500        2,500
                                                                        --------
     TOTAL MASTER NOTES
       (Cost $27,500)                                                     27,500
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKSFUNDS.COM                          67

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

BOND FUND (CONTINUED)

-------------------------------------------------------------------------------
Description                                        Par (000)/Shares  Value(000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  COMMERCIAL PAPER - 2.2%
-------------------------------------------------------------------------------
     Four Winds Funding (B)
       4.551%, 02/01/06                                    $  5,000   $   4,999
     Morgan Stanley (B)
       4.580%, 02/15/06                                       5,000       5,000
                                                                      ---------
  TOTAL COMMERCIAL PAPER
       (Cost $9,999)                                                      9,999
                                                                      ---------

-------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATION - 0.3%
-------------------------------------------------------------------------------
     FNMA
       5.000%, 01/15/07                                       1,500       1,502
                                                                      ---------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
       (Cost $1,532)                                                      1,502
                                                                      ---------

-------------------------------------------------------------------------------
  COMMON STOCK - 0.0%
-------------------------------------------------------------------------------
  RETAIL - 0.0%
     Kmart Holding Corporation
       (Escrow Cusip)                                    10,000,000          --
                                                                      ---------
     TOTAL COMMON STOCK
       (Cost $--)                                                            --
                                                                      ---------

-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 6.6%
-------------------------------------------------------------------------------
     Bear Stearns
       4.56%, dated 01/31/06, matures on
       02/01/06, repurchase price $15,001,900
       (collateralized by a mortgage
       obligation, par value $16,006,000,
       6.00%, 01/25/36, total market
       value $15,750,107) (B)                              $ 15,000      15,000
     Bear Stearns
       4.60%, dated 01/31/06, matures on
       02/01/06, repurchase price $4,000,507
       (collateralized by a mortgage
       obligation, par value $4,268,267,
       6.00%, 01/25/36, total market
       value $4,200,028) (B)                                  4,000       4,000

-------------------------------------------------------------------------------
Description                                               Par (000) Value (000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - (CONTINUED)
-------------------------------------------------------------------------------
     Credit Suisse Securities
       4.39%, dated 01/31/06, matures on
       02/01/06, repurchase price $8,938,469
       (collateralized by a U.S. Treasury
       Note, par value $9,110,000,
       4.375%, 12/31/07, total market
       value $9,119,535)                                   $  8,937   $   8,937
     Lehman Brothers
       4.57%, dated 01/31/06, matures on
       02/01/06, repurchase price $1,689,796
       (collateralized by a mortgage
       obligation, par value $1,827,195,
       5.69%, 10/13/37, total market
       value $1,774,376) (B)                                  1,690       1,690
                                                                      ---------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $29,627)                                                    29,627
                                                                      ---------
  TOTAL INVESTMENTS - 114.1%
     (Cost $501,367)                                                    511,261
                                                                      ---------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (15.2)%                (68,188)
     PAYABLE FOR FUND SHARES REDEEMED -- (0.1)%                            (253)
     OTHER ASSETS AND LIABILITIES, NET -- 1.2%@                           5,232
                                                                      ---------
  TOTAL OTHER ASSETS AND LIABILITIES - (14.1)%                          (63,209)
                                                                      ---------
  NET ASSETS -- 100.0%                                                $ 448,052
                                                                      =========

-------------------------------------------------------------------------------
  NET ASSETS:
-------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized -- no par value)                         $ 448,323
     Distributions in excess of net investment income                      (411)
     Accumulated net realized loss on investments                        (9,754)
     Net unrealized appreciation on investments                           9,894
                                                                      ---------
  NET ASSETS                                                          $ 448,052
                                                                      =========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

68                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                                Value
--------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE - FIDUCIARY SHARES
    ($400,801,478 / 37,932,424 SHARES)                                    $10.57
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE - CLASS A SHARES (E)
    ($39,646,230 / 3,798,975 SHARES)                                      $10.44
                                                                          ======
MAXIMUM OFFERING PRICE PER SHARE -
    CLASS A SHARES ($10.44 / 97.75%)                                      $10.68
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE - CLASS B SHARES (E)
    ($7,576,140 / 728,627 SHARES)                                         $10.40
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE - CLASS C SHARES (E)
    ($28,607 / 2,756 SHARES)                                              $10.38
                                                                          ======

--------------------------------------------------------------------------------
@ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A LISTING OF AFFILIATED PAYABLES.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JANUARY 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2006 WAS $66,529,714.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2006.
(D) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".
(E)   CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE
      NOTE 2 IN NOTES TO FINANCIAL STATEMENTS). CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKSFUNDS.COM                          69

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

SHORT TERM BOND FUND

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 28.1%
--------------------------------------------------------------------------------
     FHLMC
       6.000%, 01/01/13                                    $    163     $    167
       6.000%, 09/01/13                                          93           94
       6.000%, 05/01/14                                         413          420
       6.000%, 10/01/16                                         381          388
       5.500%, 03/01/17                                         381          383
       5.500%, 12/01/17                                          37           37
       5.500%, 02/01/18                                         389          392
       5.500%, 11/01/18                                          33           34
       5.000%, 10/01/18                                       1,020        1,010
     FHLMC, CMO REMIC, Ser 2722, Cl PA
       4.000%, 02/15/21                                         482          476
     FHLMC, CMO REMIC, Ser 2743, Cl NL
       3.000%, 05/15/23                                         690          671
     FNMA
       8.000%, 06/01/30                                          13           14
       8.000%, 11/01/30                                           8            8
       6.500%, 06/01/16                                          64           65
       6.500%, 11/01/16                                         120          124
       6.500%, 02/01/17                                          50           51
       6.500%, 04/01/17                                         171          176
       6.000%, 04/01/16                                         628          641
       6.000%, 06/01/16                                          81           83
       5.500%, 09/01/14                                       1,014        1,023
       5.500%, 12/01/16                                         164          165
       5.500%, 09/01/17                                       1,204        1,212
       5.500%, 10/01/17                                         236          238
       5.500%, 11/01/17                                         419          421
       5.500%, 12/01/17                                         214          216
       5.500%, 02/01/18                                          27           27
       5.500%, 04/01/18                                          57           57
       5.500%, 10/01/18                                          76           76
       5.000%, 07/01/14                                         147          146
       5.000%, 05/01/18                                          64           63
       5.000%, 06/01/18                                         239          237
                                                                        --------
     TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
       BACKED OBLIGATIONS
       (Cost $9,219)                                                       9,115
                                                                        --------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - 27.3%
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 3.0%
     Comcast Cable Communication
       6.200%, 11/15/08                                         300          307
     TCI Communications
       6.875%, 02/15/06                                         179          179
     Time Warner Entertainment
       7.250%, 09/01/08                                         300          313

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - (CONTINUED)
     Walt Disney, Ser B
       6.750%, 03/30/06                                    $    175     $    176
                                                                        --------
                                                                             975
                                                                        --------
  CONSUMER STAPLES - 2.7%
     General Mills
       5.125%, 02/15/07                                         250          250
     Kellogg
       2.875%, 06/01/08                                         295          281
     Safeway
       6.150%, 03/01/06                                         175          175
     Wal-Mart Stores
        5.450%, 08/01/06                                        175          176
                                                                        --------
                                                                             882
                                                                        --------
  FINANCIALS - 11.7%
     American General Finance, MTN, Ser G
       5.750%, 03/15/07                                         250          252
     CIT Group
       4.000%, 05/08/08                                         300          293
     Citigroup
       5.750%, 05/10/06                                         175          175
     FleetBoston Financial
       4.875%, 12/01/06                                         250          250
     General Electric Capital, MTN, Ser A
       4.250%, 01/15/08                                         500          494
     Golden West Financial
       4.125%, 08/15/07                                         205          203
     John Deere Capital MTN
       3.375%, 10/01/07                                         300          292
     Lehman Brothers Holdings
       8.500%, 05/01/07                                         250          260
     Mellon Bank
       7.000%, 03/15/06                                         175          175
     Morgan Stanley
       5.800%, 04/01/07                                         250          251
     SLM, MTN, Ser A
       3.500%, 09/30/06                                         215          213
     Toyota Motor Credit MTN
       5.650%, 01/15/07                                         250          252
     U.S. Bancorp
       6.875%, 09/15/07                                         227          234
     Wachovia
       4.950%, 11/01/06                                         200          200
     Wells Fargo
       5.125%, 02/15/07                                         250          250
                                                                        --------
                                                                           3,794
                                                                        --------

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

70                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Par(000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
  HEALTH CARE - 0.5%
     Merck
       5.250%, 07/01/06                                    $    160     $    160
                                                                        --------
  INDUSTRIALS - 2.5%
     McDonnell Douglas
       6.875%, 11/01/06                                         200          203
     Raytheon
       6.750%, 08/15/07                                         250          255
     Union Pacific
       6.400%, 02/01/06                                         166          166
     Waste Management
       7.000%, 10/15/06                                         175          177
                                                                        --------
                                                                             801
                                                                        --------
  INFORMATION TECHNOLOGY - 1.6%
     Hewlett-Packard
       5.500%, 07/01/07                                         250          252
     International Business Machines
       6.450%, 08/01/07                                         250          255
                                                                        --------
                                                                             507
                                                                        --------
  REAL ESTATE INVESTMENT TRUST - 1.0%
     EOP Operating
       7.750%, 11/15/07                                         300          313
                                                                        --------
  TELECOMMUNICATIONS - 1.3%
     AT&T
       7.750%, 03/01/07                                         250          257
       5.750%, 05/02/06                                         175          175
                                                                        --------
                                                                             432
                                                                        --------
  UTILITIES - 3.0%
     Consolidated Edison of New York, Ser 98-A
       6.250%, 02/01/08                                         300          307
     FPL Group Capital
       7.625%, 09/15/06                                         200          203
     Ohio Edison
       4.000%, 05/01/08                                         300          292
     Virginia Electric & Power, Ser A
       5.750%, 03/31/06                                         175          175
                                                                        --------
                                                                             977
                                                                        --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $8,942)                                                       8,841
                                                                        --------

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.3%
--------------------------------------------------------------------------------
     FHLMC
       6.375%, 08/01/11                                    $    100     $    100
       5.500%, 07/15/06                                         750          753
       3.500%, 09/15/07 (A)                                   1,000          980
     FNMA
       5.000%, 01/15/07                                       1,500        1,502
       3.875%, 07/15/08                                       1,000          979
       3.250%, 11/15/07                                       1,000          974
                                                                        --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $5,352)                                                       5,288
                                                                        --------

--------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES - 14.4%
--------------------------------------------------------------------------------
     American Express Credit Account
       Master Trust, Ser 2003-4, Cl A
       1.690%, 01/15/09                                         500          494
     CenterPoint Energy Transition Bond
       II, Ser A-1
       4.840%, 02/01/11                                         500          500
     Citibank Credit Card Issuance Trust,
       Ser 2001-A6, Cl A6
       5.650%, 06/16/08                                         500          501
     Citibank Credit Card Issuance Trust,
       Ser 2002-A1, Cl A1
       4.950%, 02/09/09                                         275          275
     Citibank Credit Card Issuance Trust,
       Ser 2004-A4, Cl A4
       3.200%, 08/24/09                                         200          195
     Comed Transitional Funding Trust,
       Ser 1998-1, Cl A6
       5.630%, 06/25/09                                         335          336
     MBNA Master Credit Card Trust,
       Ser 2000-L, Cl A
       6.500%, 04/15/10                                         500          515
     MBNA Master Credit Card Trust,
       Ser 2001-A1, Cl A1
       5.750%, 10/15/08                                         325          326
     MBNA Master Credit Card Trust,
       Ser 2003-A11, Cl A11
       3.650%, 03/15/11                                         500          485
     Peco Energy Transition Trust,
       Ser 1999-A, Cl A6
       6.050%, 03/01/09                                         160          161
     PG&E Energy Recovery Funding Trust,
       Ser 2005-1, Cl A2
       3.870%, 06/25/11                                         500          490
     TXU Electric Delivery Transition Trust,
       Ser 2004-1, Cl A1
       3.520%, 11/15/11                                         385          375
                                                                        --------
     TOTAL ASSET-BACKED SECURITIES
       (Cost $4,714)                                                       4,653
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           71

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

SHORT TERM BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                       Par (000)/Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS - 12.3%
--------------------------------------------------------------------------------
     U.S. Treasury Inflation Index Note (A)
       3.875%, 01/15/09                                   $  1,205     $  1,275
     U.S. Treasury Notes
       6.125%, 08/15/07 (A)                                    500          512
       3.000%, 11/15/07 (A)                                  1,000          974
       2.625%, 11/15/06 (A)                                  1,000          985
       2.375%, 08/31/06                                        225          222
                                                                       --------
  TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $4,053)                                                      3,968
                                                                       --------

--------------------------------------------------------------------------------
  MASTER NOTE - 3.1%
--------------------------------------------------------------------------------
     Bear Stearns (B)
       4.650%, 02/01/06                                      1,000        1,000
                                                                       --------
     TOTAL MASTER NOTE
       (Cost $1,000)                                                      1,000
                                                                       --------

--------------------------------------------------------------------------------
  COMMERCIAL PAPER - 3.1%
--------------------------------------------------------------------------------
     Morgan Stanley (B)
       4.580%, 02/15/06                                      1,000        1,000
                                                                       --------
     TOTAL COMMERCIAL PAPER
       (Cost $1,000)                                                      1,000
                                                                       --------

--------------------------------------------------------------------------------
  REGULATED INVESTMENT COMPANIES (C) - 0.0%
--------------------------------------------------------------------------------
     Dreyfus Cash Management, 4.17%                             13           --
     Fidelity Institutional Money
       Management, 4.29%                                        13           --
                                                                       --------
     TOTAL REGULATED INVESTMENT COMPANIES
       (Cost $--)                                                            --
                                                                       --------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 10.7%
--------------------------------------------------------------------------------
     Credit Suisse Securities
       4.39%, dated 01/31/06, matures on
       02/01/06, repurchase price $1,198,282
       (collateralized by a U.S. Treasury
       Note, par value $1,225,000,
       4.375%, 12/31/07, total market
       value $1,226,282)                                     1,198        1,198
     Lehman Brothers
       4.57%, dated 01/31/06, matures on
       02/01/06, repurchase price $2,280,735
       (collateralized by a mortgage
       obligation, par value $2,466,183,
       5.69%, 10/13/37, total market
       value $2,394,893) (B)                                 2,280        2,280
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $3,478)                                                      3,478
                                                                       --------
     TOTAL INVESTMENTS - 115.3%
       (Cost $37,758)                                                    37,343
                                                                       --------

--------------------------------------------------------------------------------
Description                                                         Value (000)*
--------------------------------------------------------------------------------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (13.2)%               $ (4,280)
     PAYABLE FOR INVESTMENT SECURITIES PURCHASED -- (2.9)%                 (939)
     PAYABLE FOR FUND SHARES REDEEMED -- (0.2)%                             (54)
     OTHER ASSETS AND LIABILITIES, NET -- 1.0%@                             308
                                                                       --------
  TOTAL OTHER ASSETS AND LIABILITIES - (15.3)%                           (4,965)
                                                                       --------
  NET ASSETS -- 100.0%                                                 $ 32,378
                                                                       ========

--------------------------------------------------------------------------------
  NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized -- no par value)                          $ 32,830
     Distribution in excess of net investment income                         (1)
     Accumulated net realized loss on investments                           (36)
     Net unrealized depreciation on investments                            (415)
                                                                       --------
  NET ASSETS                                                           $ 32,378
                                                                       ========
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($28,322,539 / 2,894,306 SHARES)                                  $   9.79
                                                                       ========
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (D)
     ($1,259,569 / 128,693 SHARES)                                     $   9.79
                                                                       ========
  MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($9.79 / 97.75%)
                                                                       $  10.02
                                                                       ========
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS C SHARES (D)
     ($2,795,900 / 283,267 SHARES)                                     $   9.87
                                                                       ========

--------------------------------------------------------------------------------
*     VALUES ARE PRESENTED IN THOUSANDS EXCEPT FOR PER SHARE DATA.
@ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A LISTING OF AFFILIATED PAYABLES/RECEIVABLES.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JANUARY 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2006 WAS $4,198,411.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2006.
(D)   CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE
      NOTE 2 IN NOTES TO FINANCIAL STATEMENTS). CLASS C HAS A CONTINGENT DEFERRED SALES CHARGE (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES
AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED
 TO $0.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

72                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

100% U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  U.S. TREASURY BILLS* - 93.8%
--------------------------------------------------------------------------------
     U.S. Treasury Bills
       3.858%, 02/09/06                                 $  23,477     $  23,457
       4.088%, 02/16/06                                    24,185        24,144
       4.177%, 02/23/06                                    50,000        49,874
       3.954%, 03/09/06                                    38,614        38,465
       3.942%, 03/16/06                                   327,955       326,447
       3.984%, 03/23/06                                   149,335       148,528
       4.128%, 04/06/06                                    89,419        88,779
       4.311%, 04/13/06                                    36,741        36,436
                                                                      ---------
     TOTAL U.S. TREASURY BILLS
       (Cost $736,130)                                                  736,130
                                                                      ---------

--------------------------------------------------------------------------------
  U.S. TREASURY NOTE - 6.3%
--------------------------------------------------------------------------------
     U.S. Treasury Note
       1.625%, 02/28/06                                    50,000        49,913
                                                                      ---------
     TOTAL U.S. TREASURY NOTE
       (Cost $49,913)                                                    49,913
                                                                      ---------
  TOTAL INVESTMENTS - 100.1%
     (Cost $786,043)                                                    786,043
                                                                      ---------
     INCOME DISTRIBUTION PAYABLE -- (0.1)%                                 (962)
     OTHER ASSETS AND LIABILITIES, NET -- (0.0)%@                          (229)
                                                                      ---------
  TOTAL OTHER ASSETS AND LIABILITIES - (0.1)%                            (1,191)
                                                                      ---------
  NET ASSETS -- 100.0%                                                $ 784,852
                                                                      =========

--------------------------------------------------------------------------------
Description                                                        Value (000)**
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized -- no par value)                         $ 785,037
     Accumulated net realized loss on investments                          (185)
                                                                      ---------
  NET ASSETS                                                          $ 784,852
                                                                      =========
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($363,584,882 / 363,686,062 SHARES)                              $    1.00
                                                                      =========
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($129,745,859 / 129,772,337 SHARES)                              $    1.00
                                                                      =========
  NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS S SHARES
     ($291,521,687 / 291,582,022 SHARES)                              $    1.00
                                                                      =========

--------------------------------------------------------------------------------
 *    RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT DATE OF
      PURCHASE
**    VALUES ARE PRESENTED IN THOUSANDS EXCEPT FOR PER SHARE DATA.
 @ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A LISTING OF AFFILIATED PAYABLES.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           73

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                Par(000)   Value(000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.6%
--------------------------------------------------------------------------------
     FHLB
       2.950%, 09/14/06                                    $ 25,000     $ 24,748
     FHLB (A)
       4.275%, 06/02/06                                      25,000       24,995
       4.150%, 08/02/06                                      20,000       19,994
     FHLMC, Callable 02/05/06 @ 100
       2.500%, 05/05/06                                      29,400       29,249
     FHLMC, Callable @ 100 (C)
       3.000%, 06/09/06                                       2,500        2,490
       3.000%, 06/09/06                                      12,500       12,451
     FNMA
       2.030%, 02/09/06                                       3,500        3,498
     FNMA (A)
       4.161%, 02/06/06                                      20,000       20,000
                                                                        --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $137,425)                                                  137,425
                                                                        --------

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATION - DISCOUNTED * - 7.4%
--------------------------------------------------------------------------------
     FHLB
       4.380%, 02/01/06                                      40,000       40,000
                                                                        --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATION -
       DISCOUNTED
       (Cost $40,000)                                                     40,000
                                                                        --------

--------------------------------------------------------------------------------
  VARIABLE RATE DEMAND NOTES - 9.5%
--------------------------------------------------------------------------------
     California, Milpitas Multi-Family Housing
       Revenue, Crossing, Ser A, RB,
       Guarantee FNMA (A) (B)
       4.510%, 08/15/33                                       5,600        5,600
     California, Sacramento County,
       Multi-Family Housing Development
       Authority, Deer Park Apartments,
       RB, Guarantee FNMA (A) (B)
       4.540%, 07/15/35                                       1,650        1,650
     California, Simi Valley, Mutli-Family
       Housing Revenue, Parker Ranch,
       RB, Guarantee FNMA (A) (B)
       4.540%, 07/15/36                                       1,950        1,950
     California, Statewide Community
       Development, Palms Apartments,
       Ser C, RB, Guarantee FNMA (A) (B)
       4.520%, 05/15/35                                       4,855        4,855
     New York City, Multi-Family Housing
       Development Authority, 39th Street
       Housing Development, Ser B, RB,
       Guarantee FNMA (A) (B)
       4.430%, 11/15/31                                       1,800        1,800

--------------------------------------------------------------------------------
Description                                                Par(000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
     New York City, Multi-Family Housing
       Development Authority, Ser B, RB,
       Guarantee FNMA (A) (B)
       4.400%, 08/15/32                                    $  1,400     $  1,400
     New York City, Multi-Family Housing
       Development Authority, Westport
       Development, Ser B, RB, Guarantee
       FNMA (A) (B)
       4.400%, 06/15/34                                      14,000       14,000
     New York State, Housing Finance Agency
       Revenue, Biltmore Tower Housing,
       Ser B, RB, Guarantee FNMA (A) (B)
       4.430%, 05/15/34                                       5,150        5,150
     New York State, Housing Finance Agency
       Revenue, South Cove, Ser B, RB,
       Guarantee FHLMC (A) (B)
       4.460%, 11/01/30                                       1,700        1,700
     New York State, Housing Finance Agency
       Revenue, Worth Street, Ser A, RB,
       Guarantee FNMA (A) (B)
       4.460%, 05/15/33                                         600          600
     Pennsylvania, Montgomery County,
       Redevelopment Authority, Kingswood
       Apartments, Ser A, RB, Guarantee
       FNMA (A) (B)
       4.490%, 08/15/31                                       8,505        8,505
     Washington State, Housing Finance
       Authority, Bridgewood Project, Ser B,
       RB, Guarantee FNMA (A) (B)
       4.530%, 09/01/34                                       3,835        3,835
                                                                        --------
     TOTAL VARIABLE RATE DEMAND NOTES
       (Cost $51,045)                                                     51,045
                                                                        --------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 57.5%
--------------------------------------------------------------------------------
     Barclays Capital, Inc.
       4.42%, dated 01/31/06, matures on
       02/01/06, repurchase price $25,003,069
       (collateralized by a U.S. agency
       obligation, par value $26,066,000,
       0.00%, 07/19/06, total market
       value $25,500,368)                                    25,000       25,000
     Credit Suisse Securities (USA) LLC
       4.44%, dated 01/31/06, matures on
       02/01/06, repurchase price $25,003,083
       (collateralized by various U.S. agency
       obligations, ranging in par value
       $8,702,000 - $57,245,000, 0.00% -
       7.125%, 06/21/06 - 01/15/30,
       total market value $25,500,189)                       25,000       25,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

74                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Par (000)    Value(000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
     Deutsche Bank Securities, Inc.
       4.37%, dated 01/31/06, matures on
       02/01/06, repurchase price $55,006,676
       (collateralized by a U.S. Treasury
       obligation, par value $57,365,000,
       4.00%, 11/15/12, total market
       value $56,100,577)                                $  55,000    $  55,000
     Deutsche Bank Securities, Inc.
       4.45%, dated 01/31/06, matures on
       02/01/06, repurchase price $129,172,907
       (collateralized by various U.S. agency
       obligations, ranging in par value
       $2,150,000 - $93,300,000, 0.00% -
       5.75%, 02/03/05 - 05/15/12, total
       market value $131,741,353)                          129,157      129,157
     Goldman Sachs & Co.
       4.42%, dated 01/31/06, matures on
       02/01/06, repurchase price $25,003,069
       (collateralized by various U.S. agency
       obligations, ranging in par value
       $8,772,000 - $17,004,000, 3.125% -
       3.625%, 05/04/07 - 05/15/08, total
       market value $25,500,583)                            25,000       25,000
     JP Morgan Securities, Inc.
       4.43%, dated 01/31/06, matures on
       02/01/06, repurchase price $25,003,076
       (collateralized by various U.S. agency
       obligations, ranging in par value
       $5,000 - $5,000,000, 0.00% - 5.625%,
       10/15/06 - 10/15/21, total market
       value $25,502,356)                                   25,000       25,000
     Merrill Lynch Government Securities, Inc.
       4.45%, dated 01/31/06, matures on
       02/01/06, repurchase price $25,003,090
       (collateralized by a U.S. agency obligation,
       par value $25,355,000, 5.50%, 07/15/06,
       total market value $25,500,327)                      25,000       25,000
                                                                      ---------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $309,157)                                                  309,157
                                                                      ---------
  TOTAL INVESTMENTS - 100.0%
     (Cost $537,627)                                                    537,627
                                                                      ---------
     INCOME DISTRIBUTION PAYABLE -- (0.2)%                               (1,208)
     OTHER ASSETS AND LIABILITIES, NET -- 0.2%@                           1,020
                                                                      ---------
  TOTAL OTHER ASSETS AND LIABILITIES - (0.0)%                              (188)
                                                                      ---------
  NET ASSETS -- 100.0%                                                $ 537,439
                                                                      =========

--------------------------------------------------------------------------------
Description                                                        Value (000)**
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized -- no par value)                         $ 537,475
     Distributions in excess of net investment income                        (1)
     Accumulated net realized loss on investments                           (35)
                                                                      ---------
  NET ASSETS                                                          $ 537,439
                                                                      =========
NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($393,338,377 / 393,401,021 SHARES)                              $    1.00
                                                                      =========
NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($30,345,475 / 30,351,481 SHARES)                                $    1.00
                                                                      =========
NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS B SHARES (D)
     ($1,053,394 / 1,053,636 SHARES)                                  $    1.00
                                                                      =========
NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS C SHARES
     ($10,765 / 10,764 SHARES)                                        $    1.00
                                                                      =========
NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS S SHARES
     ($112,690,700 / 112,656,590 SHARES)                              $    1.00
                                                                      =========

--------------------------------------------------------------------------------
 * RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT DATE OF PURCHASE
**    VALUES ARE PRESENTED IN THOUSANDS EXCEPT FOR PER SHARE DATA.
@ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A LISTING OF AFFILIATED PAYABLES.
(A) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 2006.
(B) DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.
(C)   SECURITY IS CONTINUOUSLY CALLABLE @ 100 WITH 5 BUSINESS DAYS NOTICE.
(D) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC -- LIMITED LIABILITY COMPANY
RB -- REVENUE BOND
SER -- SERIES

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           75

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

----------------------------------------------------------------------------------
Description                                                Par(000)     Value (000)
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
  COMMERCIAL PAPER - DISCOUNTED * - 50.0%
----------------------------------------------------------------------------------
  ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS - 21.3%
     Bavaria TRR Corp. (B)
       4.568%, 02/14/06                                    $100,000     $   99,835
     Bavaria Universal Funding Corp. (B)
       4.461%, 02/15/06                                     150,000        149,741
     Cedar Springs Capital Co. (B)
       4.286%, 02/08/06                                      34,683         34,654
       4.427%, 03/02/06                                      73,583         73,323
       4.448%, 03/06/06                                      28,165         28,051
       4.468%, 03/14/06                                      25,000         24,874
     Galaxy Funding Inc. (B)
       4.510%, 02/01/06                                      50,000         50,000
       4.265%, 02/06/06                                      40,000         39,977
       4.266%, 02/07/06                                      25,000         24,982
     Giro Balanced Funding Corp. (B)
       4.454%, 02/13/06                                      30,000         29,956
     Ivory Funding Corp. (B)
       4.348%, 02/21/06                                      38,786         38,693
     Lake Constance Funding LLC (B)
       4.464%, 03/06/06                                      50,000         49,798
       4.480%, 03/15/06                                      50,600         50,339
                                                                        ----------
                                                                           694,223
                                                                        ----------
  ASSET-BACKED SECURITY - GOVERNMENT - 1.2%
     Govco, Inc. (B)
       4.317%, 02/17/06                                      40,000         39,924
                                                                        ----------
  ASSET-BACKED SECURITY - TRADE RECEIVABLES - 19.6%
     Apreco LLC (B)
       4.504%, 03/20/06                                      50,000         49,708
     Atlantic Asset Securitization Corp. (B)
       4.500%, 02/01/06                                     120,000        120,000
       4.513%, 03/16/06                                      29,862         29,702
     Compass Securitization LLC (B)
       4.401%, 02/07/06                                      41,640         41,610
       4.326%, 02/15/06                                      22,250         22,213
     Crown Point Capital Co. (B)
       4.490%, 02/01/06                                      85,000         85,000
     Legacy Capital LLC (B)
       4.303%, 02/09/06                                     150,000        149,858
     Lexington Parker Capital Co. LLC (B)
       4.347%, 02/06/06                                      75,000         74,955
       4.327%, 02/16/06                                      25,559         25,513
       4.572%, 04/19/06                                      41,164         40,766
                                                                        ----------
                                                                           639,325
                                                                        ----------
  BANKING - 5.2%
     Deutsche Bank Financial LLC
       4.480%, 02/01/06                                      20,000         20,000

----------------------------------------------------------------------------------
Description                                                Par (000)   Value (000)
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
  COMMERCIAL PAPER - DISCOUNTED * - (CONTINUED)
----------------------------------------------------------------------------------
  BANKING - (CONTINUED)
     Picaros Funding LLC, Guarantee:
       KBC Bank N.V. (B)
       4.348%, 02/22/06                                    $100,000     $   99,749
       4.551%, 04/11/06                                      50,000         49,569
                                                                        ----------
                                                                           169,318
                                                                        ----------
  INSURANCE - 0.6%
     Aquinas Funding LLC,
     Guarantee: MBIA (B)
       4.253%, 02/02/06                                      18,000         17,998
                                                                        ----------
  MULTIPLE INDUSTRY - 2.1%
     General Electric Co.
       4.470%, 02/01/06                                      70,000         70,000
                                                                        ----------
     TOTAL COMMERCIAL PAPER - DISCOUNTED
       (Cost $1,630,788)                                                 1,630,788
                                                                        ----------

----------------------------------------------------------------------------------
  CERTIFICATES OF DEPOSIT - DOMESTIC - 14.1%
----------------------------------------------------------------------------------
     Citibank N.A
       4.275%, 02/14/06                                      50,000         50,000
       4.350%, 02/27/06                                      50,000         50,000
       4.405%, 03/06/06                                      40,000         40,000
     HSBC Bank USA
       4.265%, 02/10/06                                     130,000        130,000
       4.260%, 02/10/06                                      40,000         40,000
     Wilmington Trust Company
       4.310%, 02/02/06                                     100,000        100,000
       4.420%, 03/08/06                                      50,000         50,000
                                                                        ----------
     TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC
       (Cost $460,000)                                                     460,000
                                                                        ----------

----------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS (MEDIUM TERM NOTES) - 11.3%
----------------------------------------------------------------------------------
  ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS - 3.1%
     Liberty Lighthouse U.S. Capital Corp. (A) (B)
       4.360%, 06/06/06                                     100,000         99,993
                                                                        ----------
  BANKING - 2.7%
     Nationwide Building Society (A) (B) (C)
       4.449%, 01/05/07                                      40,000         40,000
       4.579%, 01/26/07                                      50,000         50,000
                                                                        ----------
                                                                            90,000
                                                                        ----------
  BROKERAGE - 1.5%
     Morgan Stanley & Co. (A) (C)
       4.610%, 02/27/07                                      50,000         50,000
                                                                        ----------

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

76                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS (MEDIUM TERM NOTES) - (CONTINUED)
--------------------------------------------------------------------------------
  FINANCIAL SERVICES - 0.9%
     American Express Credit Corp. (A) (B) (C)
       4.540%, 02/20/07                                    $ 30,000     $ 30,000
                                                                        --------
  INSURANCE - 0.5%
     Meridian Funding Co. LLC, Guarantee
       MBIA (A) (B) (C) (D)
       4.710%, 02/28/07                                      15,680       15,680
                                                                        --------
  MULTIPLE INDUSTRY - 2.6%
     General Electric Capital Corp. (A) (C)
       4.519%, 02/09/07                                      60,000       60,000
       4.570%, 02/16/07                                      24,000       24,000
                                                                        --------
                                                                          84,000
                                                                        --------
     TOTAL CORPORATE OBLIGATIONS (MEDIUM TERM NOTES)
       (Cost $369,673)                                                   369,673
                                                                        --------

--------------------------------------------------------------------------------
  CERTIFICATES OF DEPOSIT - YANKEE - 10.1%
--------------------------------------------------------------------------------
     Credit Suisse First Boston NY
       4.485%, 04/04/06                                      60,000       60,000
     Credit Suisse First Boston NY (A)
       4.440%, 05/17/06                                      50,000       50,000
       4.320%, 05/17/06                                      50,000       50,000
     Natexis Banques Populair NY
       4.310%, 02/01/06                                      70,000       70,000
       4.550%, 05/10/06                                     100,000      100,000
                                                                        --------
     TOTAL CERTIFICATES OF DEPOSIT - YANKEE
        (Cost $330,000)                                                  330,000
                                                                        --------

--------------------------------------------------------------------------------
  VARIABLE RATE DEMAND NOTES (A) (E) (F) - 8.6%
--------------------------------------------------------------------------------
  BANKING - 2.9%
     Alaska State, Four Dam Pool, Ser B, RB
       4.520%, 07/01/26                                       8,300        8,300
     Bernalillo County, New Mexico, Industrial
       Revenue, Tempur Production, Ser A, RB
       4.470%, 09/01/30                                       6,000        6,000
     D&I Properties LLC
        4.510%, 11/01/34                                      1,265        1,265
     Holland-Sheltair Av Funding
        4.500%, 05/01/35                                      7,820        7,820
     Missouri State, Development Finance
        Board Infrastructure, RB
        4.470%, 10/01/34                                      9,500        9,500
     New Belgium Brewery Co.
        4.670%, 07/01/15                                      2,890        2,890
     North Texas Higher Education Authority,
        Student Loan Revenue, RB
        4.460%, 06/01/45                                     50,300       50,300

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  VARIABLE RATE DEMAND NOTES (A) (E) (F) - (CONTINUED)
--------------------------------------------------------------------------------
     Stephens & Stephens XII LLC
       4.510%, 01/01/35                                    $  2,700     $  2,700
     Washington State, Housing Finance
       Community, Multi-Family Housing,
       The Lodge at Eagle Ridge, Ser B, RB
       4.530%, 08/01/41                                       4,065        4,065
                                                                        --------
                                                                          92,840
                                                                        --------
  INSURANCE - 5.7%
     California State, Housing Finance
       Agency, Ser K
       4.460%, 08/01/31                                      82,945       82,945
     Connecticut State, Housing Finance
       Authority, RB
       4.400%, 11/15/16                                       4,600        4,600
     Florida State, Housing Finance
       Agency Revenue, Affordable
       Housing, Ser A, RB
       4.480%, 01/01/47                                      41,500       41,500
     North Carolina State, Education
       Assistance Authority, Student Loan,
       Ser A-5, RB
       4.540%, 09/01/35                                       4,350        4,350
     North Carolina State, Education
       Assistance Authority, Student Loan,
       Ser A-6, RB
       4.490%, 09/01/35                                       5,000        5,000
     Pasadena, California, Public
       Financing Authority, RB
       4.560%, 06/01/25                                      26,100       26,100
     Utah State, Board Regents Student
       Loan Revenue, RB
       4.460%, 11/01/44                                      21,900       21,900
                                                                        --------
                                                                         186,395
                                                                        --------
     TOTAL VARIABLE RATE DEMAND NOTES
       (Cost $279,235)                                                   279,235
                                                                        --------

--------------------------------------------------------------------------------
  COMMERCIAL PAPER - INTEREST BEARING - 5.0%
--------------------------------------------------------------------------------
  BANKING - 2.3%
     Eurohypo AG (A) (B)
       4.437%, 05/11/06                                      75,000       75,000
                                                                        --------
  BROKERAGE - 2.7%
     Goldman Sachs Group, Inc. (A) (B) (D)
       4.680%, 02/27/06                                      40,000       40,000
     Morgan Stanley & Co. (A) (D)
       4.580%, 03/24/06                                      50,000       50,000
                                                                        --------
                                                                          90,000
                                                                        --------
     TOTAL COMMERCIAL PAPER - INTEREST BEARING
       (Cost $165,000)                                                   165,000
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           77

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2006 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)

-------------------------------------------------------------------------------
Description                                          Par (000)     Value (000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  REPURCHASE AGREEMENT - 0.8%
-------------------------------------------------------------------------------
     Credit Suisse Securities (USA) LLC
       4.39%, dated 01/31/06, matures on
       02/01/06, repurchase price $26,310,182
       (collateralized by a U.S. Treasury
       obligation, par value $26,810,000,
       4.375%, 12/31/07, total market
       value $26,838,061)                            $  26,307     $    26,307
                                                                   -----------
     TOTAL REPURCHASE AGREEMENT
       (Cost $26,307)                                                   26,307
                                                                   -----------
  TOTAL INVESTMENTS - 99.9%
     (Cost $3,261,003)                                               3,261,003
                                                                   -----------
     INCOME DISTRIBUTION PAYABLE -- (0.2)%                              (5,737)
     OTHER ASSETS AND LIABILITIES, NET -- 0.3%@                          7,773
                                                                   -----------
  TOTAL OTHER ASSETS AND LIABILITIES - 0.1%                              2,036
                                                                   -----------
  NET ASSETS -- 100.0%                                             $ 3,263,039
                                                                   ===========

-------------------------------------------------------------------------------
  NET ASSETS:
-------------------------------------------------------------------------------
     Paid-in Capital
       (unlimited authorized -- no par value)                      $ 3,263,173
       Accumulated net realized loss on investments                       (134)
                                                                   -----------
  NET ASSETS                                                       $ 3,263,039
                                                                   ===========

-------------------------------------------------------------------------------
Description                                                              Value
-------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($2,143,960,140 / 2,144,651,538 SHARES)                       $      1.00
                                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A
     ($651,368,055 / 651,460,193 SHARES)                           $      1.00
                                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS S
     ($467,710,817 / 467,060,222 SHARES)                           $      1.00
                                                                   ===========

--------------------------------------------------------------------------------
* RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT DATE OF PURCHASE.
@ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A LISTING OF AFFILIATED PAYABLES.
(A) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 2006.
(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".
(C) EXTENDABLE SECURITY -- THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH PRINCIPAL CAN BE RECOVERED.
(D) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2006 WAS $105,680,000.
(E) SECURITY IS HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(F) DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.
LLC -- LIMITED LIABILITY COMPANY
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
N.A. -- NORTH AMERICA
NY -- NEW YORK
RB -- REVENUE BOND
SER -- SERIES

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

78                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - 96.2%
--------------------------------------------------------------------------------
     ABAG, Finance Authority for Non-Profit
       Corporations, Colma Bart Apartments
       Project, Ser A, RB, AMT (A) (B) (C)
       3.010%, 11/15/35                                    $  2,400     $  2,400
     ABAG, Multi-Family Housing Finance
       Authority, Non-Profit, Paragon
       Apartments, Ser A, RB, AMT (A) (B) (C)
       3.060%, 03/15/40                                       4,000        4,000
     Alameda County, Industrial Development
       Authority Revenue, Ettore Products
       Company Project, Ser A, RB,
       AMT (A) (B) (C)
       3.080%, 12/01/30                                       4,000        4,000
     Big Bear Lake, Industrial Revenue,
       Southwest Gas Corporation Project,
       Ser A, RB, AMT (A) (B) (C)
       3.060%, 12/01/28                                       7,700        7,700
     California Infrastructure & Economic
       Development, Colburn School,
       Ser A, RB (A) (B) (C)
       2.960%, 08/01/37                                       4,000        4,000
     California Infrastructure & Economic
       Development, Colburn School,
       Ser B, RB (A) (B) (C)
       2.960%, 08/01/37                                       5,500        5,500
     California Infrastructure & Economic
       Development, J Paul Getty,
       Ser A, RB (A) (B)
       2.250%, 04/01/33                                       5,000        5,000
     California Infrastructure & Economic
       Development, J Paul Getty,
       Ser B, RB (A) (B)
       2.250%, 04/01/33                                       4,000        4,000
     California Infrastructure & Economic
       Development, J Paul Getty,
       Ser C, RB (A) (B)
       2.250%, 04/01/33                                       4,500        4,500
     California Infrastructure & Economic
       Development, J Paul Getty,
       Ser D, RB (A) (B)
       2.250%, 04/01/33                                       3,000        3,000
     California School Cash Reserve Program,
       Ser A, TRAN, AMBAC Insured
       4.000%, 07/06/06                                       3,600        3,617

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     California State, Community College
       Financing Authority, Ser A, TRAN,
       FSA Insured
       4.000%, 06/30/06                                    $  6,000     $  6,033
     California State, Department of
       Water & Power, Ser B-4,
       RB (A) (B) (C)
       3.020%, 05/01/22                                       5,200        5,200
     California State, Department of
       Water & Power, Ser C-14,
       RB (A) (B) (C)
       2.960%, 05/01/22                                       9,760        9,760
     California State, Department of
       Water & Power, Ser C-18,
       RB (A) (B) (C)
       2.970%, 05/01/22                                      19,000       19,000
     California State, Department of
       Water & Power, Ser C-2, RB,
       AMBAC Insured (A) (B) (C)
       2.970%, 05/01/22                                      13,200       13,200
     California State, Department of
       Water & Power, Ser C-9,
       RB (A) (B) (C)
       2.950%, 05/01/22                                       6,000        6,000
     California State, Department of
       Water & Power, Ser G-1,
       RB (A) (B) (C)
       3.150%, 05/01/11                                       1,300        1,300
     California State, Department of
       Water & Power, Ser G-3, RB,
       FSA Insured (A) (B) (C)
       3.180%, 05/01/16                                       5,000        5,000
     California State, Department of
       Water & Power, Ser G-4, RB,
       FSA Insured (A) (B) (C)
       3.180%, 05/01/16                                       5,000        5,000
     California State, Department of
       Water & Power, Ser G-7, RB,
       FSA Insured (A) (B) (C)
       3.160%, 05/01/17                                       5,000        5,000
     California State, Economic Recovery,
       Ser C-16, RB, FSA Insured (A) (B) (C)
       2.980%, 07/01/23                                       4,150        4,150

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           79

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     California State, Economic Recovery,
       Ser C-20, RB, XLCA Insured (A) (B) (C)
       3.020%, 07/01/23                                    $ 21,700     $ 21,700
     California State, Educational
       Facilities Authority, California
       Institute of Technology, RB (A) (B)
       2.960%, 01/01/24                                      19,000       19,000
     California State, Educational
       Facilities Authority, Carnegie,
       RB, TECP
       3.130%, 03/07/06                                       7,500        7,500
     California State, Educational
       Facilities Authority, Pomona College,
       Ser B, RB (A) (B)
       2.980%, 07/01/54                                       2,500        2,500
     California State, Housing Finance
       Agency Revenue, Ser P, RB, AMT,
       MBIA Insured (A) (B) (C)
       3.080%, 02/01/27                                       5,300        5,300
     California State, Housing Finance
       Agency, Multi-Family Home
       Mortgage, Ser C, RB, AMT (A) (B) (C)
       3.080%, 08/01/27                                       3,985        3,985
     California State, Pollution Control
       Financing Authority, Pacific
       Gas & Electric Project,
       Ser B, RB, AMT (A) (B) (C)
       3.130%, 11/01/26                                       1,500        1,500
     California State,
       Ser A-2, GO (A) (B) (C)
       3.020%, 05/01/33                                       6,300        6,300
     California State,
       Ser B-1, GO (A) (B) (C)
       3.000%, 05/01/40                                       3,000        3,000
     California State,
       Ser B-7, GO (A) (B) (C)
       3.050%, 05/01/40                                       3,300        3,300
     California State,
       Ser C-1, GO (A) (B) (C)
       2.960%, 05/01/33                                       4,300        4,300
     California State,
       Ser C-2, GO (A) (B) (C)
       2.970%, 05/01/33                                       4,500        4,500
     California State, TRAN
       4.500%, 06/30/06                                       5,000        5,030

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     California State, University Public
       Authority, Kindergarten Project,
       Ser B-5, GO (A) (B) (C)
       3.000%, 05/01/34                                    $ 14,000     $ 14,000
     California Statewide, Communities
       Development Authority,
       Fairfax Towers Apartments, Ser A,
       RB, FNMA Insured (A) (B) (C)
       2.960%, 09/15/30                                         650          650
     California Statewide, Communities
       Development Authority,
       Stoneridge Elk Grove, Ser Q, RB,
       AMT (A) (B) (C)
       3.060%, 10/01/38                                       6,750        6,750
     East Bay, RB, TECP (C)
       3.000%, 03/09/06                                       2,800        2,800
     Escondino Community Development
       Commission, COP, AMT (A) (B) (C)
       3.010%, 10/01/16                                       3,500        3,500
     Irvine County, Improvement Bond
       Act of 1915, Special Public
       Assessment District #85-7-I,
       FSA Insured (A) (B) (C)
       2.970%, 09/02/11                                       7,350        7,350
     Los Angeles County, Department
       of Housing Authority, Rowland
       Heights Apartments, Ser A, RB,
       AMT (A) (B) (C)
       3.050%, 08/01/30                                       6,490        6,490
     Los Angeles County, Multi-Family
       Housing Authority, Sierra Project,
       Ser A, RB, AMT, FHLMC Insured
       (A) (B) (C)
       3.000%, 09/01/30                                       1,120        1,120
     Los Angeles County, Ser A, TRAN
       4.000%, 06/30/06                                       3,550        3,567
     Los Angeles, Department of
       Water & Power, Sub-Ser A-5,
       RB (A) (B) (C)
       2.950%, 07/01/35                                       4,100        4,100
     Los Angeles, Department of
       Water & Power, Sub-Ser B-5,
       RB (A) (B) (C)
       2.970%, 07/01/34                                      11,600       11,600

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

80                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Los Angeles, Department of
       Water & Power, Sub-Ser B-7,
       RB (A) (B) (C)
       2.970%, 07/01/34                                    $  8,000     $  8,000
     Los Angeles, Waste Water Authority,
       Sub-Ser A, RB, FGIC Insured (A) (B)
       2.970%, 12/01/31                                      15,000       15,000
     Metropolitan, Water District of
       Southern California, Ser C, RB
       (A) (B) (C)
       3.010%, 07/01/28                                       9,900        9,900
     Metropolitan, Water District
       Southern of California, Ser B1, RB
       (A) (B) (C)
       2.950%, 07/01/20                                      10,000       10,000
     Ontario, Multi-Family Housing
       Authority, Residential Park Centre
       Project, RB (A) (B) (C)
       3.190%, 12/01/35                                      23,500       23,500
     Orange County, Apartment
       Development Revenue,
       Villas La Paz Project, Ser F, RB,
       FNMA Collateralized (A) (B) (C)
       2.960%, 08/15/28                                       1,100        1,100
     Orange County, Special Financing
       Authority, Teeter Plan, Ser D, RB,
       AMBAC Insured (A) (B) (C)
       2.960%, 11/01/14                                       1,355        1,355
     Oxnard, Multi-Family Housing
       Authority, Seawind Apartments
       Projects, Ser A, RB, AMT, FNMA
       Insured (A) (B) (C)
       3.090%, 12/01/20                                       3,175        3,175
     Redondo Beach, Multi-Family
       Housing Authority, McCandless
       Senior Housing Project, Ser A,
       RB (A) (B) (C)
       3.070%, 12/01/25                                       7,100        7,100
     Riverside County, RB, TECP (C)
       3.110%, 05/19/06                                       5,000        5,000
     Sacramento County, Ser A, TRAN
       4.000%, 07/10/06                                      15,000       15,093

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Sacramento, City Financing Authority,
       Ser G, RB, AMBAC Insured
       (A) (B) (C) (D)
       3.040%, 05/01/16                                    $  5,700     $  5,700
     Sacramento, Municipal Utility,
       RB, TECP (C)
       3.060%, 04/18/06                                       4,800        4,800
     San Bernadino County, Multi-Family
       Housing Authority, Raintree
       Apartments, Ser A, RB (A) (B) (C)
       3.010%, 09/01/35                                       1,000        1,000
     San Diego County, RB, TECP (C)
       3.030%, 02/15/06                                       3,400        3,400
     San Diego County, School District,
       Ser A, TRAN
       4.000%, 07/14/06                                       6,000        6,037
     San Francisco City & County,
       Redevelopment Authority,
       Fillmore Housing Center Project,
       Ser A-1, RB, FHLMC Insured (A) (B) (C)
       3.010%, 12/01/17                                      11,900       11,900
     San Francisco City & County,
       Redevelopment Authority,
       Folsom-Dore Apartment Project,
       RB, AMT (A) (B) (C)
       3.060%, 12/01/34                                       3,000        3,000
     San Francisco, Public Utility,
       RB, TECP (C)
       3.030%, 02/06/06                                       8,500        8,500
     Santa Anna, Multi-Family Housing
       Authority, Ser A, RB, AMT, FNMA
       Insured (A) (B) (C)
       3.000%, 12/01/22                                       3,650        3,650
     Simi Valley, Multi-Family Housing
       Authority, Shadowridge Apartments,
       RB (A) (B) (C)
       3.050%, 09/01/19                                       5,000        5,000
     University of California, Multi-Purpose
       Projects, Ser F, RB, FGIC Insured
       (A) (B) (C)
       5.000%, 09/01/27                                       7,450        7,607
     University of California, RB, TECP
       3.130%, 05/19/06                                       6,000        6,000
     Ventura County, RB, TECP (C)
       3.030%, 02/06/06                                       9,700        9,700
                                                                        --------
     TOTAL MUNICIPAL BONDS
       (Cost $452,719)                                                   452,719
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           81

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  REGULATED INVESTMENT COMPANIES (E) - 0.1%
--------------------------------------------------------------------------------
     Blackrock Provident California
       Tax Free Money Market, 2.80%                         199,938     $    200
     Goldman Sachs California
       Tax Free Money Market, 2.55%                          86,450           86
                                                                        --------
     TOTAL REGULATED INVESTMENT COMPANIES
       (Cost $286)                                                           286
                                                                        --------
  TOTAL INVESTMENTS - 96.3%
     (Cost $453,005)                                                    $453,005
                                                                        ========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $470,201,811.
(A)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2006.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITY IS HELD IN CONJUNCTION WITH A LETTER OF CREDIT OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".
(E)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2006.
ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATE OF PARTICIPATION
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TECP -- TAX-EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
XLCA -- XL CAPITAL ASSURANCE

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

82                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

CAPITAL GROWTH ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  AFFILIATED EQUITY FUNDS - 87.7%
--------------------------------------------------------------------------------
     HighMark Core Equity Fund,
       Fiduciary Shares                                     760,185     $  6,545
     HighMark Large Cap Growth Fund,
       Fiduciary Shares                                     231,455        2,211
     HighMark Large Cap Value Fund,
       Fiduciary Shares                                     267,382        3,570
     HighMark Small Cap Growth Fund,
       Fiduciary Shares                                     107,569        1,638
     HighMark Small Cap Value Fund,
       Fiduciary Shares                                      89,360        1,654
     HighMark Value Momentum Fund,
       Fiduciary Shares                                     287,379        6,572
                                                                        --------
     TOTAL AFFILIATED EQUITY FUNDS
        (Cost $21,060)                                                    22,190
                                                                        --------

--------------------------------------------------------------------------------
  AFFILIATED FIXED INCOME FUNDS - 9.2%
--------------------------------------------------------------------------------
     HighMark Bond Fund,
       Fiduciary Shares                                      53,576          566
     Highmark Short Term Bond Fund,
       Fiduciary Shares                                     179,841        1,761
                                                                        --------
     TOTAL AFFILIATED FIXED INCOME FUNDS
        (Cost $2,348)                                                      2,327
                                                                        --------

--------------------------------------------------------------------------------
  AFFILIATED MONEY MARKET FUND (A) - 2.3%
--------------------------------------------------------------------------------
     HighMark Diversified Money Market Fund,
       Fiduciary Shares, 4.01%                              580,040          580
                                                                        --------
     TOTAL AFFILIATED MONEY MARKET FUND
        (Cost $580)                                                          580
                                                                        --------
  TOTAL INVESTMENTS - 99.2%
     (Cost $23,988)                                                     $ 25,097
                                                                        ========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $25,305,027.
(A) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2006.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           83

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

GROWTH & INCOME ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  AFFILIATED EQUITY FUNDS - 68.2%
--------------------------------------------------------------------------------
     HighMark Core Equity Fund,
       Fiduciary Shares                                     454,222     $  3,911
     HighMark Large Cap Growth Fund,
       Fiduciary Shares                                     167,122        1,596
     HighMark Large Cap Value Fund,
       Fiduciary Shares                                     235,604        3,145
     HighMark Small Cap Growth Fund,
       Fiduciary Shares                                      70,638        1,076
     HighMark Small Cap Value Fund,
       Fiduciary Shares                                      56,761        1,050
     HighMark Value Momentum Fund,
       Fiduciary Shares                                     170,829        3,907
                                                                        --------
     TOTAL AFFILIATED EQUITY FUNDS
        (Cost $13,792)                                                    14,685
                                                                        --------

--------------------------------------------------------------------------------
  AFFILIATED FIXED INCOME FUNDS - 28.5%
--------------------------------------------------------------------------------
     HighMark Bond Fund,
       Fiduciary Shares                                     286,624        3,030
     Highmark Short Term Bond Fund,
       Fiduciary Shares                                     318,196        3,115
                                                                        --------
     TOTAL AFFILIATED FIXED INCOME FUNDS
       (Cost $6,246)                                                       6,145
                                                                        --------

--------------------------------------------------------------------------------
  AFFILIATED MONEY MARKET FUND (A) - 3.2%
--------------------------------------------------------------------------------
     HighMark Diversified Money Market Fund,
       Fiduciary Shares, 4.01%                              686,784          687
                                                                        --------
     TOTAL AFFILIATED MONEY MARKET FUND
        (Cost $687)                                                          687
                                                                        --------
  TOTAL INVESTMENTS - 99.9%
     (Cost $20,725)                                                     $ 21,517
                                                                        ========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $21,534,430.
(A) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2006.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

84                               1.800.433.6884

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

INCOME PLUS ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  AFFILIATED FIXED INCOME FUNDS - 57.6%
--------------------------------------------------------------------------------
     HighMark Bond Fund,
       Fiduciary Shares                                     122,160     $  1,291
     Highmark Short Term Bond Fund,
       Fiduciary Shares                                     122,480        1,199
                                                                        --------
     TOTAL AFFILIATED FIXED INCOME FUNDS
        (Cost $2,523)                                                      2,490
                                                                        --------

--------------------------------------------------------------------------------
  AFFILIATED EQUITY FUNDS - 40.0%
--------------------------------------------------------------------------------
     HighMark Core Equity Fund,
       Fiduciary Shares                                      51,704          445
     HighMark Large Cap Growth Fund,
       Fiduciary Shares                                      23,253          222
     HighMark Large Cap Value Fund,
       Fiduciary Shares                                      32,682          436
     HighMark Small Cap Growth Fund,
       Fiduciary Shares                                       5,783           88
     HighMark Small Cap Value Fund,
       Fiduciary Shares                                       5,637          105
     HighMark Value Momentum Fund,
       Fiduciary Shares                                      19,071          436
                                                                        --------
     TOTAL AFFILIATED EQUITY FUNDS
        (Cost $1,625)                                                      1,732
                                                                        --------

--------------------------------------------------------------------------------
  AFFILIATED MONEY MARKET FUND (A) - 3.1%
--------------------------------------------------------------------------------
     HighMark Diversified Money Market Fund,
       Fiduciary Shares, 4.01%                              135,739          136
                                                                        --------
     TOTAL AFFILIATED MONEY MARKET FUND
        (Cost $136)                                                          136
                                                                        --------
  TOTAL INVESTMENTS - 100.7%
     (Cost $4,284)                                                      $  4,358
                                                                        ========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $4,327,986.
(A) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2006.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           85

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF ASSETS AND LIABILITIES (000)*
JANUARY 31, 2006 (UNAUDITED)


                                                                        CALIFORNIA       CAPITAL         GROWTH &        INCOME
                                                                         TAX-FREE         GROWTH          INCOME          PLUS
                                                                       MONEY MARKET     ALLOCATION      ALLOCATION     ALLOCATION
                                                                           FUND            FUND            FUND           FUND
                                                                       ------------     ----------      ----------     ----------
ASSETS:
  Investments at Value (Cost $453,005, $--, $--, $--) .............      $ 453,005       $      --       $      --      $      --
  Affiliated Investments at Value
     (Cost $--, $23,988, $20,725 and $4,284, respectively) ........             --          25,097          21,517          4,358
  Receivable for Investments Sold .................................         32,120              --              --             --
  Accrued Income ..................................................          2,289               1               1             --
  Prepaid Expenses ................................................             37               1               1             --
  Receivable for Fund Shares Sold .................................             --             219              30             10
  Other Assets ....................................................              5              --              --              2@
                                                                         ---------       ---------       ---------      ---------
     TOTAL ASSETS .................................................        487,456          25,318          21,549          4,370
                                                                         ---------       ---------       ---------      ---------
LIABILITIES:
  Payable for Investments Purchased ...............................         16,500              --              --             --
  Income Distribution Payable .....................................            411              --              --             --
  Accrued Expenses @ ..............................................            343              13              10              2
  Payable for Fund Shares Redeemed ................................             --              --               5             40
                                                                         ---------       ---------       ---------      ---------
     TOTAL LIABILITIES ............................................         17,254              13              15             42
                                                                         ---------       ---------       ---------      ---------
       NET ASSETS .................................................      $ 470,202       $  25,305       $  21,534      $   4,328
                                                                         =========       =========       =========      =========
NET ASSETS:
  Paid-in-Capital (unlimited authorized - no par value) ...........      $ 470,210       $  23,468       $  20,229      $   4,190
  Undistributed (Distributions in excess of) net
     investment income ............................................             --             (11)              2              5
  Accumulated net realized gain (loss) on investments .............             (8)            739             511             59
  Net unrealized appreciation on investments ......................             --           1,109             792             74
                                                                         ---------       ---------       ---------      ---------
       NET ASSETS .................................................      $ 470,202       $  25,305       $  21,534      $   4,328
                                                                         =========       =========       =========      =========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE -- FIDUCIARY SHARES
  ($189,219,348 / 189,236,485 SHARES) .............................      $    1.00              --              --             --
                                                                         =========       =========       =========      =========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
  CLASS A SHARES (A) ($254,063,618 / 254,064,035 SHARES,
  $17,333,975 / 741,676 SHARES, $14,506,324 / 645,210 SHARES,
  AND $3,103,913 / 146,755 SHARES, RESPECTIVELY) ..................      $    1.00       $   23.37       $   22.48      $   21.15
                                                                         =========       =========       =========      =========
MAXIMUM OFFERING PRICE PER SHARE -- CLASS A SHARES
  ($23.37 / 94.5%, $22.48 / 94.5% AND $21.15 / 95.5%, RESPECTIVELY)             --       $   24.73       $   23.79      $   22.15
                                                                         =========       =========       =========      =========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE -- CLASS C SHARES (A)
  ($7,971,052 / 343,238 SHARES, $7,028,106 / 313,672 SHARES
  AND $1,224,073 / 58,125 SHARES, RESPECTIVELY) ...................             --       $   23.22       $   22.41      $   21.06
                                                                         =========       =========       =========      =========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE -- CLASS S SHARES
  ($26,918,845 / 26,913,322 SHARES) ...............................      $    1.00              --              --             --
                                                                         =========       =========       =========      =========

  *   VALUES ARE PRESENTED IN THOUSANDS EXCEPT FOR PER SHARE DATA.
  @ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A LISTING OF AFFILIATED PAYABLES/RECEIVABLES.
(A) FOR THE CAPITAL GROWTH ALLOCATION, GROWTH & INCOME ALLOCATION AND THE INCOME PLUS ALLOCATION FUNDS CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS). CLASS C HAS A CONTINGENT DEFERRED SALES CHARGE (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

86                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                       This page intentionally left blank.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           87

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF OPERATIONS (000)
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED)

                                                                         LARGE CAP          VALUE          LARGE CAP
                                                                          GROWTH          MOMENTUM           VALUE
                                                                           FUND             FUND             FUND
                                                                         ---------        ---------        ---------
Dividend Income ...................................................      $     616        $   4,969        $   2,032
Interest Income ...................................................            103+             273+             103+
Less: Foreign Taxes Withheld, Net of Reclaims .....................             --               (1)              (7)
                                                                         ---------        ---------        ---------
            Total Investment Income ...............................            719            5,241            2,128
                                                                         ---------        ---------        ---------
Expenses:
  Investment Adviser Fee ..........................................            469            1,409              637
  Shareholder Servicing Fees Fiduciary Shares .....................            158              534              158
  Shareholder Servicing Fees Class A Shares .......................             22               36               93
  Shareholder Servicing Fees Class B Shares .......................             12               12                5
  Administrative Fee ..............................................            143              430              192
  Custodian Fees ..................................................              8               23               10
  Trustees Fees ...................................................              7               16                6
  Chief Compliance Officer Fees ...................................              6                7                3
  Distribution Fees Class A Shares ................................             22               36               93
  Distribution Fees Class B Shares ................................             35               34               15
  Distribution Fees Class C Shares ................................              7                6               24
  Transfer Agent Fees .............................................             58               66               40
  Professional Fees ...............................................             24               34               17
  Printing Fees ...................................................             14               12                5
  Registration Fees ...............................................             11               19                5
  Insurance Fees ..................................................              2                4               58
  Miscellaneous Fees ..............................................              3                5                2
                                                                         ---------        ---------        ---------
            Total Expenses ........................................          1,001            2,683            1,363
                                                                         ---------        ---------        ---------
  Less: Waivers and Reduction of Expenses
            Investment Adviser Fees ...............................            (38)              --              (47)
            Shareholder Servicing Fees ............................            (97)            (304)            (132)
            Administrative Fees ...................................            (20)             (59)             (27)
            Reduction of Expenses (1) .............................            (47)             (46)             (41)
                                                                         ---------        ---------        ---------
  Total Waivers and Reduction of Expenses .........................           (202)            (409)            (247)
                                                                         ---------        ---------        ---------
  Total Net Expenses ..............................................            799            2,274            1,116
                                                                         ---------        ---------        ---------
Net Investment Income (Loss) ......................................            (80)           2,967            1,012
                                                                         ---------        ---------        ---------
Net Realized Gain on Investments ..................................         13,591*          23,622           11,452
Net Realized Gain on Futures ......................................             --               --               --
Net Realized Loss on Option Contracts .............................             --             (349)              --
  Change in Unrealized Appreciation (Depreciation) on Investments
  and Options .....................................................          2,699            4,418            3,919
                                                                         ---------        ---------        ---------
Net Realized and Unrealized Gain (Loss) on Investments ............         16,290           27,691           15,371
                                                                         ---------        ---------        ---------
Increase in Net Assets Resulting from Operations ..................      $  16,210        $  30,658        $  16,383
                                                                         =========        =========        =========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED
 TO $0.

  * INCLUDES REALIZED GAINS AS A RESULT OF AN IN-KIND REDEMPTION (SEE NOTE 9 IN NOTES TO FINANCIAL STATEMENTS).
  + INCLUDES INCOME FROM SECURITIES LENDING PROGRAM (SEE NOTE 6 IN NOTES TO FINANCIAL STATEMENTS).
(1)   SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

88                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                        CORE                      SMALL CAP     SMALL CAP
                                                                       EQUITY       BALANCED       GROWTH         VALUE
                                                                        FUND          FUND          FUND          FUND
                                                                      ---------     ---------     ---------     ---------
Dividend Income ...................................................   $   1,023     $     365     $      64     $   2,046
Interest Income ...................................................          27+          487+           22+          292+
Less: Foreign Taxes Withheld, Net of Reclaims .....................          --            --            --            (1)
                                                                      ---------     ---------     ---------     ---------
            Total Investment Income ...............................       1,050           852            86         2,337
                                                                      ---------     ---------     ---------     ---------
Expenses:
  Investment Adviser Fee ..........................................         334           191           192         1,223
  Shareholder Servicing Fees Fiduciary Shares .....................         127            65            33           175
  Shareholder Servicing Fees Class A Shares .......................           4             9             6            87
  Shareholder Servicing Fees Class B Shares .......................           4             5             1            18
  Administrative Fee ..............................................         102            59            30           224
  Custodian Fees ..................................................           5             3             2            12
  Trustees Fees ...................................................           4             3             1             7
  Chief Compliance Officer Fees ...................................           2             1             1             3
  Distribution Fees Class A Shares ................................           4             9             6            87
  Distribution Fees Class B Shares ................................          11            14             2            55
  Distribution Fees Class C Shares ................................           2             2             5            95
  Transfer Agent Fees .............................................          41            46            35            40
  Professional Fees ...............................................           7             5             3            18
  Printing Fees ...................................................           3             1             1             7
  Registration Fees ...............................................           2             7             2            13
  Insurance Fees ..................................................           3             1             3             1
  Miscellaneous Fees ..............................................           1             7             1             2
                                                                      ---------     ---------     ---------     ---------
            Total Expenses ........................................         656           428           324         2,067
                                                                      ---------     ---------     ---------     ---------
  Less: Waivers and Reduction of Expenses
            Investment Adviser Fees ...............................          (1)          (11)           (1)           --
            Shareholder Servicing Fees ............................         (70)          (40)          (21)         (140)
            Administrative Fees ...................................         (14)           (8)           (4)          (31)
            Reduction of Expenses (1) .............................         (42)          (42)          (41)          (87)
                                                                      ---------     ---------     ---------     ---------
  Total Waivers and Reduction of Expenses .........................        (127)         (101)          (67)         (258)
                                                                      ---------     ---------     ---------     ---------
  Total Net Expenses ..............................................         529           327           257         1,809
                                                                      ---------     ---------     ---------     ---------
Net Investment Income (Loss) ......................................         521           525          (171)          528
                                                                      ---------     ---------     ---------     ---------
Net Realized Gain on Investments ..................................       5,467         1,012         2,028        21,130
Net Realized Gain on Futures ......................................          --           150            --            --
Net Realized Loss on Option Contracts .............................          --            --            --            --
  Change in Unrealized Appreciation (Depreciation) on Investments
  and Options .....................................................       1,275          (207)        1,291       (15,874)
                                                                      ---------     ---------     ---------     ---------
Net Realized and Unrealized Gain (Loss) on Investments ............       6,742           955         3,319         5,256
                                                                      ---------     ---------     ---------     ---------
Increase in Net Assets Resulting from Operations ..................   $   7,263     $   1,480     $   3,148     $   5,784
                                                                      =========     =========     =========     =========

                                                                      CALIFORNIA      NATIONAL
                                                                     INTERMEDIATE   INTERMEDIATE
                                                                       TAX-FREE       TAX-FREE
                                                                       BOND FUND      BOND FUND
                                                                     ------------   ------------
Dividend Income ...................................................   $        --    $        --
Interest Income ...................................................         3,321          1,904
Less: Foreign Taxes Withheld, Net of Reclaims .....................            --             --
                                                                      -----------    -----------
            Total Investment Income ...............................         3,321          1,904
                                                                      -----------    -----------
Expenses:
  Investment Adviser Fee ..........................................           396            224
  Shareholder Servicing Fees Fiduciary Shares .....................           127            107
  Shareholder Servicing Fees Class A Shares .......................            62              5
  Shareholder Servicing Fees Class B Shares .......................             8             --
  Administrative Fee ..............................................           145             82
  Custodian Fees ..................................................             8              4
  Trustees Fees ...................................................             6              3
  Chief Compliance Officer Fees ...................................             2              1
  Distribution Fees Class A Shares ................................            62              5
  Distribution Fees Class B Shares ................................            23             --
  Distribution Fees Class C Shares ................................             3             --
  Transfer Agent Fees .............................................            50             34
  Professional Fees ...............................................            11              6
  Printing Fees ...................................................             4              2
  Registration Fees ...............................................            12              7
  Insurance Fees ..................................................             2              1
  Miscellaneous Fees ..............................................            15              9
                                                                      -----------    -----------
            Total Expenses ........................................           936            490
                                                                      -----------    -----------
  Less: Waivers and Reduction of Expenses
            Investment Adviser Fees ...............................          (206)          (215)
            Shareholder Servicing Fees ............................          (177)          (105)
            Administrative Fees ...................................           (20)           (11)
            Reduction of Expenses (1) .............................           (42)           (30)
                                                                      -----------    -----------
  Total Waivers and Reduction of Expenses .........................          (445)          (361)
                                                                      -----------    -----------
  Total Net Expenses ..............................................           491            129
                                                                      -----------    -----------
Net Investment Income (Loss) ......................................         2,830          1,775
                                                                      -----------    -----------
Net Realized Gain on Investments ..................................           449            320
Net Realized Gain on Futures ......................................            --             --
Net Realized Loss on Option Contracts .............................            --             --
  Change in Unrealized Appreciation (Depreciation) on Investments
  and Options .....................................................        (1,992)        (1,237)
                                                                      -----------    -----------
Net Realized and Unrealized Gain (Loss) on Investments ............        (1,543)          (917)
                                                                      -----------    -----------
Increase in Net Assets Resulting from Operations ..................   $     1,287    $       858
                                                                      ===========    ===========


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                          89

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF OPERATIONS (000)

FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED)

                                                                                                        100%
                                                                                       SHORT TERM  U.S. TREASURY
                                                                            BOND          BOND      MONEY MARKET
                                                                            FUND          FUND          FUND
                                                                          ---------    ----------  -------------
Interest Income .......................................................   $  12,680+    $     605+    $  15,224
Income from Investments in Affiliated Funds ...........................          --            --            --
                                                                          ---------     ---------     ---------
            Total Investment Income ...................................      12,680           605        15,224
                                                                          ---------     ---------     ---------
Expenses:
  Investment Adviser Fee ..............................................       1,180            61         1,286
  Shareholder Servicing Fees Fiduciary Shares .........................         526            31           494
  Shareholder Servicing Fees Class A Shares ...........................          52             2           220
  Shareholder Servicing Fees Class B Shares ...........................          10            --            --
  Administrative Fee ..................................................         433            43           786
  Custodian Fees ......................................................          24             2            43
  Trustees Fees .......................................................          17             1            29
  Chief Compliance Officer Fees .......................................           7            --            12
  Distribution Fees Class A Shares ....................................          52             2           220
  Distribution Fees Class B Shares ....................................          30            --            --
  Distribution Fees Class C Shares ....................................          --             9            --
  Distribution Fees Class S Shares ....................................          --            --           785
  Transfer Agent Fees .................................................          55             7            61
  Professional Fees ...................................................          32             1            55
  Printing Fees .......................................................          12             1            21
  Registration Fees ...................................................           2            --            38
  Insurance Fees ......................................................          13            --             8
  Miscellaneous Fees ..................................................          18            --             5
                                                                          ---------     ---------     ---------
            Total Expenses ............................................       2,463           160         4,063
                                                                          ---------     ---------     ---------
  Less: Waivers and Reduction of Expenses
            Investment Adviser Fees ...................................         (22)           (1)          (21)
            Shareholder Servicing Fees ................................        (495)          (31)         (671)
            Administrative Fees .......................................         (59)          (10)         (107)
            Reduction of Expenses (1) .................................         (52)           (7)          (23)
                                                                          ---------     ---------     ---------
  Total: Waivers and Reduction of Expenses ............................        (628)          (49)         (822)
                                                                          ---------     ---------     ---------
Total Net Expenses ....................................................       1,835           111         3,241
                                                                          ---------     ---------     ---------
Net Investment Income .................................................      10,845           494        11,983
                                                                          ---------     ---------     ---------
Net Realized Gain (Loss) on Investments ...............................         811           (14)          (27)
Net Realized Gain on Investments in Affiliated Funds ..................          --            --            --
Change in Unrealized Appreciation on Investments in Affiliated Funds ..          --            --            --
Change in Unrealized Depreciation on Investments ......................      (8,056)         (155)           --
                                                                          ---------     ---------     ---------
Net Realized and Unrealized Gain (Loss) on
  Investments .........................................................      (7,245)         (169)          (27)
                                                                          ---------     ---------     ---------
Increase in Net Assets Resulting from Operations ......................   $   3,600     $     325     $  11,956
                                                                          =========     =========     =========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

+ INCLUDES INCOME FROM SECURITIES LENDING PROGRAM (SEE NOTE 6 IN NOTES TO FINANCIAL STATEMENTS).
(1)   SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

90                              1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                                                             CALIFORNIA
                                                                         U.S. GOVERNMENT   DIVERSIFIED        TAX-FREE
                                                                          MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                                              FUND             FUND             FUND
                                                                         ---------------   -------------    -------------
Interest Income .......................................................   $      10,621    $      67,919    $       6,776
Income from Investments in Affiliated Funds ...........................              --               --               --
                                                                          -------------    -------------    -------------
            Total Investment Income ...................................          10,621           67,919            6,776
                                                                          -------------    -------------    -------------
Expenses:
  Investment Adviser Fee ..............................................             808            5,111              753
  Shareholder Servicing Fees Fiduciary Shares .........................             517            2,630              258
  Shareholder Servicing Fees Class A Shares ...........................              40              763              326
  Shareholder Servicing Fees Class B Shares ...........................               1               --               --
  Administrative Fee ..................................................             490            3,126              461
  Custodian Fees ......................................................              27              170               25
  Trustees Fees .......................................................              15              111               17
  Chief Compliance Officer Fees .......................................              --               48                7
  Distribution Fees Class A Shares ....................................              40              763              326
  Distribution Fees Class B Shares ....................................               4               --               --
  Distribution Fees Class C Shares ....................................              --               --               --
  Distribution Fees Class S Shares ....................................             253            1,906               95
  Transfer Agent Fees .................................................              54              164               46
  Professional Fees ...................................................              31              208               32
  Printing Fees .......................................................              13               80               12
  Registration Fees ...................................................              28              334               32
  Insurance Fees ......................................................               4               29                5
  Miscellaneous Fees ..................................................              20               15                9
                                                                          -------------    -------------    -------------
            Total Expenses ............................................           2,345           15,458            2,404
                                                                          -------------    -------------    -------------
  Less: Waivers and Reduction of Expenses
            Investment Adviser Fees ...................................             (17)            (223)            (152)
            Shareholder Servicing Fees ................................            (518)          (3,163)            (547)
            Administrative Fees .......................................             (67)            (426)             (63)
            Reduction of Expenses (1) .................................             (34)             (24)             (24)
                                                                          -------------    -------------    -------------
  Total: Waivers and Reduction of Expenses ............................            (636)          (3,836)            (786)
                                                                          -------------    -------------    -------------
Total Net Expenses ....................................................           1,709           11,622            1,618
                                                                          -------------    -------------    -------------
Net Investment Income .................................................           8,912           56,297            5,158
                                                                          -------------    -------------    -------------
Net Realized Gain (Loss) on Investments ...............................              --               --               --
Net Realized Gain on Investments in Affiliated Funds ..................              --               --               --
Change in Unrealized Appreciation on Investments in Affiliated Funds ..              --               --               --
Change in Unrealized Depreciation on Investments ......................              --               --               --
                                                                          -------------    -------------    -------------
Net Realized and Unrealized Gain (Loss) on ............................              --               --               --
  Investments .........................................................              --               --               --

Increase in Net Assets Resulting from Operations ......................   $       8,912    $      56,297    $       5,158
                                                                          =============    =============    =============


                                                                            CAPITAL       GROWTH &        INCOME
                                                                            GROWTH         INCOME          PLUS
                                                                          ALLOCATION     ALLOCATION     ALLOCATION
                                                                             FUND           FUND           FUND
                                                                          -----------    -----------    -----------
Interest Income .......................................................   $        --    $        --    $        --
Income from Investments in Affiliated Funds ...........................           142            199             57
                                                                          -----------    -----------    -----------
            Total Investment Income ...................................           142            199             57
                                                                          -----------    -----------    -----------
Expenses:
  Investment Adviser Fee ..............................................            60             60             12
  Shareholder Servicing Fees Fiduciary Shares .........................            --             --             --
  Shareholder Servicing Fees Class A Shares ...........................            16             16              4
  Shareholder Servicing Fees Class B Shares ...........................            --             --             --
  Administrative Fee ..................................................            33             33             21
  Custodian Fees ......................................................             1              1             --
  Trustees Fees .......................................................            --             --             --
  Chief Compliance Officer Fees .......................................            --             --             --
  Distribution Fees Class A Shares ....................................            16             16              4
  Distribution Fees Class B Shares ....................................            --             --             --
  Distribution Fees Class C Shares ....................................            30             30              4
  Distribution Fees Class S Shares ....................................            --             --             --
  Transfer Agent Fees .................................................             2              2              2
  Professional Fees ...................................................             1              1             --
  Printing Fees .......................................................             1              1              1
  Registration Fees ...................................................            --             --             --
  Insurance Fees ......................................................            --             --             --
  Miscellaneous Fees ..................................................            --             --             --
                                                                          -----------    -----------    -----------
            Total Expenses ............................................          160            160             48
                                                                          -----------    -----------    -----------

  Less: Waivers and Reduction of Expenses
            Investment Adviser Fees ...................................           (19)           (20)            (4)
            Shareholder Servicing Fees ................................           (14)           (14)            (3)
            Administrative Fees .......................................           (19)           (22)           (16)
            Reduction of Expenses (1) .................................            (7)            (7)            (6)
                                                                          -----------    -----------    -----------
  Total: Waivers and Reduction of Expenses ............................           (59)           (63)           (29)
                                                                          -----------    -----------    -----------
Total Net Expenses ....................................................           101             97             19
                                                                          -----------    -----------    -----------
Net Investment Income .................................................            41            102             38
                                                                          -----------    -----------    -----------
Net Realized Gain (Loss) on Investments ...............................            --             --             --
Net Realized Gain on Investments in Affiliated Funds ..................           741            517             60
Change in Unrealized Appreciation on Investments in Affiliated Funds ..           558            350             39
Change in Unrealized Depreciation on Investments ......................            --             --             --
                                                                          -----------    -----------    -----------
Net Realized and Unrealized Gain (Loss) on
  Investments .........................................................         1,299            867             99
                                                                          -----------    -----------    -----------
Increase in Net Assets Resulting from Operations ......................   $     1,340    $       969    $       137
                                                                          ===========    ===========    ===========


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                          91

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED) AND FOR THE YEAR OR PERIOD ENDED JULY 31, 2005

                                                                       LARGE CAP GROWTH                VALUE MOMENTUM
                                                                              FUND                          FUND
                                                                  ---------------------------    --------------------------
                                                                   08/01/05        08/01/04       08/01/05       08/01/04
                                                                  TO 01/31/06     TO 07/31/05    TO 01/31/06    TO 07/31/05
                                                                  ---------------------------    --------------------------
Investment Activities:
  Net Investment Income (Loss) ................................   $       (80)    $       701    $     2,967    $     6,133
  Net Realized Gain on Investments ............................        13,591*          7,638         23,622         40,252
  Net Realized Gain (Loss) on Option Contracts ................            --              --           (349)           633
  Change in Unrealized Appreciation (Depreciation) on
    Investments and Options ...................................         2,699          14,181          4,418         23,331
                                                                  -----------     -----------    -----------    -----------
Net Increase in Net Assets Resulting From Operations ..........        16,210          22,520         30,658         70,349
                                                                  -----------     -----------    -----------    -----------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares ..........................................          (256)           (420)        (2,725)        (6,024)
    Class A Shares ............................................            (8)            (18)          (149)          (349)
    Class B Shares ............................................            --              --            (23)           (61)
    Class C Shares ............................................            --              --             (3)            (7)
  Capital Gains:
    Fiduciary Shares ..........................................            --              --        (45,279)       (31,807)
    Class A Shares ............................................            --              --         (3,120)        (2,244)
    Class B Shares ............................................            --              --           (965)          (724)
    Class C Shares ............................................            --              --           (125)           (76)
                                                                  -----------     -----------    -----------    -----------
      Total Dividends and Distributions .......................          (264)           (438)       (52,389)       (41,292)
                                                                  -----------     -----------    -----------    -----------
Change in Net Assets ..........................................        15,946          22,082        (21,731)        29,057
                                                                  -----------     -----------    -----------    -----------
Share Transactions: (1)
  Fiduciary Shares:
    Proceeds from Shares Issued ...............................         8,506          16,022         26,421         61,206
    Reinvestment of Dividends and Distributions ...............           171             285         45,340         34,622
    Cost of Shares Redeemed ...................................       (41,347)*       (42,384)       (42,757)       (81,338)
                                                                  -----------     -----------    -----------    -----------
      Total Fiduciary Share Transactions ......................       (32,670)        (26,077)        29,004         14,490
                                                                  -----------     -----------    -----------    -----------
  Class A Shares:
    Proceeds from Shares Issued ...............................         2,441           1,446          1,808          3,117
    Reinvestment of Dividends and Distributions ...............             7              16          2,886          2,331
    Cost of Shares Redeemed ...................................        (1,781)         (5,366)        (2,606)        (6,926)
    Redemption Fees ...........................................            --               1             --              8
                                                                  -----------     -----------    -----------    -----------
      Total Class A Share Transactions ........................           667          (3,903)         2,088         (1,470)
                                                                  -----------     -----------    -----------    -----------
  Class B Shares:
    Proceeds from Shares Issued ...............................            80             133             40            252
    Reinvestment of Dividends and Distributions ...............            --              --            953            756
    Cost of Shares Redeemed ...................................          (817)         (2,109)          (743)        (1,403)
                                                                  -----------     -----------    -----------    -----------
      Total Class B Share Transactions ........................          (737)         (1,976)           250           (395)
                                                                  -----------     -----------    -----------    -----------
  Class C Shares:
    Proceeds from Shares Issued ...............................           102             191            193            357
    Reinvestment of Dividends and Distributions ...............            --              --            101             66
    Cost of Shares Redeemed ...................................          (149)           (508)          (125)           (66)
                                                                  -----------     -----------    -----------    -----------
      Total Class C Share Transactions ........................           (47)           (317)           169            357
                                                                  -----------     -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets From Share Transactions       (32,787)        (32,273)        31,511         12,982
                                                                  -----------     -----------    -----------    -----------
      Total Increase (Decrease) in Net Assets .................       (16,841)        (10,191)         9,780         42,039
                                                                  -----------     -----------    -----------    -----------
Net Assets:
  Beginning of Year ...........................................       157,882         168,073        470,154        428,115
                                                                  -----------     -----------    -----------    -----------
  End of Year .................................................   $   141,041     $   157,882    $   479,934    $   470,154
                                                                  ===========     ===========    ===========    ===========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment Income/
  Accumulated Net Investment Loss) ............................   $       (81)    $       263    $        67    $        --
                                                                  ===========     ===========    ===========    ===========


                                                                       LARGE CAP VALUE
                                                                             FUND
                                                                  --------------------------
                                                                   08/01/05       08/01/04
                                                                  TO 01/31/06    TO 07/31/05
                                                                  --------------------------
Investment Activities:
  Net Investment Income (Loss) ................................   $     1,012    $     1,575
  Net Realized Gain on Investments ............................        11,452         13,957
  Net Realized Gain (Loss) on Option Contracts ................            --             --
  Change in Unrealized Appreciation (Depreciation) on
    Investments and Options ...................................         3,919         13,838
                                                                  -----------    -----------
Net Increase in Net Assets Resulting From Operations ..........        16,383         29,370
                                                                  -----------    -----------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares ..........................................          (745)        (1,108)
    Class A Shares ............................................          (324)          (423)
    Class B Shares ............................................            (8)           (14)
    Class C Shares ............................................            (9)           (12)
  Capital Gains:
    Fiduciary Shares ..........................................            --             --
    Class A Shares ............................................            --             --
    Class B Shares ............................................            --             --
    Class C Shares ............................................            --             --
                                                                  -----------    -----------
      Total Dividends and Distributions .......................        (1,086)        (1,557)
                                                                  -----------    -----------
Change in Net Assets ..........................................        15,297         27,813
                                                                  -----------    -----------
Share Transactions: (1)
  Fiduciary Shares:
    Proceeds from Shares Issued ...............................        35,973         37,828
    Reinvestment of Dividends and Distributions ...............           523            699
    Cost of Shares Redeemed ...................................       (20,125)       (20,473)
                                                                  -----------    -----------
      Total Fiduciary Share Transactions ......................        16,371         18,054
                                                                  -----------    -----------
  Class A Shares:
    Proceeds from Shares Issued ...............................        65,386         30,043
    Reinvestment of Dividends and Distributions ...............           266            373
    Cost of Shares Redeemed ...................................        (7,522)        (9,766)
    Redemption Fees ...........................................             7              6
                                                                  -----------    -----------
      Total Class A Share Transactions ........................        58,137         20,656
                                                                  -----------    -----------
  Class B Shares:
    Proceeds from Shares Issued ...............................            91            304
    Reinvestment of Dividends and Distributions ...............             6             12
    Cost of Shares Redeemed ...................................          (324)          (668)
                                                                  -----------    -----------
      Total Class B Share Transactions ........................          (227)          (352)
                                                                  -----------    -----------
  Class C Shares:
    Proceeds from Shares Issued ...............................         1,068          2,542
    Reinvestment of Dividends and Distributions ...............             9             11
    Cost of Shares Redeemed ...................................          (494)          (302)
                                                                  -----------    -----------
      Total Class C Share Transactions ........................           583          2,251
                                                                  -----------    -----------
  Net Increase (Decrease) in Net Assets From Share Transactions        74,864         40,609
                                                                  -----------    -----------
      Total Increase (Decrease) in Net Assets .................        90,161         68,422
                                                                  -----------    -----------
Net Assets:
  Beginning of Year ...........................................       194,454        126,032
                                                                  -----------    -----------
  End of Year .................................................   $   284,615    $   194,454
                                                                  ===========    ===========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment Income/
  Accumulated Net Investment Loss) ............................   $        (5)   $        69
                                                                  ===========    ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

* INCLUDES REALIZED GAINS OR REDEMPTIONS AS A RESULT OF AN IN-KIND TRANSACTION (SEE NOTE 9 IN NOTES TO FINANCIAL STATEMENTS).
(1)   FOR SHARE TRANSACTIONS, SEE NOTE 12 IN NOTES TO FINANCIAL STATEMENTS.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

92                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                         CORE EQUITY                   BALANCED
                                                                            FUND                         FUND
                                                                  --------------------------    --------------------------
                                                                    08/01/05       08/01/04       08/01/05       08/01/04
                                                                  TO 01/31/06    TO 07/31/05    TO 01/31/06    TO 07/31/05
                                                                  --------------------------    --------------------------
Investment Activities:
  Net Investment Income (Loss) ................................   $       521    $     1,467    $       525    $     2,177
  Net Realized Gain on Investments ............................         5,467          9,660          1,162          6,575*
  Net Realized Gain (Loss) on Option Contracts ................            --             --             --             --
  Change in Unrealized Appreciation (Depreciation) on
    Investments and Options ...................................         1,275          1,533           (207)           169
                                                                  -----------    -----------    -----------    -----------
Net Increase in Net Assets Resulting From Operations ..........         7,263         12,660          1,480          8,921
                                                                  -----------    -----------    -----------    -----------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares ..........................................          (509)        (1,405)          (466)        (2,072)
    Class A Shares ............................................           (11)           (30)           (57)          (134)
    Class B Shares ............................................            (4)           (19)           (17)           (49)
    Class C Shares ............................................            --             (2)            (2)            (4)

  Capital Gains:
    Fiduciary Shares ..........................................            --             --             --             --
    Class A Shares ............................................            --             --             --             --
    Class B Shares ............................................            --             --             --             --
    Class C Shares ............................................            --             --             --             --
                                                                  -----------    -----------    -----------    -----------
      Total Dividends and Distributions .......................          (524)        (1,456)          (542)        (2,259)
                                                                  -----------    -----------    -----------    -----------
Change in Net Assets ..........................................         6,739         11,204            938          6,662
                                                                  -----------    -----------    -----------    -----------
Share Transactions: (1)
  Fiduciary Shares:
    Proceeds from Shares Issued ...............................         6,123         12,443          5,021         12,780
    Reinvestment of Dividends and Distributions ...............           123            304            466          2,022
    Cost of Shares Redeemed ...................................       (14,045)       (30,248)       (18,786)       (79,955)*
                                                                  -----------    -----------    -----------    -----------
      Total Fiduciary Share Transactions ......................        (7,799)       (17,501)       (13,299)       (65,153)
                                                                  -----------    -----------    -----------    -----------
  Class A Shares:
    Proceeds from Shares Issued ...............................           232            394            196            573
    Reinvestment of Dividends and Distributions ...............            11             28             55            128
    Cost of Shares Redeemed ...................................          (445)        (1,343)          (412)          (958)
    Redemption Fees ...........................................            --             --             --             --
                                                                  -----------    -----------    -----------    -----------
      Total Class A Share Transactions ........................          (202)          (921)          (161)          (257)
                                                                  -----------    -----------    -----------    -----------
  Class B Shares:
    Proceeds from Shares Issued ...............................             6             18             86            110
    Reinvestment of Dividends and Distributions ...............             4             18             16             46
    Cost of Shares Redeemed ...................................          (236)          (543)          (376)        (1,031)
                                                                  -----------    -----------    -----------    -----------
      Total Class B Share Transactions ........................          (226)          (507)          (274)          (875)
                                                                  -----------    -----------    -----------    -----------
  Class C Shares:
    Proceeds from Shares Issued ...............................            31             40            134             94
    Reinvestment of Dividends and Distributions ...............            --              2              2              4
    Cost of Shares Redeemed ...................................            (8)           (66)          (102)          (114)
                                                                  -----------    -----------    -----------    -----------
      Total Class C Share Transactions ........................            23            (24)            34            (16)
                                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets From Share Transactions        (8,204)       (18,953)       (13,700)       (66,301)
                                                                  -----------    -----------    -----------    -----------
      Total Increase (Decrease) in Net Assets .................        (1,465)        (7,749)       (12,762)       (59,639)
                                                                  -----------    -----------    -----------    -----------
Net Assets:
  Beginning of Year ...........................................       112,768        120,517         70,779        130,418
                                                                  -----------    -----------    -----------    -----------
  End of Year .................................................   $   111,303    $   112,768    $    58,017    $    70,779
                                                                  ===========    ===========    ===========    ===========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment Income/
  Accumulated Net Investment Loss) ............................   $         3    $         6    $       (20)   $        (3)
                                                                  ===========    ===========    ===========    ===========

                                                                        SMALL CAP GROWTH            SMALL CAP VALUE
                                                                             FUND                          FUND
                                                                  -------------------------    -------------------------
                                                                    08/01/05      08/01/04       08/01/05     08/01/04
                                                                  TO 01/31/06   TO 07/31/05    TO 01/31/06   TO 07/31/05
                                                                  -------------------------    -------------------------
Investment Activities:
  Net Investment Income (Loss) ................................   $      (171)   $      (417)   $       528    $       460
  Net Realized Gain on Investments ............................         2,028          1,318         21,130         12,191
  Net Realized Gain (Loss) on Option Contracts ................            --             --             --             --
  Change in Unrealized Appreciation (Depreciation) on
    Investments and Options ...................................         1,291          6,190        (15,874)        36,213
                                                                  -----------    -----------    -----------    -----------
Net Increase in Net Assets Resulting From Operations ..........         3,148          7,091          5,784         48,864
                                                                  -----------    -----------    -----------    -----------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares ..........................................            --             --           (634)          (126)
    Class A Shares ............................................            --             --           (219)           (31)
    Class B Shares ............................................            --             --             --             (5)
    Class C Shares ............................................            --             --             --             (6)

  Capital Gains:
    Fiduciary Shares ..........................................        (1,540)           (40)        (9,813)        (6,654)
    Class A Shares ............................................          (255)            (6)        (4,972)        (2,401)
    Class B Shares ............................................           (31)            (1)        (1,057)          (900)
    Class C Shares ............................................           (63)            (2)        (1,370)          (907)
                                                                  -----------    -----------    -----------    -----------
      Total Dividends and Distributions .......................        (1,889)           (49)       (18,065)       (11,030)
                                                                  -----------    -----------    -----------    -----------
Change in Net Assets ..........................................         1,259          7,042        (12,281)        37,834
                                                                  -----------    -----------    -----------    -----------
Share Transactions: (1)
  Fiduciary Shares:
    Proceeds from Shares Issued ...............................         2,085          5,056         40,565         35,372
    Reinvestment of Dividends and Distributions ...............         1,378             37          9,562          6,181
    Cost of Shares Redeemed ...................................        (4,969)       (10,003)       (28,098)       (31,441)
                                                                  -----------    -----------    -----------    -----------
      Total Fiduciary Share Transactions ......................        (1,506)        (4,910)        22,029         10,112
                                                                  -----------    -----------    -----------    -----------
  Class A Shares:
    Proceeds from Shares Issued ...............................           737            924         27,468         19,921
    Reinvestment of Dividends and Distributions ...............           236              5          4,525          2,052
    Cost of Shares Redeemed ...................................          (806)          (886)       (20,199)       (11,787)
    Redemption Fees ...........................................            --             --             --              1
                                                                  -----------    -----------    -----------    -----------
      Total Class A Share Transactions ........................           167             43         11,794         10,187
                                                                  -----------    -----------    -----------    -----------
  Class B Shares:
    Proceeds from Shares Issued ...............................           100              4             92            281
    Reinvestment of Dividends and Distributions ...............            25              1            985            833
    Cost of Shares Redeemed ...................................          (111)          (101)        (1,364)        (2,194)
                                                                  -----------    -----------    -----------    -----------
      Total Class B Share Transactions ........................            14            (96)          (287)        (1,080)
                                                                  -----------    -----------    -----------    -----------
  Class C Shares:
    Proceeds from Shares Issued ...............................            57            137          2,749          6,869
    Reinvestment of Dividends and Distributions ...............            60              1          1,251            681
    Cost of Shares Redeemed ...................................            --           (247)        (4,406)        (1,424)

      Total Class C Share Transactions ........................           117           (109)          (406)         6,126
                                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets From Share Transactions        (1,208)        (5,072)        33,130         25,345
                                                                  -----------    -----------    -----------    -----------
      Total Increase (Decrease) in Net Assets .................            51          1,970         20,849         63,179
                                                                  -----------    -----------    -----------    -----------
Net Assets:
  Beginning of Year ...........................................        34,047         32,077        227,026        163,847
                                                                  -----------    -----------    -----------    -----------
End of Year .................................................     $    34,098    $    34,047    $   247,875    $   227,026
                                                                  ===========    ===========    ===========    ===========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment Income/
  Accumulated Net Investment Loss) ............................   $      (171)   $        --    $       (33)   $       292
                                                                  ===========    ===========    ===========    ===========


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                          93

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED) AND FOR THE YEAR OR PERIOD ENDED JULY 31, 2005

                                                                      CALIFORNIA INTERMEDIATE         NATIONAL INTERMEDIATE
                                                                           TAX-FREE BOND                  TAX-FREE BOND
                                                                               FUND                           FUND
                                                                     --------------------------    --------------------------
                                                                      08/01/05       08/01/04       08/01/05       08/01/04
                                                                     TO 01/31/06    TO 07/31/05    TO 01/31/06    TO 07/31/05
                                                                     --------------------------    --------------------------
Investment Activities:
  Net Investment Income ..........................................   $     2,830    $     6,503    $     1,775    $     3,953
  Net Realized Gain (Loss) on Investments ........................           449          1,397            320            521
  Change in Unrealized Depreciation on Investments ...............        (1,992)        (2,975)        (1,237)        (2,085)
                                                                     -----------    -----------    -----------    -----------
Net Increase in Net Assets Resulting From Operations .............         1,287          4,925            858          2,389
                                                                     -----------    -----------    -----------    -----------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares .............................................        (1,899)        (4,235)        (1,780)        (3,785)
    Class A Shares ...............................................          (871)        (2,060)           (73)          (158)
    Class B Shares ...............................................           (88)          (190)            --             --
    Class C Shares ...............................................           (14)           (20)            (1)            (1)
    Class S Shares ...............................................            --             --             --             --
  Capital Gains:
    Fiduciary Shares .............................................          (993)        (1,141)          (657)          (729)
    Class A Shares ...............................................          (475)          (583)           (30)           (36)
    Class B Shares ...............................................           (61)           (70)            --             --
    Class C Shares ...............................................            (9)            (6)            --             --
                                                                     -----------    -----------    -----------    -----------
      Total Dividends and Distributions ..........................        (4,410)        (8,305)        (2,541)        (4,709)
                                                                     -----------    -----------    -----------    -----------
Change in Net Assets .............................................        (3,123)        (3,380)        (1,683)        (2,320)
                                                                     -----------    -----------    -----------    -----------
Share Transactions: (1)
  Fiduciary Shares:
    Proceeds from Shares Issued ..................................         3,697         10,990            529          3,764
    Reinvestment of Dividends and Distributions ..................         1,009          1,443            642            718
    Cost of Shares Redeemed ......................................        (5,912)       (28,742)        (8,783)        (9,853)
                                                                     -----------    -----------    -----------    -----------
      Total Fiduciary Share Transactions .........................        (1,206)       (16,309)        (7,612)        (5,371)
                                                                     -----------    -----------    -----------    -----------
  Class A Shares:
    Proceeds from Shares Issued ..................................         2,981          5,352            834          2,322
    Reinvestment of Dividends and Distributions ..................           972          1,880             85            118
    Cost of Shares Redeemed ......................................       (10,788)       (14,856)          (900)        (3,313)
                                                                     -----------    -----------    -----------    -----------
      Total Class A Share Transactions ...........................        (6,835)        (7,624)            19           (873)
                                                                     -----------    -----------    -----------    -----------
  Class B Shares:
    Proceeds from Shares Issued ..................................            --             84             --             --
    Reinvestment of Dividends and Distributions ..................           110            196             --             --
    Cost of Shares Redeemed ......................................          (423)        (1,242)            --             --
                                                                     -----------    -----------    -----------    -----------
      Total Class B Share Transactions ...........................          (313)          (962)            --             --
                                                                     -----------    -----------    -----------    -----------
  Class C Shares (2):
    Proceeds from Shares Issued ..................................            12            376             --             50
    Reinvestment of Dividends and Distributions ..................            18             26              1              1
    Cost of Shares Redeemed ......................................           (30)            (5)            --             --
                                                                     -----------    -----------    -----------    -----------
      Total Class C Share Transactions ...........................            --            397              1             51
                                                                     -----------    -----------    -----------    -----------
  Class S Shares:
    Proceeds from Shares Issued ..................................            --             --             --             --
    Reinvestment of Dividends ....................................            --             --             --             --
    Cost of Shares Redeemed ......................................            --             --             --             --
                                                                     -----------    -----------    -----------    -----------
      Total Class S Share Transactions ...........................            --             --             --             --
                                                                     -----------    -----------    -----------    -----------
   Net Increase (Decrease) in Net Assets From Share Transactions .        (8,354)       (24,498)        (7,592)        (6,193)
                                                                     -----------    -----------    -----------    -----------
      Total Increase (Decrease) in Net Assets ....................       (11,477)       (27,878)        (9,275)        (8,513)
                                                                     -----------    -----------    -----------    -----------
Net Assets:
  Beginning of Year ..............................................       163,374        191,252         93,906        102,419
                                                                     -----------    -----------    -----------    -----------
  End of Year ....................................................   $   151,897    $   163,374    $    84,631    $    93,906
                                                                     ===========    ===========    ===========    ===========
  Undistributed (Distributions in Excess of) Net Investment Income   $       144    $       186    $        99    $       178
                                                                     ===========    ===========    ===========    ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

(1)   FOR SHARE TRANSACTIONS, SEE NOTE 12 IN NOTES TO FINANCIAL STATEMENTS.
(2) CLASS C SHARES COMMENCED OPERATIONS ON NOVEMBER 30, 2004 FOR THE SHORT TERM BOND FUND.
(3)   COMMENCED OPERATIONS ON NOVEMBER 2, 2004.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

94                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                                                           SHORT TERM
                                                                                BOND                          BOND
                                                                                FUND                          FUND
                                                                     --------------------------    --------------------------
                                                                      08/01/05       08/01/04       08/01/05      11/02/04(3)
                                                                     TO 01/31/06    TO 07/31/05    TO 01/31/06    TO 07/31/05
                                                                     --------------------------    --------------------------
Investment Activities:
  Net Investment Income ..........................................   $    10,845    $    21,998    $       494    $       389
  Net Realized Gain (Loss) on Investments ........................           811          1,673            (14)            (7)
  Change in Unrealized Depreciation on Investments ...............        (8,056)        (2,416)          (155)          (260)
                                                                     -----------    -----------    -----------    -----------
Net Increase in Net Assets Resulting From Operations .............         3,600         21,255            325            122
                                                                     -----------    -----------    -----------    -----------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares .............................................       (10,657)       (20,552)          (451)          (371)
    Class A Shares ...............................................        (1,014)        (2,055)           (30)           (15)
    Class B Shares ...............................................          (166)          (331)            --             --
    Class C Shares ...............................................            (1)            (1)           (32)            --
    Class S Shares ...............................................            --             --             --             --
  Capital Gains:
    Fiduciary Shares .............................................            --             --             --             --
    Class A Shares ...............................................            --             --             --             --
    Class B Shares ...............................................            --             --             --             --
    Class C Shares ...............................................            --             --             --             --
                                                                     -----------    -----------    -----------    -----------
      Total Dividends and Distributions ..........................       (11,838)       (22,939)          (513)          (386)
                                                                     -----------    -----------    -----------    -----------
Change in Net Assets .............................................        (8,238)        (1,684)          (188)          (264)
                                                                     -----------    -----------    -----------    -----------
Share Transactions: (1)
  Fiduciary Shares:
    Proceeds from Shares Issued ..................................        39,202         70,035          5,707         26,111
    Reinvestment of Dividends and Distributions ..................         5,370         10,347            184            105
    Cost of Shares Redeemed ......................................       (66,036)      (100,674)        (1,960)        (1,411)
                                                                     -----------    -----------    -----------    -----------
      Total Fiduciary Share Transactions .........................       (21,464)       (20,292)         3,931         24,805
                                                                     -----------    -----------    -----------    -----------
  Class A Shares:
    Proceeds from Shares Issued ..................................           871          4,079          1,594          1,632
    Reinvestment of Dividends and Distributions ..................           695          1,375              8              2
    Cost of Shares Redeemed ......................................        (5,464)        (8,025)        (1,774)          (191)
                                                                     -----------    -----------    -----------    -----------
      Total Class A Share Transactions ...........................        (3,898)        (2,571)          (172)         1,443
                                                                     -----------    -----------    -----------    -----------
  Class B Shares:
    Proceeds from Shares Issued ..................................            --            164             --             --
    Reinvestment of Dividends and Distributions ..................           133            260             --             --
    Cost of Shares Redeemed ......................................          (507)        (1,907)            --             --
                                                                     -----------    -----------    -----------    -----------
      Total Class B Share Transactions ...........................          (374)        (1,483)            --             --
                                                                     -----------    -----------    -----------    -----------
  Class C Shares (2):
    Proceeds from Shares Issued ..................................            --             26          2,880             15
    Reinvestment of Dividends and Distributions ..................             1              1              1             --
    Cost of Shares Redeemed ......................................            (8)            (3)           (73)            --
                                                                     -----------    -----------    -----------    -----------
      Total Class C Share Transactions ...........................            (7)            24          2,808             15
                                                                     -----------    -----------    -----------    -----------
  Class S Shares:
    Proceeds from Shares Issued ..................................            --             --             --             --
    Reinvestment of Dividends ....................................            --             --             --             --
    Cost of Shares Redeemed ......................................            --             --             --             --
                                                                     -----------    -----------    -----------    -----------
      Total Class S Share Transactions ...........................            --             --             --             --
                                                                     -----------    -----------    -----------    -----------
   Net Increase (Decrease) in Net Assets From Share Transactions .       (25,743)       (24,322)         6,567         26,263
                                                                     -----------    -----------    -----------    -----------
      Total Increase (Decrease) in Net Assets ....................       (33,981)       (26,006)         6,379         25,999
                                                                     -----------    -----------    -----------    -----------
Net Assets:
  Beginning of Year ..............................................       482,033        508,039         25,999             --
                                                                     -----------    -----------    -----------    -----------
  End of Year ....................................................   $   448,052    $   482,033    $    32,378    $     5,999
                                                                     ===========    ===========    ===========    ===========
  Undistributed (Distributions in Excess of) Net Investment Income   $      (411)   $       582    $        (1)   $        18
                                                                     ===========    ===========    ===========    ===========

                                                                        100% U.S. TREASURY              U.S. GOVERNMENT
                                                                            MONEY MARKET                  MONEY MARKET
                                                                                FUND                          FUND
                                                                     --------------------------    --------------------------
                                                                      08/01/05       08/01/04       08/01/05       08/01/04
                                                                     TO 01/31/06    TO 07/31/05    TO 01/31/06    TO 07/31/05
                                                                     --------------------------    --------------------------
Investment Activities:
  Net Investment Income ..........................................   $    11,983    $    11,836    $     8,912    $     7,632
  Net Realized Gain (Loss) on Investments ........................           (27)            42             --             (1)
  Change in Unrealized Depreciation on Investments ...............            --             --             --             --
                                                                     -----------    -----------    -----------    -----------
Net Increase in Net Assets Resulting From Operations .............        11,956         11,878          8,912          7,631
                                                                     -----------    -----------    -----------    -----------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares .............................................        (5,965)        (6,673)        (7,043)        (6,524)
    Class A Shares ...............................................        (2,419)        (2,262)          (499)          (557)
    Class B Shares ...............................................            --             --            (14)           (10)
    Class C Shares ...............................................            --             --             --             --
    Class S Shares ...............................................        (3,599)        (2,902)        (1,356)          (541)
  Capital Gains:
    Fiduciary Shares .............................................            --             --             --             --
    Class A Shares ...............................................            --             --             --             --
    Class B Shares ...............................................            --             --             --             --
    Class C Shares ...............................................            --             --             --             --
                                                                     -----------    -----------    -----------    -----------
      Total Dividends and Distributions ..........................       (11,983)       (11,837)        (8,912)        (7,632)
                                                                     -----------    -----------    -----------    -----------
Change in Net Assets .............................................           (27)            41             --             (1)
                                                                     -----------    -----------    -----------    -----------
Share Transactions: (1)
  Fiduciary Shares:
    Proceeds from Shares Issued ..................................     1,172,936      2,968,389      1,945,821      3,157,136
    Reinvestment of Dividends and Distributions ..................           261            320            137            158
    Cost of Shares Redeemed ......................................    (1,215,881)    (2,977,833)    (1,990,424)    (3,106,150)
                                                                     -----------    -----------    -----------    -----------
      Total Fiduciary Share Transactions .........................       (42,684)        (9,124)       (44,466)        51,144
                                                                     -----------    -----------    -----------    -----------
  Class A Shares:
    Proceeds from Shares Issued ..................................       178,572        392,802         36,507         64,614
    Reinvestment of Dividends and Distributions ..................         2,419          2,262            499            557
    Cost of Shares Redeemed ......................................      (252,274)      (358,263)       (40,101)       (73,865)
                                                                     -----------    -----------    -----------    -----------
      Total Class A Share Transactions ...........................       (71,283)        36,801         (3,095)        (8,694)
                                                                     -----------    -----------    -----------    -----------
  Class B Shares:
    Proceeds from Shares Issued ..................................            --             --             90            326
    Reinvestment of Dividends and Distributions ..................            --             --             13             10
    Cost of Shares Redeemed ......................................            --             --           (227)          (843)
                                                                     -----------    -----------    -----------    -----------
      Total Class B Share Transactions ...........................            --             --           (124)          (507)
                                                                     -----------    -----------    -----------    -----------
  Class C Shares (2):
    Proceeds from Shares Issued ..................................            --             --             11             --
    Reinvestment of Dividends and Distributions ..................            --             --             --             --
    Cost of Shares Redeemed ......................................            --             --             --             --
                                                                     -----------    -----------    -----------    -----------
      Total Class C Share Transactions ...........................            --             --             11             --
                                                                     -----------    -----------    -----------    -----------
  Class S Shares:
    Proceeds from Shares Issued ..................................       633,213        873,865        348,428        317,539
    Reinvestment of Dividends ....................................         3,599          2,902          1,356            541
    Cost of Shares Redeemed ......................................      (605,272)      (881,984)      (295,695)      (292,400)
                                                                     -----------    -----------    -----------    -----------
      Total Class S Share Transactions ...........................        31,540         (5,217)        54,089         25,680
                                                                     -----------    -----------    -----------    -----------
   Net Increase (Decrease) in Net Assets From Share Transactions .       (82,427)        22,460          6,415         67,623
                                                                     -----------    -----------    -----------    -----------
      Total Increase (Decrease) in Net Assets ....................       (82,454)        22,501          6,415         67,622
                                                                     -----------    -----------    -----------    -----------
Net Assets:
  Beginning of Year ..............................................       867,306        844,805        531,024        463,402
                                                                     -----------    -----------    -----------    -----------
  End of Year ....................................................   $   784,852    $   867,306    $   537,439    $   531,024
                                                                     ===========    ===========    ===========    ===========

  Undistributed (Distributions in Excess of) Net Investment Income   $        --    $        --    $        (1)   $        (1)
                                                                     ===========    ===========    ===========    ===========


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           95

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS (000)

FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED) AND FOR THE YEAR OR PERIOD ENDED JULY 31, 2005

                                                                                DIVERSIFIED               CALIFORNIA TAX-FREE
                                                                                MONEY MARKET                 MONEY MARKET
                                                                                    FUND                          FUND
                                                                         --------------------------    --------------------------
                                                                          08/01/05       08/01/04       08/01/05       08/01/04
                                                                         TO 01/31/06    TO 07/31/05    TO 01/31/06    TO 07/31/05
                                                                         --------------------------    --------------------------
Investment Activities:
  Net Investment Income ..............................................   $    56,297    $    56,216    $     5,158    $     6,505
  Net Realized Gain (Loss) on Investments ............................            --             (2)            --              1
  Net Realized Gain on Investments in Affiliated Funds ...............            --             --             --             --
  Change in Unrealized Appreciation on Investments in Affiliated Funds            --             --             --             --
                                                                         -----------    -----------    -----------    -----------
Net Increase in Net Assets Resulting From Operations .................        56,297         56,214          5,158          6,506
                                                                         -----------    -----------    -----------    -----------
Dividends to Shareholders:
  Net Investment Income:
    Fiduciary Shares .................................................       (36,411)       (38,046)        (2,287)        (3,038)
    Class A Shares ...................................................        (9,862)        (8,867)        (2,578)        (3,135)
    Class C Shares ...................................................            --             --             --             --
    Class S Shares ...................................................       (10,024)        (9,303)          (293)          (334)
  Capital Gains:
    Class A Shares ...................................................            --             --             --             --
    Class C Shares ...................................................            --             --             --             --
                                                                         -----------    -----------    -----------    -----------
      Total Dividends ................................................       (56,297)       (56,216)        (5,158)        (6,507)
                                                                         -----------    -----------    -----------    -----------
Change in Net Assets .................................................            --             (2)            --             (1)
                                                                         -----------    -----------    -----------    -----------
Share Transactions: (1)
  Fiduciary Shares:
    Proceeds from Shares Issued ......................................     3,072,417      5,401,713        326,704        620,445
    Reinvestment of Dividends ........................................         6,426          7,261             24             --
    Cost of Shares Redeemed ..........................................    (3,053,031)    (5,330,319)      (326,224)      (637,304)
                                                                         -----------    -----------    -----------    -----------
      Total Fiduciary Share Transactions .............................        25,812         78,655            504        (16,859)
                                                                         -----------    -----------    -----------    -----------
  Class A Shares:
    Proceeds from Shares Issued ......................................       435,008        551,276        296,457        334,065
    Reinvestment of Dividends ........................................         9,723          8,746          2,576          3,179
    Cost of Shares Redeemed ..........................................      (349,806)      (546,899)      (313,103)      (343,514)
                                                                         -----------    -----------    -----------    -----------
      Total Class A Share Transactions ...............................        94,925         13,123        (14,070)        (6,270)
                                                                         -----------    -----------    -----------    -----------
  Class C Shares:
    Proceeds from Shares Issued ......................................            --             --             --             --
    Reinvestment of Dividends ........................................            --             --             --             --
    Cost of Shares Redeemed ..........................................            --             --             --             --
                                                                         -----------    -----------    -----------    -----------
      Total Class C Share Transactions ...............................            --             --             --             --
                                                                         -----------    -----------    -----------    -----------
  Class S Shares:
    Proceeds from Shares Issued ......................................     1,715,605      2,747,529        102,856        149,640
    Reinvestment of Dividends ........................................        10,024          9,303            292            334
    Cost of Shares Redeemed ..........................................    (1,903,281)    (2,862,191)      (113,772)      (145,522)
                                                                         -----------    -----------    -----------    -----------
      Total Class S Share Transactions ...............................      (177,652)      (105,359)       (10,624)         4,452
                                                                         -----------    -----------    -----------    -----------
Net Increase (Decrease) in Net Assets From Share Transactions ........       (56,915)       (13,581)       (24,190)       (18,677)
                                                                         -----------    -----------    -----------    -----------
  Total Increase (Decrease) in Net Assets ............................       (56,915)       (13,583)       (24,190)       (18,678)
                                                                         -----------    -----------    -----------    -----------
Net Assets:
  Beginning of Year ..................................................     3,319,954      3,333,537        494,392        513,070
                                                                         -----------    -----------    -----------    -----------
  End of Year  .......................................................   $ 3,263,039    $ 3,319,954    $   470,202    $   494,392
                                                                         ===========    ===========    ===========    ===========
Undistributed (Distributions in Excess of) Net Investment Income .....   $        --    $        --    $        --    $        --
                                                                         ===========    ===========    ===========    ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

(1)   FOR SHARE TRANSACTIONS, SEE NOTE 12 IN NOTES TO FINANCIAL STATEMENTS.
(2)   COMMENCED OPERATIONS ON OCTOBER 12, 2004.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

96                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                               CAPITAL GROWTH              GROWTH & INCOME
                                                                                 ALLOCATION                   ALLOCATION
                                                                                    FUND                         FUND
                                                                         --------------------------    --------------------------
                                                                          08/01/05      10/12/04 (2)    08/01/05      10/12/04(2)
                                                                         TO 01/31/06    TO 07/31/05    TO 01/31/06    TO 07/31/05
                                                                         --------------------------    --------------------------
Investment Activities:
  Net Investment Income ..............................................   $        41    $        10    $       102    $        47
  Net Realized Gain (Loss) on Investments ............................            --             --             --             --
  Net Realized Gain on Investments in Affiliated Funds ...............           741             78            517             46
  Change in Unrealized Appreciation on Investments in Affiliated Funds           558            551            350            442
                                                                         -----------    -----------    -----------    -----------
Net Increase in Net Assets Resulting From Operations .................         1,340            639            969            535
                                                                         -----------    -----------    -----------    -----------
Dividends to Shareholders:
  Net Investment Income:
    Fiduciary Shares .................................................            --             --             --             --
    Class A Shares ...................................................           (43)           (13)           (83)           (36)
    Class C Shares ...................................................            (9)            (2)           (21)            (7)
    Class S Shares ...................................................            --             --             --             --
  Capital Gains:
    Class A Shares ...................................................           (50)            --            (35)            --
    Class C Shares ...................................................           (25)            --            (17)            --
                                                                         -----------    -----------    -----------    -----------
      Total Dividends ................................................          (127)           (15)          (156)           (43)
                                                                         -----------    -----------    -----------    -----------
Change in Net Assets .................................................         1,213            624            813            492
                                                                         -----------    -----------    -----------    -----------
Share Transactions: (1)
  Fiduciary Shares:
    Proceeds from Shares Issued ......................................            --             --             --             --
    Reinvestment of Dividends ........................................            --             --             --             --
    Cost of Shares Redeemed ..........................................            --             --             --             --
                                                                         -----------    -----------    -----------    -----------
      Total Fiduciary Share Transactions .............................            --             --             --             --
                                                                         -----------    -----------    -----------    -----------
  Class A Shares:
    Proceeds from Shares Issued ......................................         8,029          8,741          5,421         10,238
    Reinvestment of Dividends ........................................            80             11            103             32
    Cost of Shares Redeemed ..........................................          (586)          (223)        (1,726)          (457)
                                                                         -----------    -----------    -----------    -----------
      Total Class A Share Transactions ...............................         7,523          8,529          3,798          9,813
                                                                         -----------    -----------    -----------    -----------
  Class C Shares:
    Proceeds from Shares Issued ......................................         3,221          4,388          2,559          4,477
    Reinvestment of Dividends ........................................            30              1             34              6
    Cost of Shares Redeemed ..........................................          (213)           (11)          (408)           (50)
                                                                         -----------    -----------    -----------    -----------
      Total Class C Share Transactions ...............................         3,038          4,378          2,185          4,433
                                                                         -----------    -----------    -----------    -----------
  Class S Shares:
    Proceeds from Shares Issued ......................................            --             --             --             --
    Reinvestment of Dividends ........................................            --             --             --             --
    Cost of Shares Redeemed ..........................................            --             --             --             --
                                                                         -----------    -----------    -----------    -----------
      Total Class S Share Transactions ...............................            --             --             --             --
                                                                         -----------    -----------    -----------    -----------
Net Increase (Decrease) in Net Assets From Share Transactions ........        10,561         12,907          5,983         14,246
                                                                         -----------    -----------    -----------    -----------
  Total Increase (Decrease) in Net Assets ............................        11,774         13,531          6,796         14,738
                                                                         -----------    -----------    -----------    -----------
Net Assets:
  Beginning of Year ..................................................        13,531             --         14,738             --
                                                                         -----------    -----------    -----------    -----------
  End of Year ........................................................   $    25,305    $    13,531    $    21,534    $    14,738
                                                                         ===========    ===========    ===========    ===========
Undistributed (Distributions in Excess of) Net Investment Income .....   $       (11)   $        --    $         2    $         4
                                                                         ===========    ===========    ===========    ===========


                                                                               INCOME PLUS
                                                                                ALLOCATION
                                                                                   FUND
                                                                         --------------------------
                                                                          08/01/05      10/12/04(2)
                                                                         TO 01/31/06    TO 07/31/05
                                                                         --------------------------
Investment Activities:
  Net Investment Income ..............................................   $        38    $        15
  Net Realized Gain (Loss) on Investments ............................            --             --
  Net Realized Gain on Investments in Affiliated Funds ...............            60              2
  Change in Unrealized Appreciation on Investments in Affiliated Funds            39             35
                                                                         -----------    -----------
Net Increase in Net Assets Resulting From Operations .................           137             52
                                                                         -----------    -----------
Dividends to Shareholders:
  Net Investment Income:
    Fiduciary Shares .................................................            --            --
    Class A Shares ...................................................           (30)           (10)
    Class C Shares ...................................................            (7)            (1)
    Class S Shares ...................................................            --            --
  Capital Gains:
    Class A Shares ...................................................            (2)           --
    Class C Shares ...................................................            (1)           --
                                                                         -----------    -----------
      Total Dividends ................................................           (40)           (11)
                                                                         -----------    -----------
Change in Net Assets .................................................            97             41
                                                                         -----------    -----------
Share Transactions: (1)
  Fiduciary Shares:
    Proceeds from Shares Issued ......................................            --             --
    Reinvestment of Dividends ........................................            --             --
    Cost of Shares Redeemed ..........................................            --             --
                                                                         -----------    -----------
      Total Fiduciary Share Transactions .............................            --             --
                                                                         -----------    -----------
  Class A Shares:
    Proceeds from Shares Issued ......................................         1,183          2,226
    Reinvestment of Dividends ........................................            20              5
    Cost of Shares Redeemed ..........................................          (340)           (96)
                                                                         -----------    -----------
      Total Class A Share Transactions ...............................           863          2,135
                                                                         -----------    -----------
  Class C Shares:
    Proceeds from Shares Issued ......................................           717            513
    Reinvestment of Dividends ........................................             8              1
    Cost of Shares Redeemed ..........................................           (43)            (4)
                                                                         -----------    -----------
      Total Class C Share Transactions ...............................           682            510
                                                                         -----------    -----------
  Class S Shares:
    Proceeds from Shares Issued ......................................            --             --
    Reinvestment of Dividends ........................................            --             --
    Cost of Shares Redeemed ..........................................            --             --
                                                                         -----------    -----------
      Total Class S Share Transactions ...............................            --             --
                                                                         -----------    -----------
Net Increase (Decrease) in Net Assets From Share Transactions ........         1,545          2,645
                                                                         -----------    -----------
  Total Increase (Decrease) in Net Assets ............................         1,642          2,686
                                                                         -----------    -----------
Net Assets:
  Beginning of Year ..................................................         2,686             --
                                                                         -----------    -----------
  End of Year ........................................................   $     4,328    $     2,686
                                                                         ===========    ===========
Undistributed (Distributions in Excess of) Net Investment Income .....   $         5    $         4
                                                                         ===========    ===========


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           97

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31,

                                                                                DIVIDENDS AND
                                  INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                               -----------------------------               ----------------------
                       NET
                      ASSET                    NET REALIZED                                            TOTAL
                      VALUE,       NET        AND UNREALIZED     TOTAL        NET                      FROM
                    BEGINNING   INVESTMENT    GAIN (LOSS) ON     FROM      INVESTMENT     CAPITAL   DIVIDENDS AND  REDEMPTION
                    OF PERIOD  INCOME (LOSS)    INVESTMENTS    OPERATIONS    INCOME        GAINS    DISTRIBUTIONS     FEES
------------------------------------------------------------------------------------------------------------------------------
---------------------
LARGE CAP GROWTH FUND
---------------------

  FIDUCIARY SHARES
  2006+*             $   8.61   $ (0.001)         $  0.960      $  0.959    $ (0.019)     $     --    $ (0.019)       $     --
  2005+                  7.50      0.042             1.094         1.136      (0.026)           --      (0.026)             --
  2004+                  7.25     (0.012)            0.236         0.224          --            --          --           0.026
  2003+                  6.53      0.003             0.722         0.725      (0.005)++         --      (0.005)             --
  2002+                  8.68     (0.004)           (2.146)       (2.150)         --            --          --              --
  2001                  18.62     (0.061)           (7.684)       (7.745)         --        (2.195)     (2.195)             --

  CLASS A SHARES
  2006+*             $   8.48   $ (0.011)         $  0.935      $  0.924    $ (0.004)     $     --    $ (0.004)       $     --
  2005+                  7.39      0.022             1.076         1.098      (0.008)           --      (0.008)             --
  2004+                  7.15     (0.031)            0.243         0.212          --            --          --           0.028
  2003+                  6.47     (0.014)            0.694         0.680        - -++           --          --              --
  2002+                  8.61     (0.022)           (2.118)       (2.140)         --            --          --              --
  2001                  18.53     (0.093)           (7.632)       (7.725)         --        (2.195)     (2.195)             --

  CLASS B SHARES
  2006+*             $   8.03   $ (0.037)         $  0.887      $  0.850    $     --      $     --    $     --        $     --
  2005+                  7.04     (0.027)            1.017         0.990          --            --          --              --
  2004+                  6.86     (0.077)            0.231         0.154          --            --          --           0.026
  2003+                  6.24     (0.053)            0.673         0.620          --            --          --              --
  2002+                  8.36     (0.069)           (2.051)       (2.120)         --            --          --              --
  2001                  18.19     (0.168)           (7.467)       (7.635)         --        (2.195)     (2.195)             --

  CLASS C SHARES
  2006+*             $   8.04   $ (0.037)         $  0.887      $  0.850    $     --      $     --    $     --        $     --
  2005+                  7.05     (0.027)            1.017         0.990          --            --          --              --
  2004+                  6.87     (0.078)            0.227         0.149          --            --          --           0.031
  2003+                  6.24     (0.055)            0.685         0.630          --            --          --              --
  2002+                  8.37     (0.069)           (2.061)       (2.130)         --            --          --              --
  2001                  18.19     (0.160)           (7.465)       (7.625)         --        (2.195)     (2.195)             --

-------------------
VALUE MOMENTUM FUND
-------------------

  FIDUCIARY SHARES
  2006+*             $  24.07   $  0.155          $  1.385      $  1.540    $ (0.150)     $ (2.600)   $ (2.750)       $     --
  2005+                 22.58      0.324             3.368         3.692      (0.340)       (1.862)     (2.202)             --
  2004+                 20.72      0.277             2.899         3.176      (0.284)       (1.032)     (1.316)             --
  2003+                 20.05      0.273             1.583         1.856      (0.264)       (0.922)     (1.186)             --
  2002+                 27.00      0.254            (5.404)       (5.150)     (0.247)       (1.553)     (1.800)             --
  2001                  29.10      0.245            (0.411)       (0.166)     (0.252)       (1.682)     (1.934)             --

  CLASS A SHARES
  2006+*             $  24.04   $  0.125          $  1.397      $  1.522    $ (0.122)     $ (2.600)   $ (2.722)       $     --
  2005+                 22.56      0.266             3.360         3.626      (0.284)       (1.862)     (2.146)             --
  2004+                 20.71      0.221             2.890         3.111      (0.229)       (1.032)     (1.261)             --
  2003+                 20.04      0.225             1.584         1.809      (0.217)       (0.922)     (1.139)             --
  2002+                 26.99      0.195            (5.401)       (5.206)     (0.191)       (1.553)     (1.744)             --
  2001                  29.09      0.160            (0.394)       (0.234)     (0.184)       (1.682)     (1.866)             --

  CLASS B SHARES
  2006+*             $  23.79   $  0.049          $  1.370      $  1.419    $ (0.059)     $ (2.600)   $ (2.659)       $     --
  2005+                 22.35      0.114             3.340         3.454      (0.152)       (1.862)     (2.014)             --
  2004+                 20.54      0.076             2.862         2.938      (0.096)       (1.032)     (1.128)             --
  2003+                 19.90      0.101             1.565         1.666      (0.104)       (0.922)     (1.026)             --
  2002+                 26.81      0.038            (5.341)       (5.303)     (0.054)       (1.553)     (1.607)             --
  2001                  28.95     (0.013)           (0.411)       (0.424)     (0.034)       (1.682)     (1.716)             --

  CLASS C SHARES
  2006+*             $  23.74   $  0.049          $  1.370      $  1.419    $ (0.059)     $ (2.600)   $ (2.659)       $     --
  2005+                 22.32      0.107             3.331         3.438      (0.156)       (1.862)     (2.018)             --
  2004+                 20.51      0.077             2.862         2.939      (0.097)       (1.032)     (1.129)             --
  2003+                 19.87      0.102             1.563         1.665      (0.103)       (0.922)     (1.025)             --
  2002+                 26.80      0.037            (5.359)       (5.322)     (0.055)       (1.553)     (1.608)             --
  2001                  28.94     (0.093)           (0.329)       (0.422)     (0.036)       (1.682)     (1.718)             --

                                                                        RATIO
                                                                     OF EXPENSES
                                                                      TO AVERAGE      RATIO OF
                        NET                    NET                   NET ASSETS          NET
                       ASSET                 ASSETS,       RATIO       EXCLUDING      INVESTMENT
                       VALUE,                  END      OF EXPENSES   FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
                        END       TOTAL     OF PERIOD   TO AVERAGE   AND REDUCTION    TO AVERAGE   TURNOVER
                    OF PERIOD    RETURN***    (000)     NET ASSETS    OF EXPENSES     NET ASSETS     RATE
-------------------------------------------------------------------------------------------------------------
---------------------
LARGE CAP GROWTH FUND
---------------------

  FIDUCIARY SHARES
  2006+*             $   9.55      11.14%    $110,184       0.93%        1.20%          (0.01)%         30%
  2005+                  8.61      15.16      129,824       0.94         1.16            0.53           73
  2004+                  7.50       3.45      137,682       0.94         1.13           (0.15)          93
  2003+                  7.25      11.11      161,181       0.94         1.12            0.05           57
  2002+                  6.53     (24.77)     156,663       0.93         1.10           (0.05)         105
  2001                   8.68     (45.71)     279,625       0.92         1.11           (0.46)          26

  CLASS A SHARES
  2006+*             $   9.40      10.89%    $ 19,898       1.18%        1.45%          (0.26)%         30%
  2005+                  8.48      14.86       17,377       1.19         1.41            0.29           73
  2004+                  7.39       3.36       18,845       1.19         1.38           (0.40)          93
  2003+                  7.15      10.51       18,858       1.20         1.37           (0.22)          57
  2002+                  6.47     (24.85)      12,214       1.18         1.35           (0.28)         105
  2001                   8.61     (45.83)      24,223       1.17         1.36           (0.71)          26

  CLASS B SHARES
  2006+*             $   8.88      10.59%    $  9,444       1.82%        1.95%          (0.89)%         30%
  2005+                  8.03      14.06        9,259       1.84         1.91           (0.37)          73
  2004+                  7.04       2.62       10,003       1.84         1.88           (1.05)          93
  2003+                  6.86       9.94       10,558       1.85         1.87           (0.85)          57
  2002+                  6.24     (25.36)      10,322       1.83         1.86           (0.94)         105
  2001                   8.36     (46.23)      14,450       1.82         1.86           (1.35)          26

  CLASS C SHARES
  2006+*             $   8.89      10.57%    $  1,515       1.82%        1.95%          (0.89)%         30%
  2005+                  8.04      14.04        1,422       1.84         1.91           (0.36)          73
  2004+                  7.05       2.62        1,543       1.84         1.88           (1.05)          93
  2003+                  6.87      10.10        1,223       1.85         1.87           (0.87)          57
  2002+                  6.24     (25.45)         736       1.83         1.86           (0.94)         105
  2001                   8.37     (46.17)         817       1.82         1.86           (1.35)          26

-------------------
VALUE MOMENTUM FUND
-------------------

  FIDUCIARY SHARES
  2006+*             $  22.86       6.73%    $439,924       0.93%        1.11%           1.30%           9%
  2005+                 24.07      16.96      430,755       0.94         1.13            1.40           18
  2004+                 22.58      15.69      389,658       0.92         1.11            1.25           20
  2003+                 20.72      10.00      350,151       0.94         1.11            1.44            6
  2002+                 20.05     (20.06)     355,004       0.93         1.10            1.06           12
  2001                  27.00      (0.55)     482,337       0.92         1.10            0.85            3

  CLASS A SHARES
  2006+*             $  22.84       6.66%    $ 29,484       1.18%        1.36%           1.05%           9%
  2005+                 24.04      16.64       28,799       1.18         1.38            1.15           18
  2004+                 22.56      15.36       28,461       1.17         1.36            1.00           20
  2003+                 20.71       9.74       27,208       1.19         1.36            1.18            6
  2002+                 20.04     (20.25)      26,595       1.18         1.35            0.81           12
  2001                  26.99      (0.80)      42,466       1.17         1.35            0.59            3

  CLASS B SHARES
  2006+*             $  22.55       6.27%    $  9,209       1.82%        1.86%           0.42%           9%
  2005+                 23.79      15.95        9,396       1.83         1.88            0.50           18
  2004+                 22.35      14.59        9,208       1.82         1.86            0.35           20
  2003+                 20.54       9.00        8,139       1.84         1.86            0.54            6
  2002+                 19.90     (20.71)       8,427       1.83         1.85            0.16           12
  2001                  26.81      (1.48)      10,292       1.82         1.85           (0.05)           3

  CLASS C SHARES
  2006+*             $  22.50       6.29%    $  1,317       1.82%        1.86%           0.42%           9%
  2005+                 23.74      15.90        1,204       1.84         1.88            0.47           18
  2004+                 22.32      14.62          788       1.82         1.86            0.35           20
  2003+                 20.51       9.01          776       1.84         1.86            0.54            6
  2002+                 19.87     (20.79)         845       1.83         1.85            0.15           12
  2001                  26.80      (1.47)       1,038       1.82         1.85           (0.06)           3

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

98                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                                DIVIDENDS AND
                                  INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                               -----------------------------               ----------------------
                       NET
                      ASSET                    NET REALIZED                                           TOTAL
                      VALUE,        NET       AND UNREALIZED     TOTAL        NET                      FROM
                    BEGINNING    INVESTMENT   GAIN (LOSS) ON     FROM      INVESTMENT     CAPITAL   DIVIDENDS AND  REDEMPTION
                    OF PERIOD   INCOME (LOSS)   INVESTMENTS    OPERATIONS    INCOME        GAINS    DISTRIBUTIONS     FEES
------------------------------------------------------------------------------------------------------------------------------
---------------------
LARGE CAP VALUE FUND
---------------------
   FIDUCIARY SHARES
   2006+*           $  12.49      $  0.070        $  0.864       $  0.934    $ (0.074)    $     --    $ (0.074)       $     --
   2005+               10.41         0.133           2.077          2.210      (0.130)          --      (0.130)             --
   2004+                8.74         0.100           1.670          1.770      (0.100)                      --              --
   2003+                8.25         0.105           0.484          0.589      (0.099)          --      (0.099)             --
   2002+               11.04         0.123          (2.790)        (2.667)     (0.123)          --      (0.123)             --
   2001                12.35         0.129          (0.438)        (0.309)     (0.127)      (0.874)     (1.001)             --

   CLASS A SHARES
   2006+*           $  12.52      $  0.051        $  0.867       $  0.918    $ (0.059)    $     --    $ (0.059)       $  0.001
   2005+               10.43         0.103           2.090          2.193      (0.103)          --      (0.103)             --
   2004+                8.76         0.075           1.671          1.746      (0.076)          --      (0.076)             --
   2003+                8.26         0.085           0.495          0.580      (0.080)          --      (0.080)             --
   2002+               11.06         0.096          (2.796)        (2.700)     (0.100)          --      (0.100)             --
   2001                12.38         0.097          (0.445)        (0.348)     (0.098)      (0.874)     (0.972)             --

   CLASS B SHARES
   2006+*           $  12.35      $  0.014        $  0.850       $  0.864    $ (0.024)    $     --    $ (0.024)       $     --
   2005+               10.31         0.029           2.052          2.081      (0.041)          --      (0.041)             --
   2004+                8.67         0.010           1.653          1.663      (0.023)          --      (0.023)             --
   2003+                8.19         0.032           0.488          0.520      (0.040)          --      (0.040)             --
   2002+               10.97         0.032          (2.764)        (2.732)     (0.048)          --      (0.048)             --
   2001                12.30         0.020          (0.442)        (0.422)     (0.034)      (0.874)     (0.908)             --

   CLASS C SHARES
   2006+*           $  12.32      $  0.013        $  0.851       $  0.864    $ (0.024)    $     --    $ (0.024)       $     --
   2005+               10.28         0.027           2.057          2.084      (0.044)          --      (0.044)             --
   2004+                8.65         0.010           1.649          1.659      (0.029)          --      (0.029)             --
   2003+                8.18         0.035           0.480          0.515      (0.045)          --      (0.045)             --
   2002+               10.96         0.028          (2.757)        (2.729)     (0.051)          --      (0.051)             --
   2001                12.29         0.004          (0.428)        (0.424)     (0.032)      (0.874)     (0.906)             --
----------------
CORE EQUITY FUND
----------------

   FIDUCIARY SHARES
   2006+*           $   8.10      $  0.040        $  0.510       $  0.550    $ (0.040)    $     --    $ (0.040)       $     --
   2005+                7.36         0.101           0.738          0.839      (0.099)          --      (0.099)             --
   2004+                6.73         0.029           0.630          0.659      (0.029)          --      (0.029)             --
   2003+                6.22         0.055           0.508          0.563      (0.053)          --      (0.053)             --
   2002+                8.26         0.045          (2.042)        (1.997)     (0.043)          --      (0.043)             --
   2001                 9.76         0.044          (1.495)        (1.451)     (0.047)      (0.002)     (0.049)             --

   CLASS A SHARES
   2006+*           $   8.09      $  0.030        $  0.501       $  0.531    $ (0.031)    $     --    $ (0.031)       $     --
   2005+                7.34         0.076           0.751          0.827      (0.077)          --      (0.077)             --
   2004+                6.72         0.010           0.626          0.636      (0.016)          --      (0.016)             --
   2003+                6.21         0.037           0.512          0.549      (0.039)          --      (0.039)             --
   2002+                8.25         0.027          (2.041)        (2.014)     (0.026)          --      (0.026)             --
   2001                 9.76         0.028          (1.507)        (1.479)     (0.029)      (0.002)     (0.031)             --

  CLASS B SHARES
   2006+*           $   7.95      $  0.003        $  0.508       $  0.511    $ (0.011)    $     --    $ (0.011)       $     --
   2005+                7.23         0.032           0.732          0.764      (0.044)          --      (0.044)             --
   2004+                6.66        (0.037)          0.609          0.572      (0.002)          --      (0.002)             --
   2003+                6.17        (0.001)          0.505          0.504      (0.014)          --      (0.014)             --
   2002+                8.22        (0.021)         (2.028)        (2.049)     (0.001)          --      (0.001)             --
   2001                 9.75        (0.013)         (1.513)        (1.526)     (0.002)      (0.002)     (0.004)             --

   CLASS C SHARES
   2006+*           $   7.96      $  0.003        $  0.498       $  0.501    $ (0.011)    $     --    $ (0.011)       $     --
   2005+                7.24         0.030           0.735          0.765      (0.045)          --      (0.045)             --
   2004+(1)             7.16        (0.030)          0.112          0.082      (0.002)          --      (0.002)             --

                                                                        RATIO
                                                                     OF EXPENSES
                                                                      TO AVERAGE      RATIO OF
                        NET                    NET                   NET ASSETS         NET
                       ASSET                 ASSETS,       RATIO       EXCLUDING     INVESTMENT
                       VALUE,                  END      OF EXPENSES   FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
                        END       TOTAL     OF PERIOD   TO AVERAGE   AND REDUCTION    TO AVERAGE   TURNOVER
                    OF PERIOD    RETURN***    (000)     NET ASSETS    OF EXPENSES     NET ASSETS     RATE
-------------------------------------------------------------------------------------------------------------
---------------------
LARGE CAP VALUE FUND
---------------------

   FIDUCIARY SHARES
   2006+*              $  13.35       7.51%    $148,770       0.93%        1.17%        1.10%           42%
   2005+                  12.49      21.35      123,343       0.93         1.17         1.15            99
   2004+                     --      10.41       87,181       0.93         1.12         1.00            86
   2003+                   8.74       7.26       65,363       0.93         1.11         1.30           337
   2002+                   8.25     (24.31)      78,479       0.92         1.09         1.24           226
   2001                   11.04      (2.90)     189,327       0.91         1.06         1.08           138

   CLASS A SHARES
   2006+*              $  13.38       7.37%    $126,326       1.18%        1.42%        0.79%           42%
   2005+                  12.52      21.12       62,537       1.18         1.42         0.89            99
   2004+                  10.43      19.98       33,442       1.18         1.37         0.75            86
   2003+                   8.76       7.12       29,036       1.18         1.36         1.05           337
   2002+                   8.26     (24.55)      31,773       1.17         1.34         0.98           226
   2001                   11.06      (3.22)      50,776       1.16         1.31         0.81           138

   CLASS B SHARES
   2006+*              $  13.19       7.01%    $  4,026       1.81%        1.92%        0.22%           42%
   2005+                  12.35      20.22        3,996       1.83         1.92         0.26            99
   2004+                  10.31      19.20        3,640       1.83         1.87         0.10            86
   2003+                   8.67       6.41        2,005       1.83         1.86         0.40           337
   2002+                   8.19     (24.97)       2,164       1.82         1.85         0.32           226
   2001                   10.97      (3.84)       3,521       1.81         1.83         0.16           138

   CLASS C SHARES
   2006+*              $  13.16       7.02%    $  5,493       1.81%        1.92%        0.21%           42%
   2005+                  12.32      20.31        4,578       1.83         1.92         0.23            99
   2004+                  10.28      19.20        1,769       1.85         1.90         0.10            86
   2003+                   8.65       6.36          168       1.83         1.86         0.43           337
   2002+                   8.18     (24.97)          46       1.82         1.85         0.29           226
   2001                   10.96      (3.86)          16       1.81         1.83         0.18           138
----------------
CORE EQUITY FUND
----------------

   FIDUCIARY SHARES
   2006+*              $   8.61       6.81%    $104,976       0.92%        1.15%        0.97%           31%
   2005+                   8.10      11.47      106,413       0.93         1.18         1.31           101
   2004+                   7.36       9.80      113,334       0.92         1.10         0.38           119
   2003+                   6.73       9.15      115,045       0.92         1.09         0.89            71
   2002+                   6.22     (24.25)     114,854       0.93         1.10         0.61            11
   2001                    8.26     (14.91)      96,112       0.92         1.12         0.49            14

   CLASS A SHARES
   2006+*              $   8.59       6.58%    $  3,012       1.17%        1.40%        0.72%           31%
   2005+                   8.09      11.32        3,031       1.18         1.43         1.00           101
   2004+                   7.34       9.47        3,657       1.17         1.35         0.13           119
   2003+                   6.72       8.91        3,233       1.16         1.34         0.61            71
   2002+                   6.21     (24.46)       1,729       1.18         1.35         0.36            11
   2001                    8.25     (15.19)       1,870       1.17         1.37         0.23            14

   CLASS B SHARES
   2006+*              $   8.45       6.43%    $  2,995       1.80%        1.90%        0.09%           31%
   2005+                   7.95      10.60        3,044       1.83         1.93         0.42           101
   2004+                   7.23       8.60        3,249       1.82         1.85        (0.52)          119
   2003+                   6.66       8.20        3,093       1.82         1.84        (0.01)           71
   2002+                   6.17     (24.93)       2,701       1.83         1.85        (0.29)           11
   2001                    8.22     (15.66)       1,883       1.82         1.87        (0.44)           14

   CLASS C SHARES
   2006+*              $   8.45       6.29%    $    320       1.80%        1.90%        0.08%           31%
   2005+                   7.96      10.59          280       1.83         1.93         0.40           101
   2004+(1)                7.24       1.14          277       1.83**       1.88**      (0.60)**        119

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 **   ANNUALIZED.
*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
 ++ FOR THE FIDUCIARY SHARES, REPRESENTS A $0.005 RETURN OF CAPITAL FOR TAX PURPOSES. FOR CLASS A, REPRESENTS A $0.0002 RETURN OF CAPITAL FOR TAX PURPOSES.
(1)   COMMENCED OPERATIONS ON NOVEMBER 28, 2003.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           99

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31,

                                                                                 DIVIDENDS AND
                                       INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                                   -----------------------------              --------------------
                           NET
                          ASSET                    NET REALIZED                                           TOTAL
                          VALUE,         NET      AND UNREALIZED     TOTAL       NET                      FROM
                        BEGINNING   INVESTMENT    GAIN (LOSS) ON     FROM     INVESTMENT    CAPITAL    DIVIDENDS AND
                        OF PERIOD  INCOME (LOSS)   INVESTMENTS    OPERATIONS    INCOME       GAINS     DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

     FIDUCIARY SHARES
     2006+*             $  13.81     $  0.121         $  0.294    $  0.415      $ (0.125)   $     --       $ (0.125)
     2005+                 12.90        0.267            0.922       1.189        (0.279)         --         (0.279)
     2004+                 12.10        0.171            0.796       0.967        (0.167)         --         (0.167)
     2003+                 11.53        0.262            0.563       0.825        (0.255)         --         (0.255)
     2002+                 14.03        0.296           (2.237)     (1.941)       (0.301)     (0.258)        (0.559)
     2001                  15.74        0.331           (1.224)     (0.893)       (0.346)     (0.471)        (0.817)

     CLASS A SHARES
     2006+*             $  13.79     $  0.104         $  0.295    $  0.399      $ (0.109)   $     --       $ (0.109)
     2005+                 12.88        0.228            0.929       1.157        (0.247)         --         (0.247)
     2004+                 12.09        0.138            0.787       0.925        (0.135)         --         (0.135)
     2003+                 11.51        0.227            0.581       0.808        (0.228)         --         (0.228)
     2002+                 14.01        0.262           (2.234)     (1.972)       (0.270)     (0.258)        (0.528)
     2001                  15.73        0.290           (1.229)     (0.939)       (0.310)     (0.471)        (0.781)

     CLASS B SHARES
     2006+*             $  13.75     $  0.060         $  0.296    $  0.356      $ (0.066)   $     --       $ (0.066)
     2005+                 12.85        0.142            0.920       1.062        (0.162)         --         (0.162)
     2004+                 12.06        0.054            0.791       0.845        (0.055)         --         (0.055)
     2003+                 11.49        0.152            0.573       0.725        (0.155)         --         (0.155)
     2002+                 13.99        0.177           (2.229)     (2.052)       (0.190)     (0.258)        (0.448)
     2001                  15.70        0.200           (1.222)     (1.022)       (0.217)     (0.471)        (0.688)

     CLASS C SHARES
     2006+*             $  13.73     $  0.061         $  0.296    $  0.357      $ (0.067)   $     --       $ (0.067)
     2005+                 12.84        0.142            0.910       1.052        (0.162)         --         (0.162)
     2004+                 12.06        0.053            0.789       0.842        (0.062)         --         (0.062)
     2003+                 11.49        0.154            0.571       0.725        (0.155)         --         (0.155)
     2002+                 13.99        0.175           (2.224)     (2.049)       (0.193)     (0.258)        (0.451)
     2001                  15.71        0.210           (1.238)     (1.028)       (0.221)     (0.471)        (0.692)
---------------------
SMALL CAP GROWTH FUND
---------------------

     FIDUCIARY SHARES
     2006+*             $  14.66     $ (0.069)        $  1.471    $  1.402      $     --    $ (0.832)        $ (0.832)
     2005+                 11.81       (0.160)           3.030       2.870            --      (0.020)          (0.020)
     2004+                 11.74       (0.177)           0.439       0.262            --      (0.192)          (0.192)
     2003+(1)              10.00       (0.034)           1.774       1.740            --          --               --

     CLASS A SHARES
     2006+*             $  14.59     $ (0.087)        $  1.459    $  1.372      $     --    $ (0.832)       $ (0.832)
     2005+                 11.78       (0.192)           3.022       2.830            --      (0.020)         (0.020)
     2004+                 11.74       (0.209)           0.441       0.232            --      (0.192)         (0.192)
     2003+(1)              10.00       (0.040)           1.780       1.740            --          --              --

     CLASS B SHARES
     2006+*             $  14.39     $ (0.131)        $  1.433    $  1.302      $     --    $ (0.832)      $ (0.832)
     2005+                 11.69       (0.273)           2.993       2.720            --      (0.020)        (0.020)
     2004+                 11.73       (0.294)           0.446       0.152            --      (0.192)        (0.192)
     2003+(1)              10.00       (0.056)           1.786       1.730            --          --             --

     CLASS C SHARES
     2006+*             $  14.39     $ (0.131)        $  1.433    $  1.302      $     --    $ (0.832)      $ (0.832)
     2005+                 11.69       (0.274)           2.994       2.720            --      (0.020)        (0.020)
     2004+                 11.73       (0.292)           0.444       0.152            --      (0.192)        (0.192)
     2003+(1)              10.00       (0.058)           1.788       1.730            --          --             --

                                                                            RATIO
                                                                         OF EXPENSES
                                                                          TO AVERAGE     RATIO OF
                             NET                    NET                   NET ASSETS        NET
                            ASSET                 ASSETS,      RATIO       EXCLUDING     INVESTMENT
                            VALUE,                  END     OF EXPENSES   FEE WAIVERS   INCOME (LOSS)   PORTFOLIO
                             END        TOTAL    OF PERIOD  TO AVERAGE   AND REDUCTION   TO AVERAGE     TURNOVER
                          OF PERIOD    RETURN***   (000)    NET ASSETS    OF EXPENSES    NET ASSETS       RATE
------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

     FIDUCIARY SHARES
     2006+*               $  14.10       3.03%    $ 46,685       0.94%        1.27%        1.73%            8%
     2005+                   13.81       9.32       59,278       0.95         1.19         2.00            57
     2004+                   12.90       8.01      118,555       0.94         1.12         1.32            97
     2003+                   12.10       7.30      115,067       0.94         1.12         2.29            55
     2002+                   11.53     (14.24)     180,217       0.93         1.10         2.27            12
     2001                    14.03      (5.85)     321,263       0.92         1.10         2.24            11

     CLASS A SHARES
     2006+*               $  14.08       2.91%    $  7,397       1.19%        1.52%        1.48%            8%
     2005+                   13.79       9.07        7,408       1.21         1.45         1.71            57
     2004+                   12.88       7.66        7,172       1.19         1.37         1.07            97
     2003+                   12.09       7.15        7,280       1.20         1.37         1.98            55
     2002+                   11.51     (14.47)       7,222       1.18         1.35         2.02            12
     2001                    14.01      (6.15)       9,106       1.17         1.35         1.99            11

     CLASS B SHARES
     2006+*               $  14.04       2.60%    $  3,558       1.83%        2.02%        0.85%            8%
     2005+                   13.75       8.31        3,759       1.86         1.95         1.07            57
     2004+                   12.85       7.02        4,364       1.84         1.87         0.42            97
     2003+                   12.06       6.39        4,235       1.85         1.87         1.33            55
     2002+                   11.49     (15.02)       4,295       1.83         1.85         1.37            12
     2001                    13.99      (6.69)       5,218       1.82         1.85         1.34            11

     CLASS C SHARES
     2006+*               $  14.02       2.61%    $    377       1.83%        2.02%        0.87%            8%
     2005+                   13.73       8.24          334       1.86         1.95         1.07            57
     2004+                   12.84       6.99          327       1.84         1.87         0.42            97
     2003+                   12.06       6.39          137       1.85         1.87         1.35            55
     2002+                   11.49     (15.00)         151       1.83         1.85         1.36            12
     2001                    13.99      (6.72)         103       1.82         1.85         1.33            11
---------------------
SMALL CAP GROWTH FUND
---------------------

     FIDUCIARY SHARES
     2006+*               $  15.23      10.00%    $ 27,471       1.47%        1.88%       (0.95)%          72%
     2005+                   14.66      24.31       27,941       1.50         1.88        (1.22)          181
     2004+                   11.81       2.08       26,971       1.47         1.66        (1.35)          125
     2003+(1)                11.74      17.40        7,238       1.49**       1.67**      (1.15)**         25

     CLASS A SHARES
     2006+*               $  15.13       9.84%    $  4,865       1.72%        2.13%       (1.19)%          72%
     2005+                   14.59      24.03        4,535       1.75         2.13        (1.47)          181
     2004+                   11.78       1.82        3,647       1.72         1.91        (1.60)          125
     2003+(1)                11.74      17.40        4,097       1.75**       1.93**      (1.33)**         25

     CLASS B SHARES
     2006+*               $  14.86       9.48%    $    559       2.35%        2.63%       (1.83)           72%
     2005+                   14.39      23.28          526       2.40         2.63        (2.12)          181
     2004+                   11.69       1.13          518       2.37         2.41        (2.25)          125
     2003+(1)                11.73      17.30           90       2.40**       2.43**      (1.81)**         25

     CLASS C SHARES
     2006+*               $  14.86       9.48%    $  1,203       2.35%        2.63%       (1.83)%          72%
     2005+                   14.39      23.28        1,045       2.40         2.63        (2.12)          181
     2004+                   11.69       1.13          941       2.37         2.41        (2.25)          125
     2003+(1)                11.73      17.30          456       2.40**       2.43**      (1.90)**         25

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

100                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                               DIVIDENDS AND
                                     INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                                 -----------------------------              --------------------
                         NET
                        ASSET                    NET REALIZED                                             TOTAL
                        VALUE,         NET      AND UNREALIZED     TOTAL       NET                        FROM
                      BEGINNING   INVESTMENT    GAIN (LOSS) ON     FROM     INVESTMENT    CAPITAL    DIVIDENDS AND
                      OF PERIOD  INCOME (LOSS)   INVESTMENTS    OPERATIONS    INCOME       GAINS     DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------
--------------------
SMALL CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2006+*             $  19.55     $  0.058        $  0.291       $  0.349   $ (0.080)     $ (1.309)   $ (1.389)
   2005+                 16.05        0.078           4.474          4.552     (0.019)       (1.033)     (1.052)
   2004+                 13.53        0.037           2.758          2.795     (0.072)       (0.203)     (0.275)
   2003+                 11.25        0.074           2.227          2.301     (0.021)           --      (0.021)
   2002+                 11.85        0.006          (0.022)        (0.016)        --        (0.584)     (0.584)
   2001                  13.61        0.063          (0.536)        (0.473)    (0.047)       (1.240)     (1.287)

   CLASS A SHARES
   2006+*             $  19.21     $  0.034        $  0.289       $  0.323   $ (0.054)     $ (1.309)   $ (1.363)
   2005+                 15.82        0.033           4.403          4.436     (0.013)       (1.033)     (1.046)
   2004+                 13.36       (0.005)          2.726          2.721     (0.058)       (0.203)     (0.261)
   2003+                 11.13        0.047           2.194          2.241     (0.011)           --      (0.011)
   2002+                 11.76       (0.023)         (0.023)        (0.046)        --        (0.584)     (0.584)
   2001                  13.53        0.138          (0.645)        (0.507)    (0.023)       (1.240)     (1.263)

   CLASS B SHARES
   2006+*             $  18.51     $ (0.023)       $  0.272       $  0.249   $     --      $ (1.309)   $ (1.309)
   2005+                 15.36       (0.074)          4.263          4.189     (0.006)       (1.033)     (1.039)
   2004+                 13.03       (0.101)          2.658          2.557     (0.024)       (0.203)     (0.227)
   2003+                 10.93       (0.027)          2.127          2.100         --            --          --
   2002+                 11.63       (0.095)         (0.021)        (0.116)        --        (0.584)     (0.584)
   2001                  13.45        0.091          (0.671)        (0.580)        --        (1.240)     (1.240)

   CLASS C SHARES
   2006+*             $  18.43     $ (0.023)       $  0.282       $  0.259   $     --      $ (1.309)   $ (1.309)
   2005+                 15.31       (0.076)          4.235          4.159     (0.006)       (1.033)     (1.039)
   2004+                 12.99       (0.111)          2.662          2.551     (0.028)       (0.203)     (0.231)
   2003+                 10.90       (0.026)          2.116          2.090         --            --          --
   2002+                 11.60       (0.087)         (0.029)        (0.116)        --        (0.584)     (0.584)
   2001                  13.43        0.043          (0.625)        (0.582)    (0.008)       (1.240)     (1.248)

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

   FIDUCIARY SHARES
   2006+*             $  10.12     $  0.187        $ (0.097)      $  0.090   $ (0.190)     $ (0.100)   $ (0.290)
   2005+                 10.32        0.381          (0.099)         0.282     (0.382)       (0.100)     (0.482)
   2004+                 10.35        0.386          (0.006)         0.380     (0.390)       (0.020)     (0.410)
   2003+                 10.48        0.387          (0.119)         0.268     (0.386)       (0.012)     (0.398)
   2002+                 10.32        0.402           0.192          0.594     (0.400)       (0.034)     (0.434)
   2001                   9.97        0.429           0.345          0.774     (0.424)           --      (0.424)

   CLASS A SHARES
   2006+*             $  10.08     $  0.174        $ (0.096)      $  0.078   $ (0.178)     $ (0.100)    $ (0.278)
   2005+                 10.28        0.354          (0.098)         0.256     (0.356)       (0.100)      (0.456)
   2004+                 10.31        0.358          (0.004)         0.354     (0.364)       (0.020)      (0.384)
   2003+                 10.44        0.371          (0.118)         0.253     (0.371)       (0.012)      (0.383)
   2002+                 10.28        0.401           0.193          0.594     (0.400)       (0.034)      (0.434)
   2001                   9.94        0.422           0.342          0.764     (0.424)           --       (0.424)

   CLASS B SHARES
   2006+*             $  10.08     $  0.137        $ (0.105)      $  0.032   $ (0.142)     $ (0.100)    $ (0.242)
   2005+                 10.28        0.277          (0.096)         0.181     (0.281)       (0.100)      (0.381)
   2004+                 10.31        0.280          (0.004)         0.276     (0.286)       (0.020)      (0.306)
   2003+                 10.44        0.280          (0.113)         0.167     (0.285)       (0.012)      (0.297)
   2002+                 10.29        0.297           0.192          0.489     (0.305)       (0.034)      (0.339)
   2001                   9.95        0.338           0.335          0.673     (0.333)           --       (0.333)

   CLASS C SHARES
   2006+*             $  10.06     $  0.149        $ (0.094)      $  0.055   $ (0.155)     $ (0.100)     $ (0.255)
   2005+                 10.27        0.302          (0.104)         0.198     (0.308)       (0.100)       (0.408)
   2004+(2)              10.50        0.209          (0.201)         0.008     (0.218)       (0.020)       (0.238)

                                                                          RATIO
                                                                       OF EXPENSES
                                                                        TO AVERAGE     RATIO OF
                            NET                   NET                   NET ASSETS       NET
                           ASSET                ASSETS,     RATIO       EXCLUDING     INVESTMENT
                           VALUE,                 END    OF EXPENSES   FEE WAIVERS   INCOME (LOSS)   PORTFOLIO
                            END       TOTAL    OF PERIOD  TO AVERAGE   AND REDUCTION   TO AVERAGE     TURNOVER
                         OF PERIOD  RETURN***    (000)    NET ASSETS    OF EXPENSES    NET ASSETS       RATE
---------------------------------------------------------------------------------------------------------------
--------------------
SMALL CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2006+*                $  18.51      2.14%    $150,638       1.29%        1.52%        0.62%           21%
   2005+                    19.55     29.10      135,231       1.33         1.55         0.45            27
   2004+                    16.05     20.72      101,687       1.32         1.50         0.23            20
   2003+                    13.53     20.49       79,222       1.25         1.43         0.64            24
   2002+                    11.25      0.10       63,399       1.35         1.52         0.05            99
   2001                     11.85     (2.80)      78,869       1.44         1.55         0.27           215

   CLASS A SHARES
   2006+*                $  18.17      2.04%    $ 62,977       1.54%        1.77%        0.37%           21%
   2005+                    19.21     28.78       54,885       1.58         1.80         0.19            27
   2004+                    15.82     20.43       36,155       1.57         1.75        (0.02)           20
   2003+                    13.36     20.16       23,436       1.48         1.66         0.41            24
   2002+                    11.13     (0.16)      15,708       1.60         1.77        (0.19)           99
   2001                     11.76     (3.10)       9,496       1.69         1.80        (0.06)          215

   CLASS B SHARES
   2006+*                $  17.45      1.69%    $ 14,602       2.17%        2.27%       (0.26)%          21%
   2005+                    18.51     28.00       15,753       2.23         2.30        (0.45)           27
   2004+                    15.36     19.68       14,079       2.22         2.25        (0.67)           20
   2003+                    13.03     19.21       11,367       2.15         2.18        (0.24)           24
   2002+                    10.93     (0.79)       9,047       2.25         2.27        (0.82)           99
   2001                     11.63     (3.71)       6,081       2.29         2.31        (0.55)          215

   CLASS C SHARES
   2006+*                $  17.38      1.76%    $ 19,658       2.17%        2.27%       (0.27)%          21%
   2005+                    18.43     27.89       21,157       2.23         2.30        (0.46)           27
   2004+                    15.31     19.70       11,926       2.26         2.30        (0.73)           20
   2003+                    12.99     19.17        3,473       2.13         2.16        (0.23)           24
   2002+                    10.90     (0.79)       2,007       2.25         2.23        (0.76)           99
   2001                     11.60     (3.71)         671       2.29         2.31        (0.66)          215

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

   FIDUCIARY SHARES
   2006+*                $   9.92      0.91%    $ 98,850       0.50%        1.07%        3.70%            3%
   2005+                    10.12      2.74      102,059       0.50         1.07         3.69             6
   2004+                    10.32      3.68      120,494       0.50         1.02         3.68             1
   2003+                    10.35      2.55      139,051       0.49         1.02         3.65             3
   2002+                    10.48      5.89      123,702       0.47         0.99         3.88             2
   2001                     10.32      7.92      123,568       0.46         0.97         4.20            12

   CLASS A SHARES
   2006+*                $   9.88      0.79%    $ 46,219       0.75%        1.32%        3.45%            3%
   2005+                    10.08      2.50       54,030       0.75         1.32         3.44             6
   2004+                    10.28      3.44       62,762       0.75         1.27         3.43             1
   2003+                    10.31      2.41       91,632       0.64         1.27         3.51             3
   2002+                    10.44      5.91       99,166       0.47         1.25         3.88             2
   2001                     10.28      7.85       68,797       0.46         1.22         4.20            12

   CLASS B SHARES
   2006+*                $   9.87      0.33%    $  5,918       1.48%        1.82%        2.72%            3%
   2005+                    10.08      1.75        6,357       1.50         1.81         2.69             6
   2004+                    10.28      2.67        7,448       1.50         1.77         2.68             1
   2003+                    10.31      1.58        9,652       1.49         1.77         2.65             3
   2002+                    10.44      4.84        7,419       1.47         1.76         2.88             2
   2001                     10.29      6.87        3,349       1.46         1.73         3.20            12

   CLASS C SHARES
   2006+*                $   9.86      0.56%    $    910       1.23%        1.57%        2.97%            3%
   2005+                    10.06      1.92          928       1.25         1.57         2.95             6
   2004+(2)                 10.27      0.07          548       1.25**       1.53**       3.00**           1

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 **   ANNUALIZED.
*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
(1)   COMMENCED OPERATIONS ON APRIL 28, 2003.
(2)   COMMENCED OPERATIONS ON NOVEMBER 28, 2003.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                HIGHMARKFUNDS.COM                            101

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31,

                                                                                 DIVIDENDS AND
                                    INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                 --------------------------                ------------------------
                         NET
                        ASSET                 NET REALIZED                                               TOTAL
                        VALUE,       NET     AND UNREALIZED     TOTAL          NET                       FROM
                      BEGINNING  INVESTMENT  GAIN (LOSS) ON     FROM       INVESTMENT    CAPITAL     DIVIDENDS AND
                      OF PERIOD    INCOME      INVESTMENTS    OPERATIONS     INCOME       GAINS      DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------
----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------

      FIDUCIARY SHARES
      2006+*          $  11.25   $  0.225       $ (0.110)       $  0.115     $ (0.235)   $ (0.090)       $ (0.325)
      2005+              11.52      0.459         (0.182)          0.277       (0.459)     (0.088)         (0.547)
      2004+              11.61      0.474         (0.106)          0.368       (0.457)     (0.001)         (0.458)
      2003+(1)           11.56      0.357          0.040           0.397       (0.347)         --          (0.347)

      CLASS A SHARES
      2006+*          $  11.25   $  0.211       $ (0.110)       $  0.101     $ (0.221)   $ (0.090)       $ (0.311)
      2005+              11.52      0.431         (0.182)          0.249       (0.431)     (0.088)         (0.519)
      2004+              11.61      0.444         (0.104)          0.340       (0.429)     (0.001)         (0.430)
      2003+(1)           11.56      0.334          0.037           0.371       (0.321)         --          (0.321)

      CLASS C SHARES
      2006+*          $  11.44   $  0.187       $ (0.113)       $  0.074     $ (0.194)   $ (0.090)       $ (0.284)
      2005+              11.54      0.381         (0.018)          0.363       (0.375)     (0.088)         (0.463)
      2004+(2)           11.78      0.343         (0.315)          0.028       (0.267)     (0.001)         (0.268)

---------
BOND FUND
---------

      FIDUCIARY SHARES
      2006+*          $  10.75   $  0.253       $ (0.160)       $  0.093     $ (0.273)   $     --        $ (0.273)
      2005+              10.79      0.483         (0.019)          0.464       (0.504)         --          (0.504)
      2004+              10.80      0.492          0.009           0.501       (0.511)         --          (0.511)
      2003+              10.68      0.566          0.124           0.690       (0.570)         --          (0.570)
      2002+              10.88      0.638         (0.204)          0.434       (0.634)         --          (0.634)
      2001               10.25      0.641          0.629           1.270       (0.640)         --          (0.640)

      CLASS A SHARES
      2006+*          $  10.63   $  0.235       $ (0.165)       $  0.070     $ (0.260)   $     --        $ (0.260)
      2005+              10.67      0.451         (0.013)          0.438       (0.478)         --          (0.478)
      2004+              10.68      0.459          0.015           0.474       (0.484)         --          (0.484)
      2003+              10.57      0.541          0.122           0.663       (0.553)         --          (0.553)
      2002+              10.78      0.626         (0.202)          0.424       (0.634)         --          (0.634)
      2001               10.16      0.639          0.621           1.260       (0.640)         --          (0.640)

      CLASS B SHARES
      2006+*          $  10.59   $  0.197       $ (0.163)       $  0.034     $ (0.224)   $     --        $ (0.224)
      2005+              10.64      0.371         (0.020)          0.351       (0.401)         --          (0.401)
      2004+              10.65      0.379          0.015           0.394       (0.404)         --          (0.404)
      2003+              10.54      0.449          0.127           0.576       (0.466)         --          (0.466)
      2002+              10.76      0.528         (0.209)          0.319       (0.539)         --          (0.539)
      2001(3)            10.39      0.361          0.389           0.750       (0.380)         --          (0.380)

      CLASS C SHARES
      2006+*          $  10.57   $  0.209       $ (0.164)       $  0.045     $ (0.235)   $     --        $ (0.235)
      2005+              10.62      0.398         (0.018)          0.380       (0.430)         --          (0.430)
      2004+(2)           10.80      0.288         (0.158)          0.130       (0.310)         --          (0.310)

--------------------
SHORT TERM BOND FUND
--------------------

      FIDUCIARY SHARES
      2006+*          $   9.84   $  0.170       $ (0.054)       $  0.116     $ (0.166)   $     --        $ (0.166)
      2005+(4)           10.00      0.209         (0.176)          0.033       (0.193)         --          (0.193)

      CLASS A SHARES
      2006+*          $   9.84   $  0.162       $ (0.057)       $  0.105     $ (0.155)   $     --        $ (0.155)
      2005+(4)           10.00      0.214         (0.198)          0.016       (0.176)         --          (0.176)

      CLASS C SHARES
      2006+*          $   9.92   $  0.138       $ (0.055)       $  0.083     $ (0.133)   $     --        $ (0.133)
      2005+(5)            9.95      0.163         (0.093)          0.070       (0.100)         --          (0.100)


                                                                                  RATIO
                                                                               OF EXPENSES
                                                                               TO AVERAGE     RATIO OF
                            NET                        NET                     NET ASSETS        NET
                           ASSET                     ASSETS,       RATIO        EXCLUDING     INVESTMENT
                           VALUE,                      END      OF EXPENSES    FEE WAIVERS      INCOME     PORTFOLIO
                            END          TOTAL      OF PERIOD    TO AVERAGE   AND REDUCTION   TO AVERAGE   TURNOVER
                         OF PERIOD     RETURN***      (000)      NET ASSETS    OF EXPENSES    NET ASSETS     RATE
------------------------------------------------------------------------------------------------------------------
----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------

      FIDUCIARY SHARES
      2006+*             $  11.04       1.04%       $ 80,916        0.28%        1.09%           3.98%          3%
      2005+                 11.25       2.42          90,137        0.28         1.07            4.01          14
      2004+                 11.52       3.18          97,721        0.28         1.02            4.04           2
      2003+(1)              11.61       3.42          72,718        0.28**       1.01*           3.85**         4

      CLASS A SHARES
      2006+*             $  11.04       0.92%          3,665        0.53%        1.34%           3.74%          3%
      2005+                 11.25       2.17           3,719        0.53         1.32            3.76          14
      2004+                 11.52       2.93           4,698        0.53         1.27            3.79           2
      2003+(1)              11.61       3.20           2,674        0.53**       1.26**          3.59**         4

      CLASS C SHARES
      2006+*             $  11.23       0.66%       $     50        1.01%        1.59%           3.25%          3%
      2005+                 11.44       3.15              50        1.03         1.59            3.30          14
      2004+(2)              11.54       0.23              --++      0.67**       0.67*           4.30***        2

---------
BOND FUND
---------

      FIDUCIARY SHARES
      2006+*             $  10.57       0.88%       $400,801        0.74%        1.01%           4.63%         10%
      2005+                 10.75       4.35         429,614        0.75         1.04            4.44          11
      2004+                 10.79       4.68         451,384        0.75         1.01            4.49          45
      2003+                 10.80       6.51         505,755        0.74         0.99            5.15          58
      2002+                 10.68       4.09         485,274        0.75         1.00            5.89          18
      2001                  10.88      12.73         533,310        0.75         0.98            6.05          19

      CLASS A SHARES
      2006+*             $  10.44       0.67%       $ 39,646        0.99%        1.26%           4.37%         10%
      2005+                 10.63       4.15          44,289        1.00         1.29            4.19          11
      2004+                 10.67       4.47          47,039        1.00         1.26            4.24          45
      2003+                 10.68       6.32          56,529        0.91         1.24            4.98          58
      2002+                 10.57       4.03          52,683        0.75         1.25            5.86          18
      2001                  10.78      12.75          15,316        0.75         1.23            5.98          19

      CLASS B SHARES
      2006+*             $  10.40       0.32%       $  7,576        1.70%        1.76%           3.66%         10%
      2005+                 10.59       3.32           8,093        1.73         1.79            3.46          11
      2004+                 10.64       3.71           9,603        1.73         1.76            3.51          45
      2003+                 10.65       5.49          12,157        1.72         1.74            4.14          58
      2002+                 10.54       3.03           8,209        1.73         1.75            4.95          18
      2001(3)               10.76       7.32           2,278        1.73**       1.75**          4.29**        19

      CLASS C SHARES
      2006+*             $  10.38       0.43%       $     29        1.45%        1.51%           3.90%         10%
      2005+                 10.57       3.61              37        1.48         1.55            3.73          11
      2004+(2)              10.62       1.21              13        1.53**       1.58**          3.99**        45

--------------------
SHORT TERM BOND FUND
--------------------

      FIDUCIARY SHARES
      2006+*             $   9.79       1.19%       $ 28,322        0.65%        0.99%           3.30%         12%
      2005+(4)               9.84       0.34          24,545        0.65**       1.11**          2.86**         9

      CLASS A SHARES
      2006+*             $   9.79       1.07%       $  1,260        0.90%        1.24%           3.14%         12%
      2005+(4)               9.84       0.17           1,439        0.91**       1.39**          2.93**         9

      CLASS C SHARES
      2006+*             $   9.87       0.84%       $  2,796       1.38%         1.49%           2.63%         12%
      2005+(5)               9.92       0.61              15       1.38**        1.57**          2.43**         9

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

102                              1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                                                DIVIDENDS AND
                                                   INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                                --------------------------                ------------------------
                                        NET
                                       ASSET                  NET REALIZED                                            TOTAL
                                       VALUE,      NET       AND UNREALIZED    TOTAL        NET                       FROM
                                     BEGINNING  INVESTMENT      GAIN ON        FROM      INVESTMENT   CAPITAL     DIVIDENDS AND
                                     OF PERIOD    INCOME      INVESTMENTS   OPERATIONS     INCOME      GAINS      DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------

    FIDUCIARY SHARES
    2006+*                           $   1.00    $  0.015       $     --      $  0.015    $ (0.015)   $     --       $ (0.015)
    2005+                                1.00       0.016             --         0.016      (0.016)         --         (0.016)
    2004+                                1.00       0.005             --         0.005      (0.005)         --         (0.005)
    2003+                                1.00       0.009             --         0.009      (0.009)         --         (0.009)
    2002+                                1.00       0.019             --         0.019      (0.019)         --         (0.019)
    2001                                 1.00       0.050             --         0.050      (0.050)         --         (0.050)

    CLASS A SHARES
    2006+*                           $   1.00    $  0.014       $     --      $  0.014    $ (0.014)   $     --       $ (0.014)
    2005+                                1.00       0.014             --         0.014      (0.014)         --         (0.014)
    2004+                                1.00       0.002             --         0.002      (0.002)         --         (0.002)
    2003+                                1.00       0.006             --         0.006      (0.006)         --         (0.006)
    2002+                                1.00       0.017             --         0.017      (0.017)         --         (0.017)
    2001                                 1.00       0.047             --         0.047      (0.047)         --         (0.047)

    CLASS S SHARES
    2006+*                           $   1.00    $  0.013       $     --      $  0.013    $ (0.013)   $     --       $ (0.013)
    2005+                                1.00       0.011             --         0.011      (0.011)         --         (0.011)
    2004+                                1.00       0.001             --         0.001      (0.001)         --         (0.001)
    2003+                                1.00       0.004             --         0.004      (0.004)         --         (0.004)
    2002+                                1.00       0.014             --         0.014      (0.014)         --         (0.014)
    2001                                 1.00       0.044             --         0.044      (0.044)         --         (0.044)

---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------

    FIDUCIARY SHARES
    2006+*                           $   1.00    $  0.017       $     --      $  0.017    $ (0.017)   $     --       $ (0.017)
    2005+                                1.00       0.018             --         0.018      (0.018)         --         (0.018)
    2004+                                1.00       0.006             --         0.006      (0.006)         --         (0.006)
    2003+                                1.00       0.009             --         0.009      (0.009)         --         (0.009)
    2002+                                1.00       0.019             --         0.019      (0.019)         --         (0.019)
    2001                                 1.00       0.051             --         0.051      (0.051)         --         (0.051)

    CLASS A SHARES
    2006+*                           $   1.00    $  0.016       $     --      $  0.016    $ (0.016)   $     --       $ (0.016)
    2005+                                1.00       0.015          0.001         0.016      (0.016)         --         (0.016)
    2004+                                1.00       0.003             --         0.003      (0.003)         --         (0.003)
    2003+                                1.00       0.007             --         0.007      (0.007)         --         (0.007)
    2002+                                1.00       0.017             --         0.017      (0.017)         --         (0.017)
    2001                                 1.00       0.049             --         0.049      (0.049)         --         (0.049)

    CLASS B SHARES
    2006+*                           $   1.00    $  0.012       $     --      $  0.012    $ (0.012)   $     --       $ (0.012)
    2005+                                1.00       0.008          0.001         0.009      (0.009)         --         (0.009)
    2004+                                1.00       0.001             --         0.001      (0.001)         --         (0.001)
    2003+                                1.00       0.001             --         0.001      (0.001)         --         (0.001)
    2002+                                1.00       0.009             --         0.009      (0.009)         --         (0.009)
    2001                                 1.00       0.041             --         0.041      (0.041)         --         (0.041)

    CLASS C SHARES
    2006+*(6)                       $   1.00       0.005       $  0.001      $  0.006    $ (0.006)   $     --       $ (0.006)

    CLASS S SHARES
    2006+*                           $   1.00    $  0.015       $ (0.001)     $  0.014    $ (0.014)   $     --       $ (0.014)
    2005+                                1.00       0.014         (0.001)        0.013      (0.013)         --         (0.013)
    2004+                                1.00       0.001             --         0.001      (0.001)         --         (0.001)
    2003+                                1.00       0.004             --         0.004      (0.004)         --         (0.004)
    2002+                                1.00       0.014             --         0.014      (0.014)         --         (0.014)
    2001                                 1.00       0.046             --         0.046      (0.046)         --         (0.046)


                                                                                           RATIO
                                                                                        OF EXPENSES
                                                                                         TO AVERAGE       RATIO OF
                                        NET                    NET                       NET ASSETS         NET
                                       ASSET                 ASSETS,        RATIO         EXCLUDING      INVESTMENT
                                       VALUE,                  END        OF EXPENSES    FEE WAIVERS       INCOME
                                        END       TOTAL     OF PERIOD     TO AVERAGE    AND REDUCTION    TO AVERAGE
                                     OF PERIOD   RETURN***    (000)       NET ASSETS     OF EXPENSES     NET ASSETS
----------------------------------------------------------------------------------------------------------------------
------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------

    FIDUCIARY SHARES
    2006+*                           $   1.00      1.54%      $363,585       0.53%           0.80%           3.02%
    2005+                                1.00      1.65        406,281       0.53            0.82            1.60
    2004+                                1.00      0.50        415,385       0.52            0.81            0.47
    2003+                                1.00      0.89        528,462       0.53            0.80            0.88
    2002+                                1.00      1.92        485,283       0.49            0.80            1.89
    2001                                 1.00      5.09        366,161       0.47            0.79            4.94

    CLASS A SHARES
    2006+*                           $   1.00      1.41%      $129,746       0.78%           1.05%           2.74%
    2005+                                1.00      1.40        201,034       0.78            1.07            1.39
    2004+                                1.00      0.25        164,225       0.77            1.06            0.22
    2003+                                1.00      0.64        186,891       0.78            1.05            0.65
    2002+                                1.00      1.67        226,456       0.74            1.05            1.69
    2001                                 1.00      4.83        252,535       0.72            1.04            4.70

    CLASS S SHARES
    2006+*                           $   1.00      1.26%      $291,521       1.06%           1.10%           2.52%
    2005+                                1.00      1.09        259,991       1.08            1.12            1.09
    2004+                                1.00      0.08        265,195       0.94            1.11            0.05
    2003+                                1.00      0.36        383,537       1.06            1.10            0.40
    2002+                                1.00      1.36        639,187       1.04            1.09            1.37
    2001                                 1.00      4.52        810,796       1.02            1.09            4.42

---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------

    FIDUCIARY SHARES
    2006+*                           $   1.00      1.72%      $393,338       0.53%           0.80%           3.41%
    2005+                                1.00      1.86        437,804       0.53            0.82            1.83
    2004+                                1.00      0.57        386,661       0.53            0.82            0.57
    2003+                                1.00      0.92        570,998       0.53            0.80            0.91
    2002+                                1.00      1.93        575,014       0.52            0.80            1.89
    2001                                 1.00      5.24        403,244       0.52            0.80            4.99

    CLASS A SHARES
    2006+*                           $   1.00      1.59%      $ 30,346       0.78%           1.05%           3.14%
    2005+                                1.00      1.61         33,440       0.78            1.07            1.55
    2004+                                1.00      0.32         42,134       0.78            1.07            0.32
    2003+                                1.00      0.67         34,513       0.78            1.05            0.68
    2002+                                1.00      1.67         43,701       0.77            1.05            1.68
    2001                                 1.00      4.97         47,058       0.77            1.05            4.79

    CLASS B SHARES
    2006+*                           $   1.00      1.22%      $  1,053       1.51%           1.55%           2.40%
    2005+                                1.00      0.87          1,178       1.51            1.57            0.79
    2004+                                1.00      0.05          1,684       1.05            1.57            0.05
    2003+                                1.00      0.12          2,255       1.32            1.55            0.11
    2002+                                1.00      0.92          2,020       1.52            1.55            0.84
    2001                                 1.00      4.20            963       1.52            1.55            3.72

    CLASS C SHARES
    2006+*(6)                        $   1.00      0.57%      $     11       2.59%           2.78%           6.73%

    CLASS S SHARES
    2006+*                           $   1.00      1.45%      $112,691       1.06%           1.10%           2.94%
    2005+                                1.00      1.31         58,602       1.08            1.12            1.38
    2004+                                1.00      0.06         32,923       1.04            1.12            0.06
    2003+                                1.00      0.38         61,240       1.07            1.10            0.42
    2002+                                1.00      1.37        101,192       1.07            1.09            1.44
    2001                                 1.00      4.66        161,498       1.07            1.10            4.54

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 **   ANNUALIZED.
*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
 ++   AMOUNT REPRESENTS LESS THAN $1,000.
(1)   COMMENCED OPERATIONS ON OCTOBER 18, 2002.
(2)   COMMENCED OPERATIONS ON NOVEMBER 28, 2003.
(3)   COMMENCED OPERATIONS ON NOVEMBER 30, 2000.
(4)   COMMENCED OPERATIONS ON NOVEMBER 2, 2004.
(5)   COMMENCED OPERATIONS ON NOVEMBER 30, 2004.
(6)   COMMENCED OPERATIONS ON JANUARY 3, 2006.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                          103

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31,

                                                                                           DIVIDENDS AND
                                                  INVESTMENT ACTIVITIES                    DISTRIBUTIONS
                                               --------------------------               ---------------------
                                       NET
                                      ASSET                  NET REALIZED                                          TOTAL
                                      VALUE,      NET      AND UNREALIZED    TOTAL         NET                      FROM
                                    BEGINNING  INVESTMENT      GAIN ON        FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
                                    OF PERIOD    INCOME      INVESTMENTS   OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

    FIDUCIARY SHARES
    2006+*                           $   1.00    $  0.017        $   --     $  0.017    $  (0.017)   $     --     $   (0.017)
    2005+                                1.00       0.019            --        0.019       (0.019)         --         (0.019)
    2004+                                1.00       0.006            --        0.006       (0.006)         --         (0.006)
    2003+                                1.00       0.010            --        0.010       (0.010)         --         (0.010)
    2002+                                1.00       0.021            --        0.021       (0.021)         --         (0.021)
    2001                                 1.00       0.053            --        0.053       (0.053)         --         (0.053)

    CLASS A SHARES
    2006+*                           $   1.00    $  0.016        $   --     $  0.016    $  (0.016)   $     --     $   (0.016)
    2005+                                1.00       0.017            --        0.017       (0.017)         --         (0.017)
    2004+                                1.00       0.004            --        0.004       (0.004)         --         (0.004)
    2003+                                1.00       0.007            --        0.007       (0.007)         --         (0.007)
    2002+                                1.00       0.018            --        0.018       (0.018)         --         (0.018)
    2001                                 1.00       0.051            --        0.051       (0.051)         --         (0.051)

    CLASS S SHARES
    2006+*                           $   1.00    $  0.015        $   --     $  0.015    $  (0.015)   $     --     $   (0.015)
    2005+                                1.00       0.014            --        0.014       (0.014)         --         (0.014)
    2004+                                1.00       0.001            --        0.001       (0.001)         --         (0.001)
    2003+                                1.00       0.004            --        0.004       (0.004)         --         (0.004)
    2002+                                1.00       0.015            --        0.015       (0.015)         --         (0.015)
    2001                                 1.00       0.048            --        0.048       (0.048)         --         (0.048)

-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------

    FIDUCIARY SHARES
    2006+*                           $   1.00    $  0.011        $   --     $  0.011    $  (0.011)   $     --    $   (0.011)
    2005+                                1.00       0.014            --        0.014       (0.014)         --        (0.014)
    2004+                                1.00       0.006            --        0.006       (0.006)         --        (0.006)
    2003+                                1.00       0.008            --        0.008       (0.008)         --        (0.008)
    2002+                                1.00       0.013            --        0.013       (0.013)         --        (0.013)
    2001                                 1.00       0.029            --        0.029       (0.029)         --        (0.029)

    CLASS A SHARES
    2006+*                           $   1.00    $  0.010        $   --     $  0.010    $  (0.010)   $     --    $   (0.010)
    2005+                                1.00       0.012            --        0.012       (0.012)         --        (0.012)
    2004+                                1.00       0.003            --        0.003       (0.003)         --        (0.003)
    2003+                                1.00       0.006            --        0.006       (0.006)         --        (0.006)
    2002+                                1.00       0.010            --        0.010       (0.010)         --        (0.010)
    2001                                 1.00       0.027            --        0.027       (0.027)         --        (0.027)

    CLASS S SHARES
    2006+*                           $   1.00    $  0.009        $   --     $  0.009    $  (0.009)   $     --    $   (0.009)
    2005+                                1.00       0.009            --        0.009       (0.009)         --        (0.009)
    2004+                                1.00       0.001            --        0.001       (0.001)         --        (0.001)
    2003+                                1.00       0.003            --        0.003       (0.003)         --        (0.003)
    2002+                                1.00       0.007            --        0.007       (0.007)         --        (0.007)
    2001                                 1.00       0.024            --        0.024       (0.024)         --        (0.024)

                                                                                           RATIO
                                                                                        OF EXPENSES
                                                                                         TO AVERAGE       RATIO OF
                                      NET                        NET                      NET ASSETS        NET
                                     ASSET                      ASSETS,      RATIO        EXCLUDING      INVESTMENT
                                     VALUE,                       END      OF EXPENSES   FEE WAIVERS       INCOME
                                      END        TOTAL        OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE
                                   OF PERIOD    RETURN***        (000)      NET ASSETS   OF EXPENSES     NET ASSETS
-------------------------------------------------------------------------------------------------------------------
-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

    FIDUCIARY SHARES
    2006+*                         $    1.00       1.76%     $  2,143,960     0.53%          0.80%           3.46%
    2005+                               1.00       1.94         2,118,149     0.53           0.81            1.91
    2004+                               1.00       0.64         2,039,495     0.52           0.81            0.63
    2003+                               1.00       1.00         1,880,002     0.53           0.80            1.01
    2002+                               1.00       2.08         2,135,421     0.52           0.80            2.07
    2001                                1.00       5.45         2,058,393     0.52           0.80            5.26

    CLASS A SHARES
    2006+*                         $    1.00       1.63%     $    651,368     0.78%          1.05%           3.23%
    2005+                               1.00       1.69           556,443     0.78           1.06            1.67
    2004+                               1.00       0.39           543,320     0.77           1.06            0.38
    2003+                               1.00       0.75           634,443     0.78           1.05            0.76
    2002+                               1.00       1.83           724,983     0.77           1.05            1.85
    2001                                1.00       5.19           863,773     0.77           1.05            4.98

    CLASS S SHARES
    2006+*                         $    1.00       1.49%     $    467,711     1.06%          1.10%           2.89%
    2005+                               1.00       1.39           645,362     1.08           1.11            1.37
    2004+                               1.00       0.09           750,722     1.07           1.11            0.08
    2003+                               1.00       0.45           985,564     1.08           1.10            0.47
    2002+                               1.00       1.52         1,337,571     1.07           1.10            1.55
    2001                                1.00       4.88         1,584,325     1.07           1.10            4.78

-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------

    FIDUCIARY SHARES
    2006+*                         $    1.00       1.13%     $    189,219     0.48%          0.81%           2.22%
    2005+                               1.00       1.46           188,716     0.45           0.82            1.44
    2004+                               1.00       0.58           205,576     0.42           0.81            0.57
    2003+                               1.00       0.81           253,367     0.42           0.79            0.80
    2002+                               1.00       1.27           275,530     0.42           0.79            1.28
    2001                                1.00       2.95           313,573     0.42           0.80            2.89

    CLASS A SHARES
    2006+*                         $    1.00       1.00%     $    254,064     0.73%          1.06%           1.98%
    2005+                               1.00       1.21           268,133     0.70           1.07            1.19
    2004+                               1.00       0.33           274,403     0.67           1.06            0.32
    2003+                               1.00       0.56           271,089     0.67           1.04            0.55
    2002+                               1.00       1.02           244,693     0.67           1.04            1.01
    2001                                1.00       2.70           257,735     0.67           1.05            2.65

    CLASS S SHARES
    2006+*                         $    1.00       0.86%     $     26,919     1.01%          1.11%           1.69%
    2005+                               1.00       0.90            37,543     1.00           1.12            0.92
    2004+                               1.00       0.07            33,091     0.92           1.11            0.07
    2003+                               1.00       0.29            43,870     0.94           1.09            0.29
    2002+                               1.00       0.72            65,360     0.97           1.09            0.75
    2001                                1.00       2.39           122,194     0.97           1.10            2.38

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

104                             1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                                  DIVIDENDS AND
                                      INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                   --------------------------                -----------------------
                           NET
                          ASSET         NET       NET REALIZED                                           TOTAL
                          VALUE,    INVESTMENT   AND UNREALIZED     TOTAL        NET                      FROM
                        BEGINNING     INCOME         GAIN ON         FROM     INVESTMENT    CAPITAL  DIVIDENDS AND
                        OF PERIOD     (LOSS)       INVESTMENTS    OPERATIONS    INCOME       GAINS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------
------------------------------
CAPITAL GROWTH ALLOCATION FUND
------------------------------

   CLASS A SHARES
   2006+*               $  22.16     $  0.079       $  1.273        $  1.352   $ (0.064)   $ (0.078)   $ (0.142)
   2005+(1)                20.00        0.082          2.157           2.239     (0.079)         --      (0.079)

   CLASS C SHARES
   2006+*               $  22.07     $ (0.010)      $  1.266        $  1.256   $ (0.028)   $ (0.078)   $ (0.106)
   2005+(1)                20.00       (0.070)         2.185           2.115     (0.045)         --      (0.045)

-------------------------------
GROWTH & INCOME ALLOCATION FUND
-------------------------------

   CLASS A SHARES
   2006+*               $  21.61     $  0.148       $  0.919        $  1.067   $ (0.140)   $ (0.057)   $ (0.197)
   2005+(1)                20.00        0.193          1.570           1.763     (0.153)         --      (0.153)

   CLASS C SHARES
   2006+*               $  21.55     $  0.068       $  0.919        $  0.987   $ (0.070)   $ (0.057)   $ (0.127)
   2005+(1)                20.00        0.052          1.587           1.639     (0.089)         --      (0.089)

---------------------------
INCOME PLUS ALLOCATION FUND
---------------------------

   CLASS A SHARES
   2006+*               $  20.73     $  0.232       $  0.417        $  0.649   $ (0.217)   $ (0.012)   $ (0.229)
   2005+(1)                20.00        0.320          0.617           0.937     (0.207)         --      (0.207)

   CLASS C SHARES
   2006+*               $  20.66     $  0.173       $  0.398        $  0.571   $ (0.159)   $ (0.012)   $ (0.171)
   2005+(1)                20.00        0.230          0.591           0.821     (0.161)         --      (0.161)


                                                                                      RATIO
                                                                                   OF EXPENSES    RATIO OF
                                                                                    TO AVERAGE      NET
                                   NET                       NET                    NET ASSETS   INVESTMENT
                                  ASSET                    ASSETS,      RATIO       EXCLUDING      INCOME
                                  VALUE,                     END     OF EXPENSES   FEE WAIVERS     (LOSS)       PORTFOLIO
                                   END         TOTAL      OF PERIOD   TO AVERAGE  AND REDUCTION  TO AVERAGE      TURNOVER
                                OF PERIOD    RETURN***      (000)     NET ASSETS   OF EXPENSES   NET ASSETS        RATE
-------------------------------------------------------------------------------------------------------------------------
------------------------------
CAPITAL GROWTH ALLOCATION FUND
------------------------------

   CLASS A SHARES
   2006+*                        $  23.37      6.12%      $ 17,334       0.85%        1.57%          0.70%           24%
   2005+(1)                         22.16     11.21          8,957       0.82**       1.99**         0.48**          55

   CLASS C SHARES
   2006+*                        $  23.22      5.70%      $  7,971       1.58%        2.07%         (0.09)%          24%
   2005+(1)                         22.07     10.58          4,574       1.56**       2.44**        (0.41)**         55

-------------------------------
GROWTH & INCOME ALLOCATION FUND
-------------------------------

   CLASS A SHARES
   2006+*                        $  22.48      4.97%      $ 14,506       0.81%        1.57%          1.35%           29%
   2005+(1)                         21.61      8.84         10,158       0.79**       1.93**         1.15**          79

   CLASS C SHARES
   2006+*                        $  22.41      4.60%      $  7,028       1.54%        2.07%          0.63%           29%
   2005+(1)                         21.55      8.21          4,580       1.54**       2.36**         0.31**          79

---------------------------
INCOME PLUS ALLOCATION FUND
---------------------------

   CLASS A SHARES
   2006+*                        $  21.15      3.15%      $  3,104       0.86%        2.53%          2.21%           30%
   2005+(1)                         20.73      4.70          2,169       0.81**       5.30**         1.95**          94

   CLASS C SHARES
   2006+*                        $  21.06      2.78%      $  1,224       1.59%        2.90%          1.66%           30%
   2005+(1)                         20.66      4.12            517       1.56**       5.40**         1.40**          94

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 **   ANNUALIZED.
***   TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
(1)   COMMENCED OPERATIONS ON OCTOBER 12, 2004.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                          105

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2006 (UNAUDITED)

1. ORGANIZATION

HighMark Funds ("HighMark") was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987.

HighMark is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment company with twenty-two funds: the Large Cap Growth Fund, the Value Momentum Fund, the Large Cap Value Fund, the Core Equity Fund, the Balanced Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the International Opportunities Fund, the Small Cap Advantage Fund, the Cognitive Value Fund, the Enhanced Growth Fund, the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, the Bond Fund and the Short Term Bond Fund (collectively the "Non-Money Market Funds"), the 100% U.S. Treasury Money Market Fund, the U.S. Government Money Market Fund, the Diversified Money Market Fund and the California Tax-Free Money Market Fund (collectively the "Money Market Funds"), the Capital Growth Allocation Fund, the Growth & Income Allocation Fund and the Income Plus Allocation Fund, (collectively the "Asset Allocation Funds") (the Non-Money Market Funds, the Money Market Funds and the Asset Allocation Funds are collectively the "Funds" and each is a "Fund"). Pursuant to HighMark's multiple class plan, the Funds may offer up to six classes of shares, Class A, Class B and Class C shares (collectively called the "Retail Shares"), Fiduciary Shares, Class S Shares and Class M Shares. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. The International Opportunities Fund, the Small Cap Advantage Fund, the Cognitive Value Fund, and the Enhanced Growth Fund have not commenced operations as of January 31, 2006.

On January 31, 2004, the Class B Shares of the Funds were closed to purchases by new and existing investors. Existing investors, however, may still exchange Shares and reinvest distributions in Class B Shares of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from estimates.

SECURITY VALUATION -- Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available," of which there were none as of January 31, 2006, are valued in accordance with Fair Value Procedures established by the Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

The closing prices of securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc. (the "Adviser" or the "Administrator") a wholly owned subsidiary of Union Bank of California, N.A. (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of

--------------------------------------------------------------------------------

106                            1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it shall request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the "Sub-Administrator") monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Sub-Administrator and approved by the Board, the Sub-Administrator notifies the Adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Adviser or sub-adviser makes the determination whether a Committee meeting should be called based on the information provided.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long option positions and the closing ask price for short option positions. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.

Investments in futures contracts are designed to enable the Funds to more closely approximate the performance of its benchmark. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Daily variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. The futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Investments in mutual funds are priced at the fund's daily net asset value. The assets of each of the Asset Allocation Funds consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums, if any, during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser, are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

OPTIONS TRANSACTIONS -- In order to produce incremental earnings and protect gains or minimize losses, certain Funds, as described in their prospectuses, may participate in options transactions including writing covered call options. A risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the underlying security increases. Also, certain Funds may purchase call or put options with respect to securities that are permitted investments. The risk in purchasing options is limited to the premium paid.

A Fund realizes a gain or loss upon the expiration of a written call or purchased put/call option, respectively. When a written call option is closed prior to expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

When a purchased put or call option is closed prior to expiration by being exercised, the cost of investments sold or purchased, respectively, is increased by the amount of original premium paid.

A Fund records unrealized depreciation when the underlying security's market price rises (in case of a written call) and unrealized appreciation/depreciation when the underlying securities market price falls (in case of a purchased put/call) to the extent sufficient to cover the option premium and transaction costs (see Note 8).

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During the period, such securities are subject to market fluctuations and the Fund maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                          107

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

asset value if the Fund makes such investments while remaining substantially invested in that security.

DISCOUNTS AND PREMIUMS -- Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method that approximates the effective interest method.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets. In addition to the Funds' direct expenses as described above, Fund shareholders of the Asset Allocation Funds also bear a proportionate share of the underlying Funds' expenses.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Money Market Funds are declared daily and paid monthly. Each of the Non-Money Market Funds may periodically declare and pay dividends from net investment income. Each of the Asset Allocation Funds may declare and pay dividends from net investment income quarterly. None of the Funds has a targeted dividend rate and none of them guarantee that it will pay any dividends or other distributions. Any net realized capital gains will be distributed at least annually by all Funds.

DEFERRED COMPENSATION PLAN -- Under the deferred compensation plan approved by HighMark's Board of Trustees, members of the Board of Trustees of HighMark who are not officers or employees of Union Bank of California N.A. (the "Bank") or any subsidiary of the Bank ("Trustees") are permitted to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in shares of Funds selected by the Trustees, which has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of HighMark. However, HighMark has elected to invest in shares of those Funds selected by the Trustees in order to match the deferred compensation obligation.

REDEMPTION AND EXCHANGE FEES -- Effective after December 10, 2004, each of the Non-Money Market Funds and the Asset Allocation Funds imposes a 2% redemption fee on the value of Class A Shares redeemed 5 days or less after their purchase. Each of the Non-Money Market Funds and the Asset Allocation Funds also imposes a 2% exchange fee on Class A Shares exchanged 5 days or less after their purchase. The redemption fee and the exchange fee are designed to discourage short-term trading and any proceeds of the fees will be recorded as an increase to paid-in-capital of the applicable Fund. Prior to December 13, 2004, the Large Cap Growth Fund imposed a 2.00% redemption fee on the value of Class A Shares redeemed 30 days or less after their purchase.

For the six months ended January 31, 2006, the Large Cap Growth Fund, the Value Momentum Fund, the Large Cap Value Fund, the Small Cap Value Fund, the Capital Growth Allocation Fund and the Growth & Income Allocation Fund imposed redemption fees of $57, $21, $6,570, $24, $36 and $6, respectively. No other Fund imposed any such fees.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

HighMark and the Adviser are parties to an Investment Advisory Agreement. For its services, the Adviser is entitled to receive a fee with respect to each Fund, that is calculated daily and paid monthly, based on the average daily net assets of each Fund, at an annual rate of 0.60% for the Large Cap Growth Fund, the Value Momentum Fund, the Large Cap Value Fund, the Core Equity Fund, and the Balanced Fund; 1.15% for the Small Cap Growth Fund; 1.00% for the Small Cap Value Fund; 0.50% for the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, and the Bond Fund; 0.40% for the Short Term Bond Fund; 0.30% for the 100% U.S. Treasury Money Market Fund, the U.S. Government Money Market Fund, the Diversified Money Market Fund, and the California Tax-Free Money Market Fund; and 0.65% for the Capital Growth Allocation Fund, the Growth & Income Allocation Fund and the Income Plus Allocation Fund. The Adviser has contractually agreed to reduce its fees throughout the six month period ended January 31, 2006 and for the period ending November 30, 2006, and to the extent necessary, reimburse the Funds, in order to limit the Funds from exceeding certain expense limitations as follows:

                                       FIDUCIARY       CLASS A     CLASS B      CLASS C
                                        SHARES         SHARES       SHARES       SHARES
                                      -----------    -----------  ----------  -----------
Large Cap Growth ..................       0.97%          1.22%       n/a          n/a
Value Momentum ....................       0.97           1.22        n/a          n/a
Large Cap Value ...................       0.95           1.20        n/a          n/a
Core Equity .......................       0.95           1.20        n/a          n/a
Balanced ..........................       0.97           1.22        n/a          n/a
Small Cap Growth ..................       1.52           1.77        n/a          n/a
Small Cap Value ...................       1.37           1.62        n/a          n/a
California Intermediate
  Tax-Free Bond ...................       0.52           0.77       1.47%*       1.22%*
National Intermediate
  Tax-Free Bond ...................       0.30           0.55        n/a         1.00*
Bond ..............................       0.77           1.02        n/a          n/a
Short Term Bond ...................       0.68           0.93        n/a          n/a
100% U.S. Treasury Money Market ...       0.55           0.80        n/a          n/a
U.S. Government Money Market ......       0.55           0.80        n/a          n/a
Diversified Money Market ..........       0.55           0.80        n/a          n/a
California Tax-Free Money Market ..       0.55           0.80        n/a          n/a
Capital Growth Allocation .........       n/a            1.23        n/a          n/a
Growth & Income Allocation ........       n/a            1.23        n/a          n/a
Income Plus Allocation ............       n/a            1.23        n/a          n/a

--------------------------------------------------------------------------------

108                            1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

*Prior to December 1, 2005, the expense limitations were 1.52% and 1.27% for Class B Shares and Class C Shares of the California Intermediate Tax-Free Bond Fund, respectively, and 1.05% for Class C Shares of the National Intermediate Tax-Free Bond Fund.

Effective October 1, 2001, the Adviser and Waddell & Reed Investment Management Company ("Waddell & Reed") entered into an investment sub-advisory agreement relating to the Large Cap Growth Fund. Waddell & Reed is entitled to receive a fee at the annual rate of 0.30% of the average daily net assets of the Large Cap Growth Fund. Waddell & Reed's fee is paid from the Adviser's fee.

Effective October 1, 2001, the Adviser and LSV Asset Management ("LSV") entered into an investment sub-advisory agreement relating to the Small Cap Value Fund. LSV is entitled to receive a fee at the annual rate of 0.65% of the average daily net assets on the first $50 million, 0.55% of the average daily net assets on the next $50 million and 0.50% on the average daily net assets over $100 million of the Small Cap Value Fund. LSV's fee is paid from the Adviser's fee.

Effective March 31, 2003, the Adviser and Aronson+Johnson+Ortiz, LP ("AJO") entered into an investment sub-advisory agreement relating to the Large Cap Value Fund. AJO is entitled to receive a fee at the annual rate of 0.30% of the average daily net assets of the Large Cap Value Fund. AJO's fee is paid from the Adviser's fee.

Effective April 29, 2003, the Adviser and Chartwell Investment Partners L.P. ("Chartwell") entered into an investment sub-advisory agreement relating to the Small Cap Growth Fund. Chartwell is entitled to receive a fee at the annual rate of 0.65% of the average daily net assets on the first $100 million and 0.60% on the average daily net assets over $100 million of the Small Cap Growth Fund. Chartwell's fee is paid from the Adviser's fee.

Prior to December 1, 2005, SEI Investments Global Fund Services served as the Administrator to the Funds and the Adviser served as the Sub-Administrator. Effective December 1, 2005, HighMark Capital Management, Inc. (the "Adviser" or the "Administrator") serves as the Administrator to the Funds and SEI Investments Global Fund Services (the "Sub-Administrator") serves as the Sub-Administrator to the Funds.

Effective December 1, 2005, the Administrator and HighMark are parties to an Administrative Services Agreement dated December 1, 2005 (the "Agreement") under which the Administrator provides the Funds with management and administrative services for an annual fee of 0.15% of the average daily net assets of each of the Funds, possibly subject to certain minimum fees. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator, to the extent necessary to limit the total operating expenses of a Fund. From December 1, 2005 through January 31, 2006, the Administrator voluntarily waived 0.025% of its fee for all the Funds.

Effective December 1, 2005, pursuant to a separate agreement with the Administrator, the Sub-Administrator performs sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of 0.04% of the average daily net assets of the Funds. From December 1, 2005 through January 31, 2006, the Sub-Administrator received sub-administration fees in the amount of $242,938.

Prior to December 1, 2005, pursuant to a separate agreement with the Sub-Administrator, the Adviser performed sub-administration services on behalf of each Fund, for which it received a fee paid by the Sub-Administrator at the annual rate of up to 0.10% of the average daily net assets of the Funds. From August 1, 2005 through November 30 , 2005, the Sub-Administrator paid the Adviser a fee at an annual rate of 0.075% of the average daily net assets of the Funds for the Adviser's sub-administration services. From August 1, 2005 through November 30 , 2005, the Adviser received sub-administration fees in the amount of $1,841,550.

Prior to December 1, 2005, the Sub-Administrator and HighMark were parties to an Administration Agreement dated February 15, 1997, under which the Sub-Administrator provided the Funds with management and administrative services for an annual fee of 0.20% of the average daily net assets of each of the Funds, possibly subject to certain minimum fees. The Sub-Administrator was able to voluntarily waive its fee, subject to termination at any time by the Sub-Administrator, to the extent necessary to limit the total operating expenses of a Fund. From August 1, 2005 through November 30 , 2005, the Sub-Administrator voluntarily waived 0.025% of its fee for all the Funds.

During the period October 1, 2004 to December 1, 2005, the Sub-Administrator had agreed to absorb certain transfer agency related and legal expenses on behalf of the Funds. These expenses are reflected on the statements of operations as "Reduction of Expenses". Any new Funds or classes of shares which commenced operations during this period were charged all transfer agency related expenses and all such expenses were allocated pro rata amongst all of the then existing Funds based on their respective net assets. Effective December 1, 2005, the Administrator has agreed to absorb certain transfer agency related and legal expenses on behalf of the Funds. The Sub-Administrator has agreed to absorb these expenses on behalf of the Administrator. Any transfer agency related expenses in excess of the agreed upon amount will be allocated pro rata amongst all of the then existing Funds based on their respective net assets.


--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                          109

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2006 (UNAUDITED)

Certain officers of HighMark are also officers of the Adviser, the Adviser's parent and the Sub-Administrator. Such officers, except for the Chief Compliance Officer, are paid no fees by the Funds for serving as officers of HighMark.

The independent Trustees of HighMark receive quarterly retainer fees and fees and expenses for each meeting of the Board attended which is paid by the Funds.

State Street Bank and Trust Company ("State Street") serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds. State Street has sub-contracted such services to its affiliate, Boston Financial Data Services.

SEI Investments Distribution Co. (the "Distributor") and HighMark are parties to a distribution agreement dated February 15, 1997. No compensation is paid to the Distributor for services rendered to the Fiduciary Shares under this agreement. HighMark has adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B, Class C and Class S Shares that allow each Fund to pay distribution and service fees. The Distributor, as compensation for its services under the Plans, receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.25% of the average daily net assets attributable to each Fund's Class A Shares, 0.75% of the average daily net assets attributable to each Fund's Class B Shares, 1.00% of the average daily net assets attributable to each Fund's Class C Shares (0.75% of the average daily net assets of the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, the Bond Fund, the Short Term Bond Fund and the U.S. Government Money Market
Fund) and 0.55% of the average daily net assets attributable to each Fund's Class S Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities. For the six month period ended January 31, 2006, the Funds waived no distribution fees.

HighMark has also adopted Shareholder Service Plans permitting payment of compensation to service providers, that may include Union Bank of California, N.A., or its affiliates, that have agreed to provide certain shareholder support services for its customers who own Fiduciary, Class A, or Class B Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of the average daily net assets of the applicable class or classes of shares of the Funds. The service providers have agreed to waive a portion of their fees for all Funds for the six month period ended January 31, 2006. For the six month period ended January 31, 2006, Union Bank of California, N.A. or its affiliates received shareholder servicing fees, net of waivers, from the Funds in the amount of approximately $1,238,000.

The following fees are payable (receivable) as of January 31, 2006:

                             INVESTMENT       ADMINIS-       SHAREHOLDER
                               ADVISER         TRATIVE        SERVICING       CUSTODIAN
                             -----------     -----------    -------------     ---------
Large Cap Growth ........     $ 75,898        $ 15,812        $ 19,136        $  1,268
Value Momentum ..........      242,874          50,599          60,006           4,055
Large Cap Value .........      135,768          28,576          33,066           2,288
Core Equity .............       55,067          11,761          12,984             943
Balanced ................       31,827           6,129           7,640             495
Small Cap Growth ........       31,181           3,547           3,804             286
Small Cap Value .........      216,492          27,062          30,909           1,995
California Intermediate
     Tax-Free Bond ......       35,799          16,182           7,466           1,303
National Intermediate
     Tax-Free Bond ......        3,968           9,048           3,617             752
Bond ....................      169,600          47,777          27,603           3,646
Short Term Bond .........       10,055           3,430           1,000             271
100% U.S. Treasury
     Money Market .......      203,497          86,177          21,186           6,915
U.S. Government
     Money Market .......      125,176          54,966          17,637           4,434
Diversified Money Market       805,089         341,523         116,850          27,437
California Tax-Free
     Money Market .......      110,501          51,350          19,312           5,128
Capital Growth Allocation        5,358           2,557             702             205
Growth & Income
  Allocation ............        3,611           2,224             600             244
Income Plus Allocation ..        1,054             462             134              37

                                             CHIEF COMP-     DEFERRED
                               TRUSTEES    LIANCE OFFICER  COMPENSATION
                               --------    --------------  ------------
Large Cap Growth ........      $  4,309       $  8,325       $  1,490
Value Momentum ..........         6,060         12,487          5,068
Large Cap Value .........         1,355          4,649          3,001
Core Equity .............         1,705          3,039          1,174
Balanced ................         2,350          2,501            613
Small Cap Growth ........           514          1,022            360
Small Cap Value .........         1,711          5,603          2,615
California Intermediate
  Tax-Free Bond .........         2,876          4,622          1,603
National Intermediate
  Tax-Free Bond .........         1,474          2,548            893
Bond ....................         7,207         13,156          4,729
Short Term Bond .........           (71)           620            342
100% U.S. Treasury
  Money Market ..........        11,146         22,496          8,268
U.S. Government
  Money Market ..........         4,637         11,332          5,666
Diversified Money Market         40,281         86,225         34,380
California Tax-Free
  Money Market ..........         6,610         13,174          4,955
Capital Growth Allocation          (185)           168            266
Growth & Income
  Allocation ............          (198)           183            227
Income Plus Allocation ..          (125)        (1,647)            46

A sales charge is imposed on purchases of Class A Shares at the following rates:

                                                                      CLASS A
                                                                      SHARES*
                                                                    -----------
Large Cap Growth .................................................     5.50%
Value Momentum ...................................................     5.50
Large Cap Value ..................................................     5.50
Core Equity ......................................................     5.50
Balanced .........................................................     5.50
Small Cap Growth .................................................     5.50
Small Cap Value ..................................................     5.50
California Intermediate Tax-Free Bond ............................     2.25
National Intermediate Tax-Free Bond ..............................     2.25
Bond .............................................................     2.25**
Short Term Bond ..................................................     2.25**
Capital Growth Allocation ........................................     5.50
Growth & Income Allocation .......................................     5.50
Income Plus Allocation ...........................................     4.50

 * Maximum sales charge as a percentage of offering price. Lower sales charges apply based on amount invested.

**    Prior to December 1, 2005, the sales charge was 3.25%.

--------------------------------------------------------------------------------

110                              1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

A contingent deferred sales charge ("CDSC") is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the purchase of Class B Shares until the redemption of such shares.

                  YEARS SINCE                       CONTINGENT DEFERRED
                 PURCHASE MADE                          SALES CHARGE
                 ------------------------------------------------------
                      First .........................         5%
                      Second ........................         4%
                      Third .........................         3%
                      Fourth ........................         3%
                      Fifth .........................         2%
                      Sixth .........................         1%
                      Seventh and Following .........        None

A CDSC of 1% is imposed when Class C Shares are sold within the first year of purchase.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian, as compensation for its services, receives a fee at the annual rate of 0.01% of each Fund's average daily net assets. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

4. INVESTMENT TRANSACTIONS

The purchases and sales (including maturities) of investment securities by the Non-Money Market Funds, excluding short-term investments and U.S. government securities, for the six month period ended January 31, 2006 are as follows:


                                                        INVESTMENT SECURITIES
                                                      -------------------------
                                                      PURCHASES          SALES
                                                        (000)            (000)
                                                      ---------        --------
Large Cap Growth ..............................       $  45,103        $ 78,687
Value Momentum ................................          39,771          60,427
Large Cap Value ...............................         163,866          88,340
Core Equity ...................................          34,185          42,283
Balanced ......................................           3,723          16,584
Small Cap Growth ..............................          23,691          26,686
Small Cap Value ...............................          69,158          49,083
California Intermediate Tax-Free Bond .........           4,389          14,512
National Intermediate Tax-Free Bond ...........           2,619          13,208
Bond ..........................................          17,297          46,031
Short Term Bond ...............................           3,447             669
Capital Growth Allocation .....................          15,629           4,503
Growth & Income Allocation ....................          11,803           5,304
Income Plus Allocation ........................           2,719           1,093

The purchases and sales (including maturities) of U.S. government securities by the Non-Money Market Funds for the six month period ended January 31, 2006 are as follows:


                                               U.S. GOVERNMENT SECURITIES
                                              -----------------------------
                                              PURCHASES             SALES
                                                (000)               (000)
                                              ---------           --------
Balanced ...............................      $  1,460            $  2,529
Bond ...................................        29,503              28,918
Short Term Bond ........................         6,793               2,725

Investments made by the Asset Allocation Funds in other Funds are considered to be investments in Affiliated Companies as defined under section 2(a)(3) of the 1940 Act. A summary of the investment and income activity in each Affiliated Company's Fiduciary Shares for each Asset Allocation Fund is as follows:

                           CAPITAL GROWTH ALLOCATION
-------------------------------------------------------------------------------
                                                     REALIZED
                                                      GAINS          INCOME
                                                   (LOSSES) ON        FROM
                                                    INVESTMENTS    INVESTMENTS
                                                   IN AFFILIATED  IN AFFILIATED
                            PURCHASES     SALES        FUNDS          FUNDS
AFFILIATED INVESTMENT         (000)       (000)        (000)          (000)
---------------------       ---------    --------  -------------  -------------
Large Cap Growth            $    916     $     --     $     --       $      4
Value Momentum                 3,353           --          563             50
Large Cap Value                1,393            4           --             16
Core Equity                    2,743           --           --             23
Small Cap Growth                 625           --           82             --
Small Cap Value                  769           --          102              7
Bond                             337          479           (4)            16
Short Term Bond                1,209           --           --             20
Diversified Money Market       4,284        4,020           --              6
                            --------     --------     --------       --------
             TOTAL:         $ 15,629     $  4,503     $    743       $    142
                            ========     ========     ========       ========

                           GROWTH & INCOME ALLOCATION
-------------------------------------------------------------------------------
                                                     REALIZED        INCOME
                                                    GAINES ON         FROM
                                                    INVESTMENTS    INVESTMENTS
                                                   IN AFFILIATED  IN AFFILIATED
                            PURCHASES     SALES        FUNDS          FUNDS
AFFILIATED INVESTMENT         (000)       (000)        (000)          (000)
---------------------       ---------    --------  -------------  -------------
Large Cap Growth            $    460     $     62     $      7     $      3
Value Momentum                 1,574          113          365           34
Large Cap Value                  872          130           10           16
Core Equity                    1,221          137            8           16
Small Cap Growth                 344           50           60           --
Small Cap Value                  410           49           71            4
Bond                             781          250           --           74
Short Term Bond                1,412           --           --           44
Diversified Money Market       4,729        4,513           --            8
                            --------     --------     --------     --------
             TOTAL:         $ 11,803     $  5,304     $    521     $    199
                            ========     ========     ========     ========

                             INCOME PLUS ALLOCATION
-------------------------------------------------------------------------------
                                                     REALIZED        INCOME
                                                    GAINES ON         FROM
                                                    INVESTMENTS    INVESTMENTS
                                                   IN AFFILIATED  IN AFFILIATED
                            PURCHASES     SALES        FUNDS          FUNDS
AFFILIATED INVESTMENT         (000)       (000)        (000)          (000)
---------------------       ---------    --------  -------------  -------------
Large Cap Growth            $     72     $     --     $     --     $     --
Value Momentum                   207            9           44            4
Large Cap Value                  165           25            3            2
Core Equity                      162           --           --            2
Small Cap Growth                  41           18            7           --
Small Cap Value                   48           --            7            1
Bond                             490           --           --           28
Short Term Bond                  479           --           --           17
Diversified Money Market       1,055        1,041           --            3
                            --------     --------     --------     --------
             TOTAL:         $  2,719     $  1,093     $     61     $     57
                            ========     ========     ========     ========

Amounts designated as "--" are either $0 or have been rounded to $0.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                          111

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

5. FEDERAL INCOME TAXES

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed realized gains or undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid on a tax basis during the years ended July 31, 2005 and July 31, 2004 are as follows:

                         TAX-EXEMPT     ORDINARY      LONG-TERM
                           INCOME        INCOME     CAPITAL GAIN        TOTAL
                           (000)          (000)         (000)           (000)
                         ----------     --------    -------------     --------
Large Cap Growth
 2005 .............        $   --       $    438        $    --       $    438
 2004 .............            --             --             --             --
Value Momentum
 2005 .............            --          6,684         34,608         41,292
 2004 .............            --          5,355         18,925         24,280
Large Cap Value
 2005 .............            --          1,557             --          1,557
 2004 .............            --          1,053             --          1,053
Core Equity
 2005 .............            --          1,456             --          1,456
 2004 .............            --            488             --            488
Balanced
 2005 .............            --          2,259             --          2,259
 2004 .............            --          1,681             --          1,681
Small Cap Growth
 2005 .............            --             --             49             49
 2004 .............            --            413             28            441
Small Cap Value
 2005 .............            --            168         10,862         11,030
 2004 .............            --            423          2,079          2,502
California
 Intermediate
 Tax-Free Bond
 2005 .............         6,503              2          1,800          8,305
 2004 .............         7,849             26            422          8,297
National
 Intermediate
 Tax-Free Bond
 2005 .............         3,940              4            765          4,709
 2004 .............         4,223             50             10          4,283

                         TAX-EXEMPT     ORDINARY      LONG-TERM
                           INCOME        INCOME     CAPITAL GAIN        TOTAL
                           (000)          (000)         (000)           (000)
                         ----------     --------    -------------     --------
Bond
 2005 .............        $   --       $ 22,939         $   --       $ 22,939
 2004 .............            --         25,296             --         25,296
Short Term Bond
 2005 .............            --            386             --            386
100% U.S. Treasury
 Money Market
 2005 .............            --         11,837             --         11,837
 2004 .............            --          3,051             --          3,051
U.S. Government
 Money Market
 2005 .............            --          7,632             --          7,632
 2004 .............            --          2,740             --          2,740
Diversified Money
 Market
 2005 .............            --         56,216             --         56,216
 2004 .............            --         15,271             --         15,271
California Tax-Free
 Money Market
 2005 .............         6,482             26             --          6,508
 2004 .............         2,116             --             --          2,116
Capital Growth
 Allocation
 2005 .............            --             14              1             15
Growth & Income
 Allocation
 2005 .............            --             43             --             43
Income Plus
 Allocation
 2005 .............            --             11             --             11

Amounts designated as "--" are either $0 or have been rounded to $0.

--------------------------------------------------------------------------------

112                              1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

As of July 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis are as follows:

                                                                                                                         TOTAL
                                                                                                                    DISTRIBUTABLE
                    UNDISTRIBUTED  UNDISTRIBUTED UNDISTRIBUTED    CAPITAL       POST-      UNREALIZED     OTHER       EARNINGS
                      ORDINARY      TAX-EXEMPT     LONG-TERM       LOSS        OCTOBER    APPRECIATION  TEMPORARY    (ACCUMULATED
                       INCOME        INCOME      CAPITAL GAIN   CARRYFORWARD   LOSSES    (DEPRECIATION) DIFFERENCES     LOSSES)
                        (000)         (000)          (000)         (000)        (000)         (000)       (000)         (000)
                    -------------  ------------- ------------- ------------- ----------- ------------- ------------- ------------
Large Cap Growth        $  263         $  --        $    --      $(158,945)     $  --       $  23,598      $    --     $(135,084)
Value Momentum .         1,556            --         37,526             --         --         146,105         (173)      185,014
Large Cap Value             72            --             --        (36,562)        --          30,697           --        (5,793)
Core Equity ....            15            --             --        (21,436)        --           7,286           --       (14,135)
Balanced .......            --            --             --         (1,566)        --           5,437           --         3,871
Small Cap Growth            --            --          1,280             --         --           5,238           --         6,518
Small Cap Value            292            --         12,191             --         --          65,515           --        77,998
California
 Intermediate
 Tax-Free Bond .            --           148          1,263             --         --           5,622           --         7,033
National
Intermediate
 Tax-Free Bond .            --           135            458             --         --           3,167           --         3,760
Bond ...........           267            --             --        (10,525)       (40)         17,950          315         7,967
Short Term Bond             18            --             --             --        (22)           (260)          --          (264)
100% U.S.
 Treasury
 Money Market ..         1,757            --             --           (153)        --              (5)      (1,757)         (158)
U.S. Government
 Money Market ..         1,029            --             --            (34)        (1)             --       (1,030)          (36)
 Diversified
 Money Market ..         7,319            --             --           (132)        (1)             --       (7,320)         (134)
California
 Tax-Free
 Money Market ..            --           684             --             (8)        --              --         (684)           (8)
Capital Growth
Allocation .....            --            --             74             --         --             550           --           624
 Growth & Income
 Allocation ....             7            --             49             --         --             436           --           492
Income Plus
 Allocation ....             4            --              2             --         --              35           --            41

Post-October losses represent losses realized on investment transactions fromNovember 1, 2004 through July 31, 2005, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For
Federal income tax purposes, capital loss carryforwards may be carried forward for a maximum of eight years and applied against future capital gains.

At July 31, 2005, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                                         EXPIRING JULY 31,
                                   ---------------------------------------------------------------------------------------------
                                    2006     2007       2008     2009      2010        2011        2012       2013       TOTAL
                                    (000)    (000)      (000)    (000)     (000)       (000)       (000)      (000)      (000)
                                   ------   ------   --------   ------   ---------    --------    --------   -------   ---------
Large Cap Growth ...............   $  --    $  --    $    --    $  --    $ 119,920    $ 39,025    $     --    $  --    $ 158,945
Large Cap Value ................      --       --         --       --        3,748      32,814          --       --       36,562
Core Equity ....................      --       --         --       --           --       5,809      15,627       --       21,436
Balanced .......................      --       --         --       --           --       1,566          --       --        1,566
Bond ...........................      --       --      2,585      137           --       1,692       6,111       --       10,525
100% U.S. Treasury Money Market       --       --         --       --           --         153          --       --          153
U.S. Government Money Market ...      --       --         --       --           18          15          --        1           34
Diversified Money Market .......      --      122         --        8           --           1          --        1          132
California Tax-Free Money Market       7       --         --       --           --          --           1       --            8

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                          113

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

During the year ended July 31, 2005, capital loss carryforwards that were utilized to offset gains are as follows:

                                                                         (000)
                                                                       ---------
Large Cap Growth ..........................................            $  7,749
Large Cap Value ...........................................              13,964
Core Equity ...............................................               9,381
Balanced ..................................................               2,325
Bond ......................................................                 744
100% U.S. Treasury Money Market ...........................                  45
California Tax-Free Money Market ..........................                   1


The Bond Fund had a permanent book/tax difference due to the expiration of a capital loss carryforward. The Bond Fund had $1,649,871 of capital losses which have expired as of July 31, 2005.

At January 31, 2006, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds are as follows:

                                   FEDERAL TAX
                                       COST       APPRECIATION    DEPRECIATION       TOTAL
                                      (000)           (000)           (000)           (000)
                                   -----------    ------------    ------------     ---------
Large Cap Growth ............      $ 128,978       $  27,938       $  (1,753)      $  26,185
Value Momentum ..............        382,964         161,052         (10,534)        150,518
Large Cap Value .............        280,143          39,700          (4,958)         34,742
Core Equity .................        116,957          11,828          (3,258)          8,570
Balanced ....................         59,083           6,778          (1,284)          5,494
Small Cap Growth ............         34,125           7,345            (846)          6,499
Small Cap Value .............        250,253          60,726         (11,084)         49,642
California Intermediate
  Tax-Free Bond .............        146,622           4,096            (467)          3,629
National Intermediate
  Tax-Free Bond .............         81,676           2,137            (218)          1,919
Bond ........................        501,367          14,653          (4,759)          9,894
Short Term Bond .............         37,758               7            (422)           (415)
Capital Growth
  Allocation ................         23,990           1,320            (213)          1,107
Growth & Income
  Allocation ................         20,729           1,002            (214)            788
Income Plus
  Allocation ................          4,285             119             (46)             73

6. SECURITIES LENDING

The Custodian serves as the Funds' securities lending agent. Certain Funds lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. The Custodian rebates to the brokers certain negotiated amounts if cash is received as collateral for securities on loan. Additionally, the Custodian receives fees for administering the securities lending program for the Funds. For the six month period ended January 31, 2006, these fees totaled $90,509. Such fees and the rebates reduce the overall income the Funds earned on securities purchased with cash collateral, which is reflected as a reduction to interest income in the statements of operations. Collateral was maintained at not less than 102% of the value of loaned securities. During the second quarter of 2005, the Funds started to maintain collateral at not less than 100% of the value of loaned securities. If cash collateral is received, a related liability is shown on the statement of net assets. Although the risk of lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. The market value of the securities on loan and collateral at January 31, 2006, and the income generated from the program during the six month period ended January 31, 2006, with respect to such loans are as follows:

                              MARKET VALUE OF     MARKET       INCOME RECEIVED
                                SECURITIES       VALUE OF      FROM SECURITIES
                                  LOANED         COLLATERAL        LENDING
                                  (000)            (000)           (000)
                              ---------------  -------------   ---------------
Large Cap Growth ....              $13,357       $13,694             $22
Value Momentum ......               51,861        53,498              60
Large Cap Value .....               27,242        27,979              26
Core Equity .........               13,674        14,217              15
Balanced ............                6,498         6,692               6
Small Cap Growth ....                6,292         6,518               9
Small Cap Value .....               56,545        58,782             110
Bond ................               66,530        68,188              33
Short Term Bond .....                4,198         4,280               4

7. CONCENTRATION OF CREDIT RISK

The California Intermediate Tax-Free Bond Fund and the California Tax-Free Money Market Fund invest in debt securities in the State of California. The ability of the issuers of the securities held by these Funds to meet their obligations may be affected by economic and political developments in that state.

--------------------------------------------------------------------------------

114                              1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

8. OPTION CONTRACTS

Transactions in written covered call options during the six month period ended January 31, 2006 are summarized as follows:

                                                             VALUE MOMENTUM
                                                        ------------------------
                                                        NUMBER OF
WRITTEN OPTIONS TRANSACTIONS                            CONTRACTS      PREMIUM
-------------------------------------                   ---------     ----------
Options written and outstanding at
  beginning of period ..............................        1,575     $(371,915)
Call options written during period .................          650      (174,347)
Call options exercised during period ...............       (1,475)      430,842
Call options expired during period .................         (600)       99,371
                                                        ---------     ---------
Options written and outstanding at
  end of period ....................................          150     $ (16,049)
                                                        =========     =========

9. IN-KIND TRANSACTIONS

During the six month period ended January 31, 2006, the HighMark Large Cap Growth Fund primarily distributed securities in lieu of cash for shareholder redemptions. The shareholders received a pro-rata portion of the Fund's holdings. The value of the redemptions were as follows:


FIDUCIARY SHARES:
                                                        REALIZED
                                                          GAIN         FUND
                                                         BY THE       SHARES
               REDEMPTION    SECURITIES      CASH         FUND       REDEEMED
              ------------  -----------    ---------   -----------  ----------
   01/13/06   $18,923,320    $18,480,548    $442,772    $5,097,422   2,002,468

These transactions are not taxable events, and no gain or loss was recognized by the Fund upon the delivery of these securities. These transactions were completed pursuant to procedures adopted by the Board of Trustees. These procedures are designed to minimize or eliminate any adverse tax implications to the Fund and its shareholders.

10. OTHER

At January 31, 2006, the percentage of total shares outstanding held by record shareholders (comprised of omnibus accounts, held on behalf of several individual shareholders) owning 10% or greater of the aggregate total shares outstanding for each Fund is as follows:

                                                         NO. OF           %
                                                      SHAREHOLDERS    OWNERSHIP
Large Cap Growth ..................................         1            72%
Value Momentum ....................................         1            80
Large Cap Value ...................................         2            42
Core Equity .......................................         1            64
Balanced ..........................................         1            76
Small Cap Growth ..................................         1            66
Small Cap Value ...................................         1            35
California Intermediate
  Tax-Free Bond ...................................         1            59
National Intermediate
  Tax-Free Bond ...................................         1            91
Bond ..............................................         1            82
Short Term Bond ...................................         1            66
100% U.S. Treasury Money Market ...................         2            98
U.S. Government Money Market ......................         2            98
Diversified Money Market ..........................         2           100
California Tax-Free Money Market ..................         2           100
Capital Growth Allocation .........................        --            --
Growth & Income Allocation ........................        --            --
Income Plus Allocation ............................        --            --

11. SUBSEQUENT EVENTS

Effective February 1, 2006, the Adviser and Trusco Capital Management ("Trusco") entered into an interim investment sub-advisory agreement relating to the Small Cap Growth Fund.

Also effective February 1, 2006, the investment sub-advisory agreement, relating to the Small Cap Growth Fund, between the Adviser and Chartwell, was terminated.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                          115

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

12. SHARES ISSUED AND REDEEMED (000)

Transactions in Fund Shares are as follows for the six month period ended January 31, 2006 and the year or period ended July 31, 2005

                                                  LARGE CAP GROWTH               VALUE MOMENTUM               LARGE CAP VALUE
                                                        FUND                           FUND                        FUND
                                            ----------------------------   ---------------------------   --------------------------
                                              08/01/05        08/01/04       08/01/05       08/01/04       08/01/05      08/01/04
                                            TO 01/31/06     TO 07/31/05    TO 01/31/06    TO 07/31/05    TO 01/31/06   TO 07/31/05
                                            ----------------------------   ---------------------------   --------------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued ................................          961           2,034          1,124          2,634          2,803         3,211
    Issued in Lieu of Cash Distributions ..           19              35          2,031          1,509             41            61
    Redeemed ..............................       (4,512)*        (5,342)        (1,813)        (3,505)        (1,578)       (1,772)
                                            ------------    ------------   ------------   ------------   ------------  ------------
        Total Fiduciary Share Transactions        (3,532)         (3,273)         1,342            638          1,266         1,500
                                            ------------    ------------   ------------   ------------   ------------  ------------
  Class A Shares:
    Issued ................................          269             184             76            133          5,009         2,596
    Issued in Lieu of Cash Distributions ..            1               2            129            102             21            32
    Redeemed ..............................         (203)           (687)          (112)          (299)          (587)         (837)
                                            ------------    ------------   ------------   ------------   ------------  ------------
         Total Class A Share Transactions .           67            (501)            93            (64)         4,443         1,791
                                            ------------    ------------   ------------   ------------   ------------  ------------
  Class B Shares:
    Issued ................................            9              18              2             11              7            27
    Issued in Lieu of Cash Distributions ..           --              --             43             33             --             1
    Redeemed ..............................          (99)           (286)           (32)           (61)           (26)          (58)
                                            ------------    ------------   ------------   ------------   ------------  ------------
         Total Class B Share Transactions .          (90)           (268)            13            (17)           (19)          (30)
                                            ------------    ------------   ------------   ------------   ------------  ------------
  Class C Shares:
    Issued ................................           12              26              8             15             85           225
    Issued in Lieu of Cash Distributions ..           --              --              5              3             --             1
    Redeemed ..............................          (19)            (68)            (5)            (3)           (40)          (26)
                                            ------------    ------------   ------------   ------------   ------------  ------------
         Total Class C Share Transactions .           (7)            (42)             8             15             45           200
                                            ------------    ------------   ------------   ------------   ------------  ------------
    Net Increase (Decrease) in Share
      Transactions ........................       (3,562)         (4,084)         1,456            572          5,735         3,461
                                            ============    ============   ============   ============   ============  ============


                                                    CALIFORNIA INTERMEDIATE        NATIONAL INTERMEDIATE
                                                         TAX-FREE BOND                 TAX-FREE BOND
                                                              FUND                          FUND
                                                   ---------------------------   ---------------------------
                                                     08/01/05       08/01/04       08/01/05       08/01/04
                                                   TO 01/31/06    TO 07/31/05    TO 01/31/06    TO 07/31/05
                                                   ---------------------------   ---------------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued ......................................           369          1,075             48            329
    Issued in Lieu of Cash Distributions ........           101            140             58             62
    Redeemed ....................................          (589)        (2,805)          (787)          (862)
                                                   ------------   ------------   ------------   ------------
    Total Fiduciary Share Transactions ..........          (119)        (1,590)          (681)          (471)
                                                   ------------   ------------   ------------   ------------
  Class A Shares:
    Issued ......................................           299            522             74            204
    Issued in Lieu of Cash Distributions ........            98            183              8             10
    Redeemed ....................................        (1,077)        (1,449)           (81)          (291)
                                                   ------------   ------------   ------------   ------------
    Total Class A Share Transactions ............          (680)          (744)             1            (77)
                                                   ------------   ------------   ------------   ------------
  Class B Shares:
    Issued ......................................            --              8             --             --
    Issued in Lieu of Cash Distributions ........            11             19             --             --
    Redeemed ....................................           (43)          (121)            --             --
                                                   ------------   ------------   ------------   ------------
    Total Class B Share Transactions ............           (32)           (94)            --             --
                                                   ------------   ------------   ------------   ------------
  Class C Shares (1):
    Issued ......................................             1             37             --              4
    Issued in Lieu of Cash Distributions ........             2              3             --             --
    Redeemed ....................................            (3)            (1)            --             --
                                                   ------------   ------------   ------------   ------------
    Total Class C Share Transactions ............            --             39             --              4
                                                   ------------   ------------   ------------   ------------
  Class S Shares:
    Issued ......................................            --             --             --             --
    Issued in Lieu of Cash Distributions ........            --             --             --             --
    Redeemed ....................................            --             --             --             --
                                                   ------------   ------------   ------------   ------------
         Total Class S Share Transactions .......            --             --             --             --
                                                   ------------   ------------   ------------   ------------

    Net Increase (Decrease) in Share Transactions          (831)        (2,389)          (680)          (544)
                                                   ============   ============   ============   ============

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, 0 OR HAVE BEEN ROUNDED TO
0.

  * INCLUDES REDEMPTIONS AS A RESULT OF AN IN-KIND TRANSACTION (SEE NOTE 9 IN NOTES TO FINANCIAL STATEMENTS).
(1) CLASS C SHARES COMMENCED OPERATIONS ON NOVEMBER 30, 2004 FOR THE SHORT TERM BOND FUND.
(2)   COMMENCED OPERATIONS ON NOVEMBER 2, 2004.

--------------------------------------------------------------------------------

116                                    1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                    CORE EQUITY                    BALANCED
                                                       FUND                          FUND
                                             --------------------------    --------------------------
                                               08/01/05       08/01/04       08/01/05       08/01/04
                                             TO 01/31/06    TO 07/31/05    TO 01/31/06    TO 07/31/05
                                             --------------------------    --------------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued ................................           750          1,605            363            960
    Issued in Lieu of Cash Distributions ..            15             39             34            152
    Redeemed ..............................        (1,711)        (3,921)        (1,379)        (6,009)*
                                             ------------   ------------   ------------   ------------
        Total Fiduciary Share Transactions           (946)        (2,277)          (982)        (4,897)
                                             ------------   ------------   ------------   ------------
  Class A Shares:
    Issued ................................            29             51             14             43
    Issued in Lieu of Cash Distributions ..             1              3              4             10
    Redeemed ..............................           (54)          (178)           (30)           (72)
                                             ------------   ------------   ------------   ------------
         Total Class A Share Transactions .           (24)          (124)           (12)           (19)
                                             ------------   ------------   ------------   ------------
  Class B Shares:
    Issued ................................             1              2              6              8
    Issued in Lieu of Cash Distributions ..            --              3              1              4
    Redeemed ..............................           (29)           (71)           (27)           (78)
                                             ------------   ------------   ------------   ------------
         Total Class B Share Transactions .           (28)           (66)           (20)           (66)
                                             ------------   ------------   ------------   ------------
  Class C Shares:
    Issued ................................             4              5             10              7
    Issued in Lieu of Cash Distributions ..            --             --             --             --
    Redeemed ..............................            (1)            (8)            (7)            (8)
                                             ------------   ------------   ------------   ------------
         Total Class C Share Transactions .             3             (3)             3             (1)
                                             ------------   ------------   ------------   ------------
    Net Increase (Decrease) in Share
      Transactions ........................          (995)        (2,470)        (1,011)        (4,983)
                                             ============   ============   ============   ============
                                                 SMALL CAP GROWTH              SMALL CAP VALUE
                                                       FUND                          FUND
                                             --------------------------    --------------------------
                                               08/01/05       08/01/04       08/01/05       08/01/04
                                             TO 01/31/06    TO 07/31/05    TO 01/31/06    TO 07/31/05
                                             --------------------------    --------------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued ................................           145            381          2,231          2,026
    Issued in Lieu of Cash Distributions ..            97              3            540            352
    Redeemed ..............................          (344)          (762)        (1,550)        (1,796)
                                             ------------   ------------   ------------   ------------
        Total Fiduciary Share Transactions           (102)          (378)         1,221            582
                                             ------------   ------------   ------------   ------------
  Class A Shares:
    Issued ................................            50             69          1,467          1,136
    Issued in Lieu of Cash Distributions ..            17             --            261            119
    Redeemed ..............................           (56)           (68)        (1,119)          (683)
                                             ------------   ------------   ------------   ------------
         Total Class A Share Transactions .            11              1            609            572
                                             ------------   ------------   ------------   ------------
  Class B Shares:
    Issued ................................             7             --              6             17
    Issued in Lieu of Cash Distributions ..             2             --             59             50
    Redeemed ..............................            (8)            (8)           (79)          (132)
                                             ------------   ------------   ------------   ------------
         Total Class B Share Transactions .             1             (8)           (14)           (65)
                                             ------------   ------------   ------------   ------------
  Class C Shares:
    Issued ................................             4             11            156            413
    Issued in Lieu of Cash Distributions ..             4             --             75             41
    Redeemed ..............................            --            (19)          (248)           (85)
                                             ------------   ------------   ------------   ------------
         Total Class C Share Transactions .             8             (8)           (17)           369
                                             ------------   ------------   ------------   ------------
    Net Increase (Decrease) in Share
      Transactions ........................           (82)          (393)         1,799          1,458
                                             ============   ============   ============   ============

                                                                                       SHORT TERM
                                                              BOND                         BOND
                                                              FUND                         FUND
                                                   ---------------------------   ---------------------------
                                                     08/01/05       08/01/04       08/01/05     11/02/04(2)
                                                   TO 01/31/06    TO 07/31/05    TO 01/31/06    TO 07/31/05
                                                   ---------------------------   ---------------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued ......................................         3,678          6,446            580          2,626
    Issued in Lieu of Cash Distributions ........           505            953             19             11
    Redeemed ....................................        (6,199)        (9,267)          (199)          (143)
                                                   ------------   ------------   ------------   ------------
    Total Fiduciary Share Transactions ..........        (2,016)        (1,868)           400          2,494
                                                   ------------   ------------   ------------   ------------
  Class A Shares:
    Issued ......................................            83            380            163            165
    Issued in Lieu of Cash Distributions ........            66            128              1             --
    Redeemed ....................................          (518)          (748)          (181)           (19)
                                                   ------------   ------------   ------------   ------------
    Total Class A Share Transactions ............          (369)          (240)           (17)           146
                                                   ------------   ------------   ------------   ------------
  Class B Shares:
    Issued ......................................            --             16             --             --
    Issued in Lieu of Cash Distributions ........            13             24             --             --
    Redeemed ....................................           (48)          (178)            --             --
                                                   ------------   ------------   ------------   ------------
    Total Class B Share Transactions ............           (35)          (138)            --             --
                                                   ------------   ------------   ------------   ------------
  Class C Shares (1):
    Issued ......................................            --              2            289              1
    Issued in Lieu of Cash Distributions ........            --             --             --             --
    Redeemed ....................................            --             --             (7)            --
                                                   ------------   ------------   ------------   ------------
    Total Class C Share Transactions ............            --              2            282              1
                                                   ------------   ------------   ------------   ------------
  Class S Shares:
    Issued ......................................            --             --             --             --
    Issued in Lieu of Cash Distributions ........            --             --             --             --
    Redeemed ....................................            --             --             --             --
                                                   ------------   ------------   ------------   ------------
         Total Class S Share Transactions .......            --             --             --             --
                                                   ------------   ------------   ------------   ------------
    Net Increase (Decrease) in Share Transactions        (2,420)        (2,244)           665          2,641
                                                   ============   ============   ============   ============

                                                      100% U.S. TREASURY
                                                          MONEY MARKET                U.S. GOVERNMENT
                                                              FUND                   MONEY MARKET FUND
                                                   ---------------------------   ---------------------------
                                                     08/01/05       08/01/04       08/01/05       08/01/04
                                                   TO 01/31/06    TO 07/31/05    TO 01/31/06    TO 07/31/05
                                                   ---------------------------   ---------------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued ......................................     1,172,936      2,968,389      1,945,821      3,157,136
    Issued in Lieu of Cash Distributions ........           261            320            137            158
    Redeemed ....................................    (1,215,881)    (2,977,833)    (1,990,424)    (3,106,150)
                                                   ------------   ------------   ------------   ------------
    Total Fiduciary Share Transactions ..........       (42,684)        (9,124)       (44,466)        51,144
                                                   ------------   ------------   ------------   ------------
  Class A Shares:
    Issued ......................................       178,572        392,802         36,507         64,614
    Issued in Lieu of Cash Distributions ........         2,419          2,262            499            557
    Redeemed ....................................      (252,274)      (358,263)       (40,101)       (73,865)
                                                   ------------   ------------   ------------   ------------
    Total Class A Share Transactions ............       (71,283)        36,801         (3,095)        (8,694)
                                                   ------------   ------------   ------------   ------------
  Class B Shares:
    Issued ......................................            --             --             90            326
    Issued in Lieu of Cash Distributions ........            --             --             13             10
    Redeemed ....................................            --             --           (227)          (843)
                                                   ------------   ------------   ------------   ------------
    Total Class B Share Transactions ............            --             --           (124)          (507)
                                                   ------------   ------------   ------------   ------------
  Class C Shares (1):
    Issued ......................................       633,213             --             11             --
    Issued in Lieu of Cash Distributions ........         3,599             --             --             --
    Redeemed ....................................      (605,272)            --             --             --
                                                   ------------   ------------   ------------   ------------
    Total Class C Share Transactions ............        31,540             --             11             --
                                                   ------------   ------------   ------------   ------------
  Class S Shares:
    Issued ......................................            --        873,865        348,428        317,539
    Issued in Lieu of Cash Distributions ........            --          2,902          1,356            541
    Redeemed ....................................            --       (881,984)      (295,695)      (292,400)
                                                   ------------   ------------   ------------   ------------
         Total Class S Share Transactions .......            --         (5,217)        54,089         25,680
                                                   ------------   ------------   ------------   ------------
    Net Increase (Decrease) in Share Transactions       (82,427)        22,460          6,415         67,623
                                                   ============   ============   ============   ============


--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                          117

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

JANUARY 31, 2006 (UNAUDITED)

12. SHARES ISSUED AND REDEEMED (000) (CONCLUDED)

Transactions in Fund Shares are as follows for the six month period ended January 31, 2006 and the year or period ended July 31, 2005

                                                   DIVERSIFIED                 CALIFORNIA TAX-FREE
                                                   MONEY MARKET                    MONEY MARKET
                                                       FUND                            FUND
                                           ----------------------------    ----------------------------
                                             08/01/05        08/01/04        08/01/05        08/01/04
                                           TO 01/31/06     TO 07/31/05     TO 01/31/06     TO 07/31/05
                                           ----------------------------    ----------------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued .............................      3,072,417       5,401,713         326,704         620,445
    Issued in Lieu of Cash Distributions          6,426           7,261              24              --
    Redeemed ...........................     (3,053,031)     (5,330,319)       (326,224)       (637,304)
                                           ------------    ------------    ------------    ------------
      Total Fiduciary Share Transactions         25,812          78,655             504         (16,859)
                                           ------------    ------------    ------------    ------------
  Class A Shares:
    Issued .............................        435,008         551,276         296,457         334,065
    Issued in Lieu of Cash Distributions          9,723           8,746           2,576           3,179
    Redeemed ...........................       (349,806)       (546,899)       (313,103)       (343,514)
                                           ------------    ------------    ------------    ------------
      Total Class A Share Transactions .         94,925          13,123         (14,070)         (6,270)
                                           ------------    ------------    ------------    ------------
  Class C Shares:
    Issued .............................             --              --              --              --
    Issued in Lieu of Cash Distributions             --              --              --              --
    Redeemed ...........................             --              --              --              --
                                           ------------    ------------    ------------    ------------
      Total Class C Share Transactions .             --              --              --              --
                                           ------------    ------------    ------------    ------------
  Class S Shares:
    Issued .............................      1,715,605       2,747,529         102,856         149,640
    Issued in Lieu of Cash Distributions         10,024           9,303             292             334
    Redeemed ...........................     (1,903,281)     (2,862,191)       (113,772)       (145,522)
                                           ------------    ------------    ------------    ------------
      Total Class S Share Transactions .       (177,652)       (105,359)        (10,624)          4,452
                                           ------------    ------------    ------------    ------------
    Net Decrease in Share Transactions .        (56,915)        (13,581)        (24,190)        (18,677)
                                           ============    ============    ============    ============

                                                    CAPITAL GROWTH               GROWTH & INCOME                INCOME PLUS
                                                       ALLOCATION                   ALLOCATION                   ALLOCATION
                                                          FUND                         FUND                          FUND
                                                -------------------------    -------------------------     -------------------------
                                                  08/01/05    10/12/04(1)      08/01/05    10/12/04(1)       08/01/05    10/12/04(1)
                                                TO 01/31/06     07/31/05     TO 01/31/06     07/31/05      TO 01/31/06     07/31/05
                                                -------------------------    -------------------------     -------------------------
Shares Issued and Redeemed:
  Class A Shares:
    Issued .................................          360          414             250          490              57           109
    Issued in Lieu of Cash Distributions ...            4           --               5            2               1            --
    Redeemed ...............................          (26)         (10)            (80)         (22)            (16)           (4)
                                                     ----         ----            ----         ----             ---          ----
      Total Class A Share Transactions .....          338          404             175          470              42           105
                                                     ----         ----            ----         ----             ---          ----
  Class C Shares:
    Issued .................................          144          208             118          215              35            25
    Issued in Lieu of Cash Distributions ...            1           --               2           --              --            --
    Redeemed ...............................           (9)          (1)            (19)          (2)             (2)           --
                                                     ----         ----            ----         ----             ---          ----
      Total Class C Share Transactions .....          136          207             101          213              33            25
                                                     ----         ----            ----         ----             ---          ----
    Net Increase in Share Transactions .....          474          611             276          683              75           130
                                                     ====         ====            ====         ====             ===          ====

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, 0 OR HAVE BEEN ROUNDED
 TO 0.

(1)   COMMENCED OPERATIONS ON OCTOBER 12, 2004.

--------------------------------------------------------------------------------

118                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

BOARD APPROVAL OF THE EXISTING ADVISORY AND
SUB-ADVISORY AGREEMENTS (UNAUDITED)

The Board of Trustees, which consists entirely of trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of HighMark, the Adviser or the sub-advisers of the Funds ("Independent Trustees"), considers matters bearing on the advisory and the sub-advisory agreements that relate to the Funds (collectively, the "Agreements") at most of its meetings throughout the year. Once a year, usually in the summer, the Board of Trustees meets to review the Agreements to determine whether to approve the continuation of the Agreements for an additional one-year period.

In connection with these meetings, the Trustees receive materials that the Adviser and the Funds' sub-advisers (collectively with the Adviser, the "Managers") believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items:

      o information on the investment performance of the Funds and the performance of peer groups of mutual funds and the Funds' performance benchmarks;

      o information on the Funds' advisory and sub-advisory fees and other expenses, including information comparing the Funds' expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints" (fee rates that decline as Fund assets reach higher levels);

      o     sales and redemption data for the Funds;

      o information about the profitability of the Managers' relationship to the Funds; and

      o information obtained through the completion of an informational questionnaire sent to the Managers by counsel to the Funds and the Independent Trustees.

The Board of Trustees may also consider other matters such as:

      o     each Manager's financial results and financial condition;

      o the size, education and experience of the Managers' respective investment staffs and their use of technology, external research and trading cost measurement tools;

      o     the procedures employed to determine the value of the Funds' assets;

      o the allocation of the Funds' brokerage, if any, including any allocations to brokers affiliated with the Managers and any use of "soft" commission dollars to pay for research services for the Managers;

      o the Managers' resources devoted to, and record of compliance with, the Funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies; and

      o the economic outlook generally and for the mutual fund industry in particular.

Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Managers. The Trustees also meet with, and ask questions of, representatives of each Manager, either in person or by conference telephone.

In addition to the foregoing, the Board of Trustees may meet at other times during the year at its regular or special meetings to approve new Agreements relating to new funds or with new portfolio managers or sub-advisers or to approve amendments to existing Agreements. In these instances, the Trustees may receive and consider all or any portion of the materials and facts referenced above relating to the applicable Fund or Funds depending on such materials' applicability to the Agreement, Agreements or approvals in question.

During the period covered by this semi-annual report, the Board of Trustees first approved, at a meeting held on September 30, 2005, amendments to each of the then existing sub-advisory agreements relating to the Large Cap Growth Fund, the Large Cap Value Fund, the Small Cap Growth Fund and the Small Cap Value Fund. The amendments modified the termination provisions in each such agreement explicitly permitting the Board of Trustees and, with respect to each such Fund, the shareholders of such Fund, to terminate the applicable sub-advisory agreement on 60 days written notice. In connection with such approvals, the Trustees considered a variety of factors, including the desirability of explicitly providing in the sub-advisory

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                            119

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
[HIGHMARK FUNDS LOGO OMITTED]

BOARD APPROVAL OF THE EXISTING ADVISORY AND
SUB-ADVISORY AGREEMENTS (UNAUDITED) (CONCLUDED)

agreements the right of the Board of Trustees and Fund shareholders to terminate the sub-advisory agreements. The Trustees also took into account the fact that they had recently reviewed each such agreement and had determined, at their July 20, 2005 meeting, to continue each such agreement in effect through July 31, 2006. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees approved the proposed amendments to each of the then existing sub-advisory agreements relating to the Large Cap Growth Fund, the Large Cap Value Fund, the Small Cap Growth Fund and the Small Cap Value Fund.

The Board of Trustees also approved, at a meeting held on December 13, 2005, a new sub-advisory agreement between the Adviser and Trusco Capital Management, Inc. ("Trusco") relating to the Small Cap Growth Fund (the "New Sub-Advisory Agreement"). The New Sub-Advisory Agreement was approved following the determination to terminate the current sub-adviser of the Small Cap Growth Fund. In considering whether to approve the New Sub-Advisory Agreement, the Board of Trustees did not identify any single factor as determinative.

Matters considered by the Trustees in connection with their approval of the New Sub-Advisory Agreement included the following:

THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED TO THE SMALL CAP GROWTH FUND UNDER THE NEW SUB-ADVISORY AGREEMENT. The Trustees considered the nature, extent and quality of the services to be provided by Trusco to the Small Cap Growth Fund and the resources to be dedicated to the Small Cap Growth Fund by Trusco. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the New Sub-Advisory Agreement, that the nature, extent and quality of services to be provided by Trusco supported approval of the New Sub-Advisory Agreement.

INVESTMENT PERFORMANCE OF THE SMALL CAP GROWTH FUND AND TRUSCO. The Trustees received and considered information about the performance of the Small Cap Growth Fund relative to its peers and Trusco's performance in managing products with similar investment objectives and strategies as the Small Cap Growth Fund over various time periods. The Trustees also considered Trusco's reputation generally. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the New Sub-Advisory Agreement, that the performance of Trusco in managing products with similar investment objectives and strategies as the Small Cap Growth Fund supported approval of the New Sub-Advisory Agreement.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY TRUSCO AND ITS AFFILIATES FROM ITS RELATIONSHIP WITH THE SMALL CAP GROWTH FUND. The Trustees considered and had discussions with Fund management regarding the fees proposed to be charged by Trusco relating to its services to the Small Cap Growth Fund. This information included comparisons of the advisory fees charged by Trusco to other funds and accounts with similar investment programs. In considering the fees charged to other funds or accounts, the Trustees considered, among other things, the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to manage mutual fund assets effectively. In evaluating the Small Cap Growth Fund's sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the Small Cap Growth Fund. The Trustees also considered whether any compensation other than sub-advisory fees would be received by Trusco and its affiliates from the Small Cap Growth Fund or any other Fund. Since Trusco has not yet provided any services to the Small Cap Growth Fund, the Trustees were not provided information relating to the profitability of Trusco's relationship with the Small Cap Growth Fund. When reviewing the fees proposed by Trusco, the Trustees took into account the proposed breakpoints in the sub-advisory fees. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the New Sub-Advisory Agreement, that the sub-advisory fees proposed to be charged by Trusco relating to its services to be provided to the Small Cap Growth Fund were fair and reasonable and supported approval of the Agreement.

ECONOMIES OF SCALE. The Trustees considered the possible existence of economies of scale in the provision of services by Trusco and noted that any such economies would be shared, at least in part, with the Adviser through breakpoints in sub-advisory fees, which are not matched by breakpoints in the fee schedule payable by the Small Cap Growth Fund to the Adviser. The Trustees considered whether the profitability to the Adviser from its relationship with the Small Cap Growth Fund would be


--------------------------------------------------------------------------------

120                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

unreasonably high as a result of the introduction of sub-advisory fee breakpoints that are not matched by breakpoints in the advisory fee schedule, and concluded that, at any Fund asset level reasonably likely to be achieved in the foreseeable future, such profitability would not be unreasonably high.

The Trustees also considered other factors, which included but were not limited to the following:

      o     the compliance programs of Trusco.

      o so-called "fallout benefits" to Trusco such as the benefits of investment research provided to Trusco by reason of brokerage commissions generated by the Small Cap Growth Fund's securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees approved the New Sub-Advisory Agreement.

Based on the same factors and conclusions, the Trustees also approved an interim sub-advisory agreement between the Adviser and Trusco relating to the Small Cap Growth Fund, such agreement to take effect upon the termination of the sub-advisory agreement with the Small Cap Growth Fund's prior sub-adviser and to terminate no later than 150 days after its effectiveness.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                            121

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
[HIGHMARK FUNDS LOGO OMITTED]

HIGHMARK FUND INFORMATION

HighMark Funds is committed to managing our mutual funds in the best interests of our shareholders. The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds that own voting securities to the Adviser. The Board has authorized the Adviser to delegate proxy voting authority with respect to a Fund to that Fund's sub-adviser. A description of the proxy voting guidelines and policies that the Funds use to determine how to vote proxies relating to portfolio securities, is available, (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on HighMark Funds' website at http://www.highmarkfunds.com. Information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the HighMark Funds' website at http://www.highmarkfunds.com.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available (i) without charge upon request by calling our investor services desk at 1-800-433-6884; (ii) on the Commission's web site at http://www.sec.gov;
(iii) on the HighMark Funds' website at http://www.highmarkfunds.com; and (iv) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                          FIDUCIARY SHARES INFORMATION

FUND                                        CUSIP          TICKER        FUND #
LARGE CAP GROWTH                          431114818         HMGRX          492
VALUE MOMENTUM                            431114677         HMVMX          871
LARGE CAP VALUE                           431114206         HMIEX          490
CORE EQUITY                               431112788         HMCFX         1627
BALANCED                                  431114792         HMBAX          491
SMALL CAP GROWTH                          431112739         HSRFX         1204
SMALL CAP VALUE                           431112101         HMSCX          148
CA INTERMEDIATE TAX-FREE BOND             431114644         HMITX          847
NATIONAL INTERMEDIATE TAX-FREE BOND       431112655         HMNTX         1600
BOND                                      431114305         HMBDX          489
SHORT TERM BOND                           431112549         HMSFX         1506
100% U.S. TREASURY MONEY MARKET           431114503         HMTXX          486
U.S. GOVERNMENT MONEY MARKET              431114701         HMGXX          485
DIVERSIFIED MONEY MARKET                  431114883         HMDXX          484
CA TAX-FREE MONEY MARKET                  431114842         HMCXX          487

                            RETAIL SHARES INFORMATION
LARGE CAP GROWTH
     CLASS A SHARES                       431114768         HMRGX          481
     CLASS B SHARES                       431114511         HMGBX          455
     CLASS C SHARES                       431112879         HGRCX         1755

VALUE MOMENTUM
     CLASS A SHARES                       431114628         HMVLX          870
     CLASS B SHARES                       431114529         HVMBX          456
     CLASS C SHARES                       431112812         HVMCX         1753

--------------------------------------------------------------------------------

122                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

FUND                                   CUSIP          TICKER        FUND #

LARGE CAP VALUE
  CLASS A SHARES                     431114784        HMERX          479
  CLASS B SHARES                     431114537        HIEBX          457
  CLASS C SHARES                     431112861        HIECX         1754
CORE EQUITY
  CLASS A SHARES                     431112770        HCEAX         1626
  CLASS B SHARES                     431112762        HCEBX         1628
  CLASS C SHARES                     431112754        HCECX         1632
BALANCED
  CLASS A SHARES                     431114776        HMBRX          480
  CLASS B SHARES                     431114545        HMBBX          452
  CLASS C SHARES                     431112887        HMBCX         1760
SMALL CAP GROWTH
  CLASS A SHARES                     431112713        HSRAX         1201
  CLASS B SHARES                     431112697        HSRBX         1202
  CLASS C SHARES                     431112689        HSRCX         1203
SMALL CAP VALUE
  CLASS A SHARES                     431112200        HASVX           41
  CLASS B SHARES                     431112309        HBSVX          123
  CLASS C SHARES                     431112820        HSVCX         1756
CA INTERMEDIATE TAX-FREE BOND
  CLASS A SHARES                     431114578        HMCIX          846
  CLASS B SHARES                     431112796        HCABX         1761
  CLASS C SHARES                     431112630        HCTCX         1491
NATIONAL INTERMEDIATE TAX-FREE BOND
  CLASS A SHARES                     431112663        HMNFX         1598
  CLASS C SHARES                     431112622        HNTCX         1490
BOND
  CLASS A SHARES                     431114743        HMRBX          478
  CLASS B SHARES                     431112747        HBDBX         1090
  CLASS C SHARES                     431112648        HBDCX         1492
SHORT TERM BOND
  CLASS A SHARES                     431112523        HMSAX         1505
  CLASS C SHARES                     431112515        HMTCX         1470
100% U.S. TREASURY MONEY MARKET
  CLASS A SHARES                     431114404        HMRXX          475
U.S. GOVERNMENT MONEY MARKET
  CLASS A SHARES                     431114602        HMUXX          474
  CLASS B SHARES                     431114495        HGBXX          450
  CLASS C SHARES                     431112531        HGTXX         1499
DIVERSIFIED MONEY MARKET
  CLASS A SHARES                     431114800        HMVXX          473

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                          123

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK FUND INFORMATION (CONCLUDED)

                      RETAIL SHARES INFORMATION (CONTINUED)

FUND                                         CUSIP         TICKER        FUND #

CA TAX-FREE MONEY MARKET
    CLASS A SHARES                         431114859        HMAXX          476
CAPITAL GROWTH ALLOCATION FUND
    CLASS A SHARES                         431112564        HMAAX         1494
    CLASS C SHARES                         431112556        HMACX         1497
GROWTH & INCOME ALLOCATION FUND
    CLASS A SHARES                         431112580        HMRAX         1493
    CLASS C SHARES                         431112572        HMRCX         1496
INCOME PLUS ALLOCATION FUND
    CLASS A SHARES                         431112614        HMPAX         1495
    CLASS C SHARES                         431112598        HMPCX         1498

                           CLASS S SHARES INFORMATION

100% U.S. TREASURY MONEY MARKET
    CLASS S SHARES                         431112606        HUSXX         1730
U.S. GOVERNMENT MONEY MARKET
    CLASS S SHARES                         431112507        HGSXX         1729
DIVERSIFIED MONEY MARKET
    CLASS S SHARES                         431112408        HDSXX         1728
CA TAX-FREE MONEY MARKET
    CLASS S SHARES                         431112705        HCSXX         1727

--------------------------------------------------------------------------------

124                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

NOTES

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                          125

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

NOTES

--------------------------------------------------------------------------------

126                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

NOTES

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                          127

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

SERVICE PROVIDERS & BOARD OF TRUSTEES

INVESTMENT ADVISER & ADMINISTRATOR

HighMark Capital Management, Inc.
350 California Street
San Francisco, CA 94104

SUB-ADVISERS

Large Cap Growth Fund:
Waddell & Reed Investment Management Company
6300 Lamar Avenue
Shawnee Mission, KS 66202

Large Cap Value Fund:
Aronson+Johnson+Ortiz, LP
230 South Broad Street, 20th Floor
Philadelphia, PA 19102

Small Cap Growth Fund:
Chartwell Investment Partners L.P.
1235 Westlakes Drive, Suite 400
Berwyn, PA 19312

Small Cap Value Fund:
LSV Asset Management
One North Wacker Drive, Suite 4000
Chicago, IL 60606

CUSTODIAN

Union Bank of California, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Ropes & Gray LLP
One Embarcadero Center, Suite 2200
San Francisco, CA 94111

AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

TRANSFER AGENT

State Street Bank & Trust Co.
PO Box 8416
Boston, MA 02266

BOARD OF TRUSTEES

Joseph C. Jaeger, Chairman
Thomas L. Braje, Vice Chairman
David Benkert
David A. Goldfarb
Michael L. Noel
Robert M. Whitler

--------------------------------------------------------------------------------

128                               1.800.433.6884

--------------------------------------------------------------------------------

                        To learn more about HighMark, visit us at www.highmarkfunds.com or call:

                        INVESTOR SERVICES DESK
                        1.800.433.6884

                        INVESTMENT PROFESSIONAL SUPPORT DESK
                        1.800.455.5609

                        THANK YOU
                        FOR YOUR INVESTMENT.

                        [HIGHMARK FUNDS LOGO OMITTED]

                        ------------------------------
                          Mutual Funds:
                          o are not FDIC insured
                          o have no bank guarantee
                          o may lose value
                        ------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)

445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071

WWW.HIGHMARKFUNDS.COM

HMK-SA-002-0400
84808 (01/06)

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       HighMark Funds

                                   /s/ Earle A. Malm II
By (Signature and Title)*          ---------------------------
                                   Earle A. Malm II, President

Date:  March 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                   /s/ Earle A. Malm II
By (Signature and Title)*          ---------------------------
                                   Earle A. Malm II, President

Date:  March 30, 2006

                                   /s/ Jennifer E. Spratley
By (Signature and Title)*          ---------------------------------------------
                                   Jennifer E. Spratley, Chief Financial Officer

Date:  March 30, 2006


* Print the name and title of each signing officer under his or her signature.